UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07455
Virtus Opportunities Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Duff & Phelps Global Infrastructure Fund
Class A / PGUAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class A / PGUAX	$64	1.23%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$173,148
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	25%
Asset Allocation(1)
Utilities	50%
Industrials	28
Energy	17
Real Estate	4
Communication Services	1
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8134
Virtus Duff & Phelps Global Infrastructure Fund

Virtus Duff & Phelps Global Infrastructure Fund
Class I / PGIUX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class I / PGIUX	$54	1.02%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$173,148
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	25%
Asset Allocation(1)
Utilities	50%
Industrials	28
Energy	17
Real Estate	4
Communication Services	1
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8136
Virtus Duff & Phelps Global Infrastructure Fund

Virtus Duff & Phelps Global Infrastructure Fund
Class R6 / VGIRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class R6 / VGIRX	$45	0.85%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$173,148
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	25%
Asset Allocation(1)
Utilities	50%
Industrials	28
Energy	17
Real Estate	4
Communication Services	1
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8137
Virtus Duff & Phelps Global Infrastructure Fund

Virtus Duff & Phelps Global Real Estate Securities Fund
Class A / VGSAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class A / VGSAX	$62	1.24%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$400,024
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Industrial/Office REITS	18%
Health Care REITS	15
Retail REITS	14
Data Centers REITS	11
Residential REITS	9
Real Estate Management & Development REITS	6
Self Storage REITS	5
Other REITS	22
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8138
Virtus Duff & Phelps Global Real Estate Securities Fund

Virtus Duff & Phelps Global Real Estate Securities Fund
Class C / VGSCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class C / VGSCX	$99	1.99%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$400,024
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Industrial/Office REITS	18%
Health Care REITS	15
Retail REITS	14
Data Centers REITS	11
Residential REITS	9
Real Estate Management & Development REITS	6
Self Storage REITS	5
Other REITS	22
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Material Fund Changes
Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8139
Virtus Duff & Phelps Global Real Estate Securities Fund

Virtus Duff & Phelps Global Real Estate Securities Fund
Class I / VGISX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class I / VGISX	$49	0.99%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$400,024
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Industrial/Office REITS	18%
Health Care REITS	15
Retail REITS	14
Data Centers REITS	11
Residential REITS	9
Real Estate Management & Development REITS	6
Self Storage REITS	5
Other REITS	22
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8140
Virtus Duff & Phelps Global Real Estate Securities Fund

Virtus Duff & Phelps Global Real Estate Securities Fund
Class R6 / VRGEX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6 / VRGEX	$43	0.87%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$400,024
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Industrial/Office REITS	18%
Health Care REITS	15
Retail REITS	14
Data Centers REITS	11
Residential REITS	9
Real Estate Management & Development REITS	6
Self Storage REITS	5
Other REITS	22
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8141
Virtus Duff & Phelps Global Real Estate Securities Fund

Virtus Duff & Phelps Real Asset Fund
Class A / PDPAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class A / PDPAX	$26	0.50%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$48,693
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Affiliated Mutual Funds	77%
Exchange-Traded Funds	19
Affiliated Exchange-Traded Fund	4
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8142
Virtus Duff & Phelps Real Asset Fund

Virtus Duff & Phelps Real Asset Fund
Class I / VADIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class I / VADIX	$13	0.25%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$48,693
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Affiliated Mutual Funds	77%
Exchange-Traded Funds	19
Affiliated Exchange-Traded Fund	4
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8144
Virtus Duff & Phelps Real Asset Fund

Virtus Duff & Phelps Real Asset Fund
Class R6 / VAABX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class R6 / VAABX	$10	0.20%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$48,693
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Affiliated Mutual Funds	77%
Exchange-Traded Funds	19
Affiliated Exchange-Traded Fund	4
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8145
Virtus Duff & Phelps Real Asset Fund

Virtus Duff & Phelps Real Estate Securities Fund
Class A / PHRAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class A / PHRAX	$63	1.24%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$341,142
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	5%
Asset Allocation(1)
Health Care REITS	21%
Industrial/Office REITS	17
Retail REITS	16
Data Centers REITS	15
Residential REITS	13
Self Storage REITS	6
Specialty REITS	4
Other REITS	8
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8146
Virtus Duff & Phelps Real Estate Securities Fund

Virtus Duff & Phelps Real Estate Securities Fund
Class C / PHRCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class C / PHRCX	$100	1.99%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$341,142
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	5%
Asset Allocation(1)
Health Care REITS	21%
Industrial/Office REITS	17
Retail REITS	16
Data Centers REITS	15
Residential REITS	13
Self Storage REITS	6
Specialty REITS	4
Other REITS	8
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Material Fund Changes
Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8147
Virtus Duff & Phelps Real Estate Securities Fund

Virtus Duff & Phelps Real Estate Securities Fund
Class I / PHRIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class I / PHRIX	$50	0.99%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$341,142
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	5%
Asset Allocation(1)
Health Care REITS	21%
Industrial/Office REITS	17
Retail REITS	16
Data Centers REITS	15
Residential REITS	13
Self Storage REITS	6
Specialty REITS	4
Other REITS	8
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8148
Virtus Duff & Phelps Real Estate Securities Fund

Virtus Duff & Phelps Real Estate Securities Fund
Class R6 / VRREX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class R6 / VRREX	$40	0.79%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$341,142
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	5%
Asset Allocation(1)
Health Care REITS	21%
Industrial/Office REITS	17
Retail REITS	16
Data Centers REITS	15
Residential REITS	13
Self Storage REITS	6
Specialty REITS	4
Other REITS	8
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8149
Virtus Duff & Phelps Real Estate Securities Fund

Virtus KAR Developing Markets Fund
Class A / VDMAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class A / VDMAX	$68	1.36%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$3,667
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Industrials	39%
Financials	15
Consumer Staples	13
Information Technology	11
Materials	7
Communication Services	5
Consumer Discretionary	4
Other	6
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8179
Virtus KAR Developing Markets Fund

Virtus KAR Developing Markets Fund
Class I / VIDMX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class I / VIDMX	$55	1.09%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$3,667
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Industrials	39%
Financials	15
Consumer Staples	13
Information Technology	11
Materials	7
Communication Services	5
Consumer Discretionary	4
Other	6
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8181
Virtus KAR Developing Markets Fund

Virtus KAR Developing Markets Fund
Class R6 / VDMRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class R6 / VDMRX	$53	1.06%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$3,667
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Industrials	39%
Financials	15
Consumer Staples	13
Information Technology	11
Materials	7
Communication Services	5
Consumer Discretionary	4
Other	6
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8182
Virtus KAR Developing Markets Fund

Virtus KAR Emerging Markets Small-Cap Fund
Class A / VAESX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class A / VAESX	$84	1.70%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$336,728
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	31%
Asset Allocation(1)
Industrials	40%
Financials	16
Consumer Staples	12
Health Care	7
Materials	6
Consumer Discretionary	4
Communication Services	4
Other	11
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8183
Virtus KAR Emerging Markets Small-Cap Fund

Virtus KAR Emerging Markets Small-Cap Fund
Class C / VCESX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class C / VCESX	$120	2.45%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$336,728
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	31%
Asset Allocation(1)
Industrials	40%
Financials	16
Consumer Staples	12
Health Care	7
Materials	6
Consumer Discretionary	4
Communication Services	4
Other	11
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Material Fund Changes
Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8184
Virtus KAR Emerging Markets Small-Cap Fund

Virtus KAR Emerging Markets Small-Cap Fund
Class I / VIESX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class I / VIESX	$71	1.45%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$336,728
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	31%
Asset Allocation(1)
Industrials	40%
Financials	16
Consumer Staples	12
Health Care	7
Materials	6
Consumer Discretionary	4
Communication Services	4
Other	11
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8185
Virtus KAR Emerging Markets Small-Cap Fund

Virtus KAR Emerging Markets Small-Cap Fund
Class R6 / VRESX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class R6 / VRESX	$64	1.30%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$336,728
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	31%
Asset Allocation(1)
Industrials	40%
Financials	16
Consumer Staples	12
Health Care	7
Materials	6
Consumer Discretionary	4
Communication Services	4
Other	11
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8186
Virtus KAR Emerging Markets Small-Cap Fund

Virtus KAR International Small-Mid Cap Fund
Class A / VISAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class A / VISAX	$71	1.48%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$783,038
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	19%
Asset Allocation(1)
Industrials	36%
Financials	22
Health Care	14
Materials	9
Communication Services	7
Information Technology	4
Energy	3
Other	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8211
Virtus KAR International Small-Mid Cap Fund

Virtus KAR International Small-Mid Cap Fund
Class C / VCISX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class C / VCISX	$106	2.23%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$783,038
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	19%
Asset Allocation(1)
Industrials	36%
Financials	22
Health Care	14
Materials	9
Communication Services	7
Information Technology	4
Energy	3
Other	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8212
Virtus KAR International Small-Mid Cap Fund

Virtus KAR International Small-Mid Cap Fund
Class I / VIISX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class I / VIISX	$58	1.22%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$783,038
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	19%
Asset Allocation(1)
Industrials	36%
Financials	22
Health Care	14
Materials	9
Communication Services	7
Information Technology	4
Energy	3
Other	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8213
Virtus KAR International Small-Mid Cap Fund

Virtus KAR International Small-Mid Cap Fund
Class R6 / VRISX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class R6 / VRISX	$53	1.11%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$783,038
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	19%
Asset Allocation(1)
Industrials	36%
Financials	22
Health Care	14
Materials	9
Communication Services	7
Information Technology	4
Energy	3
Other	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8214
Virtus KAR International Small-Mid Cap Fund

Virtus Newfleet Core Plus Bond Fund
Class A / SAVAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class A / SAVAX	$35	0.70%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$626,584
Total number of portfolio holdings	742
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	15
Energy	4
Industrials	3
All other Corporate Bonds and Notes	12
Mortgage-Backed Securities		29
U.S. Government Securities		15
Asset-Backed Securities		10
Leveraged Loans		4
Short-Term Investment		4
Foreign Government Securities		3
Other		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8257
Virtus Newfleet Core Plus Bond Fund

Virtus Newfleet Core Plus Bond Fund
Class C / SAVCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class C / SAVCX	$72	1.45%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$626,584
Total number of portfolio holdings	742
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	15
Energy	4
Industrials	3
All other Corporate Bonds and Notes	12
Mortgage-Backed Securities		29
U.S. Government Securities		15
Asset-Backed Securities		10
Leveraged Loans		4
Short-Term Investment		4
Foreign Government Securities		3
Other		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Material Fund Changes
Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8258
Virtus Newfleet Core Plus Bond Fund

Virtus Newfleet Core Plus Bond Fund
Class I / SAVYX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class I / SAVYX	$23	0.45%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$626,584
Total number of portfolio holdings	742
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	15
Energy	4
Industrials	3
All other Corporate Bonds and Notes	12
Mortgage-Backed Securities		29
U.S. Government Securities		15
Asset-Backed Securities		10
Leveraged Loans		4
Short-Term Investment		4
Foreign Government Securities		3
Other		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8259
Virtus Newfleet Core Plus Bond Fund

Virtus Newfleet Core Plus Bond Fund
Class R6 / VBFRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class R6 / VBFRX	$18	0.35%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$626,584
Total number of portfolio holdings	742
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	15
Energy	4
Industrials	3
All other Corporate Bonds and Notes	12
Mortgage-Backed Securities		29
U.S. Government Securities		15
Asset-Backed Securities		10
Leveraged Loans		4
Short-Term Investment		4
Foreign Government Securities		3
Other		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8260
Virtus Newfleet Core Plus Bond Fund

Virtus Newfleet High Yield Fund
Class A / PHCHX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class A / PHCHX	$47	0.95%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$51,565
Total number of portfolio holdings	233
Portfolio turnover rate as of the end of the reporting period	19%
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	25
Energy	16
Industrials	11
All other Corporate Bonds and Notes	43
Short-Term Investment		3
Leveraged Loans		0
Other		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8261
Virtus Newfleet High Yield Fund

Virtus Newfleet High Yield Fund
Class I / PHCIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class I / PHCIX	$35	0.70%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$51,565
Total number of portfolio holdings	233
Portfolio turnover rate as of the end of the reporting period	19%
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	25
Energy	16
Industrials	11
All other Corporate Bonds and Notes	43
Short-Term Investment		3
Leveraged Loans		0
Other		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8263
Virtus Newfleet High Yield Fund

Virtus Newfleet High Yield Fund
Class R6 / VRHYX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class R6 / VRHYX	$29	0.59%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$51,565
Total number of portfolio holdings	233
Portfolio turnover rate as of the end of the reporting period	19%
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	25
Energy	16
Industrials	11
All other Corporate Bonds and Notes	43
Short-Term Investment		3
Leveraged Loans		0
Other		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8264
Virtus Newfleet High Yield Fund

Virtus Newfleet Low Duration Core Plus Bond Fund
Class A / HIMZX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class A / HIMZX	$38	0.75%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$412,982
Total number of portfolio holdings	558
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Asset-Backed Securities		32%
Mortgage-Backed Securities		28
Corporate Bonds and Notes		25
Financials	12
Health Care	2
Industrials	2
All other Corporate Bonds and Notes	9
U.S. Government Securities		10
Leveraged Loans		3
Other (includes securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8265
Virtus Newfleet Low Duration Core Plus Bond Fund

Virtus Newfleet Low Duration Core Plus Bond Fund
Class C / PCMZX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class C / PCMZX	$75	1.50%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$412,982
Total number of portfolio holdings	558
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Asset-Backed Securities		32%
Mortgage-Backed Securities		28
Corporate Bonds and Notes		25
Financials	12
Health Care	2
Industrials	2
All other Corporate Bonds and Notes	9
U.S. Government Securities		10
Leveraged Loans		3
Other (includes securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Material Fund Changes
Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8266
Virtus Newfleet Low Duration Core Plus Bond Fund

Virtus Newfleet Low Duration Core Plus Bond Fund
Class I / HIBIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class I / HIBIX	$25	0.50%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$412,982
Total number of portfolio holdings	558
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Asset-Backed Securities		32%
Mortgage-Backed Securities		28
Corporate Bonds and Notes		25
Financials	12
Health Care	2
Industrials	2
All other Corporate Bonds and Notes	9
U.S. Government Securities		10
Leveraged Loans		3
Other (includes securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8267
Virtus Newfleet Low Duration Core Plus Bond Fund

Virtus Newfleet Low Duration Core Plus Bond Fund
Class R6 / VLDRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class R6 / VLDRX	$22	0.43%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$412,982
Total number of portfolio holdings	558
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Asset-Backed Securities		32%
Mortgage-Backed Securities		28
Corporate Bonds and Notes		25
Financials	12
Health Care	2
Industrials	2
All other Corporate Bonds and Notes	9
U.S. Government Securities		10
Leveraged Loans		3
Other (includes securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8268
Virtus Newfleet Low Duration Core Plus Bond Fund

Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class A / NAMFX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class A / NAMFX	$50	0.99%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$938,779
Total number of portfolio holdings	925
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	13
Energy	5
Industrials	4
All other Corporate Bonds and Notes	12
Mortgage-Backed Securities		23
Foreign Government Securities		16
Asset-Backed Securities		13
Leveraged Loans		8
U.S. Government Securities		4
Affiliated Exchange-Traded Fund		1
Other (includes short-term investment)		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8270
Virtus Newfleet Multi-Sector Intermediate Bond Fund

Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class C / NCMFX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class C / NCMFX	$87	1.74%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$938,779
Total number of portfolio holdings	925
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	13
Energy	5
Industrials	4
All other Corporate Bonds and Notes	12
Mortgage-Backed Securities		23
Foreign Government Securities		16
Asset-Backed Securities		13
Leveraged Loans		8
U.S. Government Securities		4
Affiliated Exchange-Traded Fund		1
Other (includes short-term investment)		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8271
Virtus Newfleet Multi-Sector Intermediate Bond Fund

Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class I / VMFIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class I / VMFIX	$37	0.74%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$938,779
Total number of portfolio holdings	925
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	13
Energy	5
Industrials	4
All other Corporate Bonds and Notes	12
Mortgage-Backed Securities		23
Foreign Government Securities		16
Asset-Backed Securities		13
Leveraged Loans		8
U.S. Government Securities		4
Affiliated Exchange-Traded Fund		1
Other (includes short-term investment)		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8272
Virtus Newfleet Multi-Sector Intermediate Bond Fund

Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class R6 / VMFRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class R6 / VMFRX	$30	0.60%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$938,779
Total number of portfolio holdings	925
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	13
Energy	5
Industrials	4
All other Corporate Bonds and Notes	12
Mortgage-Backed Securities		23
Foreign Government Securities		16
Asset-Backed Securities		13
Leveraged Loans		8
U.S. Government Securities		4
Affiliated Exchange-Traded Fund		1
Other (includes short-term investment)		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8273
Virtus Newfleet Multi-Sector Intermediate Bond Fund

Virtus Newfleet Multi-Sector Short Term Bond Fund
Class A / NARAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class A / NARAX	$45	0.90%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$4,772,399
Total number of portfolio holdings	914
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Corporate Bonds and Notes		27%
Financials	11
Energy	3
Health Care	3
All other Corporate Bonds and Notes	10
Asset-Backed Securities		27
Mortgage-Backed Securities		25
Foreign Government Securities		7
U.S. Government Securities		7
Leveraged Loans		5
Other (includes short-term investment and securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8276
Virtus Newfleet Multi-Sector Short Term Bond Fund

Virtus Newfleet Multi-Sector Short Term Bond Fund
Class C / PSTCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class C / PSTCX	$58	1.16%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$4,772,399
Total number of portfolio holdings	914
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Corporate Bonds and Notes		27%
Financials	11
Energy	3
Health Care	3
All other Corporate Bonds and Notes	10
Asset-Backed Securities		27
Mortgage-Backed Securities		25
Foreign Government Securities		7
U.S. Government Securities		7
Leveraged Loans		5
Other (includes short-term investment and securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Material Fund Changes
Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8277
Virtus Newfleet Multi-Sector Short Term Bond Fund

Virtus Newfleet Multi-Sector Short Term Bond Fund
Class C1 / PMSTX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class C1 / PMSTX	$83	1.66%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$4,772,399
Total number of portfolio holdings	914
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Corporate Bonds and Notes		27%
Financials	11
Energy	3
Health Care	3
All other Corporate Bonds and Notes	10
Asset-Backed Securities		27
Mortgage-Backed Securities		25
Foreign Government Securities		7
U.S. Government Securities		7
Leveraged Loans		5
Other (includes short-term investment and securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8278
Virtus Newfleet Multi-Sector Short Term Bond Fund

Virtus Newfleet Multi-Sector Short Term Bond Fund
Class I / PIMSX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class I / PIMSX	$33	0.65%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$4,772,399
Total number of portfolio holdings	914
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Corporate Bonds and Notes		27%
Financials	11
Energy	3
Health Care	3
All other Corporate Bonds and Notes	10
Asset-Backed Securities		27
Mortgage-Backed Securities		25
Foreign Government Securities		7
U.S. Government Securities		7
Leveraged Loans		5
Other (includes short-term investment and securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8279
Virtus Newfleet Multi-Sector Short Term Bond Fund

Virtus Newfleet Multi-Sector Short Term Bond Fund
Class R6 / VMSSX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class R6 / VMSSX	$26	0.52%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$4,772,399
Total number of portfolio holdings	914
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Corporate Bonds and Notes		27%
Financials	11
Energy	3
Health Care	3
All other Corporate Bonds and Notes	10
Asset-Backed Securities		27
Mortgage-Backed Securities		25
Foreign Government Securities		7
U.S. Government Securities		7
Leveraged Loans		5
Other (includes short-term investment and securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8280
Virtus Newfleet Multi-Sector Short Term Bond Fund

Virtus Newfleet Senior Floating Rate Fund
Class A / PSFRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class A / PSFRX	$48	0.95%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$127,089
Total number of portfolio holdings	252
Portfolio turnover rate as of the end of the reporting period	21%
Asset Allocation(1)
Leveraged Loans		96%
Service	12
Information Technology	12
Health Care	11
Gaming / Leisure	6
Manufacturing	6
Financials	6
Food / Tobacco	5
All other Leveraged Loans	38
Corporate Bonds and Notes		4
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8281
Virtus Newfleet Senior Floating Rate Fund

Virtus Newfleet Senior Floating Rate Fund
Class C / PFSRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class C / PFSRX	$85	1.70%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$127,089
Total number of portfolio holdings	252
Portfolio turnover rate as of the end of the reporting period	21%
Asset Allocation(1)
Leveraged Loans		96%
Service	12
Information Technology	12
Health Care	11
Gaming / Leisure	6
Manufacturing	6
Financials	6
Food / Tobacco	5
All other Leveraged Loans	38
Corporate Bonds and Notes		4
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Material Fund Changes
Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8282
Virtus Newfleet Senior Floating Rate Fund

Virtus Newfleet Senior Floating Rate Fund
Class I / PSFIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class I / PSFIX	$35	0.70%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$127,089
Total number of portfolio holdings	252
Portfolio turnover rate as of the end of the reporting period	21%
Asset Allocation(1)
Leveraged Loans		96%
Service	12
Information Technology	12
Health Care	11
Gaming / Leisure	6
Manufacturing	6
Financials	6
Food / Tobacco	5
All other Leveraged Loans	38
Corporate Bonds and Notes		4
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8283
Virtus Newfleet Senior Floating Rate Fund

Virtus Newfleet Senior Floating Rate Fund
Class R6 / VRSFX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class R6 / VRSFX	$30	0.60%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$127,089
Total number of portfolio holdings	252
Portfolio turnover rate as of the end of the reporting period	21%
Asset Allocation(1)
Leveraged Loans		96%
Service	12
Information Technology	12
Health Care	11
Gaming / Leisure	6
Manufacturing	6
Financials	6
Food / Tobacco	5
All other Leveraged Loans	38
Corporate Bonds and Notes		4
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8284
Virtus Newfleet Senior Floating Rate Fund

Virtus Seix Tax-Exempt Bond Fund
Class A / HXBZX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class A / HXBZX	$48	0.96%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$45,611
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	11%
Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8340
Virtus Seix Tax-Exempt Bond Fund

Virtus Seix Tax-Exempt Bond Fund
Class I / HXBIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class I / HXBIX	$36	0.71%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$45,611
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	11%
Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8342
Virtus Seix Tax-Exempt Bond Fund

Virtus SGA Emerging Markets Equity Fund
Class A / HEMZX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class A / HEMZX	$71	1.51%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$447,415
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Financials	28%
Consumer Discretionary	25
Information Technology	18
Consumer Staples	13
Communication Services	10
Industrials	4
Health Care	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Material Fund Changes
Effective January 1, 2026, a new expense limitation of 1.46% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8349
Virtus SGA Emerging Markets Equity Fund

Virtus SGA Emerging Markets Equity Fund
Class C / PICEX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class C / PICEX	$107	2.26%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$447,415
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Financials	28%
Consumer Discretionary	25
Information Technology	18
Consumer Staples	13
Communication Services	10
Industrials	4
Health Care	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Material Fund Changes
Effective January 1, 2026, a new expense limitation of 2.21% went into effect for Class C shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8350
Virtus SGA Emerging Markets Equity Fund

Virtus SGA Emerging Markets Equity Fund
Class I / HIEMX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class I / HIEMX	$60	1.26%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$447,415
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Financials	28%
Consumer Discretionary	25
Information Technology	18
Consumer Staples	13
Communication Services	10
Industrials	4
Health Care	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Material Fund Changes
Effective January 1, 2026, a new expense limitation of 1.21% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8351
Virtus SGA Emerging Markets Equity Fund

Virtus SGA Emerging Markets Equity Fund
Class R6 / VREMX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class R6 / VREMX	$48	1.02%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$447,415
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Financials	28%
Consumer Discretionary	25
Information Technology	18
Consumer Staples	13
Communication Services	10
Industrials	4
Health Care	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8352
Virtus SGA Emerging Markets Equity Fund

(b)	Not applicable.

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (semiannual) financial statements and financial highlights are as follows:

SEMI-ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS OPPORTUNITIES TRUST
March 31, 2026

Virtus Duff & Phelps Global Infrastructure Fund
Virtus Duff & Phelps Global Real Estate Securities Fund
Virtus Duff & Phelps Real Asset Fund
Virtus Duff & Phelps Real Estate Securities Fund
Virtus KAR Developing Markets Fund
Virtus KAR Emerging Markets Small-Cap Fund
Virtus KAR International Small-Mid Cap Fund
Virtus Newfleet Core Plus Bond Fund
Virtus Newfleet High Yield Fund
Virtus Newfleet Low Duration Core Plus Bond Fund
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Virtus Newfleet Multi-Sector Short Term Bond Fund
Virtus Newfleet Senior Floating Rate Fund
Virtus Seix Tax-Exempt Bond Fund
Virtus SGA Emerging Markets Equity Fund
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the
Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at
https://www.sec.gov.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2026
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Business Development Company (“BDC”)
A type of pooled investment vehicle that is often described as a hybrid between a traditional investment company and an operating company.
CDX North American High Yield Credit Default Swap Index (“CDXHY”) (“CDX.HY.CDSI”)
CDX.HY.CDSI is composed of 100 liquid North American entities with high yield credit ratings that trade in the credit default swap market.
Credit Default Swap (“CDS”)
A CDS is a financial derivative contract that shifts the credit risk of a fixed income product to a counterparty in exchange for a premium. The buyer of the CDS makes a series of payments (the CDS “fee” or “spread”) to the seller and, in exchange, may expect to receive a payoff if the asset defaults.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Home Loan Mortgage Corporation (“Freddie Mac”)
A government-owned corporation that buys mortgages and packages them into mortgage-backed securities.
Federal National Mortgage Association (“Fannie Mae”)
A government-sponsored, publicly traded enterprise that makes mortgages available to low- and moderate-income borrowers. It does not provide loans but backs or guarantees them in the secondary mortgage market.
Federal Reserve (“Fed”)
The central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Government National Mortgage Association (“Ginnie Mae”)
A U.S. government corporation that guarantees the timely payment of principal and interest on mortgage-backed securities (MBSs) issued by approved Ginnie Mae lenders, with the goal of expanding the pool of homeowners by mostly aiding lending to homeowners who are traditionally underserved in the mortgage marketplace such as first-time home buyers and low-income borrowers.
Joint Stock Company (“JSC”)
A joint stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2026
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
Permanent School Fund Guarantee Program (“PSF GTD”)
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
Standard & Poor’s Depositary Receipt (“SPDR”)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.
U.S. Treasury Inflation-Protected Securities (“TIPS”)
A United States Treasury security that is indexed to inflation in order to protect investors from the negative effects of inflation.

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—99.4%
Communication Services—1.2%
Cellnex Telecom S.A. (Spain)	65,805	$2,116
Energy—16.4%
Cheniere Energy, Inc. (United States)	8,647	2,454
DT Midstream, Inc. (United States)	9,906	1,334
Enbridge, Inc. (Canada)	86,251	4,670
Keyera Corp. (Canada)	36,387	1,407
Keyera Corp. Subscription Receipts (Canada)	8,054	290
ONEOK, Inc. (United States)	39,713	3,590
Targa Resources Corp. (United States)	16,570	4,155
TC Energy Corp. (Canada)	67,180	4,205
Williams Cos., Inc. (The) (United States)	85,415	6,216
		28,321

Industrials—28.0%
Aena SME S.A. (Spain)	378,509	11,198
Canadian Pacific Kansas City Ltd. (Canada)	61,326	4,826
Central Japan Railway Co. (Japan)	51,000	1,326
CSX Corp. (United States)	127,280	5,225
Ferrovial SE (Netherlands)	37,620	2,447
Flughafen Zurich AG Registered Shares (Switzerland)	16,212	5,077
GEK TERNA S.A. (Greece)	45,445	1,787
Grupo Aeroportuario del Centro Norte SAB de C.V. Class B (Mexico)	91,100	1,307
Grupo Aeroportuario del Pacifico SAB de C.V. Class B (Mexico)	36,790	906
Transurban Group (Australia)	436,843	4,261
Union Pacific Corp. (United States)	34,695	8,418
Vinci S.A. (France)	11,109	1,668
		48,446

	Shares	Value

Real Estate—4.0%
American Tower Corp. (United States)	22,453	$3,875
Crown Castle, Inc. (United States)	38,483	3,129
		7,004

Utilities—49.8%
Alliant Energy Corp. (United States)	29,824	2,140
CenterPoint Energy, Inc. (United States)	72,794	3,142
Dominion Energy, Inc. (United States)	33,051	2,043
DTE Energy Co. (United States)	11,844	1,732
Duke Energy Corp. (United States)	19,921	2,608
E.ON SE (Germany)	103,410	2,265
EDP S.A. (Portugal)	347,915	1,841
Entergy Corp. (United States)	32,876	3,694
Evergy, Inc. (United States)	39,266	3,217
Guangdong Investment Ltd. (Hong Kong) (China)	1,334,000	1,336
Iberdrola S.A. (Spain)	125,863	2,881
Kansai Electric Power Co., Inc. (The) (Japan)	129,200	2,148
National Grid plc (United Kingdom)	193,812	3,271
NextEra Energy, Inc. (United States)	95,670	8,886
NiSource, Inc. (United States)	77,217	3,603
OGE Energy Corp. (United States)	60,218	2,888
Pennon Group plc (United Kingdom)	331,716	2,339
PG&E Corp. (United States)	202,939	3,566
PPL Corp. (United States)	72,767	2,780
Public Service Enterprise Group, Inc. (United States)	18,948	1,534
Redeia Corp. S.A. (Spain)	101,930	1,728
Sempra (United States)	62,368	6,060
Severn Trent plc (United Kingdom)	53,548	2,196
	Shares	Value

Utilities—continued
Southern Co. (The) (United States)	63,737	$6,152
Spire, Inc. (United States)	19,621	1,776
United Utilities Group plc (United Kingdom)	125,711	2,192
Veolia Environnement S.A. (France)	45,938	1,750
WEC Energy Group, Inc. (United States)	16,436	1,903
Xcel Energy, Inc. (United States)	57,472	4,566
		86,237

Total Common Stocks (Identified Cost $140,448)		172,124

Total Long-Term Investments—99.4% (Identified Cost $140,448)		172,124

TOTAL INVESTMENTS—99.4% (Identified Cost $140,448)		$172,124
Other assets and liabilities, net—0.6%		1,024
NET ASSETS—100.0%		$173,148

Abbreviation:
plc	Public Limited Company

Country Weightings†
United States	59%
Spain	10
Canada	9
United Kingdom	6
Switzerland	3
Australia	3
Japan	2
Other	8
Total	100%
† % of total investments as of March 31, 2026.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$172,124	$118,297	$53,827
Total Investments	$172,124	$118,297	$53,827
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—99.8%
Australia—5.2%
Goodman Group	302,300	$5,427
NEXTDC Ltd.(1)	728,098	5,821
Scentre Group	4,063,425	9,376
		20,624

Belgium—1.8%
Aedifica S.A.	50,009	4,049
Warehouses De Pauw CVA	114,279	2,977
		7,026

Canada—2.8%
Canadian Apartment Properties REIT	88,335	2,255
Chartwell Retirement Residences	271,650	3,929
First Capital Real Estate Investment Trust	339,950	5,039
		11,223

China—1.7%
Swire Properties Ltd. (Hong Kong)	2,260,000	6,620
France—1.4%
Klepierre S.A.	153,594	5,766
Germany—1.5%
Vonovia SE	235,178	5,883
India—0.8%
CapitaLand India Trust	4,142,783	3,267
Japan—8.0%
Comforia Residential REIT, Inc.	3,183	2,180
Japan Hotel REIT Investment Corp. Class A	8,198	3,891
Mitsubishi Estate Co., Ltd.	388,900	10,795
Mitsui Fudosan Co., Ltd.	1,136,850	12,119
Mitsui Fudosan Logistics Park, Inc.	4,291	3,062
		32,047

Singapore—1.9%
CapitaLand Ascendas REIT	3,847,300	7,425
Spain—2.7%
Merlin Properties Socimi S.A.	671,396	10,939
	Shares	Value

Sweden—0.6%
Catena AB	52,341	$2,441
United Kingdom—4.8%
British Land Co. plc (The)	769,000	3,638
Derwent London plc	31,310	654
Safestore Holdings plc	379,122	3,185
Tritax Big Box REIT plc	3,414,125	6,430
UNITE Group plc (The)	905,499	5,486
		19,393

United States—66.6%
Agree Realty Corp.	50,900	3,837
Alexandria Real Estate Equities, Inc.	61,275	2,844
American Healthcare REIT, Inc.	46,200	2,179
American Homes 4 Rent Class A	331,500	9,256
American Tower Corp.	30,335	5,235
AvalonBay Communities, Inc.	61,145	9,988
Brixmor Property Group, Inc.	346,708	9,985
BXP, Inc.	62,100	3,223
Cousins Properties, Inc.	156,000	3,521
CubeSmart	182,275	6,680
Digital Realty Trust, Inc.	106,475	19,188
Equinix, Inc.	26,010	25,496
Equity LifeStyle Properties, Inc.	97,925	6,112
Essential Properties Realty Trust, Inc.	245,800	7,463
Essex Property Trust, Inc.	26,290	6,362
First Industrial Realty Trust, Inc.	171,075	9,897
Iron Mountain, Inc.	90,065	9,199
Mid-America Apartment Communities, Inc.	55,150	6,735
Pebblebrook Hotel Trust	276,000	3,486
Phillips Edison & Co., Inc.	140,950	5,274
Prologis, Inc.	201,618	26,650
Public Storage	33,025	8,946
Ryman Hospitality Properties, Inc.	55,635	5,133
Simon Property Group, Inc.	58,221	10,860
Smartstop Self Storage REIT, Inc.	62,975	1,907
Ventas, Inc.	195,850	16,017
Vornado Realty Trust	133,545	3,471
	Shares	Value

United States—continued
Welltower, Inc.	189,450	$37,456
		266,400

Total Common Stocks (Identified Cost $315,913)		399,054

Rights—0.0%
Singapore—0.0%
CapitaLand Ascendas REIT 04/16/2026(1)	107,724	10
Total Rights (Identified Cost $—)		10

Total Long-Term Investments—99.8% (Identified Cost $315,913)		399,064

TOTAL INVESTMENTS—99.8% (Identified Cost $315,913)		$399,064
Other assets and liabilities, net—0.2%		960
NET ASSETS—100.0%		$400,024

Abbreviations:
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	67%
Japan	8
Australia	5
United Kingdom	5
Canada	3
Spain	3
Singapore	2
Other	7
Total	100%
† % of total investments as of March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$399,054	$277,623	$121,431
Rights	10	—	10
Total Investments	$399,064	$277,623	$121,441
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Financial Statements

Duff & Phelps Real Asset Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Affiliated Mutual Funds(1)—77.2%
Equity Funds—75.6%
Virtus Duff & Phelps Global Infrastructure Fund Class R6(2)	967,354	$15,981
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6(2)	351,537	12,374
Virtus Duff & Phelps Select MLP and Energy Fund Class I(2)	315,159	5,988
Virtus Duff & Phelps Water Fund Institutional Shares(2)	135,247	2,467
		36,810

Fixed Income Fund—1.6%
Virtus Newfleet Senior Floating Rate Fund Class R6	92,774	779
Total Affiliated Mutual Funds (Identified Cost $30,445)		37,589

Exchange-Traded Funds(1)—19.0%
Invesco DB Agriculture Fund(3)	17,025	465
Invesco DB Commodity Index Tracking Fund(3)	58,894	1,705
Schwab U.S. TIPS ETF	44,520	1,185
State Street SPDR S&P Global Natural Resources ETF	54,900	4,099
VanEck Gold Miners ETF	19,780	1,815
	Shares	Value

	Total Exchange-Traded Funds (Identified Cost $6,079)	9,269

Affiliated Exchange-Traded Fund(1)—3.6%
	Financials—3.6%
Virtus Duff & Phelps Clean Energy ETF(2)	61,475	$1,730
	Total Affiliated Exchange-Traded Fund (Identified Cost $1,197)	1,730

	Total Long-Term Investments—99.8% (Identified Cost $37,721)	48,588

	TOTAL INVESTMENTS—99.8% (Identified Cost $37,721)	$48,588
	Other assets and liabilities, net—0.2%	105
	NET ASSETS—100.0%	$48,693

Abbreviations:
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
S&P	Standard & Poor’s
SPDR	S&P Depositary Receipt
TIPS	Treasury-Inflation Protected Securities
Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)	Affiliated investment. See Note 4I in Notes to Financial Statements.
(3)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices
Assets:
Affiliated Exchange-Traded Fund	$1,730	$1,730
Affiliated Mutual Funds	37,589	37,589
Exchange-Traded Funds	9,269	9,269
Total Investments	$48,588	$48,588
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—99.5%
Real Estate Investment Trusts—99.5%
Data Centers—14.6%
Digital Realty Trust, Inc.	109,770	$19,782
Equinix, Inc.	30,491	29,888
		49,670

Gaming—2.7%
Gaming & Leisure Properties, Inc.	208,370	9,245
Health Care—20.7%
Alexandria Real Estate Equities, Inc.	85,113	3,951
American Healthcare REIT, Inc.	100,900	4,759
Sabra Health Care REIT, Inc.	458,380	8,815
Ventas, Inc.	189,060	15,461
Welltower, Inc.	191,180	37,798
		70,784

Industrial/Office—16.6%
Industrial—13.3%
First Industrial Realty Trust, Inc.	184,875	10,695
Prologis, Inc.	262,641	34,716
		45,411

Office—3.3%
BXP, Inc.	75,150	3,900
Cousins Properties, Inc.	177,596	4,009
Vornado Realty Trust	121,360	3,154
		11,063

Total Industrial/Office		56,474

	Shares	Value

Lodging/Resorts—2.7%
Pebblebrook Hotel Trust	226,100	$2,856
Ryman Hospitality Properties, Inc.	67,757	6,252
		9,108

Residential—13.4%
Apartments—8.0%
AvalonBay Communities, Inc.	64,740	10,576
Essex Property Trust, Inc.	26,100	6,316
Mid-America Apartment Communities, Inc.	85,590	10,452
		27,344

Manufactured Homes—2.4%
Equity LifeStyle Properties, Inc.	130,975	8,175
Single Family Homes—3.0%
American Homes 4 Rent Class A	371,200	10,364
Total Residential		45,883

Retail—16.1%
Free Standing—5.5%
Agree Realty Corp.	112,750	8,499
Essential Properties Realty Trust, Inc.	333,450	10,123
		18,622

Regional Malls—4.5%
Simon Property Group, Inc.	82,066	15,308
Shopping Centers—6.1%
Brixmor Property Group, Inc.	375,906	10,826
Kimco Realty Corp.	189,770	4,264
	Shares	Value

Shopping Centers—continued
Phillips Edison & Co., Inc.	155,205	$5,808
		20,898

Total Retail		54,828

Self Storage—6.5%
CubeSmart	222,314	8,148
Public Storage	45,065	12,207
Smartstop Self Storage REIT, Inc.	60,352	1,828
		22,183

Specialty—4.2%
Iron Mountain, Inc.	141,975	14,501
Telecommunications—2.0%
American Tower Corp.	39,630	6,839
Total Common Stocks (Identified Cost $217,548)		339,515

Total Long-Term Investments—99.5% (Identified Cost $217,548)		339,515

TOTAL INVESTMENTS—99.5% (Identified Cost $217,548)		$339,515
Other assets and liabilities, net—0.5%		1,627
NET ASSETS—100.0%		$341,142

Abbreviation:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$339,515	$339,515
Total Investments	$339,515	$339,515
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—94.4%
Communication Services—5.3%
Sarana Menara Nusantara Tbk PT (Indonesia)	2,056,400	$59
Tencent Holdings Ltd. (China)	2,100	133
		192

Consumer Discretionary—4.2%
Alibaba Group Holding Ltd. Sponsored ADR (China)	357	45
Allegro.eu S.A. (Poland)(1)	7,188	51
Union Auction PCL Foreign Shares (Thailand)	379,200	58
		154

Consumer Staples—12.5%
Arca Continental SAB de C.V. (Mexico)	10,679	123
BBB Foods, Inc. Class A (Mexico)(1)	2,709	96
Heineken Malaysia Bhd (Malaysia)	19,200	108
Wal-Mart de Mexico SAB de C.V. (Mexico)	28,691	94
Wuliangye Yibin Co., Ltd. Class A (China)	2,500	37
		458

Financials—14.7%
Bank Central Asia Tbk PT (Indonesia)	237,000	92
BR Advisory Partners Participacoes S.A. (Brazil)	22,231	83
Caixa Seguridade Participacoes S.A. (Brazil)	53,243	187
Kaspi.KZ JSC ADR (Kazakhstan)(1)	772	57
Kfin Technologies Ltd. (India)	2,594	25
Optima bank S.A. (Greece)	5,511	54
Qualitas Controladora SAB de C.V. (Mexico)	4,303	41
		539

Health Care—2.5%
Riverstone Holdings Ltd. (Singapore)	169,500	91
Industrials—38.3%
Computer Age Management Services Ltd. (India)	10,017	67
Credit Bureau Asia Ltd. (Singapore)	80,200	78
	Shares	Value

Industrials—continued
Epiroc AB Class B (Sweden)	5,926	$127
Esab Corp. (United States)	507	49
Ferreycorp SAA (Peru)	127,389	150
GFC Ltd. (Taiwan)	14,408	53
GPS Participacoes e Empreendimentos S.A. (Brazil)	43,564	139
Haitian International Holdings Ltd. (China)	31,066	81
HD Hyundai Marine Solution Co., Ltd. (South Korea)	627	77
Humanica PCL Foreign Shares (Thailand)	93,100	12
Jack Technology Co., Ltd. Class A (China)	11,900	66
JVM Co., Ltd. (South Korea)	1,828	29
Lumax International Corp., Ltd. (Taiwan)	2,000	7
NICE Information Service Co., Ltd. (South Korea)	8,088	85
Precision Tsugami China Corp., Ltd. (China)	20,200	89
S-1 Corp. (South Korea)	1,006	58
Sporton International, Inc. (Taiwan)	17,000	102
Tegma Gestao Logistica S.A. (Brazil)	12,390	75
VAT Group AG (Switzerland)	98	61
		1,405

Information Technology—10.5%
LEENO Industrial, Inc. (South Korea)	535	35
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	1,039	351
		386

Materials—6.4%
Avia Avian Tbk PT (Indonesia)	2,960,000	64
Corp. Moctezuma SAB de C.V. (Mexico)	38,271	172
		236

Total Common Stocks (Identified Cost $2,859)		3,461

Total Long-Term Investments—94.4% (Identified Cost $2,859)		3,461

	Shares	Value

Short-Term Investment—3.4%
Money Market Mutual Fund—3.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(2)	125,133	$125
Total Short-Term Investment (Identified Cost $125)		125

TOTAL INVESTMENTS—97.8% (Identified Cost $2,984)		$3,586
Other assets and liabilities, net—2.2%		81
NET ASSETS—100.0%		$3,667

Abbreviations:
ADR	American Depositary Receipt
JSC	Joint Stock Company
PCL	Public Company Limited

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Mexico	15%
Taiwan	14
Brazil	13
China	13
South Korea	8
Indonesia	6
United States	5
Other	26
Total	100%
† % of total investments as of March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$3,461	$1,662	$1,799
Money Market Mutual Fund	125	125	—
Total Investments	$3,586	$1,787	$1,799
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stock
Investments in Securities
Balance as of September 30, 2025:	$52	$52
Net change in unrealized appreciation (depreciation)	(5)	(5)
Sales	(47)	(47)
Balance as of March 31, 2026	$—	$—
See Notes to Financial Statements

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—89.5%
Communication Services—4.0%
Addcn Technology Co., Ltd. (Taiwan)	834,324	$4,330
Dayamitra Telekomunikasi PT (Indonesia)	73,418,400	2,355
Sarana Menara Nusantara Tbk PT (Indonesia)	231,232,486	6,678
		13,363

Consumer Discretionary—4.3%
Allegro.eu S.A. (Poland)(1)	1,356,001	9,734
Union Auction PCL Foreign Shares (Thailand)(2)	31,854,400	4,840
		14,574

Consumer Staples—11.5%
Anhui Gujing Distillery Co., Ltd. Class B (China)	412,309	3,691
BBB Foods, Inc. Class A (Mexico)(1)	227,615	8,051
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,255,000	5,244
Chongqing Brewery Co., Ltd. Class A (China)	359,700	2,968
Clicks Group Ltd. (South Africa)	386,565	6,658
Heineken Malaysia Bhd (Malaysia)	2,141,900	12,081
		38,693

Financials—15.4%
BR Advisory Partners Participacoes S.A. (Brazil)	1,865,128	6,957
Caixa Seguridade Participacoes S.A. (Brazil)	5,884,923	20,700
Kaspi.KZ JSC ADR (Kazakhstan)(1)	61,759	4,574
Kfin Technologies Ltd. (India)	322,085	3,022
Optima bank S.A. (Greece)	687,978	6,780
Qualitas Controladora SAB de C.V. (Mexico)	1,037,502	9,955
		51,988

Health Care—7.0%
Haw Par Corp., Ltd. (Singapore)	1,199,474	15,865
	Shares	Value

Health Care—continued
Riverstone Holdings Ltd. (Singapore)	14,657,200	$7,836
		23,701

Industrials—39.3%
Computer Age Management Services Ltd. (India)	939,773	6,277
Epiroc AB Class B (Sweden)	598,478	12,820
Esab Corp. (United States)	53,171	5,140
Ferreycorp SAA (Peru)	5,668,680	6,679
GFC Ltd. (Taiwan)	116,416	427
GPS Participacoes e Empreendimentos S.A. (Brazil)	4,092,778	13,093
Haitian International Holdings Ltd. (China)	3,936,218	10,228
HD Hyundai Marine Solution Co., Ltd. (South Korea)	48,665	6,009
Humanica PCL Foreign Shares (Thailand)	11,935,400	1,498
Jack Technology Co., Ltd. Class A (China)	1,115,973	6,212
JVM Co., Ltd. (South Korea)	154,508	2,411
Kerry TJ Logistics Co., Ltd. (Taiwan)	1,642,000	1,584
Lumax International Corp., Ltd. (Taiwan)	1,242,000	4,538
NICE Information Service Co., Ltd. (South Korea)	938,416	9,893
Precision Tsugami China Corp., Ltd. (China)	741,642	3,271
S-1 Corp. (South Korea)	207,617	11,985
Sporton International, Inc. (Taiwan)	1,929,887	11,603
Tegma Gestao Logistica S.A. (Brazil)	1,915,830	11,543
VAT Group AG (Switzerland)	11,298	7,048
		132,259

Information Technology—1.8%
LEENO Industrial, Inc. (South Korea)	47,813	3,116
Oracle Financial Services Software Ltd. (India)	42,087	3,022
		6,138

Materials—6.2%
Avia Avian Tbk PT (Indonesia)	279,377,660	6,034
	Shares	Value

Materials—continued
Corp. Moctezuma SAB de C.V. (Mexico)	3,273,814	$14,719
		20,753

Total Common Stocks (Identified Cost $275,717)		301,469

Total Long-Term Investments—89.5% (Identified Cost $275,717)		301,469

Short-Term Investment—8.9%
Money Market Mutual Fund—8.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(3)	30,009,128	30,009
Total Short-Term Investment (Identified Cost $30,009)		30,009

TOTAL INVESTMENTS—98.4% (Identified Cost $305,726)		$331,478
Other assets and liabilities, net—1.6%		5,250
NET ASSETS—100.0%		$336,728

Abbreviations:
ADR	American Depositary Receipt
JSC	Joint Stock Company
PCL	Public Company Limited

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment. See Note 4I in Notes to Financial Statements.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Brazil	16%
United States	11
South Korea	10
Mexico	10
China	8
Singapore	7
Taiwan	7
Other	31
Total	100%
† % of total investments as of March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$301,469	$101,411	$200,058
Money Market Mutual Fund	30,009	30,009	—
Total Investments	$331,478	$131,420	$200,058
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stock
Investments in Securities
Balance as of September 30, 2025:	$5,077	$5,077
Net change in unrealized appreciation (depreciation)	(635)	(635)
Sales	(4,442)	(4,442)
Balance as of March 31, 2026	$—	$—
See Notes to Financial Statements

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—100.0%
Communication Services—6.8%
Dayamitra Telekomunikasi PT (Indonesia)	349,392,703	$11,206
Infrastrutture Wireless Italiane SpA (Italy)	1,870,432	14,927
oOh!media Ltd. (Australia)	26,447,477	17,371
Sarana Menara Nusantara Tbk PT (Indonesia)	338,026,000	9,762
		53,266

Consumer Discretionary—2.0%
Allegro.eu S.A. (Poland)(1)	2,196,889	15,769
Consumer Staples—2.9%
Anhui Gujing Distillery Co., Ltd. Class B (China)	324,100	2,902
Heineken Malaysia Bhd (Malaysia)	3,505,000	19,768
		22,670

Energy—3.0%
Pason Systems, Inc. (Canada)	2,457,045	23,385
Financials—22.5%
AJ Bell plc (United Kingdom)	6,020,896	37,686
Caixa Seguridade Participacoes S.A. (Brazil)	12,091,537	42,532
FinecoBank Banca Fineco SpA (Italy)	1,937,247	43,101
IntegraFin Holdings plc (United Kingdom)	3,068,831	12,563
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	1,636,338	12,108
Qualitas Controladora SAB de C.V. (Mexico)	1,172,684	11,253
Steadfast Group Ltd. (Australia)	5,682,927	16,730
		175,973

	Shares	Value

Health Care—13.9%
As One Corp. (Japan)	2,059,300	$28,993
Haw Par Corp., Ltd. (Singapore)	3,915,012	51,782
Riverstone Holdings Ltd. (Singapore)	21,164,200	11,315
Sartorius Stedim Biotech (France)	85,929	16,736
		108,826

Industrials—35.5%
Beijer Ref AB Class B (Sweden)	316,950	4,394
Epiroc AB Class B (Sweden)	1,969,653	42,193
Haitian International Holdings Ltd. (China)	9,534,025	24,773
Howden Joinery Group plc (United Kingdom)	2,608,856	27,632
Japan Elevator Service Holdings Co., Ltd. (Japan)	116,800	1,208
Knorr-Bremse AG (Germany)	185,702	21,217
Lumax International Corp., Ltd. (Taiwan)	1,840,247	6,724
MEITEC Group Holdings, Inc. (Japan)	516,100	10,685
MISUMI Group, Inc. (Japan)	1,274,000	21,839
MonotaRO Co., Ltd. (Japan)	1,882,700	20,408
MTU Aero Engines AG (Germany)	75,749	27,635
NICE Information Service Co., Ltd. (South Korea)	1,125,587	11,866
S-1 Corp. (South Korea)	312,510	18,040
Spirax Group plc (United Kingdom)	320,634	28,765
VAT Group AG (Switzerland)	16,862	10,519
		277,898

Information Technology—4.4%
Alten S.A. (France)	116,619	7,230
Bouvet ASA (Norway)	1,346,107	7,030
	Shares	Value

Information Technology—continued
Riken Keiki Co., Ltd. (Japan)	1,086,100	$20,660
		34,920

Materials—9.0%
Corp. Moctezuma SAB de C.V. (Mexico)	10,563,683	47,493
Forterra plc (United Kingdom)	6,054,521	12,577
Ibstock plc (United Kingdom)	7,621,964	10,277
		70,347

Total Common Stocks (Identified Cost $707,936)		783,054

Total Long-Term Investments—100.0% (Identified Cost $707,936)		783,054

TOTAL INVESTMENTS—100.0% (Identified Cost $707,936)		$783,054
Other assets and liabilities, net—(0.0)%		(16)
NET ASSETS—100.0%		$783,038

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United Kingdom	18%
Japan	13
Singapore	8
Mexico	8
Italy	7
Germany	6
Sweden	6
Other	34
Total	100%
† % of total investments as of March 31, 2026.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$783,054	$124,663	$658,391
Total Investments	$783,054	$124,663	$658,391
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—14.8%
U.S. Treasury Bonds
2.375%, 2/15/42	$720	$525
3.875%, 5/15/43	1,440	1,276
3.000%, 8/15/48	3,115	2,286
1.250%, 5/15/50	5,910	2,805
1.375%, 8/15/50	9,840	4,812
1.875%, 2/15/51	1,335	741
1.875%, 11/15/51	940	516
2.250%, 2/15/52	950	573
2.875%, 5/15/52	985	683
4.000%, 11/15/52	2,800	2,406
3.625%, 2/15/53	1,420	1,140
3.625%, 5/15/53	7,550	6,054
4.125%, 8/15/53	6,110	5,358
4.750%, 11/15/53	1,590	1,546
4.250%, 2/15/54	9,175	8,219
4.625%, 5/15/54	5,930	5,654
4.250%, 8/15/54	4,155	3,721
4.500%, 11/15/54	3,155	2,947
4.625%, 2/15/55	7,090	6,762
U.S. Treasury Notes
4.250%, 1/31/30	980	992
1.500%, 2/15/30	1,265	1,158
3.625%, 12/31/30	2,940	2,900
3.375%, 5/15/33	2,435	2,320
4.500%, 11/15/33	870	888
4.375%, 5/15/34	4,705	4,755
3.875%, 8/15/34	4,260	4,152
4.625%, 2/15/35	7,115	7,300
4.250%, 5/15/35	5,230	5,216
4.125%, 2/15/36	4,975	4,897
Total U.S. Government Securities (Identified Cost $100,748)		92,602

Foreign Government Securities—2.7%
Costa Rica Government
144A 6.550%, 4/3/34(1)	110	116
144A 7.300%, 11/13/54(1)	65	71
Dominican Republic
144A 5.500%, 2/22/29(1)	355	351
144A 4.875%, 9/23/32(1)	715	659
Federative Republic of Brazil
6.000%, 10/20/33	396	396
6.625%, 3/15/35	294	301
Hungary Government International Bond
144A 6.250%, 9/22/32(1)	804	836
144A 5.500%, 3/26/36(1)	215	209
Kingdom of Bahrain
144A 5.625%, 5/18/34(1)	102	90
144A 7.100%, 2/3/38(1)	505	473
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	311	267
	Par Value	Value

Foreign Government Securities—continued
Oman Government International Bond 144A 6.250%, 1/25/31(1)	$667	$696
Republic of Angola 144A 9.244%, 1/15/31(1)	238	241
Republic of Colombia
7.375%, 4/25/30	155	161
8.000%, 11/14/35	226	237
7.750%, 11/7/36	235	240
8.750%, 11/14/53	130	139
Republic of El Salvador
144A 8.625%, 2/28/29(1)	175	183
RegS 7.650%, 6/15/35(2)	276	270
Republic of Guatemala 144A 6.600%, 6/13/36(1)	225	235
Republic of Indonesia
4.550%, 1/11/28	318	319
5.600%, 1/15/35	116	118
5.100%, 2/10/54(3)	513	466
Republic of Ivory Coast
144A 8.075%, 4/1/36(1)	112	114
144A 8.250%, 1/30/37(1)	160	164
Republic of Kazakhstan 144A 5.500%, 7/1/37(1)	502	503
Republic of Kenya 144A 7.875%, 10/9/33(1)	380	353
Republic of Nigeria
144A 10.375%, 12/9/34(1)	249	285
144A 8.631%, 1/13/36(1)	294	305
Republic of Panama
5.227%, 2/23/34	170	164
5.662%, 2/23/38	115	110
8.000%, 3/1/38	236	271
Republic of Peru 5.375%, 2/8/35	450	449
Republic of Philippines 4.750%, 3/5/35	456	438
Republic of Poland
4.875%, 10/4/33	470	469
5.125%, 9/18/34	164	164
5.375%, 2/12/35	204	207
Republic of Serbia 144A 6.500%, 9/26/33(1)	284	296
Republic of South Africa
5.875%, 6/22/30	559	564
5.650%, 9/27/47	60	47
144A 6.125%, 12/11/37(1)	178	165
Republic of Sri Lanka 144A 3.600%, 2/15/38(1)(4)	245	219
Republic of Turkiye
7.250%, 5/29/32	310	311
7.625%, 5/15/34	558	566
6.625%, 2/17/45	135	114
	Par Value	Value

Foreign Government Securities—continued
Republica Orient Uruguay 5.100%, 6/18/50	$491	$451
Romanian Government International Bond
144A 5.875%, 1/30/29(1)	422	424
144A 6.375%, 1/30/34(1)	125	124
144A 6.625%, 5/16/36(1)	236	234
Saudi International Bond
144A 4.875%, 7/18/33(1)	552	545
144A 5.625%, 1/13/35(1)	200	206
144A 4.500%, 10/26/46(1)	185	150
144A 3.750%, 1/21/55(1)	625	421
United Mexican States
5.850%, 7/2/32	290	293
5.375%, 3/22/33	289	282
3.500%, 2/12/34	187	159
6.000%, 5/7/36	345	343
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	266	276
Total Foreign Government Securities (Identified Cost $17,320)		17,260

Mortgage-Backed Securities—29.2%
Agency—16.2%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	260	268
Pool #SD2026 5.000%, 11/1/52	1,317	1,305
Pool #SD3238 5.500%, 12/1/52	113	114
Pool #SD5594 5.500%, 7/1/53	2,550	2,570
Pool #SD5856 3.500%, 1/1/54	4,667	4,282
Pool #SD6881 2.500%, 2/1/52	5,141	4,339
Pool #SD8289 5.500%, 1/1/53	2,335	2,355
Pool #SD8317 6.000%, 4/1/53	277	284
Pool #SD8343 6.000%, 7/1/53	969	994
Pool #SD8350 6.000%, 8/1/53	543	556
Pool #SD8418 4.500%, 4/1/54	5,091	4,916
Pool #SD8492 5.000%, 1/1/55	6,549	6,464
Pool #SL0019 5.500%, 1/1/55	1,181	1,187
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #SL0298 5.000%, 1/1/55	$4,609	$4,553
Pool #SL0627 6.000%, 10/1/54	2,185	2,232
Pool #SL3344 5.000%, 3/1/55	4,146	4,092
Pool #SL3545 3.000%, 10/1/53	5,788	5,094
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	2	2
Pool #535371 6.500%, 5/1/30	— (5)	— (5)
Pool #590108 7.000%, 7/1/31	1	1
Pool #880117 5.500%, 4/1/36	12	13
Pool #909092 6.000%, 9/1/37	6	6
Pool #909220 6.000%, 8/1/38	48	50
Pool #938574 5.500%, 9/1/36	24	25
Pool #986067 6.000%, 8/1/38	1	1
Pool #CB0534 3.000%, 5/1/51	4,535	3,992
Pool #CB6857 4.500%, 8/1/53	2,282	2,210
Pool #FA0685 6.000%, 1/1/55	4,965	5,073
Pool #FA1378 4.000%, 3/1/55	5,841	5,532
Pool #FA1728 6.000%, 10/1/53	4,425	4,529
Pool #FA2472 5.000%, 4/1/54	4,971	4,921
Pool #FS4438 5.000%, 11/1/52	116	115
Pool #FS4991 3.000%, 3/1/52	1,322	1,162
Pool #FS6679 6.000%, 12/1/53	1,701	1,742
Pool #FS7751 4.000%, 3/1/53	5,024	4,751
Pool #FS8360 3.500%, 9/1/52	2,212	2,031
Pool #FS8791 6.000%, 8/1/54	3,182	3,245
Pool #MA4785 5.000%, 10/1/52	266	263
Pool #MA4805 4.500%, 11/1/52	649	629
Pool #MA4839 4.000%, 12/1/52	5,107	4,821
Pool #MA4980 6.000%, 4/1/53	1,512	1,548
Pool #MA5072 5.500%, 7/1/53	1,426	1,437
Pool #MA5385 4.000%, 6/1/54	3,110	2,936
	Par Value	Value

Agency—continued
Pool #MA5791 5.000%, 8/1/55	$3,659	$3,611
Government National Mortgage Association
2025-125, JA 5.000%, 11/16/50(6)	924	930
Pool #443000 6.500%, 9/15/28	3	3
		101,184

Non-Agency—13.0%
A&D Mortgage Trust
2023-NQM3, A1 144A 6.733%, 7/25/68(1)(6)	781	783
2025-NQM2, A1 144A 5.790%, 6/25/70(1)(6)	995	1,000
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(6)	595	573
2022-B, A1 144A 3.500%, 3/27/62(1)(6)	589	570
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.416%, 6/15/40(1)(6)	1,605	1,609
Angel Oak Mortgage Trust
2022-5, A1 144A 4.500%, 5/25/67(1)(6)	1,373	1,367
2023-1, A1 144A 4.750%, 9/26/67(1)(6)	1,882	1,876
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(6)	32	31
2019-2, A1 144A 3.347%, 4/25/49(1)(6)	13	13
2020-1, A3 144A 3.328%, 3/25/55(1)	1,410	1,302
2022-1, A1B 144A 4.269%, 12/25/56(1)(6)	270	256
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 4.970%, 7/15/37(1)(6)	1,324	1,287
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	235	238
BX Commercial Mortgage Trust
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 5.633%, 2/15/39(1)(6)	227	227
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.064%, 3/15/41(1)(6)	880	881
	Par Value	Value

Non-Agency—continued
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(1)	$875	$826
2019-OC11, D 144A 3.944%, 12/9/41(1)(6)	1,135	1,073
2022-CLS, A 144A 5.760%, 10/13/27(1)	1,230	1,234
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.216%, 3/15/30(1)(6)	854	847
CENT 2025-CITY, A 144A 4.920%, 7/10/40(1)(6)	1,315	1,324
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(6)	454	429
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(1)(6)	176	172
COLT Mortgage Loan Trust
2023-4, A1 144A 7.163%, 10/25/68(1)(6)	836	842
2024-5, A1 144A 5.123%, 8/25/69(1)(6)	631	630
COOPR Residential Mortgage Trust 2025-CES2, A1A 144A 5.502%, 6/25/60(1)(6)	646	648
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	220	206
2020-3, A 144A 1.358%, 8/15/53(1)	11	11
2022-1, A 144A 4.744%, 6/17/55(1)(6)	357	358
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(1)(6)	788	711
Deephaven Residential Mortgage Trust
2022-1, A1 144A 2.205%, 1/25/67(1)(6)	297	274
2025-INV1, A1 144A 5.087%, 11/25/60(1)(6)	771	769
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(1)(6)	821	825
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(1)(6)	14	13
ELM Trust 2024-ELM, A10 144A 5.414%, 6/10/39(1)(6)	897	899
Fashion Show Mall LLC 2024-SHOW, A 144A 4.764%, 10/10/41(1)(6)	2,010	2,022
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	$225	$222
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(6)	31	28
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.123%, 12/15/39(1)(6)	660	660
GCAT Trust 2020-NQM1, A1 144A 3.247%, 1/25/60(1)(6)	330	327
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(6)	1,020	1,018
Houston Galleria Mall Trust 2025-HGLR, A 144A 5.462%, 2/5/45(1)(6)	1,480	1,513
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(6)	1,298	1,294
IRV Trust 2025-200P, B 144A 5.440%, 3/14/47(1)(6)	1,180	1,173
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.337%, 1/25/63(1)(6)	648	634
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.797%, 10/5/39(1)(6)	1,115	1,125
JPMorgan Chase Mortgage Trust
2017-3, 2A2 144A 2.500%, 8/25/47(1)(6)	333	291
2017-4, A13 144A 3.500%, 11/25/48(1)(6)	1,743	1,588
2017-5, A1 144A 4.702%, 10/26/48(1)(6)	5	5
2021-INV2, A4 144A 2.500%, 12/25/51(1)(6)	2,463	2,214
2024-NQM1, A3 144A 5.947%, 2/25/64(1)(6)	396	397
2025-CES1, A1 144A 5.666%, 5/25/55(1)(6)	569	571
2025-NQM2, A1 144A 5.567%, 9/25/65(1)(6)	838	842
2026-ACES1, A1 144A 4.894%, 4/25/66(1)(6)	1,314	1,307
LHOME Mortgage Trust 2024-RTL4, A1 144A 5.921%, 7/25/39(1)(6)	450	451
MetLife Securitization Trust 2017-1A, M1 144A 3.349%, 4/25/55(1)(6)	305	277
	Par Value	Value

Non-Agency—continued
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(1)(6)	$1,221	$1,218
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(6)	1,412	1,384
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(6)	1,331	1,330
Mill City Mortgage Loan Trust
2019-1, M2 144A 3.500%, 10/25/69(1)(6)	155	143
2019-GS2, A1 144A 2.750%, 8/25/59(1)(6)	976	951
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(6)	42	40
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	800	821
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(1)	1,427	1,363
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(6)	34	33
2015-2A, A1 144A 3.750%, 8/25/55(1)(6)	629	611
2017-2A, A3 144A 4.000%, 3/25/57(1)(6)	552	535
2018-2A, A1 144A 4.500%, 2/25/58(1)(6)	63	62
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(6)	462	444
2022-NQM2, A1 144A 3.854%, 3/27/62(1)(6)	1,335	1,259
2024-NQM3, A1 144A 5.466%, 11/25/64(1)(6)	314	317
2026-NQM3, A1 144A 4.833%, 2/25/66(1)(6)	853	845
2018-1A, A1A 144A 4.000%, 12/25/57(1)(6)	289	282
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(6)	112	99
NY Commercial Mortgage Trust 2025-299P, A 144A 5.664%, 2/10/47(1)(6)	1,160	1,202
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(6)	1,018	942
OBX Trust
2023-NQM10, A1 144A 6.465%, 10/25/63(1)(6)	353	356
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(6)	572	572
2024-HYB1, A1 144A 3.620%, 3/25/53(1)(6)	516	517
2024-HYB2, A1 144A 3.703%, 4/25/53(1)(6)	617	614
2024-NQM3, A1 144A 6.129%, 12/25/63(1)(6)	812	817
	Par Value	Value

Non-Agency—continued
2025-NQM6, A1 144A 5.603%, 3/25/65(1)(6)	$747	$750
PMT Loan Trust
2024-INV1, A2 144A 6.000%, 10/25/59(1)(6)	651	659
2024-INV2, A1 144A 6.000%, 12/25/59(1)(6)	362	366
2025-INV7, A7 144A 6.000%, 6/25/56(1)(6)	1,029	1,038
PRET Trust 2024-RPL1, A1 144A 3.900%, 10/25/63(1)(6)	378	361
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(6)	90	78
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(6)	278	277
2023-CES2, A1A 144A 6.808%, 9/25/43(1)(6)	467	469
2023-CES3, A1A 144A 7.113%, 11/25/43(1)(6)	503	507
2024-CES1, A1A 144A 6.025%, 2/25/44(1)(6)	272	273
2025-CES5, A1A 144A 5.687%, 5/25/55(1)(6)	857	862
RFR Trust 2025-SGRM, A 144A 5.379%, 3/11/41(1)(6)	1,140	1,153
RIDE 2025-SHRE, B 144A 5.438%, 2/14/47(1)(6)	900	916
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(1)	830	844
2024-CNTR, C 144A 6.471%, 11/13/41(1)	900	927
Sequoia Mortgage Trust 2013-8, B1 3.478%, 6/25/43(6)	14	14
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(1)(6)	1,264	1,093
THPT Mortgage Trust 2023-THL, A 144A 6.996%, 12/10/34(1)(6)	459	462
Towd Point Mortgage Trust
2015-6, B2 144A 3.772%, 4/25/55(1)(6)	635	597
2016-4, B1 144A 3.914%, 7/25/56(1)(6)	310	301
2017-1, M1 144A 3.750%, 10/25/56(1)(6)	332	328
2017-4, A2 144A 3.000%, 6/25/57(1)(6)	1,570	1,498
2018-2, A2 144A 3.500%, 3/25/58(1)(6)	670	654
2018-6, A2 144A 3.750%, 3/25/58(1)(6)	600	553
2019-1, A1 144A 3.750%, 3/25/58(1)(6)	77	75
2019-2, A2 144A 3.750%, 12/25/58(1)(6)	1,720	1,556
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-4, A2 144A 3.250%, 10/25/59(1)(6)	$770	$704
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 5.393%, 5/25/58(1)(6)	100	100
2020-MH1, A2 144A 2.500%, 2/25/60(1)(6)	405	392
2021-1, A2 144A 2.750%, 11/25/61(1)(6)	355	304
2023-1, A1 144A 3.750%, 1/25/63(1)	1,134	1,084
2024-1, A1 144A 4.903%, 3/25/64(1)(6)	639	650
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(1)	310	296
Verus Securitization Trust 2023-8, A1 144A 6.259%, 12/25/68(1)(6)	837	841
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(1)	21	20
2021-1R, A1 144A 1.280%, 5/25/56(1)	137	128
2022-1, A2 144A 5.850%, 8/25/57(1)(6)	307	306
WSTN Trust 2023-MAUI, C 144A 7.690%, 7/5/37(1)(6)	1,350	1,360
		81,616

Total Mortgage-Backed Securities (Identified Cost $183,285)		182,800

Asset-Backed Securities—9.7%
Automobiles—2.9%
American Credit Acceptance Receivables Trust
2024-1, C 144A 5.630%, 1/14/30(1)	229	229
2024-4, C 144A 4.910%, 8/12/31(1)	1,050	1,053
2025-1, C 144A 5.090%, 8/12/31(1)	1,320	1,327
Arivo Acceptance Auto Loan Receivables Trust 2024-1A, B 144A 6.870%, 6/17/30(1)	704	716
Avis Budget Rental Car Funding LLC (AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	402	405
Bridgecrest Lending Auto Securitization Trust 2025-1, C 5.150%, 12/17/29	935	940
	Par Value	Value

Automobiles—continued
Carvana Auto Receivables Trust 2021-N3, D 1.580%, 6/12/28	$23	$22
Consumer Portfolio Services Auto Trust 2025-A, C 144A 5.250%, 4/15/31(1)	1,220	1,230
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(1)	350	354
2024-A, C 144A 5.740%, 4/15/30(1)	517	520
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	488	490
DT Auto Owner Trust 2023-3A, C 144A 6.400%, 5/15/29(1)	177	179
Exeter Automobile Receivables Trust
2024-5A, B 4.480%, 4/16/29	1,001	1,002
2025-4A, B 4.400%, 5/15/30	1,340	1,338
2026-2A, C 4.910%, 8/16/32	1,560	1,556
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	24	24
First Investors Auto Owner Trust 2022-1A, C 144A 3.130%, 5/15/28(1)	38	38
Foursight Capital Automobile Receivables Trust 2023-2, A2 144A 5.990%, 5/15/28(1)	16	16
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	385	391
2023-2A, A3 144A 6.380%, 2/15/29(1)	353	357
LAD Auto Receivables Trust
2023-2A, D 144A 6.300%, 2/15/31(1)	265	269
2023-4A, C 144A 6.760%, 3/15/29(1)	466	476
Lendbuzz Securitization Trust 2024-2A, A2 144A 5.990%, 5/15/29(1)	1,379	1,387
Prestige Auto Receivables Trust 2025-1A, C 144A 5.520%, 2/15/30(1)	1,179	1,185
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(1)	163	163
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(1)	452	458
	Par Value	Value

Automobiles—continued
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	$315	$317
Westlake Automobile Receivables Trust
2024-1A, B 144A 5.550%, 11/15/27(1)	483	484
2024-2A, B 144A 5.620%, 3/15/30(1)	870	875
		17,801

Consumer Loans—0.1%
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	69	68
Reach ABS Trust 2024-1A, B 144A 6.290%, 2/18/31(1)	413	416
		484

Credit Card—0.1%
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(1)	720	721
Equipment—0.0%
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(1)	112	112
Other—6.6%
ALLO Issuer LLC 2025-1A, A2 144A 5.528%, 4/20/55(1)	1,200	1,204
Amur Equipment Finance Receivables XV LLC 2025-1A, D 144A 5.680%, 8/20/32(1)	1,340	1,357
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	1,044	1,052
Aqua Finance Issuer Trust 2025-A, A 144A 5.250%, 12/19/50(1)	835	845
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(1)	23	23
2019-A, C 144A 4.010%, 7/16/40(1)	99	97
2020-AA, B 144A 2.790%, 7/17/46(1)	173	165
2024-A, B 144A 5.060%, 4/18/50(1)	1,025	1,027
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	485	496
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(1)	1,045	1,051
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Other—continued
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(1)	$129	$131
CCG Receivables Trust
2024-1, B 144A 5.080%, 3/15/32(1)	860	871
2025-1, C 144A 4.890%, 10/14/32(1)	1,195	1,200
Commercial Equipment Finance LLC
2024-1A, A 144A 5.970%, 7/16/29(1)	253	255
2025-1A, A 144A 4.830%, 5/15/31(1)	1,091	1,092
DataBank Issuer 2026-1A, A2 144A 5.811%, 2/25/56(1)	1,250	1,242
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	21	21
2023-2, B 144A 6.410%, 5/15/34(1)	465	470
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(1)	51	48
2023-2A, A 144A 6.530%, 6/15/49(1)	195	202
2024-2A, A 144A 4.600%, 3/15/50(1)	548	546
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(1)	1,558	1,590
HINNT LLC 2025-A, B 144A 5.450%, 3/15/44(1)	698	707
Jersey Mike’s Funding LLC
2024-1A, A2 144A 5.636%, 2/15/55(1)	1,089	1,101
2026-1A, A2I 144A 4.952%, 2/15/56(1)	600	592
Lendmark Funding Trust 2025-3A, A 144A 4.510%, 5/21/35(1)	1,175	1,167
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(1)	965	962
MetroNet Infrastructure Issuer LLC 2025-2A, A2 144A 5.400%, 8/20/55(1)	1,065	1,074
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	38	38
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(1)	72	71
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	116	104
	Par Value	Value

Other—continued
NMEF Funding LLC
2023-A, B 144A 6.830%, 6/17/30(1)	$1,000	$1,014
2024-A, A2 144A 5.150%, 12/15/31(1)	387	388
Octane Receivables Trust 2023-3A, B 144A 6.480%, 7/20/29(1)	532	536
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	851	856
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(1)	740	755
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	282	288
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	205	203
RCO X Mortgage LLC 2026-1, A1 144A 5.536%, 3/25/31(1)(6)(7)	1,210	1,206
Reach ABS Trust
2024-2A, B 144A 5.840%, 7/15/31(1)	1,000	1,009
2025-2A, B 144A 5.120%, 8/18/32(1)	1,315	1,317
Scalelogix ABS U.S. Issuer LLC 2025-1A, A2 144A 5.673%, 7/25/55(1)	1,350	1,327
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(1)	87	89
Sotheby’s Artfi Master Trust 2026-1A, A1 144A 4.800%, 6/20/33(1)	1,500	1,498
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	1,260	1,235
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(1)	1,435	1,413
Towd Point Mortgage Trust 2025-CES4, A1A 144A 5.091%, 10/25/65(1)(6)	1,130	1,125
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	1,205	1,207
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	864	872
UPX HIL Issuer Trust 2025-1, A 144A 5.160%, 1/25/47(1)	421	420
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(1)	926	906
	Par Value	Value

Other—continued
VFI ABS LLC 2025-1A, C 144A 5.600%, 4/24/31(1)	$1,075	$1,076
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	2,096	1,989
		41,530

Total Asset-Backed Securities (Identified Cost $60,526)		60,648

Corporate Bonds and Notes—33.9%
Communication Services—1.2%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	23	23
144A 4.750%, 3/1/30(1)	670	636
Charter Communications Operating LLC 6.484%, 10/23/45	1,440	1,328
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	305	220
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	296	296
Gray Media, Inc. 144A 7.250%, 8/15/33(1)	465	469
Meta Platforms, Inc. 5.750%, 11/15/65	1,280	1,189
Omnicom Group, Inc. 5.375%, 6/15/33	790	790
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	605	615
Sprint Capital Corp. 8.750%, 3/15/32	635	755
Univision Communications, Inc. 144A 8.000%, 8/15/28(1)	1,025	1,040
		7,361

Consumer Discretionary—1.4%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	100	101
Ashtead Capital, Inc.
144A 5.500%, 8/11/32(1)	305	309
144A 5.950%, 10/15/33(1)	475	489
144A 5.800%, 4/15/34(1)	530	540
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	560	520
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	1,550	1,098
Ford Motor Co. 4.750%, 1/15/43	110	83
Ford Motor Credit Co. LLC
6.054%, 11/5/31	255	256
6.500%, 2/7/35	495	499
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	$893	$869
Newell Brands, Inc. 6.375%, 9/15/27	800	804
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	250	240
PulteGroup, Inc. 4.900%, 3/1/36	1,515	1,463
Sodexo, Inc. 144A 5.800%, 8/15/35(1)	1,290	1,318
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(1)	40	40
		8,629

Consumer Staples—1.4%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(1)	965	945
144A 5.750%, 3/31/34(1)	90	88
Alimentation Couche-Tard, Inc. 144A 5.077%, 9/29/35(1)	1,495	1,480
BAT Capital Corp.
7.750%, 10/19/32	398	457
4.390%, 8/15/37	245	223
4.758%, 9/6/49	245	203
Coty, Inc. 144A 6.625%, 7/15/30(1)	490	486
Mars, Inc. 144A 5.200%, 3/1/35(1)	1,190	1,201
Philip Morris International, Inc. 5.375%, 2/15/33	1,020	1,048
Pilgrim’s Pride Corp. 6.250%, 7/1/33	1,122	1,175
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)	855	864
144A 6.375%, 3/1/33(1)	375	369
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	530	531
		9,070

Energy—3.6%
APA Corp. 6.750%, 2/15/55	1,235	1,238
BP Capital Markets plc 4.875% (8)	1,290	1,273
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	285	294
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	345	364
144A 5.439%, 2/15/35(1)	675	685
Diamondback Energy, Inc. 5.900%, 4/18/64	955	904
DT Midstream, Inc. 144A 4.375%, 6/15/31(1)	1,420	1,369
	Par Value	Value

Energy—continued
Enbridge, Inc. 8.500%, 1/15/84	$759	$854
Energy Transfer LP
Series G 7.125%(8)	215	219
Series H 6.500%(8)	230	230
EOG Resources, Inc.
5.350%, 1/15/36	190	193
5.650%, 12/1/54	995	969
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	1,240	1,129
Genesis Energy LP 8.875%, 4/15/30	515	538
Harbour Energy plc 144A 6.327%, 4/1/35(1)	1,260	1,291
HF Sinclair Corp. 6.250%, 1/15/35	1,430	1,476
KazMunayGas National Co. JSC 144A 5.750%, 4/19/47(1)	162	150
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	400	447
7.500%, 11/15/40	215	249
Kinder Morgan, Inc. 5.850%, 6/1/35	490	513
Kodiak Gas Services LLC 144A 6.750%, 10/1/35(1)	355	361
Occidental Petroleum Corp.
6.200%, 3/15/40	610	623
6.050%, 10/1/54	815	792
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	630	636
Petroleos Mexicanos
6.840%, 1/23/30	84	84
5.950%, 1/28/31	266	254
7.690%, 1/23/50	93	81
6.950%, 1/28/60	25	20
6.350%, 2/12/48	381	291
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	530	477
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	850	844
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	339	300
South Bow Canadian Infrastructure Holdings Ltd. 7.500%, 3/1/55	610	635
Sunoco LP
144A 5.625%, 3/15/31(1)	385	383
144A 5.375%, 7/15/31(1)	50	50
144A 5.875%, 3/15/34(1)	245	242
144A 5.625%, 7/15/34(1)	80	79
Western Midstream Operating LP 5.250%, 2/1/50	1,585	1,337
	Par Value	Value

Energy—continued
Williams Cos., Inc. (The) 5.150%, 3/15/34	$1,010	$1,011
		22,885

Exploration & Production—0.1%
Petronas Capital Ltd. 144A 5.848%, 4/3/55(1)	346	354
Financials—15.2%
AerCap Ireland Capital DAC
3.300%, 1/30/32	470	427
6.950%, 3/10/55	322	330
6.500%, 1/31/56	485	486
Allianz SE
144A 6.350%, 9/6/53(1)	600	625
144A 5.600%, 9/3/54(1)	380	377
Ally Financial, Inc. 8.000%, 11/1/31	1,295	1,436
American Express Co.
5.625%, 7/28/34	1,785	1,824
5.412%, 2/8/41	345	342
American National Group, Inc. 7.000%, 12/1/55	202	192
Apollo Debt Solutions BDC
6.900%, 4/13/29	370	379
5.875%, 8/30/30	865	851
Apollo Global Management, Inc. 6.000%, 12/15/54	1,420	1,331
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(1)	545	554
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	650	605
Atlas Warehouse Lending Co. LP 144A 5.250%, 1/15/33(1)	1,470	1,424
Australia & New Zealand Banking Group Ltd. 144A 5.816%, 6/18/36(1)	1,410	1,435
Aviation Capital Group LLC 144A 4.875%, 1/28/33(1)	500	483
Avolon Holdings Funding Ltd. 144A 5.750%, 11/15/29(1)	1,060	1,084
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(1)	148	149
Banco de Credito e Inversiones S.A. 144A 7.500% (1)(8)	244	254
Banco Mercantil del Norte S.A.
144A 5.875%(1)(8)	207	205
144A 8.375%(1)(8)	111	115
Bank of America Corp.
2.687%, 4/22/32	455	412
2.972%, 2/4/33	1,270	1,150
5.518%, 10/25/35	2,260	2,260
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
Bank of New York Mellon Corp. (The) 5.834%, 10/25/33	$200	$212
Barclays plc
7.437%, 11/2/33	945	1,056
5.335%, 9/10/35	260	258
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 8.125%, 1/8/39(1)	263	276
BlackRock Funding, Inc. 5.250%, 3/14/54	1,005	935
Blackstone Private Credit Fund
5.950%, 7/16/29	750	739
6.000%, 1/29/32	510	495
Block, Inc.
6.500%, 5/15/32	280	283
144A 6.000%, 8/15/33(1)	170	167
Blue Owl Finance LLC 3.125%, 6/10/31	1,575	1,358
BPCE S.A.
144A 7.003%, 10/19/34(1)	820	896
144A 6.915%, 1/14/46(1)	565	578
Brookfield Asset Management Ltd. 5.795%, 4/24/35	1,060	1,080
Capital One Financial Corp.
2.359%, 7/29/32	752	648
6.377%, 6/8/34	810	854
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(1)	1,110	1,137
Charles Schwab Corp. (The)
6.136%, 8/24/34	740	788
Series H 4.000%(8)	559	517
Citadel Finance LLC
144A 4.750%, 2/14/29(1)	830	813
144A 5.150%, 2/14/31(1)	100	98
Citigroup, Inc.
3.980%, 3/20/30	465	458
6.270%, 11/17/33	705	754
6.174%, 5/25/34	503	521
5.174%, 9/11/36	840	833
CompoSecure Holdings LLC 144A 5.625%, 2/1/33(1)	5	5
Corebridge Financial, Inc.
6.875%, 12/15/52	455	458
6.375%, 9/15/54	1,035	1,017
DBR Land Holdings LLC 144A 6.250%, 12/1/30(1)	340	344
Deutsche Bank AG 5.403%, 9/11/35(3)	1,300	1,293
	Par Value	Value

Financials—continued
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(1)	$1,125	$1,056
EMD Finance LLC 144A 5.000%, 10/15/35(1)	1,485	1,465
F&G Annuities & Life, Inc. 6.500%, 6/4/29	935	939
Fedex Freight Holding Co., Inc. 144A 5.250%, 3/15/36(1)	1,490	1,442
Fifth Third Bancorp 4.337%, 4/25/33	910	877
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	1,360	1,347
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(1)	995	1,007
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	606	650
144A 6.750%, 3/15/54(1)	410	382
144A 7.950%, 10/15/54(1)	170	164
Global Payments, Inc. 5.550%, 11/15/35	1,175	1,132
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35	1,215	1,219
6.450%, 5/1/36	145	153
4.939%, 10/21/36	575	557
5.065%, 1/21/37	525	513
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34	1,361	1,370
Huntington Bancshares, Inc.
5.709%, 2/2/35	485	495
6.141%, 11/18/39	615	626
Icon Investments Six DAC 6.000%, 5/8/34	1,290	1,307
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	870	895
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(1)	1,575	1,569
JPMorgan Chase & Co.
2.956%, 5/13/31	545	508
5.717%, 9/14/33	435	450
5.350%, 6/1/34	455	464
6.254%, 10/23/34	1,145	1,231
5.576%, 7/23/36	525	532
1.953%, 2/4/32	685	603
KeyCorp
4.789%, 6/1/33	515	503
6.401%, 3/6/35	245	260
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	455	444
Lseg U.S. Fin Corp. 144A 5.250%, 3/23/36(1)	810	802
	Par Value	Value

Financials—continued
M&T Bank Corp. 5.400%, 7/30/35	$1,110	$1,106
Mizuho Financial Group, Inc. 2.564%, 9/13/31	1,320	1,163
Morgan Stanley
5.250%, 4/21/34	1,285	1,289
5.424%, 7/21/34	1,760	1,786
5.948%, 1/19/38	378	387
MSCI, Inc. 144A 3.625%, 9/1/30(1)	1,586	1,499
NatWest Group plc 6.475%, 6/1/34	1,005	1,043
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	1,425	1,471
Nippon Life Insurance Co.
144A 6.250%, 9/13/53(1)	815	832
144A 6.500%, 4/30/55(1)	380	392
Northern Trust Corp.
3.375%, 5/8/32	1,145	1,129
5.117%, 11/19/40	650	633
OAK-Eagle Acquireco, Inc. 144A 7.250%, 7/1/33(1)	115	119
Omnis Funding Trust 144A 6.722%, 5/15/55(1)	1,230	1,243
OneMain Finance Corp. 6.750%, 3/15/32	590	572
PNC Financial Services Group, Inc. (The)
5.575%, 1/29/36	800	817
5.423%, 1/25/41	335	328
Prudential Financial, Inc.
5.125%, 3/1/52	247	236
6.750%, 3/1/53	185	191
6.500%, 3/15/54	470	481
Rivers Enterprise Borrower LLC 144A 6.250%, 10/15/30(1)	140	140
Rocket Cos., Inc. 144A 6.375%, 8/1/33(1)	515	521
Societe Generale S.A. 144A 6.066%, 1/19/35(1)	995	1,027
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34	610	606
6.176%, 10/1/54	435	414
State Street Corp.
6.123%, 11/21/34	1,045	1,104
Series I 6.700%(8)	400	406
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(1)	1,130	1,113
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(1)	1,140	1,115
Texas Capital Bancshares, Inc.
4.000%, 5/6/31	330	329
5.301%, 2/27/32	500	493
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
Toronto-Dominion Bank (The) 8.125%, 10/31/82	$845	$872
Truist Financial Corp.
5.122%, 1/26/34	654	652
5.867%, 6/8/34	580	604
U.S. Bancorp
4.967%, 7/22/33	510	504
5.424%, 2/12/36	1,135	1,160
UBS Group AG
144A 7.000%(1)(8)	875	846
144A 4.988%, 8/5/33(1)	820	816
Wells Fargo & Co.
6.125%(8)	945	949
5.389%, 4/24/34	480	487
6.491%, 10/23/34	1,670	1,808
		95,246

Health Care—2.9%
180 Medical, Inc. 144A 5.300%, 10/8/35(1)	1,450	1,421
Abbott Laboratories 5.500%, 3/15/56	596	584
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(1)	30	30
Amgen, Inc. 5.650%, 3/2/53	1,478	1,432
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(1)	35	36
Augusta SpinCo Corp. 5.245%, 3/23/36	285	285
Baxter International, Inc. 3.132%, 12/1/51	2,635	1,508
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	930	877
CVS Health Corp.
5.050%, 3/25/48	355	305
5.625%, 2/21/53	835	765
6.750%, 12/10/54	682	691
Dentsply Sirona, Inc. 3.250%, 6/1/30	1,535	1,414
GENMAB A/S 144A 6.250%, 12/15/32(1)	55	56
HCA, Inc.
5.500%, 6/1/33	250	255
5.600%, 4/1/34	205	209
5.450%, 9/15/34	345	348
5.250%, 6/15/49	170	150
6.000%, 4/1/54	268	259
IQVIA, Inc.
5.700%, 5/15/28	479	488
6.250%, 2/1/29	730	759
144A 6.250%, 6/1/32(1)	545	553
Medline Borrower LP 144A 3.875%, 4/1/29(1)	945	914
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(1)	235	228
	Par Value	Value

Health Care—continued
Royalty Pharma plc
5.400%, 9/2/34	$1,450	$1,462
3.350%, 9/2/51	350	227
Smith & Nephew plc 5.400%, 3/20/34	1,275	1,293
Tenet Healthcare Corp. 144A 5.500%, 11/15/32(1)	360	357
Universal Health Services, Inc.
2.650%, 1/15/32	945	823
5.050%, 10/15/34	560	535
Viatris, Inc. 144A 2.300%, 6/22/27(1)	2	1
		18,265

Industrials—2.9%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	583	583
Aviation Capital Group LLC
144A 6.750%, 10/25/28(1)	70	73
144A 5.125%, 4/10/30(1)	485	487
144A 6.375%, 7/15/30(1)	325	342
Baker Hughes Holdings LLC 5.850%, 6/15/56	1,565	1,531
Boeing Co. (The) 5.930%, 5/1/60	1,439	1,381
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	751	689
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	475	469
Carpenter Technology Corp. 144A 5.625%, 3/1/34(1)	30	30
Clarios Global LP 144A 6.750%, 2/15/30(1)	30	31
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	1,250	1,130
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	334	330
DP World Ltd. 144A 6.850%, 7/2/37(1)	175	186
Esab Corp. 144A 5.625%, 4/1/31(1)	95	96
Flowserve Corp. 3.500%, 10/1/30	1,215	1,143
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	215	224
Herc Holdings, Inc.
144A 7.250%, 6/15/33(1)	225	231
144A 6.000%, 3/15/34(1)	55	53
	Par Value	Value

Industrials—continued
Hilton Domestic Operating Co., Inc. 144A 5.750%, 9/15/33(1)	$560	$557
Icahn Enterprises LP 5.250%, 5/15/27	200	196
L3Harris Technologies, Inc. 5.400%, 7/31/33	1,030	1,057
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	970	973
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	540	563
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	120	122
Regal Rexnord Corp. 6.400%, 4/15/33	1,035	1,094
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	285	280
Stanley Black & Decker, Inc. 6.707%, 3/15/60	830	811
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	275	282
144A 6.625%, 3/1/32(1)	160	163
United Airlines Holdings, Inc.
4.875%, 3/1/29	165	161
5.375%, 3/1/31	50	49
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	640	659
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	564	575
Veralto Corp. 5.450%, 9/18/33	1,110	1,133
Vertiv Holdings Co. 5.650%, 3/15/46	280	267
WESCO Distribution, Inc. 144A 5.500%, 4/15/34(1)	340	335
		18,286

Information Technology—1.6%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	555	566
144A 3.875%, 9/1/28(1)	465	453
144A 4.000%, 7/1/29(1)	275	266
Broadcom, Inc.
5.150%, 11/15/31	535	549
144A 3.137%, 11/15/35(1)	720	612
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	1,010	974
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Flex Ltd. 5.375%, 11/13/35	$1,480	$1,448
Gartner, Inc. 144A 3.750%, 10/1/30(1)	1,590	1,446
Marvell Technology, Inc. 5.450%, 7/15/35	1,035	1,052
Nokia Oyj 6.625%, 5/15/39	185	194
Oracle Corp.
6.900%, 11/9/52	890	840
5.550%, 2/6/53	380	303
3.850%, 4/1/60	60	35
Roper Technologies, Inc. 5.100%, 9/15/35	1,075	1,045
		9,783

Materials—1.2%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	855	846
Berry Global, Inc. 5.650%, 1/15/34	1,350	1,381
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	776	794
Eagle Materials, Inc. 5.000%, 3/15/36	1,110	1,063
Glencore Funding LLC
144A 2.850%, 4/27/31(1)	225	205
144A 5.634%, 4/4/34(1)	1,085	1,111
Smurfit Kappa Treasury ULC 5.777%, 4/3/54	1,270	1,226
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(1)	40	39
Sonoco Products Co. 5.000%, 9/1/34	995	973
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	180	187
		7,825

Real Estate—0.2%
Iron Mountain, Inc. 144A 6.250%, 1/15/33(1)	590	588
Millrose Properties, Inc. 144A 6.250%, 9/15/32(1)	490	481
		1,069

Utilities—2.2%
AES Corp. (The) 7.600%, 1/15/55	335	332
Black Hills Corp. 6.150%, 5/15/34	925	973
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	355	347
CMS Energy Corp. 4.750%, 6/1/50	1,190	1,154
	Par Value	Value

Utilities—continued
Constellation Energy Generation LLC 5.875%, 1/15/66	$1,170	$1,123
Dominion Energy, Inc.
6.200%, 2/15/56	560	555
Series B 7.000%, 6/1/54	380	402
Electricite de France S.A.
144A 6.250%, 5/23/33(1)	200	214
144A 6.900%, 5/23/53(1)	1,155	1,236
ENEL Finance International N.V.
144A 7.500%, 10/14/32(1)	400	450
144A 5.500%, 6/26/34(1)	535	544
Entergy Corp. 7.125%, 12/1/54	715	733
Entergy Mississippi LLC 5.050%, 4/15/36	445	439
Entergy Texas, Inc. 5.800%, 9/1/53	455	450
Ferrellgas LP 144A 5.875%, 4/1/29(1)	815	779
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	695	726
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	80	82
144A 8.375%, 2/15/32(1)	125	129
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	645	698
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 5.450%, 5/21/28(1)	146	147
Puget Energy, Inc.
2.379%, 6/15/28	204	194
4.224%, 3/15/32	973	928
Vistra Corp. 144A 8.000% (1)(8)	163	165
Vistra Operations Co. LLC 144A 5.700%, 12/30/34(1)	880	885
		13,685

Total Corporate Bonds and Notes (Identified Cost $212,794)		212,458

Leveraged Loans—4.3%
Aerospace—0.2%
AAdvantage Loyality IP Ltd. (3 month Term SOFR + 2.250%) 5.918%, 4/20/28(6)	332	329
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 5.668%, 10/31/31(6)	286	285
Tranche B-2 (1 month Term SOFR + 2.000%) 5.668%, 10/31/31(6)	109	109
	Par Value	Value

Aerospace—continued
TransDigm, Inc.
Tranche J (1 month Term SOFR + 2.500%) 6.168%, 2/28/31(6)	$312	$312
Tranche K (1 month Term SOFR + 2.250%) 5.918%, 3/22/30(6)	159	159
		1,194

Chemicals—0.0%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.918%, 2/19/30(6)	193	167
Consumer Durables—0.1%
Resideo Funding, Inc. (3 month Term SOFR + 2.000%) 5.674%, 8/13/32(6)	328	327
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 6.950%, 9/13/32(6)	140	140
		467

Consumer Non-Durables—0.0%
Energizer Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 5.675%, 3/13/32(6)	178	177
Energy—0.5%
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.688%, 9/29/32(6)	524	526
CQP Holdco LP Tranche B (3 month Term SOFR + 1.750%) 5.450%, 12/31/32(6)	420	418
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.250%) 6.893%, 2/11/33(6)	315	315
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 5.646%, 10/4/30(6)	495	494
Hilcorp Energy I LP (1 month Term SOFR + 1.750%) 5.425%, 2/11/30(6)	153	153
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 5.926%, 10/5/28(6)	454	454
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Energy—continued
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.000%, 3/3/31(6)	$123	$123
Whitewater Matterhorn Holdings LLC Tranche B (3 month Term SOFR + 1.750%) 5.500%, 6/16/32(6)	675	671
		3,154

Financials—0.2%
Citadel Securities LP 2024 (3 month Term SOFR + 2.000%) 5.700%, 10/31/31(6)	486	486
Finco I LLC 2025 (1 month Term SOFR + 1.750%) 5.418%, 6/27/29(6)	373	362
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 6.450%, 5/6/31(6)	535	527
		1,375

Food / Tobacco—0.3%
Del Monte Foods, Inc.
(1 month Term SOFR + 4.350%) 8.011% - 8.028%, 8/2/28(7)(9)	63	2
(1 month Term SOFR + 4.850%) 8.528%, 8/2/28(7)(9)	145	1
(1 month Term SOFR + 8.100%) 11.767%, 8/2/28(7)(9)	28	13
(1 month Term SOFR + 9.600%) 13.265%, 6/1/26(6)(7)	32	25
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.250%) 5.877%, 9/30/31(6)	549	538
Pegasus Bidco B.V. 2025 (2 month Term SOFR + 2.750%) 0.000%, 7/12/29(6)(10)	264	263
Red SPV LLC (1 month Term SOFR + 2.250%) 5.925%, 3/15/32(6)	462	460
Sazerac Co., Inc. Tranche B-2 (1 month Term SOFR + 2.000%) 5.670%, 7/9/32(6)	254	254
	Par Value	Value

Food / Tobacco—continued
Triton Water Holdings, Inc. 2026 0.000%, 3/19/31(6)(10)	$480	$481
		2,037

Gaming / Leisure—0.6%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.918%, 2/6/30(6)	339	330
Flutter Entertainment plc
2024, Tranche B (3 month Term SOFR + 1.750%) 5.450%, 11/30/30(6)	269	266
Tranche B (3 month Term SOFR + 2.000%) 5.700%, 6/4/32(6)	233	230
Life Time, Inc. 2025, Tranche B, First Lien (1 month Term SOFR + 2.000%) 5.671%, 11/5/31(6)	351	350
Light & Wonder International, Inc. Tranche B-3 (1 month Term SOFR + 2.000%) 5.675%, 4/16/29(6)	320	320
Live Nation Entertainment, Inc. Tranche B (1 month Term SOFR + 2.000%) 5.675%, 10/21/32(6)	429	428
Oak-Eagle Acquireco, Inc. Tranche B 0.000%, 3/24/33(6)(10)	540	537
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 6.532%, 3/13/28(6)	565	531
UFC Holdings LLC Tranche B-5 (3 month Term SOFR + 2.000%) 5.664%, 11/21/31(6)	464	463
		3,455

Health Care—0.4%
Biomarin Pharmaceutical, Inc. Tranche B 0.000%, 1/28/33(6)(10)	55	55
Genmab A/S Tranche B (3 month Term SOFR + 3.000%) 6.700%, 12/10/32(6)	98	98
Grifols Worldwide Operations USA, Inc. Tranche B (1 month Term SOFR + 2.100%) 5.768%, 11/15/27(6)	580	579
Hologic, Inc. Tranche B 0.000%, 1/14/33(6)(10)	395	390
	Par Value	Value

Health Care—continued
Medline Borrower LP 2030 (1 month Term SOFR + 1.750%) 5.418%, 10/23/30(6)	$463	$464
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.168%, 2/21/31(6)	333	333
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 5.668%, 12/3/31(6)	375	372
		2,291

Housing—0.1%
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 5.918%, 12/17/31(6)	242	242
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.450%, 9/24/32(6)	180	180
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.250%) 5.918%, 4/14/31(6)	338	337
		759

Information Technology—0.2%
CACI International, Inc. Tranche B-2 (1 month Term SOFR + 1.750%) 5.418%, 2/25/33(6)	160	160
Composecure Holdings LLC (1 month Term SOFR + 2.250%) 5.928%, 1/14/33(6)	125	124
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 5.668%, 5/9/31(6)	571	569
UKG, Inc. Tranche B (3 month Term SOFR + 2.500%) 6.167%, 2/10/31(6)	367	350
		1,203

Manufacturing—0.2%
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.168%, 11/3/31(6)	479	479
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 5.418%, 6/4/31(6)	463	462
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
MV Holding GmbH Tranche B (1 month Term SOFR + 2.000%) 5.668%, 3/17/32(6)	$377	$377
		1,318

Media / Telecom - Broadcasting—0.2%
EOC Borrower LLC Tranche B (1 month Term SOFR + 2.750%) 6.418%, 3/24/32(6)	193	193
Nexstar Media, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.168%, 6/28/32(6)	766	757
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.282%, 1/31/29(6)	511	505
		1,455

Media / Telecom - Cable/Wireless Video—0.3%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 5.911%, 12/15/31(6)	464	463
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.918%, 9/18/30(6)	393	372
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.178%, 8/2/29(6)	250	250
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 6.961%, 11/12/27(6)	560	533
		1,618

Media / Telecom - Diversified Media—0.1%
Formula One Management Ltd. Tranche B-1 (3 month Term SOFR + 1.750%) 5.450%, 9/30/31(6)	405	404
Retail—0.0%
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.918%, 6/11/31(6)	161	159
	Par Value	Value

Service—0.4%
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 5.668%, 8/12/32(6)	$284	$282
Amentum Holdings LLC (1 month Term SOFR + 2.000%) 5.668%, 9/29/31(6)	398	397
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.000%) 5.667%, 4/20/29(6)	590	588
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 5.668%, 1/31/31(6)	434	431
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.200%, 11/24/28(6)	448	408
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 5.664%, 10/13/30(6)	336	334
		2,440

Transportation - Automotive—0.2%
American Axle & Manufacturing, Inc. Tranche C (3 month Term SOFR + 3.350%) 6.912%, 2/3/33(6)	282	280
Belron Finance 2019 LLC (3 month Term SOFR + 2.000%) 5.660%, 10/16/31(6)	333	333
Clarios Global LP (1 month Term SOFR + 2.750%) 6.418%, 1/28/32(6)	403	402
		1,015

Utilities—0.3%
Astoria Energy LLC Tranche B (1-3 month Term SOFR + 2.750%) 5.923% - 5.966%, 6/23/32(6)	276	276
Cornerstone Generation LLC Tranche B (3 month Term SOFR + 2.250%) 5.917%, 8/11/32(6)	403	403
Hunterstown Generation LLC (3 month Term SOFR + 3.000% - 3 month PRIME + 2.000%) 6.700% - 8.750%, 11/6/31(6)	507	507
	Par Value	Value

Utilities—continued
Indeck Niles LLC Tranche B (3 month Term SOFR + 2.750%) 6.419%, 3/9/33(6)	$200	$200
Talen Energy Supply LLC 2025, Tranche B (1 month Term SOFR + 2.000%) 5.668%, 11/25/32(6)	165	164
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.668%, 1/27/31(6)	525	524
		2,074

Total Leveraged Loans (Identified Cost $27,170)		26,762

	Shares
Affiliated Exchange-Traded Fund—0.8%
Financials—0.8%
Virtus Newfleet Securitized Income ETF(11)(12)	209,046	5,055
Total Affiliated Exchange-Traded Fund (Identified Cost $5,112)		5,055

Total Long-Term Investments—95.4% (Identified Cost $606,955)		597,585

Short-Term Investment—3.5%
Money Market Mutual Fund—3.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(12)	21,730,529	21,731
Total Short-Term Investment (Identified Cost $21,731)		21,731

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(12)(13)	959,439	959
Total Securities Lending Collateral (Identified Cost $959)		959

TOTAL INVESTMENTS—99.0% (Identified Cost $629,645)		$620,275
Other assets and liabilities, net—1.0%		6,309
NET ASSETS—100.0%		$626,584
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At March 31, 2026, these
securities amounted to a value of $228,247 or
36.4% of net assets.

(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	All or a portion of security is on loan.
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of March 31, 2026.
(5)	Amount is less than $500 (not in thousands).
(6)
Variable rate security. Rate disclosed is as of
March 31, 2026. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread
but are determined by the issuer or agent and are
based on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	No contractual maturity date.
(9)	Security in default; interest payments are being received.
(10)	This loan will settle after March 31, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(11)	Affiliated investment. See Note 4I in Notes to Financial Statements.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	90%
United Kingdom	2
Ireland	1
Canada	1
France	1
Japan	1
Mexico	1
Other	3
Total	100%
† % of total investments as of March 31, 2026.

Exchange-traded futures contracts as of March 31, 2026 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
30 Year U.S. Treasury Bond Future	June 2026	127	$14,462	$—	$(477)
Short Contracts:
U.S. Treasury Ultra Bond Future	June 2026	(50)	(5,828)	—	(39)
Total				$—	$(516)
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$92,602	$—	$92,602	$—
Foreign Government Securities	17,260	—	17,260	—
Mortgage-Backed Securities	182,800	—	182,800	—
Asset-Backed Securities	60,648	—	59,442	1,206
Corporate Bonds and Notes	212,458	—	212,458	—
Leveraged Loans	26,762	—	26,721	41
Affiliated Exchange-Traded Fund	5,055	5,055	—	—
Money Market Mutual Fund	21,731	21,731	—	—
Securities Lending Collateral	959	959	—	—
Total Assets	620,275	27,745	591,283	1,247
Liabilities:
Other Financial Instruments:
Futures Contracts	(516)	(516)	—	—
Total Liabilities	(516)	(516)	—	—
Total Investments	$619,759	$27,229	$591,283	$1,247
Securities held by the Fund with an end of period value of $39 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2026.
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
Corporate Bonds and Notes—92.1%
Communication Services—9.7%
Altice France S.A. 144A 6.500%, 4/15/32(1)	$305	$289
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	17	17
144A 4.750%, 3/1/30(1)	1,105	1,049
CMG Media Corp. 144A 8.875%, 6/18/29(1)	560	484
CSC Holdings LLC
144A 11.750%, 1/31/29(1)	400	289
144A 4.125%, 12/1/30(1)	535	321
DIRECTV Financing LLC
144A 8.875%, 2/1/30(1)	270	269
144A 8.875%, 2/1/30(1)	30	30
Discovery Global Holdings, Inc. 5.141%, 3/15/52	180	109
DISH Network Corp. 144A 11.750%, 11/15/27(1)	195	201
Gray Media, Inc. 144A 9.625%, 7/15/32(1)	240	240
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	470	438
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	365	146
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	290	295
Snap, Inc.
144A 6.875%, 3/1/33(1)	280	264
144A 6.875%, 3/15/34(1)	115	108
Telesat Canada 144A 6.500%, 10/15/27(1)	175	81
Univision Communications, Inc. 144A 8.000%, 8/15/28(1)	360	366
		4,996

Consumer Discretionary—6.7%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	265	268
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	340	316
Carnival Corp. 144A 5.750%, 3/15/30(1)	245	247
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	290	295
Ford Motor Credit Co. LLC 6.500%, 2/7/35	245	247
Forvia SE 144A 6.750%, 9/15/33(1)	230	225
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(1)	100	95
Installed Building Products, Inc. 144A 5.625%, 2/1/34(1)	5	5
Newell Brands, Inc. 6.625%, 9/15/29	485	473
	Par Value	Value

Consumer Discretionary—continued
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	$305	$292
Risewell Homes, Inc.
144A 9.250%, 10/1/29(1)	215	217
144A 8.500%, 11/1/30(1)	25	24
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(1)	15	15
Under Armour, Inc. 144A 7.250%, 7/15/30(1)	195	197
Wayfair LLC
144A 7.250%, 10/31/29(1)	5	5
144A 6.750%, 11/15/32(1)	85	86
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	485	470
		3,477

Consumer Staples—2.8%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(1)	345	338
144A 5.750%, 3/31/34(1)	30	29
Coty, Inc. 144A 6.625%, 7/15/30(1)	330	327
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)	200	202
144A 6.375%, 3/1/33(1)	230	227
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	310	310
		1,433

Energy—15.1%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	270	280
Antero Midstream Partners LP 144A 5.750%, 7/1/34(1)	25	25
Bristow Group, Inc. 144A 6.750%, 2/1/33(1)	105	106
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	140	145
Caturus Energy LLC 144A 8.500%, 2/15/30(1)	265	275
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	420	411
Enbridge, Inc. 8.500%, 1/15/84	545	613
Energy Transfer LP
Series G 7.125%(2)	160	163
Series H 6.500%(2)	495	494
Genesis Energy LP
8.875%, 4/15/30	390	407
6.750%, 3/15/34	45	45
Harbour Energy plc 144A 6.327%, 4/1/35(1)	300	307
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	305	321
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	280	276
	Par Value	Value

Energy—continued
144A 6.000%, 2/1/31(1)	$245	$238
Kodiak Gas Services LLC
144A 5.875%, 4/1/31(1)	80	80
144A 6.750%, 10/1/35(1)	125	127
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	465	479
Mesquite Energy, Inc. 144A 7.250%, 7/15/26(1)(3)	115	— (4)
Prairie Acquiror LP 144A 9.000%, 8/1/29(1)	130	134
SM Energy Co.
144A 8.750%, 7/1/31(1)	160	167
144A 6.625%, 4/15/34(1)	45	45
South Bow Canadian Infrastructure Holdings Ltd. 7.500%, 3/1/55	390	406
Sunoco LP
144A 5.625%, 3/15/31(1)	111	111
144A 5.375%, 7/15/31(1)	35	35
144A 5.875%, 3/15/34(1)	74	73
144A 5.625%, 7/15/34(1)	55	54
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	380	380
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	140	149
Transocean International Ltd.
144A 8.250%, 5/15/29(1)	70	72
144A 7.875%, 10/15/32(1)	75	80
Transocean, Inc.
144A 8.750%, 2/15/30(1)	172	179
144A 8.500%, 5/15/31(1)	110	115
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	30	29
144A 4.125%, 8/15/31(1)	500	464
Venture Global LNG, Inc.
144A 9.000%(1)(2)	110	110
144A 9.875%, 2/1/32(1)	365	392
		7,787

Financials—24.3%
Acrisure LLC
144A 8.250%, 2/1/29(1)	165	163
144A 6.000%, 8/1/29(1)	450	423
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(1)	295	302
Ally Financial, Inc. 8.000%, 11/1/31	225	249
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	695	483
Altice France Lux 3 144A 10.000%, 1/15/33(1)	81	74
American National Group, Inc. 7.000%, 12/1/55	75	71
Apollo Debt Solutions BDC
6.900%, 4/13/29	195	200
5.875%, 8/30/30	235	231
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
Ardonagh Group Finance Ltd. 144A 8.875%, 2/15/32(1)	$5	$5
Arsenal AIC Parent LLC 144A 11.500%, 10/1/31(1)	135	146
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(1)	490	498
Azorra Finance Ltd.
144A 7.250%, 1/15/31(1)	240	242
144A 6.250%, 2/15/34(1)	80	74
Block, Inc.
6.500%, 5/15/32	205	207
144A 6.000%, 8/15/33(1)	65	64
Blue Owl Credit Income Corp. 6.650%, 3/15/31	416	410
BNP Paribas S.A. 144A 7.450% (1)(2)	500	502
Broadstreet Partners Group LLC 144A 5.875%, 4/15/29(1)	375	365
Chobani Holdco II LLC (8.750% Cash or 9.500% PIK) 144A 8.750%, 10/1/29(1)	— (4)	— (4)
Cipher Compute LLC 144A 7.125%, 11/15/30(1)	75	78
Citadel Finance LLC 144A 5.150%, 2/14/31(1)	45	44
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	270	244
DBR Land Holdings LLC 144A 6.250%, 12/1/30(1)	130	132
Endo Finance Holdings LP 144A 8.500%, 4/15/31(1)	250	262
Focus Financial Partners LLC 144A 6.750%, 9/15/31(1)	270	268
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(1)	250	244
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	128	137
144A 7.950%, 10/15/54(1)	180	173
Grifols S.A. 144A 4.750%, 10/15/28(1)	385	377
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	140	143
HUB International Ltd. 144A 7.375%, 1/31/32(1)	240	245
ION Platform Finance U.S., Inc.
144A 8.750%, 5/1/29(1)	50	47
144A 9.500%, 5/30/29(1)	130	122
	Par Value	Value

Financials—continued
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(1)	$245	$244
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	485	479
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	555	542
Lloyds Banking Group plc 6.625% (2)	125	119
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(1)	250	254
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	470	456
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	660	667
OAK-Eagle Acquireco, Inc. 144A 8.750%, 7/1/34(1)	60	63
OneMain Finance Corp.
7.125%, 11/15/31	405	401
6.500%, 3/15/33	160	153
6.750%, 9/15/33	45	43
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	30	30
Organon & Co.
144A 4.125%, 4/30/28(1)	315	306
144A 5.125%, 4/30/31(1)	55	45
144A 7.875%, 5/15/34(1)	55	45
Park River Holdings, Inc. 144A 8.000%, 3/15/31(1)	40	40
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(1)	280	282
Reinsurance Group of America, Inc. 6.650%, 9/15/55	365	363
Rivers Enterprise Borrower LLC 144A 6.250%, 10/15/30(1)	50	50
Rocket Cos., Inc. 144A 6.375%, 8/1/33(1)	240	243
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(1)(3)(5)	98	— (4)
Standard Building Solutions, Inc. 144A 5.875%, 3/15/34(1)	165	159
Surgery Center Holdings, Inc. 144A 7.250%, 4/15/32(1)	155	152
SV RNO Property Owner 1 LLC 144A 5.875%, 3/1/31(1)	30	30
	Par Value	Value

Financials—continued
Synergy Infrastructure Holdings LLC 144A 7.875%, 12/1/30(1)	$150	$153
		12,544

Health Care—5.9%
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(1)	260	258
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(1)	10	10
BioMarin Pharmaceutical, Inc. 144A 5.500%, 2/15/34(1)	10	10
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(1)	85	83
Community Health Systems, Inc.
144A 5.250%, 5/15/30(1)	260	245
144A 4.750%, 2/15/31(1)	160	147
CVS Health Corp. 6.750%, 12/10/54	240	243
DaVita, Inc. 144A 4.625%, 6/1/30(1)	265	255
DENTSPLY SIRONA, Inc. 8.375%, 9/12/55	255	249
GENMAB A/S
144A 6.250%, 12/15/32(1)	10	10
144A 7.250%, 12/15/33(1)	15	16
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	260	275
144A 10.000%, 6/1/32(1)	155	158
Medline Borrower LP 144A 5.250%, 10/1/29(1)	565	560
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)	260	270
Tenet Healthcare Corp. 144A 6.000%, 11/15/33(1)(6)	250	253
		3,042

Industrials—11.0%
Carpenter Technology Corp. 144A 5.625%, 3/1/34(1)	10	10
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	275	289
Cimpress plc 144A 7.375%, 9/15/32(1)	370	367
Clarios Global LP 144A 6.750%, 9/15/32(1)	65	66
Esab Corp. 144A 5.625%, 4/1/31(1)	30	30
FTAI Aviation Investors LLC
144A 7.000%, 5/1/31(1)	275	282
144A 7.000%, 6/15/32(1)	50	51
Garda World Security Corp. 144A 8.375%, 11/15/32(1)	275	275
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Industrials—continued
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	$430	$448
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	125	130
Herc Holdings, Inc.
144A 7.250%, 6/15/33(1)	85	87
144A 6.000%, 3/15/34(1)	110	106
Icahn Enterprises LP
5.250%, 5/15/27	280	274
144A 10.000%, 11/15/29(1)	210	207
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	445	325
Madison IAQ LLC 144A 5.875%, 6/30/29(1)	150	147
Neptune Bidco U.S., Inc.
144A 9.290%, 4/15/29(1)	365	366
144A 10.375%, 5/15/31(1)	25	25
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	428
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	150	148
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	300	307
144A 6.625%, 3/1/32(1)	315	321
144A 6.125%, 7/31/34(1)	25	25
United Airlines Holdings, Inc.
4.875%, 3/1/29	60	59
5.375%, 3/1/31	15	15
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)	547	534
VoltaGrid LLC 144A 7.375%, 11/1/30(1)	145	150
WESCO Distribution, Inc. 144A 5.500%, 4/15/34(1)	115	113
White Cap Supply Holdings LLC 144A 7.375%, 11/15/30(1)	75	73
		5,658

Information Technology—3.5%
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	360	347
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	340	337
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	145	140
Intel Corp. 3.100%, 2/15/60	450	248
Oracle Corp. 6.700%, 2/4/56	130	121
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	255	255
	Par Value	Value

Information Technology—continued
UKG, Inc. 144A 6.875%, 2/1/31(1)	$155	$151
WULF Compute LLC 144A 7.750%, 10/15/30(1)	170	180
		1,779

Materials—5.4%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)(3)	568	26
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	410	407
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(1)	195	190
Fortescue Treasury Pty Ltd. 144A 5.875%, 4/15/30(1)	303	307
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	88	88
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	475	472
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(1)	245	228
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(1)	155	153
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)	170	177
Trivium Packaging Finance B.V. 144A 12.250%, 1/15/31(1)	125	135
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	234	242
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	413	380
		2,805

Real Estate—0.8%
Iron Mountain, Inc. 144A 6.250%, 1/15/33(1)	240	239
Millrose Properties, Inc. 144A 6.250%, 9/15/32(1)	150	148
		387

Utilities—6.9%
AES Corp. (The) 7.600%, 1/15/55	250	248
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	285	300
Alpha Generation LLC 144A 6.250%, 1/15/34(1)	160	157
American Electric Power Co., Inc. 6.950%, 12/15/54	530	562
	Par Value	Value

Utilities—continued
Dominion Energy, Inc. Series B 7.000%, 6/1/54	$115	$122
Entergy Corp. 7.125%, 12/1/54	270	277
Ferrellgas LP 144A 5.875%, 4/1/29(1)	265	253
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	60	62
144A 8.375%, 2/15/32(1)	305	314
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	235	254
Sempra 6.375%, 4/1/56	125	126
Suburban Propane Partners LP 144A 6.500%, 12/15/35(1)	211	205
Vistra Corp. 144A 8.000% (1)(2)	278	281
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	275	285
XPLR Infrastructure Operating Partners LP 144A 7.750%, 4/15/34(1)	125	129
		3,575

Total Corporate Bonds and Notes (Identified Cost $48,296)		47,483

Leveraged Loans—0.0%
Health Care—0.0%
Lannett Co., Inc. First Lien 2.000%, 6/16/30(3)(7)	14	11
Total Leveraged Loans (Identified Cost $—)(4)		11

	Shares
Preferred Stock—0.5%
Financials—0.5%
Capital Farm Credit ACA Series 1 144A, 8.393%(1)	250 (8)	248
Total Preferred Stock (Identified Cost $250)		248

Common Stocks—0.5%
Communication Services—0.2%
Altice Luxembourg S.A.(3)(9)	338	5
Atento Luxco 1 S.A.(3)(9)	5,366	89
		94

Consumer Discretionary—0.0%
MYT Holding LLC Class B(3)(9)	33,144	8
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Consumer Discretionary—continued
NMG Parent LLC Escrow(3)(9)	116	$—
		8

Health Care—0.2%
Endo GUC Trust Class A Escrow(3)(9)	3,813	—
Envision Healthcare Corp.(3)(9)	720	12
Keenova Therapeutics plc(3)(9)	654	55
Lannett Co., Inc.(3)(9)	2,911	47
Par Health(3)(9)	654	4
		118

Materials—0.1%
Klockner Pentaplast(9)	37,827	45
Total Common Stocks (Identified Cost $255)		265

Total Long-Term Investments—93.1% (Identified Cost $48,801)		48,007

Short-Term Investment—2.9%
Money Market Mutual Fund—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(10)	1,498,145	1,498
Total Short-Term Investment (Identified Cost $1,498)		1,498

	Shares	Value

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(10)(11)	259,702	$260
Total Securities Lending Collateral (Identified Cost $260)		260

TOTAL INVESTMENTS—96.5% (Identified Cost $50,559)		$49,765
Other assets and liabilities, net—3.5%		1,800
NET ASSETS—100.0%		$51,565

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée

Footnote Legend:
(1)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At March 31, 2026, these
securities amounted to a value of $39,515 or
76.6% of net assets.

(2)	No contractual maturity date.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Amount is less than $500 (not in thousands).
(5)	Security in default; no interest payments are being received.
(6)	All or a portion of security is on loan.
(7)
Variable rate security. Rate disclosed is as of
March 31, 2026. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread
but are determined by the issuer or agent and are
based on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

(8)	Value shown as par value.
(9)	Non-income producing.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	83%
Canada	5
Luxembourg	3
France	2
Cayman Islands	2
Ireland	1
Australia	1
Other	3
Total	100%
† % of total investments as of March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$47,483	$—	$47,457	$26
Leveraged Loans	11	—	—	11
Equity Securities:
Preferred Stock	248	—	248	—
Common Stocks	265	—	45	220 (1)
Money Market Mutual Fund	1,498	1,498	—	—
Securities Lending Collateral	260	260	—	—
Total Investments	$49,765	$1,758	$47,750	$257

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $38 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
	Total	Corporate Bonds and Notes	Leveraged Loans	Common stock
Investments in Securities
Balance as of September 30, 2025:	$17	$— (a)	$10	$7
Net change in unrealized appreciation (depreciation)(b)	152	—	1	151
Purchases	50	—	— (a)	50
Transfers into Level 3(c)	38	26	—	12
Balance as of March 31, 2026	$257	$26	$11	$220
(a) Amount is less than $500 (not in thousands).
(b) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2026, was $(54).
(c) Transfers into and/or from represent the ending value as of March 31, 2026, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2026:
Investments in Securities – Assets	Ending Balance at March 31, 2026	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Common Stocks:
Lannett Co., Inc.	$47	Market and Company Comparables	EV Multiples	1.84x (1.69x - 2.81x)	Increase
				0.76x (0.75x - 1.74x)
			Illiquidity Discount	40.00%	Decrease

Leveraged Loans:
Lannett Co., Inc.	$11	Discounted cash flows	Discount rate	13.10% (12.60% - 13.60%)	Decrease
				11.60% (11.10% - 12.10%)

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—9.5%
U.S. Treasury Notes
4.625%, 6/30/26	$10,590	$10,613
4.375%, 8/15/26	11,350	11,374
3.875%, 3/31/27	405	406
3.500%, 10/31/27	6,815	6,778
3.375%, 12/31/27	4,140	4,108
3.500%, 2/15/29	2,100	2,082
4.000%, 7/31/29	3,790	3,807
Total U.S. Government Securities (Identified Cost $39,153)		39,168

Foreign Government Securities—0.7%
Dominican Republic
144A 5.500%, 2/22/29(1)	287	284
RegS 6.950%, 3/15/37(2)	311	316
Federative Republic of Brazil 6.625%, 3/15/35	386	395
Republic of Guatemala 144A 6.600%, 6/13/36(1)	80	84
Republic of Philippines
4.375%, 3/5/30	140	139
4.750%, 3/5/35	140	135
Republic of South Africa 144A 6.125%, 12/11/37(1)	208	193
Romanian Government International Bond
144A 5.875%, 1/30/29(1)	1,005	1,010
144A 7.125%, 1/17/33(1)	223	234
Total Foreign Government Securities (Identified Cost $2,795)		2,790

Mortgage-Backed Securities—27.1%
Agency—8.0%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	1,887	1,946
Pool #SD3238 5.500%, 12/1/52	946	954
Pool #SD8309 6.000%, 3/1/53	2,514	2,576
Pool #SD8492 5.000%, 1/1/55	1,565	1,545
Pool #SD8494 5.500%, 1/1/55	4,170	4,191
Pool #SD8505 5.000%, 2/1/55	2,154	2,125
Pool #SL1127 6.000%, 12/1/54	3,682	3,753
Pool #SL2922 5.500%, 10/1/55	1,953	1,966
	Par Value	Value

Agency—continued
Federal National Mortgage Association
Pool #AC3654 5.000%, 10/1/39	$44	$44
Pool #AD3841 4.500%, 4/1/40	13	13
Pool #AL7532 3.000%, 11/1/27	21	21
Pool #AO5149 3.000%, 6/1/27	7	7
Pool #AS5730 3.000%, 9/1/30	145	142
Pool #FA0685 6.000%, 1/1/55	2,125	2,171
Pool #FA1728 6.000%, 10/1/53	3,985	4,079
Pool #FS4438 5.000%, 11/1/52	1,783	1,767
Pool #FS8791 6.000%, 8/1/54	1,546	1,577
Pool #MA0908 4.000%, 11/1/31	47	47
Pool #MA3663 3.500%, 5/1/49	134	124
Pool #MA4805 4.500%, 11/1/52	1,849	1,791
Pool #MA5072 5.500%, 7/1/53	1,615	1,628
Government National Mortgage Association 2025-125, JA 5.000%, 11/16/50(3)	568	571
		33,038

Non-Agency—19.1%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(3)	675	651
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.416%, 6/15/40(1)(3)	1,525	1,529
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(3)	317	309
2020-R1, A2 144A 1.247%, 4/25/53(1)(3)	236	228
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	662	646
2020-1, A1B 144A 2.100%, 3/25/55(1)	324	316
Aspire Mortgage Trust 2026-1, A1 144A 4.855%, 1/25/66(1)(3)	1,251	1,242
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 4.970%, 7/15/37(1)(3)	1,350	1,313
	Par Value	Value

Non-Agency—continued
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(3)	$107	$105
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.064%, 3/15/41(1)(3)	764	765
BX Trust
2019-OC11, D 144A 3.944%, 12/9/41(1)(3)	710	671
2022-CLS, A 144A 5.760%, 10/13/27(1)	891	894
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.216%, 3/15/30(1)(3)	873	866
Chase Mortgage Finance Corp. 2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	259	242
Citigroup Mortgage Loan Trust, Inc.
2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	1,283	1,257
2025-INV1, A2 144A 6.000%, 1/25/55(1)(3)	635	642
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(1)(3)	1,114	1,090
2023-3, A1 144A 7.180%, 9/25/68(1)(3)	628	632
2023-4, A1 144A 7.163%, 10/25/68(1)(3)	553	557
2024-5, A1 144A 5.123%, 8/25/69(1)(3)	819	818
CoreVest American Finance Trust 2018-1, D 144A 4.920%, 6/15/51(1)	629	625
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(3)	67	62
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	80	79
2020-2, A1 144A 1.178%, 10/25/65(1)(3)	1,261	1,200
2021-1, A2 144A 1.003%, 2/25/66(1)(3)	338	296
ELM Trust 2024-ELM, A10 144A 5.414%, 6/10/39(1)(3)	907	909
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	870	860
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
FS 2026-ORL, A (1 month Term SOFR + 1.350%, Cap N/A, Floor 1.350%) 144A 5.023%, 2/15/41(1)(3)	$860	$858
GCAT Trust
2020-NQM1, A1 144A 3.247%, 1/25/60(1)(3)	916	906
2023-NQM2, A1 144A 5.837%, 11/25/67(1)(3)	750	748
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(3)	1,145	1,143
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.467%, 1/13/40(1)(3)	1,720	1,760
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.337%, 1/25/63(1)(3)	640	626
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(3)	81	77
2015-1, AM1 144A 5.016%, 12/25/44(1)(3)	22	21
2015-5, A2 144A 5.217%, 5/25/45(1)(3)	110	109
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	121	106
2017-5, A1 144A 4.702%, 10/26/48(1)(3)	56	55
2024-CES1, A1A 144A 5.919%, 6/25/54(1)(3)	454	456
2025-CES1, A1 144A 5.666%, 5/25/55(1)(3)	602	605
2025-CES2, A1 144A 5.592%, 6/25/55(1)(3)	748	750
2025-NQM2, A1 144A 5.567%, 9/25/65(1)(3)	754	758
2025-NQM5, A1 144A 4.879%, 5/25/66(1)(3)	732	726
2026-ACES1, A1 144A 4.894%, 4/25/66(1)(3)	667	663
MetLife Securitization Trust 2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	904	894
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(1)(3)	1,056	1,053
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(3)	668	667
2025-NQM5, A1 144A 5.186%, 11/25/70(1)(3)	571	569
2021-INV1, A1 144A 0.852%, 1/25/56(1)(3)	128	124
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(3)	461	458
2018-4, A1B 144A 3.500%, 4/25/66(1)(3)	1,048	1,030
	Par Value	Value

Non-Agency—continued
2019-GS2, A1 144A 2.750%, 8/25/59(1)(3)	$1,217	$1,186
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(3)	246	237
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	775	796
Morgan Stanley Residential Mortgage Loan Trust
2014-1A, B2 144A 5.884%, 6/25/44(1)(3)	75	75
2024-INV4, A1 144A 6.000%, 9/25/54(1)(3)	365	368
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(1)	1,200	1,147
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	293	285
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	313	304
2016-4A, A1 144A 3.750%, 11/25/56(1)(3)	801	768
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	510	494
2026-NQM3, A1 144A 4.833%, 2/25/66(1)(3)	734	727
2016-2A, A1 144A 3.750%, 11/26/35(1)(3)	406	394
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	1,373	1,339
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(1)(3)	1,600	1,590
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(1)	1,317	1,237
OBX Trust
2023-NQM10, A1 144A 6.465%, 10/25/63(1)(3)	264	265
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(3)	743	743
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(3)	1,388	1,398
2024-HYB1, A1 144A 3.620%, 3/25/53(1)(3)	757	758
2024-HYB2, A1 144A 3.703%, 4/25/53(1)(3)	733	730
2024-NQM1, A1 144A 5.928%, 11/25/63(1)(3)	267	268
2024-NQM3, A1 144A 6.129%, 12/25/63(1)(3)	584	587
2026-NQM5, A1 5.321%, 1/25/66(3)	925	925
2018-1, A2 (1 month Term SOFR + 0.764%) 144A 4.443%, 6/25/57(1)(3)	53	52
PMT Loan Trust
2024-INV2, A1 144A 6.000%, 12/25/59(1)(3)	627	634
	Par Value	Value

Non-Agency—continued
2025-INV7, A7 144A 6.000%, 6/25/56(1)(3)	$916	$924
Progress Residential Trust 2021-SFR3, C 144A 2.088%, 5/17/26(1)	500	498
Provident Funding Mortgage Trust 2025-1, A3 144A 5.500%, 2/25/55(1)(3)	434	434
RCKT Mortgage Trust
2023-CES2, A1A 144A 6.808%, 9/25/43(1)(3)	295	297
2023-CES3, A1A 144A 7.113%, 11/25/43(1)(3)	985	992
2024-CES3, A1A 144A 6.591%, 5/25/44(1)(3)	1,334	1,347
2024-CES6, A1A 144A 5.344%, 9/25/44(1)(3)	1,040	1,040
2024-CES8, A1A 144A 5.490%, 11/25/44(1)(3)	495	497
2024-CES9, A1A 144A 5.582%, 12/25/44(1)(3)	699	702
2025-CES5, A1A 144A 5.687%, 5/25/55(1)(3)	896	902
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(1)(3)	69	68
RFR Trust 2025-SGRM, A 144A 5.379%, 3/11/41(1)(3)	1,150	1,164
RIDE 2025-SHRE, B 144A 5.438%, 2/14/47(1)(3)	900	916
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(1)	1,155	1,174
2024-CNTR, C 144A 6.471%, 11/13/41(1)	465	479
Sequoia Mortgage Trust 2026-4, A4 144A 5.500%, 3/25/56(1)(3)	795	797
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(3)	45	43
2021-3, A1 144A 1.127%, 6/25/56(1)(3)	961	835
THPT Mortgage Trust 2023-THL, A 144A 6.996%, 12/10/34(1)(3)	1,325	1,335
Towd Point Mortgage Trust
2016-2, M2 144A 3.000%, 8/25/55(1)(3)	3,370	3,250
2018-2, A2 144A 3.500%, 3/25/58(1)(3)	1,565	1,527
2018-3, A1 144A 3.750%, 5/25/58(1)(3)	1,070	1,049
2018-6, A1A 144A 3.750%, 3/25/58(1)(3)	130	130
2019-1, A1 144A 3.750%, 3/25/58(1)(3)	181	175
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 5.393%, 5/25/58(1)(3)	$1,450	$1,451
2024-1, A1 144A 4.903%, 3/25/64(1)(3)	633	643
2024-CES1, A1A 144A 5.848%, 1/25/64(1)(3)	232	232
2017-6, A2 144A 3.000%, 10/25/57(1)(3)	1,170	1,126
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	850	843
Verus Securitization Trust
2024-3, A1 144A 6.338%, 4/25/69(1)(3)	792	799
2025-11, A1 144A 4.914%, 11/25/70(1)(3)	770	766
2021-R1, A1 144A 0.820%, 10/25/63(1)(3)	248	240
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(3)	53	53
2021-1R, A1 144A 1.280%, 5/25/56(1)	681	637
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(3)	219	191
		78,829

Total Mortgage-Backed Securities (Identified Cost $112,422)		111,867

Asset-Backed Securities—31.3%
Automobiles—15.7%
ACM Auto Trust
2024-2A, A 144A 6.060%, 2/20/29(1)	8	8
2025-3A, A 144A 5.010%, 1/22/30(1)	602	601
American Credit Acceptance Receivables Trust
2024-4, C 144A 4.910%, 8/12/31(1)	1,080	1,083
2025-1, C 144A 5.090%, 8/12/31(1)	1,320	1,327
2026-1, C 144A 4.550%, 1/12/33(1)	860	857
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(1)	77	78
2024-1A, B 144A 6.870%, 6/17/30(1)	1,169	1,188
2025-1A, A2 144A 4.920%, 5/15/29(1)	1,017	1,020
	Par Value	Value

Automobiles—continued
Avis Budget Rental Car Funding LLC
(AESOP) 2021-1A, D 144A 4.080%, 2/20/28(1)	$1,185	$1,172
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	1,181	1,190
Bridgecrest Lending Auto Securitization Trust
2025-1, C 5.150%, 12/17/29	955	960
2025-2, D 5.620%, 3/17/31	1,150	1,159
2026-1, C 4.440%, 11/17/31	1,240	1,230
Carmax Select Receivables Trust 2025-B, C 4.830%, 6/16/31	1,300	1,302
Carvana Auto Receivables Trust
2021-N1, C 1.300%, 1/10/28	96	95
2021-N2, C 1.070%, 3/10/28	136	133
2021-N3, D 1.580%, 6/12/28	155	152
2021-P3, B 1.420%, 8/10/27	700	691
2022-N1, C 144A 3.320%, 12/11/28(1)	148	146
2022-N1, D 144A 4.130%, 12/11/28(1)	161	160
2023-N1, C 144A 5.920%, 7/10/29(1)	797	800
2023-N4, C 144A 6.590%, 2/11/30(1)	1,005	1,028
2024-N1, B 144A 5.630%, 5/10/30(1)	1,330	1,338
2024-N2, A3 144A 5.710%, 7/10/28(1)	504	505
Consumer Portfolio Services Auto Trust 2025-A, C 144A 5.250%, 4/15/31(1)	1,000	1,008
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(1)	794	801
2024-A, C 144A 5.740%, 4/15/30(1)	949	953
2024-C, C 144A 5.760%, 10/15/30(1)	1,045	1,055
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	800	804
Drive Auto Receivables Trust 2024-1, C 5.430%, 11/17/31	1,035	1,045
DT Auto Owner Trust 2023-3A, C 144A 6.400%, 5/15/29(1)	972	979
	Par Value	Value

Automobiles—continued
Exeter Automobile Receivables Trust
2024-5A, B 4.480%, 4/16/29	$1,070	$1,071
2025-4A, B 4.400%, 5/15/30	1,130	1,129
2026-2A, C 4.910%, 8/16/32	1,060	1,057
Exeter Select Automobile Receivables Trust 2025-2, C 4.910%, 12/15/31	1,135	1,139
FHF Issuer Trust
2024-1A, A2 144A 5.690%, 2/15/30(1)	469	472
2024-1A, B 144A 6.260%, 3/15/30(1)	1,000	1,011
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	113	114
FinBe USA Trust 2025-1A, A 144A 5.700%, 12/15/28(1)	598	598
First Investors Auto Owner Trust 2021-2A, C 144A 1.470%, 11/15/27(1)	169	168
Flagship Credit Auto Trust 2024-3, B 144A 5.350%, 7/16/29(1)	1,070	1,072
Foursight Capital Automobile Receivables Trust 2023-2, A2 144A 5.990%, 5/15/28(1)	39	39
GLS Auto Receivables Issuer Trust
2021-3A, E 144A 3.200%, 10/16/28(1)	1,180	1,179
2025-1A, D 144A 5.610%, 11/15/30(1)	1,150	1,165
2025-3A, C 144A 4.690%, 5/15/31(1)	1,250	1,242
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	1,315	1,336
2023-2A, A3 144A 6.380%, 2/15/29(1)	805	813
2024-3A, B 144A 5.640%, 8/15/30(1)	840	855
2025-1A, A2 144A 4.710%, 4/15/30(1)	982	986
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(1)	317	322
LAD Auto Receivables Trust
2023-2A, D 144A 6.300%, 2/15/31(1)	825	837
2023-3A, D 144A 6.920%, 12/16/30(1)	1,000	1,023
2023-4A, C 144A 6.760%, 3/15/29(1)	1,023	1,046
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2024-3A, C 144A 4.930%, 3/15/30(1)	$1,295	$1,303
2025-1A, D 144A 5.520%, 5/17/32(1)	1,225	1,241
Lendbuzz Auto Receivables Trust 5.570%, 11/15/27(4)	718	719
Lendbuzz Securitization Trust
2024-1A, A2 144A 6.190%, 8/15/29(1)	259	261
2024-2A, A2 144A 5.990%, 5/15/29(1)	459	462
2024-3A, A2 144A 4.970%, 10/15/29(1)	534	535
2025-1A, A2 144A 5.100%, 10/15/30(1)	644	645
2025-1A, B 144A 5.470%, 11/15/30(1)	1,110	1,113
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	214	214
Octane Receivables Trust
2025-1A, A2 144A 4.250%, 2/20/31(1)	1,160	1,158
2025-RVM1, A 144A 4.480%, 12/20/46(1)	928	924
OneMain Direct Auto Receivables Trust
2022-1A, C 144A 5.310%, 6/14/29(1)	1,210	1,212
2026-1A, A 144A 4.490%, 12/14/33(1)	1,050	1,042
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(1)	461	463
Prestige Auto Receivables Trust 2023-2A, B 144A 6.640%, 12/15/27(1)	114	114
SAFCO Auto Receivables Trust
2024-1A, B 144A 6.310%, 11/20/28(1)	298	298
2025-1A, A 144A 5.460%, 9/10/29(1)	681	680
Santander Drive Auto Receivables Trust
2022-5, C 4.740%, 10/16/28	27	27
2025-4, C 4.520%, 1/15/32	850	846
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(1)	722	732
United Auto Credit Securitization Trust 2022-2, D 144A 6.840%, 1/10/28(1)	299	300
	Par Value	Value

Automobiles—continued
Veros Auto Receivables Trust
2025-1, B 144A 5.540%, 7/16/29(1)	$1,140	$1,148
2026-1, B 144A 4.840%, 5/15/29(1)	1,240	1,239
Westlake Automobile Receivables Trust
2023-1A, C 144A 5.740%, 8/15/28(1)	546	547
2024-1A, B 144A 5.550%, 11/15/27(1)	815	817
2024-2A, B 144A 5.620%, 3/15/30(1)	1,000	1,006
2025-3A, A3 144A 4.220%, 6/15/29(1)	1,150	1,150
2026-1A, C 144A 4.370%, 6/16/31(1)	1,025	1,017
		64,755

Collateralized Loan Obligation—0.3%
GoldenTree Loan Management U.S. CLO 9 Ltd. 2021-9A, AR (3 month Term SOFR + 1.500%, Cap N/A, Floor 1.500%) 144A 5.168%, 4/20/37(1)(3)(4)	1,300	1,300
Consumer Loans—0.9%
ACHV ABS Trust
2024-1PL, A 144A 5.900%, 4/25/31(1)	85	85
2025-1PL, B 144A 5.040%, 4/26/32(1)	439	440
Marlette Funding Trust 2024-1A, B 144A 6.070%, 7/17/34(1)	399	400
OneMain Financial Issuance Trust
2022-3A, A 144A 5.940%, 5/15/34(1)	120	120
2025-1A, B 144A 5.050%, 7/14/38(1)	1,130	1,133
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	504	498
Reach ABS Trust
2024-1A, B 144A 6.290%, 2/18/31(1)	737	742
2025-1A, A 144A 4.960%, 8/16/32(1)	418	418
		3,836

Equipment—0.1%
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(1)	196	196
	Par Value	Value

Other—14.3%
Affirm Asset Securitization Trust 2025-X1, A 144A 5.080%, 4/15/30(1)	$125	$125
Affirm Master Trust Series 2025-3A, A 144A 4.450%, 10/16/34(1)	1,000	996
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(1)	240	241
Aqua Finance Issuer Trust 2026-A, A 144A 4.760%, 4/17/51(1)	1,000	995
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(1)	138	135
2019-A, C 144A 4.010%, 7/16/40(1)	810	793
2024-A, B 144A 5.060%, 4/18/50(1)	1,080	1,082
BHG Securitization Trust 2021-B, B 144A 1.670%, 10/17/34(1)	387	384
Business Jet Securities LLC 2024-2A, A 144A 5.364%, 9/15/39(1)	842	840
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(1)	202	198
Castlelake Aircraft Structured Trust 2025-1A, A 144A 5.783%, 2/15/50(1)(4)	1,211	1,220
CCG Receivables Trust
2024-1, B 144A 5.080%, 3/15/32(1)	1,250	1,266
2025-1, C 144A 4.890%, 10/14/32(1)	1,165	1,170
COOPR Residential Mortgage Trust 2025-CES3, A1A 144A 4.840%, 9/25/60(1)(3)	850	844
DB Master Finance LLC 2025-1A, A2I 144A 4.891%, 8/20/55(1)	648	642
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	78	78
2023-2, B 144A 6.410%, 5/15/34(1)	1,000	1,011
2025-1, B 144A 4.980%, 8/15/35(1)	1,170	1,179
EFMT 2025-CES4, A1 144A 5.431%, 6/25/60(1)(3)	611	612
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(1)	425	437
Foundation Finance Trust
2023-2A, A 144A 6.530%, 6/15/49(1)	476	493
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Other—continued
2024-2A, A 144A 4.600%, 3/15/50(1)	$637	$634
GreenSky Home Improvement Issuer Trust
2024-2, A2 144A 5.250%, 10/27/59(1)	58	58
2025-3A, B 144A 4.660%, 12/27/60(1)	1,240	1,238
Hilton Grand Vacations Trust 2024-2A, A 144A 5.500%, 3/25/38(1)	423	429
HINNT LLC
2024-A, A 144A 5.490%, 3/15/43(1)	1,241	1,256
2025-A, B 144A 5.450%, 3/15/44(1)	687	695
JP Morgan Mortgage Trust 2026-CES1, A1A 144A 4.909%, 6/25/56(1)(3)	970	963
Lendmark Funding Trust 2025-3A, A 144A 4.510%, 5/21/35(1)	1,250	1,241
Mariner Finance Issuance Trust 2025-AA, A 144A 4.980%, 5/20/38(1)	1,120	1,128
MetroNet Infrastructure Issuer LLC 2025-2A, A2 144A 5.400%, 8/20/55(1)	1,000	1,009
MMP Capital LLC 2025-A, B 144A 5.720%, 12/15/31(1)	1,365	1,378
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	438	433
2021-1WA, B 144A 1.440%, 1/22/41(1)	212	205
2024-1A, A 144A 5.320%, 2/20/43(1)	594	600
NMEF Funding LLC
2023-A, B 144A 6.830%, 6/17/30(1)	1,000	1,014
2024-A, A2 144A 5.150%, 12/15/31(1)	454	456
2025-A, B 144A 5.180%, 7/15/32(1)	1,160	1,167
Oaktree ABF Equipment ST LLC 2026-1A, B 144A 4.910%, 10/17/33(1)	1,160	1,158
Octane Receivables Trust
2023-3A, B 144A 6.480%, 7/20/29(1)	1,179	1,189
2024-1A, B 144A 5.660%, 5/20/30(1)	1,045	1,055
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	1,006	1,012
PEAC Solutions Receivables LLC
2024-1A, B 144A 5.790%, 11/20/30(1)	1,050	1,071
	Par Value	Value

Other—continued
2025-1A, C 144A 5.490%, 7/20/32(1)	$800	$810
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(1)	1,034	1,041
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	449	458
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(1)	1,010	1,006
RCKT Trust 2025-1A, B 144A 4.990%, 7/25/34(1)	1,365	1,368
Reach ABS Trust 2025-2A, B 144A 5.120%, 8/18/32(1)	1,135	1,137
Regional Management Issuance Trust 2024-2, A 144A 5.110%, 12/15/33(1)	1,065	1,069
Santander Mortgage Asset Receivable Trust 2025-CES1, A1A 144A 5.036%, 9/25/55(1)(3)	708	704
Sierra Timeshare Receivables Funding LLC
2023-2A, B 144A 6.280%, 4/20/40(1)	240	245
2024-2A, A 144A 5.140%, 6/20/41(1)	348	350
2025-3A, A 144A 4.440%, 8/22/44(1)	763	759
2026-1A, B 144A 4.800%, 12/22/42(1)	1,060	1,056
SoFi Consumer Loan Program Trust
2025-1, A 144A 4.800%, 2/27/34(1)	372	373
2025-4, B 144A 4.600%, 8/25/35(1)	1,000	997
2026-1, C 144A 4.740%, 12/26/35(1)	1,240	1,231
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(1)	1,037	1,046
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	1,355	1,328
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(1)	1,145	1,127
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(1)	478	486
Towd Point Mortgage Trust 2025-CES4, A1A 144A 5.091%, 10/25/65(1)(3)	995	990
Upgrade Receivables Trust 2024-1A, B 144A 5.770%, 2/18/31(1)	375	376
	Par Value	Value

Other—continued
Upstart Securitization Trust
2025-2, A2 144A 5.220%, 6/20/35(1)	$743	$745
2026-1, B 144A 4.980%, 3/20/36(1)	1,060	1,053
UPX HIL Issuer Trust 2025-1, A 144A 5.160%, 1/25/47(1)	531	528
VCAT LLC 2026-NPL2, A1 144A 5.062%, 2/25/56(1)(3)	822	818
VFI ABS LLC 2025-1A, A 144A 4.780%, 6/24/30(1)	325	326
Wingspire Equipment Finance LLC 2025-1A, A2 144A 4.330%, 9/20/33(1)	1,140	1,139
Wingstop Funding LLC 2020-1A, A2 144A 2.841%, 12/5/50(1)	1,256	1,216
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	1,265	1,200
		59,112

Student Loan—0.0%
Commonbond Student Loan Trust 2017-AGS, A1 144A 2.550%, 5/25/41(1)	39	37
Total Asset-Backed Securities (Identified Cost $128,982)		129,236

Corporate Bonds and Notes—24.7%
Communication Services—1.0%
CCO Holdings LLC 144A 6.375%, 9/1/29(1)	616	618
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	207	207
Gray Media, Inc. 144A 7.250%, 8/15/33(1)	400	403
Nexstar Media, Inc.
144A 5.625%, 7/15/27(1)	580	580
144A 6.500%, 9/15/33(1)	175	176
144A 7.250%, 4/15/34(1)	95	95
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	435	442
T-Mobile USA, Inc. 3.875%, 4/15/30	842	820
Univision Communications, Inc. 144A 8.000%, 8/15/28(1)	650	660
		4,001

Consumer Discretionary—1.0%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	70	71
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	$933	$928
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	952	926
Newell Brands, Inc. 6.375%, 9/15/27	515	517
Sodexo, Inc. 144A 5.150%, 8/15/30(1)	791	802
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(1)	25	25
Tractor Supply Co. 1.750%, 11/1/30	920	811
		4,080

Consumer Staples—0.7%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(1)	665	651
144A 5.500%, 3/31/31(1)	50	49
Coty, Inc. 144A 6.625%, 7/15/30(1)	395	392
Mars, Inc. 144A 4.800%, 3/1/30(1)	640	647
Pilgrim’s Pride Corp. 4.250%, 4/15/31	430	411
Post Holdings, Inc. 144A 6.250%, 2/15/32(1)	345	348
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	500	501
		2,999

Energy—1.8%
Adnoc Murban Rsc Ltd. 144A 4.250%, 9/11/29(1)	90	89
BP Capital Markets plc 4.875% (5)	799	789
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	290	299
Enbridge, Inc. 7.375%, 1/15/83	710	721
Energy Transfer LP
8.000%, 5/15/54	115	120
Series G 7.125%(5)	325	331
HF Sinclair Corp. 5.750%, 1/15/31	626	640
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)	200	202
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	853	855
Occidental Petroleum Corp. 7.875%, 9/15/31	350	397
Petroleos Mexicanos
6.840%, 1/23/30	81	81
5.950%, 1/28/31	278	266
7.690%, 1/23/50	88	76
6.350%, 2/12/48	517	395
Sabine Pass Liquefaction LLC 4.500%, 5/15/30	955	948
	Par Value	Value

Energy—continued
South Bow Canadian Infrastructure Holdings Ltd. 7.625%, 3/1/55	$560	$577
Sunoco LP 144A 5.375%, 7/15/31(1)	70	69
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(1)	635	589
		7,444

Financials—11.7%
AerCap Ireland Capital DAC
6.950%, 3/10/55	367	376
6.500%, 1/31/56	427	427
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 6.852%, 8/15/53(3)	435	435
Ally Financial, Inc. 8.000%, 11/1/31	710	787
American Express Co.
5.085%, 1/30/31	354	360
(SOFR + 0.750%) 4.416%, 4/23/27(3)	368	368
(SOFR + 0.930%) 4.596%, 7/26/28(3)	86	86
American National Group, Inc. 7.000%, 12/1/55	171	162
Apollo Debt Solutions BDC 144A 5.200%, 12/8/28(1)	615	607
Atlas Warehouse Lending Co. LP 144A 4.625%, 11/15/28(1)	580	571
Avolon Holdings Funding Ltd.
144A 5.750%, 11/15/29(1)	704	720
144A 5.375%, 5/30/30(1)	212	214
144A 4.850%, 4/1/33(1)	75	72
Bank of America Corp.
6.125%(5)	445	446
1.734%, 7/22/27	1,045	1,036
2.551%, 2/4/28	413	407
Bank of New York Mellon Corp. (The) Series F 4.625% (5)	930	926
Barclays plc 7.385%, 11/2/28	318	331
Blackstone Private Credit Fund 5.950%, 7/16/29	640	631
Block, Inc.
6.500%, 5/15/32	540	545
144A 5.625%, 8/15/30(1)	50	50
Blue Owl Finance LLC 3.125%, 6/10/31	1,029	887
Capital One Financial Corp. 4.493%, 9/11/31	817	802
	Par Value	Value

Financials—continued
Charles Schwab Corp. (The) Series H 4.000% (5)	$947	$876
Citadel Finance LLC 144A 4.750%, 2/14/29(1)	515	505
Citigroup, Inc.
4.503%, 9/11/31	704	696
(SOFR + 1.280%) 4.936%, 2/24/28(3)	861	865
CompoSecure Holdings LLC 144A 5.625%, 2/1/33(1)	5	5
Corebridge Financial, Inc. 6.875%, 12/15/52	870	877
Daimler Truck Finance North America LLC 144A 4.500%, 4/12/31(1)	120	118
DBR Land Holdings LLC 144A 6.250%, 12/1/30(1)	220	223
Deutsche Bank AG
2.311%, 11/16/27	147	145
6.819%, 11/20/29	136	143
4.999%, 9/11/30	593	596
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(1)	770	723
F&G Annuities & Life, Inc. 6.500%, 6/4/29	776	779
Fedex Freight Holding Co., Inc. 144A 4.650%, 3/15/31(1)	80	79
Fifth Third Bancorp 4.055%, 4/25/28	226	225
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	930	921
Foundry JV Holdco LLC 144A 5.900%, 1/25/30(1)	385	398
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	195	188
Global Payments, Inc. 4.875%, 11/15/30	820	805
Goldman Sachs Group, Inc. (The)
(3 month Term SOFR + 2.012%) 5.683%, 10/28/27(3)	1,551	1,562
(SOFR + 0.960%) 4.627%, 1/21/32(3)(6)	415	412
Goldman Sachs Private Credit Corp. 144A 5.050%, 2/23/28(1)	535	527
HA Sustainable Infrastructure Capital, Inc. 6.150%, 1/15/31	420	427
Huntington Bancshares, Inc.
6.208%, 8/21/29	331	343
5.272%, 1/15/31	454	461
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
Imperial Brands Finance plc 144A 5.500%, 2/1/30(1)	$586	$601
JH North America Holdings, Inc. 144A 5.875%, 1/31/31(1)	875	868
JPMorgan Chase & Co.
1.578%, 4/22/27	460	459
2.956%, 5/13/31	696	649
(SOFR + 1.180%) 4.836%, 2/24/28(3)	1,447	1,455
KeyCorp 5.121%, 4/4/31	804	812
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	1,110	1,097
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	1,385	1,353
Lseg U.S. Fin Corp. 144A 4.500%, 3/23/31(1)	845	834
Morgan Stanley
2.475%, 1/21/28	906	892
5.123%, 2/1/29	1,062	1,074
MSCI, Inc. 144A 3.625%, 9/1/30(1)	884	836
NextEra Energy Capital Holdings, Inc. 6.375%, 8/15/55	779	794
Northern Trust Corp. 3.375%, 5/8/32	695	685
OAK-Eagle Acquireco, Inc. 144A 7.250%, 7/1/33(1)	65	67
OneMain Finance Corp.
6.625%, 1/15/28	185	186
6.750%, 3/15/32	340	330
PNC Financial Services Group, Inc. (The) 5.222%, 1/29/31	1,019	1,039
RGA Global Funding 144A 4.600%, 11/25/30(1)	815	805
Rocket Cos., Inc. 144A 6.125%, 8/1/30(1)	160	161
Societe Generale S.A. 144A 5.634%, 1/19/30(1)	560	573
South Bow USA Infrastructure Holdings LLC 5.026%, 10/1/29	693	697
State Street Corp.
5.684%, 11/21/29	394	408
Series I 6.700%(5)	390	396
Stellantis Finance U.S., Inc. 144A 5.750%, 3/18/30(1)	633	630
Synchrony Financial 2.875%, 10/28/31	340	297
Texas Capital Bancshares, Inc.
4.000%, 5/6/31	1,020	1,018
5.301%, 2/27/32	335	330
	Par Value	Value

Financials—continued
Toronto-Dominion Bank (The) 8.125%, 10/31/82	$771	$795
Truist Bank 4.632%, 9/17/29	641	636
Truist Financial Corp. 7.161%, 10/30/29	540	574
U.S. Bancorp
5.046%, 2/12/31	604	613
4.967%, 7/22/33	439	434
UBS AG 5.650%, 9/11/28	535	552
Wells Fargo & Co.
3.526%, 3/24/28	342	339
6.303%, 10/23/29	647	674
5.150%, 4/23/31	399	406
		48,514

Health Care—2.5%
180 Medical, Inc. 144A 3.875%, 10/15/29(1)	940	913
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(1)	15	15
Augusta SpinCo Corp. 4.656%, 3/23/31	400	398
Baxter International, Inc. 4.900%, 12/15/30	825	814
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(1)	140	137
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	435	410
CVS Health Corp. 7.000%, 3/10/55	555	572
Dentsply Sirona, Inc. 3.250%, 6/1/30(6)	952	877
GENMAB A/S 144A 6.250%, 12/15/32(1)	30	31
HCA, Inc. 5.450%, 4/1/31	857	878
IQVIA, Inc.
5.700%, 5/15/28	493	502
6.250%, 2/1/29	391	406
144A 6.250%, 6/1/32(1)	440	447
Medline Borrower LP 144A 3.875%, 4/1/29(1)	850	822
Royalty Pharma plc 5.150%, 9/2/29	919	936
Smith & Nephew plc 2.032%, 10/14/30	1,121	998
Tenet Healthcare Corp. 144A 5.500%, 11/15/32(1)	225	223
Universal Health Services, Inc. 1.650%, 9/1/26	1,034	1,022
Viatris, Inc. 144A 2.300%, 6/22/27(1)	— (7)	— (7)
		10,401

	Par Value	Value

Industrials—1.9%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	$947	$947
Aviation Capital Group LLC
144A 5.375%, 7/15/29(1)	544	553
144A 6.375%, 7/15/30(1)	184	194
Boeing Co. (The) 6.388%, 5/1/31	292	311
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	711	652
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(1)	360	331
Carpenter Technology Corp. 144A 5.625%, 3/1/34(1)	20	20
Clarios Global LP 144A 6.750%, 2/15/30(1)	25	26
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	975	882
Esab Corp. 144A 5.625%, 4/1/31(1)	50	50
Flowserve Corp. 3.500%, 10/1/30	690	649
Herc Holdings, Inc.
144A 7.000%, 6/15/30(1)	470	482
144A 5.750%, 3/15/31(1)	25	25
Hexcel Corp. 4.200%, 2/15/27	1,075	1,071
Hilton Domestic Operating Co., Inc. 144A 5.750%, 9/15/33(1)	480	478
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	420	398
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	95	96
Stanley Black & Decker, Inc. 6.707%, 3/15/60	610	596
United Airlines Holdings, Inc.
4.875%, 3/1/29	90	88
5.375%, 3/1/31	25	24
WESCO Distribution, Inc. 144A 5.250%, 4/15/31(1)	70	70
		7,943

Information Technology—1.2%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	832	805
Broadcom, Inc. 4.350%, 2/15/30	764	761
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	515	497
Gartner, Inc. 144A 3.750%, 10/1/30(1)	860	782
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Kyndryl Holdings, Inc. 2.700%, 10/15/28	$613	$567
Oracle Corp.
6.150%, 11/9/29	200	206
6.250%, 11/9/32	409	420
Vontier Corp. 2.400%, 4/1/28	732	702
		4,740

Materials—1.0%
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)	1,051	1,052
Berry Global, Inc. 5.800%, 6/15/31	827	856
Fortescue Treasury Pty Ltd. 144A 5.875%, 4/15/30(1)	308	312
Smurfit Kappa Treasury ULC 5.200%, 1/15/30	789	803
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(1)	25	25
Sonoco Products Co. 4.600%, 9/1/29	967	964
		4,012

Real Estate—0.3%
EPR Properties 4.750%, 11/15/30	660	644
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	475	461
Millrose Properties, Inc. 144A 6.375%, 8/1/30(1)	290	290
		1,395

Utilities—1.6%
AES Corp. (The) 7.600%, 1/15/55	395	392
Electricite de France S.A. 144A 5.700%, 5/23/28(1)	626	641
Entergy Corp. 7.125%, 12/1/54	760	779
Ferrellgas LP 144A 5.875%, 4/1/29(1)	520	497
National Grid plc 5.602%, 6/12/28	611	626
NiSource, Inc. 6.950%, 11/30/54	464	477
Puget Energy, Inc. 2.379%, 6/15/28	735	700
Southern Co. (The) Series 21-A 3.750%, 9/15/51	1,108	1,097
Spire, Inc. 6.250%, 6/1/56	530	524
Venture Global Plaquemines LNG LLC
144A 7.500%, 5/1/33(1)	35	38
144A 6.500%, 1/15/34(1)	85	89
	Par Value	Value

Utilities—continued
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	$705	$730
		6,590

Total Corporate Bonds and Notes (Identified Cost $101,942)		102,119

Leveraged Loans—3.1%
Aerospace—0.2%
AAdvantage Loyality IP Ltd. (3 month Term SOFR + 2.250%) 5.918%, 4/20/28(3)	323	319
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 5.668%, 10/31/31(3)	195	195
Tranche B-2 (1 month Term SOFR + 2.000%) 5.668%, 10/31/31(3)	74	74
TransDigm, Inc. Tranche J (1 month Term SOFR + 2.500%) 6.168%, 2/28/31(3)	349	349
		937

Chemicals—0.0%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.918%, 2/19/30(3)	113	98
Consumer Durables—0.1%
Resideo Funding, Inc. (3 month Term SOFR + 2.000%) 5.674%, 8/13/32(3)	273	272
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 6.950%, 9/13/32(3)	125	125
		397

Energy—0.3%
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.688%, 9/29/32(3)	424	426
CQP Holdco LP Tranche B (3 month Term SOFR + 1.750%) 5.450%, 12/31/32(3)	60	60
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.250%) 6.893%, 2/11/33(3)	210	210
	Par Value	Value

Energy—continued
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 5.646%, 10/4/30(3)	$311	$311
Hilcorp Energy I LP (1 month Term SOFR + 1.750%) 5.425%, 2/11/30(3)	159	158
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 5.926%, 10/5/28(3)	226	226
Paragon Offshore Finance Co. (6 month PRIME + 0.000%) 3.750%, 7/19/27(4)(8)	— (7)	—
		1,391

Financials—0.1%
Citadel Securities LP 2024 (3 month Term SOFR + 2.000%) 5.700%, 10/31/31(3)	380	380
Food / Tobacco—0.2%
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.250%) 5.877%, 9/30/31(3)	302	295
Red SPV LLC (1 month Term SOFR + 2.250%) 5.925%, 3/15/32(3)	357	356
		651

Gaming / Leisure—0.5%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.918%, 2/6/30(3)	211	204
Flutter Entertainment plc 2024, Tranche B (3 month Term SOFR + 1.750%) 5.450%, 11/30/30(3)	463	457
Life Time, Inc. 2025, Tranche B, First Lien (1 month Term SOFR + 2.000%) 5.671%, 11/5/31(3)	331	331
Light & Wonder International, Inc. Tranche B-3 (1 month Term SOFR + 2.000%) 5.675%, 4/16/29(3)	215	215
Live Nation Entertainment, Inc. Tranche B (1 month Term SOFR + 2.000%) 5.675%, 10/21/32(3)	344	344
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 6.532%, 3/13/28(3)	410	385
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
UFC Holdings LLC Tranche B-5 (3 month Term SOFR + 2.000%) 5.664%, 11/21/31(3)	$319	$319
		2,255

Health Care—0.2%
Biomarin Pharmaceutical, Inc. Tranche B 0.000%, 1/28/33(3)(9)	35	35
Medline Borrower LP 2030 (1 month Term SOFR + 1.750%) 5.418%, 10/23/30(3)	348	348
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.168%, 2/21/31(3)	327	327
		710

Housing—0.1%
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 5.918%, 3/19/29(3)	362	362
Information Technology—0.2%
CACI International, Inc. Tranche B-2 (1 month Term SOFR + 1.750%) 5.418%, 2/25/33(3)	110	110
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 5.668%, 5/9/31(3)	420	418
UKG, Inc. Tranche B (3 month Term SOFR + 2.500%) 6.167%, 2/10/31(3)	299	286
		814

Manufacturing—0.2%
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.168%, 11/3/31(3)	246	245
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 5.418%, 6/4/31(3)	429	428
		673

Media / Telecom - Broadcasting—0.1%
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.282%, 1/31/29(3)	357	354
	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.2%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 5.911%, 12/15/31(3)	$340	$339
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.918%, 9/18/30(3)	351	332
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.178%, 8/2/29(3)	230	231
		902

Media / Telecom - Diversified Media—0.1%
Formula One Management Ltd. Tranche B-1 (3 month Term SOFR + 1.750%) 5.450%, 9/30/31(3)	350	349
Retail—0.1%
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.918%, 6/11/31(3)	244	242
Service—0.3%
Amentum Holdings LLC (1 month Term SOFR + 2.000%) 5.668%, 9/29/31(3)	325	325
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 5.668%, 1/31/31(3)	246	244
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.200%, 11/24/28(3)	429	391
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 5.664%, 10/13/30(3)	286	285
		1,245

Transportation - Automotive—0.0%
Belron Finance 2019 LLC (3 month Term SOFR + 2.000%) 5.660%, 10/16/31(3)	225	225
	Par Value	Value

Utilities—0.2%
Astoria Energy LLC Tranche B (1-3 month Term SOFR + 2.750%) 5.923% - 5.966%, 6/23/32(3)	$244	$243
Cornerstone Generation LLC Tranche B (3 month Term SOFR + 2.250%) 5.917%, 8/11/32(3)	298	298
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.668%, 1/27/31(3)	231	231
		772

Total Leveraged Loans (Identified Cost $12,879)		12,757

	Shares
Affiliated Exchange-Traded Funds—1.5%
Financials—1.5%
Virtus Newfleet Securitized Income ETF(6)(10)(11)	167,104	4,041
Virtus Newfleet Short Duration High Yield Bond ETF(10)(11)	103,000	2,215
		6,256

Total Affiliated Exchange-Traded Funds (Identified Cost $6,341)		6,256

Total Long-Term Investments—97.9% (Identified Cost $404,514)		404,193

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(11)(12)	1,255,360	1,255
Total Securities Lending Collateral (Identified Cost $1,255)		1,255

TOTAL INVESTMENTS—98.2% (Identified Cost $405,769)		$405,448
Other assets and liabilities, net—1.8%		7,534
NET ASSETS—100.0%		$412,982
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At March 31, 2026, these
securities amounted to a value of $234,512 or
56.8% of net assets.

(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)
Variable rate security. Rate disclosed is as of
March 31, 2026. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread
but are determined by the issuer or agent and are
based on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	No contractual maturity date.
(6)	All or a portion of security is on loan.
(7)	Amount is less than $500 (not in thousands).
(8)	Security in default; no interest payments are being received.
(9)	This loan will settle after March 31, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	Affiliated investment. See Note 4I in Notes to Financial Statements.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	95%
United Kingdom	1
Ireland	1
Cayman Islands	1
Canada	1
Romania	1
Total	100%
† % of total investments as of March 31, 2026.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$39,168	$—	$39,168	$—
Foreign Government Securities	2,790	—	2,790	—
Mortgage-Backed Securities	111,867	—	111,867	—
Asset-Backed Securities	129,236	—	125,997	3,239
Corporate Bonds and Notes	102,119	—	102,119	—
Leveraged Loans	12,757	—	12,757	— (1)
Affiliated Exchange-Traded Funds	6,256	6,256	—	—
Securities Lending Collateral	1,255	1,255	—	—
Total Investments	$405,448	$7,511	$394,698	$3,239

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $3,239 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset-Backed Securities	Leveraged Loans
Investments in Securities
Balance as of September 30, 2025:	$—	$—	$— (a)
Net change in unrealized appreciation (depreciation)(b)	1	—	1
Sales(c)	(1)	—	(1)
Transfers into Level 3(d)	3,239	3,239	—
Balance as of March 31, 2026	$3,239	$3,239	$— (a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026, was $(18).
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of March 31, 2026, for any investment security where a change in the pricing level occured from the beginning to the end of the period.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—4.3%
U.S. Treasury Bonds
4.000%, 11/15/52	$2,140	$1,839
3.625%, 5/15/53	1,070	858
4.250%, 2/15/54	2,195	1,966
4.250%, 8/15/54	1,010	904
4.500%, 11/15/54	6,420	5,998
4.625%, 2/15/55	19,465	18,565
U.S. Treasury Notes
3.875%, 7/31/30	4,320	4,313
4.625%, 2/15/35	6,150	6,310
Total U.S. Government Securities (Identified Cost $42,226)		40,753

Foreign Government Securities—15.7%
Arab Republic of Egypt
144A 8.625%, 2/4/30(2)	243	251
144A 5.875%, 2/16/31(2)	1,204	1,107
144A 7.053%, 1/15/32(2)	459	434
144A 6.875%, 4/30/40(2)	433	358
144A 8.500%, 1/31/47(2)	1,654	1,426
144A 8.750%, 9/30/51(2)	758	662
RegS 8.700%, 3/1/49(3)	396	346
Benin Government International Bond 144A 7.960%, 2/13/38(2)	545	533
Bolivarian Republic of Venezuela RegS 12.750%, 8/23/22(3)(4)	2,135	1,074
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/29	10,560 BRL	1,880
Series F 10.000%, 1/1/31	20,810 BRL	3,510
Bulgaria Government International Bond RegS 5.000%, 3/5/37(3)	232	223
Costa Rica Government
144A 6.550%, 4/3/34(2)	373	393
144A 7.300%, 11/13/54(2)	603	654
Czech Republic Government Bond 1.750%, 6/23/32	126,040 CZK	5,018
Dominican Republic
144A 5.875%, 10/28/35(2)	1,236	1,177
144A 6.600%, 6/1/36(2)	627	629
144A 6.950%, 3/15/37(2)(5)	892	907
RegS 6.950%, 3/15/37(3)	1,743	1,773
	Par Value(1)	Value

Foreign Government Securities—continued
Dubai Government International Bonds RegS 3.900%, 9/9/50(3)	$480	$330
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(2)	1,338	1,341
Federal Republic of Ethiopia 144A 6.625%, 12/11/26(2)(4)	260	265
Federative Republic of Brazil
6.000%, 10/20/33	1,458	1,459
6.625%, 3/15/35	1,917	1,961
6.250%, 5/22/36	780	766
Hungary Government International Bond
144A 6.250%, 9/22/32(2)	1,082	1,126
144A 5.500%, 6/16/34(2)	550	543
144A 6.000%, 9/26/35(2)	897	909
144A 5.500%, 3/26/36(2)	1,784	1,735
RegS 2.125%, 9/22/31(3)	315	267
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(2)	888	823
Kingdom of Bahrain
144A 7.375%, 5/14/30(2)	907	909
144A 5.625%, 5/18/34(2)	305	269
144A 7.500%, 7/7/37(2)	661	643
144A 6.625%, 10/6/37(2)	939	851
144A 7.100%, 2/3/38(2)	2,766	2,593
KSA Ijarah Sukuk Ltd. 144A 4.875%, 9/9/35(2)(5)	659	641
Lebanon Government International Bond
RegS 8.250%, 4/12/21(3)(4)	842	201
RegS 7.000%, 3/23/32(3)(4)	1,029	244
Malaysia Government Bond 2.632%, 4/15/31	22,180 MYR	5,273
Mex Bonos Desarr
8.500%, 5/31/29	60,970 MXN	3,395
7.750%, 11/13/42	36,100 MXN	1,672
Oman Government International Bond
144A 6.250%, 1/25/31(2)	1,926	2,008
144A 6.500%, 3/8/47(2)	2,526	2,580
Republic of Angola
144A 8.000%, 11/26/29(2)	569	561
	Par Value(1)	Value

Foreign Government Securities—continued
144A 8.750%, 4/14/32(2)	$519	$504
Republic of Argentina
0.750%, 7/9/30(6)	1,610	1,349
4.125%, 7/9/35(6)	3,083	2,229
3.500%, 7/9/41(6)	1,665	1,114
4.125%, 7/9/46(6)	2,439	1,675
Republic of Azerbaijan RegS 3.500%, 9/1/32(3)	388	355
Republic of Cameroon RegS 9.500%, 7/31/31(3)	200	195
Republic of Chile
4.350%, 4/13/31	431	423
3.500%, 1/31/34	365	329
4.950%, 1/5/36	2,853	2,822
3.100%, 5/7/41	539	407
Republic of Colombia
7.375%, 4/25/30	531	551
8.000%, 11/14/35	3,097	3,243
7.750%, 11/7/36	768	786
Republic of Ecuador
144A 9.250%, 1/29/39(2)	1,501	1,472
RegS 6.900%, 7/31/35(3)(6)	1,026	900
RegS 5.000%, 7/31/40(3)(6)	258	201
Republic of El Salvador
RegS 7.650%, 6/15/35(3)	1,620	1,586
RegS 7.625%, 2/1/41(3)	785	744
Republic of Ghana
144A 0.000%, 7/3/26(2)(7)	4	4
144A 0.000%, 1/3/30(2)(7)	23	19
RegS 0.000%, 7/3/26(3)(7)	2	2
RegS 0.000%, 1/3/30(3)(7)	10	8
RegS 5.000%, 7/3/35(3)(6)	1,457	1,238
Republic of Guatemala RegS 4.650%, 10/7/41(3)	512	430
Republic of Indonesia
4.550%, 1/11/28	325	326
2.850%, 2/14/30	1,050	974
4.750%, 9/10/34	720	692
5.600%, 1/15/35	1,964	1,993
4.200%, 10/15/50	673	522
5.100%, 2/10/54(5)	182	165
Republic of Ivory Coast
144A 6.125%, 6/15/33(2)	219	206
144A 8.075%, 4/1/36(2)	255	259
144A 8.250%, 1/30/37(2)	678	694
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Kazakhstan
144A 4.412%, 10/28/30(2)	$464	$454
144A 5.500%, 7/1/37(2)	1,126	1,128
Republic of Kenya
144A 7.875%, 10/9/33(2)	484	450
144A 7.875%, 2/26/34(2)	646	587
144A 9.500%, 3/5/36(2)	707	688
144A 8.700%, 2/26/39(2)	838	757
Republic of Mozambique 144A 9.000%, 9/15/31(2)(6)	299	224
Republic of Nigeria
144A 9.625%, 6/9/31(2)	263	288
144A 7.375%, 9/28/33(2)(5)	1,012	988
144A 10.375%, 12/9/34(2)	1,080	1,236
144A 8.631%, 1/13/36(2)	299	310
144A 9.130%, 1/13/46(2)	257	268
Republic of Panama
3.875%, 3/17/28	655	644
7.500%, 3/1/31	199	219
5.227%, 2/23/34	272	263
6.700%, 1/26/36	326	344
5.662%, 2/23/38	901	864
8.000%, 3/1/38	259	297
Republic of Peru
2.783%, 1/23/31	271	247
5.375%, 2/8/35	1,463	1,459
5.875%, 8/8/54	833	802
3.600%, 1/15/72	831	513
Republic of Philippines
5.500%, 2/4/35	623	630
4.750%, 3/5/35	568	545
Republic of Poland
4.875%, 10/4/33	464	463
5.125%, 9/18/34	544	545
5.375%, 2/12/35	1,688	1,716
5.500%, 4/4/53	207	190
Republic of Senegal 144A 6.250%, 5/23/33(2)	526	278
Republic of South Africa
5.875%, 6/22/30	326	329
5.375%, 7/24/44	203	159
5.650%, 9/27/47	2,109	1,640
8.750%, 2/28/48	84,900 ZAR	4,535
144A 7.100%, 11/19/36(2)	1,280	1,312
144A 6.125%, 12/11/37(2)	962	893
144A 7.950%, 11/19/54(2)	599	592
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Sri Lanka
144A 3.350%, 3/15/33(2)(6)	$180	$150
144A 3.600%, 6/15/35(2)(6)	1,388	1,052
144A 3.600%, 2/15/38(2)(6)	637	569
Republic of Turkiye
9.125%, 7/13/30	1,463	1,597
7.125%, 2/12/32	456	457
7.250%, 5/29/32	457	458
7.625%, 5/15/34	2,359	2,392
6.950%, 9/16/35	1,032	989
6.800%, 11/4/36	750	708
6.625%, 2/17/45	953	808
Republic of Zambia 144A 5.750%, 6/30/33(2)(6)	441	414
Republica Orient Uruguay 5.100%, 6/18/50	1,581	1,451
Romanian Government International Bond
144A 5.875%, 1/30/29(2)	1,632	1,640
144A 7.125%, 1/17/33(2)	501	524
144A 6.375%, 1/30/34(2)	2,497	2,482
144A 6.000%, 5/25/34(2)	257	249
144A 5.750%, 3/24/35(2)	110	104
144A 5.750%, 7/4/36(2)	470	435
Saudi International Bond
144A 5.625%, 1/13/35(2)	1,842	1,901
144A 4.875%, 1/12/36(2)	2,279	2,209
144A 4.500%, 10/26/46(2)	2,181	1,767
144A 3.750%, 1/21/55(2)	1,600	1,078
RegS 5.625%, 1/13/35(3)	770	795
Suriname Government International Bond 144A 8.500%, 11/6/35(2)	689	712
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(2)	315	316
144A 6.400%, 6/26/34(2)	93	92
144A 6.500%, 1/28/36(2)	542	537
Ukraine Government Bond
144A 4.500%, 2/1/29(2)(6)	779	545
144A 0.000%, 2/1/30(2)(6)	4	3
144A 4.000%, 2/1/32(2)(6)	427	307
	Par Value(1)	Value

Foreign Government Securities—continued
144A 4.500%, 2/1/35(2)(6)	$96	$50
144A 0.000%, 2/1/36(2)(6)	356	163
144A 4.500%, 2/1/36(2)(6)	8	4
RegS 4.500%, 2/1/29(3)(6)	98	69
RegS 0.000%, 2/1/30(3)(6)	30	18
RegS 4.000%, 2/1/32(3)(6)	2,854	2,055
RegS 0.000%, 2/1/34(3)(6)	113	48
RegS 4.500%, 2/1/36(3)(6)	62	32
United Mexican States
5.850%, 7/2/32	875	884
5.375%, 3/22/33	1,081	1,056
3.500%, 2/12/34	384	327
6.000%, 5/7/36	1,082	1,075
6.625%, 1/29/38	908	923
6.125%, 2/9/38	626	612
6.338%, 5/4/53	1,210	1,127
3.771%, 5/24/61	398	237
Uzbekistan International Bond
144A 3.700%, 11/25/30(2)	304	276
144A 6.900%, 2/28/32(2)	709	736
Total Foreign Government Securities (Identified Cost $146,484)		147,427

Mortgage-Backed Securities—22.5%
Agency—10.6%
Federal Home Loan Mortgage Corporation
Pool #SD3238 5.500%, 12/1/52	229	231
Pool #SD5594 5.500%, 7/1/53	4,515	4,551
Pool #SD6322 4.500%, 8/1/53	4,955	4,820
Pool #SD8289 5.500%, 1/1/53	1,769	1,784
Pool #SD8309 6.000%, 3/1/53	2,561	2,624
Pool #SD8317 6.000%, 4/1/53	832	853
Pool #SD8382 5.000%, 12/1/53	5,958	5,891
Pool #SD8492 5.000%, 1/1/55	11,409	11,261
Pool #SD8494 5.500%, 1/1/55	7,129	7,165
Pool #SL0019 5.500%, 1/1/55	7,887	7,927
Pool #SL0627 6.000%, 10/1/54	6,372	6,508
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Agency—continued
Pool #SL1127 6.000%, 12/1/54	$7,052	$7,189
Pool #SL2922 5.500%, 10/1/55	4,575	4,606
Pool #SL3344 5.000%, 3/1/55	4,398	4,340
Federal National Mortgage Association
Pool #CB0534 3.000%, 5/1/51	5,105	4,493
Pool #CB6857 4.500%, 8/1/53	2,031	1,967
Pool #FA1378 4.000%, 3/1/55	1,283	1,215
Pool #FA1728 6.000%, 10/1/53	6,144	6,288
Pool #FA1731 6.000%, 1/1/55	3,083	3,146
Pool #FS4438 5.000%, 11/1/52	814	807
Pool #FS7751 4.000%, 3/1/53	4,948	4,679
Pool #FS8479 5.500%, 8/1/53	3,221	3,248
Pool #MA4785 5.000%, 10/1/52	1,469	1,456
Pool #MA4805 4.500%, 11/1/52	1,258	1,220
Pool #MA5072 5.500%, 7/1/53	1,084	1,093
		99,362

Non-Agency—11.9%
A&D Mortgage Trust
2023-NQM3, A1 144A 6.733%, 7/25/68(2)(8)	1,272	1,276
2025-NQM2, A1 144A 5.790%, 6/25/70(2)(8)	934	939
ADMT 2024-NQM6, A1 144A 5.666%, 1/25/70(2)(8)	1,143	1,147
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(2)(8)	1,052	1,018
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.416%, 6/15/40(2)(8)	2,200	2,206
AMSR Trust 2021-SFR3, D 144A 2.177%, 10/17/38(2)	540	531
Angel Oak Mortgage Trust
2022-5, A1 144A 4.500%, 5/25/67(2)(8)	2,712	2,700
2023-1, A1 144A 4.750%, 9/26/67(2)(8)	3,006	2,997
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(8)	48	47
	Par Value(1)	Value

Non-Agency—continued
2019-2, A1 144A 3.347%, 4/25/49(2)(8)	$115	$112
2020-1, A3 144A 3.328%, 3/25/55(2)	2,163	1,997
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 4.970%, 7/15/37(2)(8)	2,296	2,232
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(2)(8)	70	69
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.064%, 3/15/41(2)(8)	1,223	1,224
BX Trust
2019-OC11, B 144A 3.605%, 12/9/41(2)	1,130	1,071
2019-OC11, D 144A 3.944%, 12/9/41(2)(8)	847	801
2022-CLS, A 144A 5.760%, 10/13/27(2)	1,773	1,779
CENT 2025-CITY, A 144A 4.920%, 7/10/40(2)(8)	2,010	2,024
Chase Mortgage Finance Corp.
2016-SH2, M2 144A 3.750%, 12/25/45(2)(8)	292	273
2016-SH2, M4 144A 3.750%, 12/25/45(2)(8)	1,298	1,198
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(8)	730	690
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(2)(8)	261	258
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(2)(8)	484	474
2024-5, A1 144A 5.123%, 8/25/69(2)(8)	1,092	1,090
COOPR Residential Mortgage Trust 2025-CES2, A1A 144A 5.502%, 6/25/60(2)(8)	1,427	1,432
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(2)	250	234
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(2)(8)	1,439	1,297
Deephaven Residential Mortgage Trust
2022-1, A1 144A 2.205%, 1/25/67(2)(8)	224	207
	Par Value(1)	Value

Non-Agency—continued
2025-INV1, A1 144A 5.087%, 11/25/60(2)(8)	$1,205	$1,201
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(2)(8)	1,281	1,286
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(2)(8)	13	12
ELM Trust 2024-ELM, A10 144A 5.414%, 6/10/39(2)(8)	1,719	1,722
Fashion Show Mall LLC 2024-SHOW, A 144A 4.764%, 10/10/41(2)(8)	2,870	2,887
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(2)	460	455
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.123%, 12/15/39(2)(8)	1,100	1,100
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(8)	267	266
Houston Galleria Mall Trust 2025-HGLR, A 144A 5.462%, 2/5/45(2)(8)	1,770	1,809
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.467%, 1/13/40(2)(8)	1,500	1,535
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(2)(8)	1,223	1,218
IRV Trust 2025-200P, B 144A 5.440%, 3/14/47(2)(8)	780	775
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.337%, 1/25/63(2)(8)	1,122	1,097
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.797%, 10/5/39(2)(8)	1,285	1,297
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.526%, 10/25/29(2)(8)	238	229
2017-4, A13 144A 3.500%, 11/25/48(2)(8)	2,062	1,879
2024-NQM1, A3 144A 5.947%, 2/25/64(2)(8)	691	693
2025-CES2, A1 144A 5.592%, 6/25/55(2)(8)	1,360	1,364
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2025-NQM2, A1 144A 5.567%, 9/25/65(2)(8)	$1,258	$1,263
MetLife Securitization Trust 2017-1A, M1 144A 3.349%, 4/25/55(2)(8)	425	385
MFA Trust
2022-INV1, A1 144A 4.907%, 4/25/66(2)(8)	1,000	988
2022-INV2, A1 144A 4.950%, 7/25/57(2)(8)	2,020	2,015
2022-NQM2, A1 144A 4.000%, 5/25/67(2)(8)	1,194	1,170
2024-NQM2, A1 144A 5.272%, 8/25/69(2)(8)	1,362	1,361
2021-INV1, A1 144A 0.852%, 1/25/56(2)(8)	23	23
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(8)	134	133
2019-1, M2 144A 3.500%, 10/25/69(2)(8)	779	722
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	1,290	1,324
Morgan Stanley Residential Mortgage Loan Trust 2024-INV4, A1 144A 6.000%, 9/25/54(2)(8)	616	623
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(2)	2,411	2,304
New Residential Mortgage Loan Trust
2017-2A, A3 144A 4.000%, 3/25/57(2)(8)	967	937
2018-2A, A1 144A 4.500%, 2/25/58(2)(8)	19	19
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(8)	257	247
2022-NQM2, A1 144A 3.854%, 3/27/62(2)(8)	1,297	1,224
2026-NQM3, A1 144A 4.833%, 2/25/66(2)(8)	1,656	1,640
NY Commercial Mortgage Trust 2025-299P, A 144A 5.664%, 2/10/47(2)(8)	1,660	1,720
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(2)(8)	2,000	1,988
NYMT Loan Trust
2024-CP1, A1 144A 3.750%, 2/25/68(2)(8)	2,422	2,241
2026-INV2, A1 144A 5.475%, 4/25/61(2)(8)	1,700	1,705
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(2)(8)	990	991
2024-NQM9, A1 144A 6.030%, 1/25/64(2)(8)	595	599
	Par Value(1)	Value

Non-Agency—continued
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(2)(8)	$35	$35
PMT Loan Trust
2024-INV1, A2 144A 6.000%, 10/25/59(2)(8)	1,145	1,159
2024-INV2, A1 144A 6.000%, 12/25/59(2)(8)	728	736
2025-INV7, A7 144A 6.000%, 6/25/56(2)(8)	1,387	1,400
PRET Trust 2024-RPL1, A1 144A 3.900%, 10/25/63(2)(8)	1,293	1,234
RCKT Mortgage Trust
2023-CES1, A1A 144A 6.515%, 6/25/43(2)(8)	399	398
2023-CES2, A1A 144A 6.808%, 9/25/43(2)(8)	384	386
2023-CES3, A1A 144A 7.113%, 11/25/43(2)(8)	875	882
2024-CES1, A1A 144A 6.025%, 2/25/44(2)(8)	627	630
2024-CES3, A1A 144A 6.591%, 5/25/44(2)(8)	1,171	1,182
2025-CES5, A1A 144A 5.687%, 5/25/55(2)(8)	1,496	1,505
RFR Trust 2025-SGRM, A 144A 5.379%, 3/11/41(2)(8)	1,500	1,518
RIDE 2025-SHRE, B 144A 5.438%, 2/14/47(2)(8)	1,500	1,526
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(2)	760	773
2024-CNTR, C 144A 6.471%, 11/13/41(2)	1,595	1,644
Sequoia Mortgage Trust 2013-8, B1 3.478%, 6/25/43(8)	94	91
SG Residential Mortgage Trust 2021-1, A1 144A 1.160%, 7/25/61(2)(8)	1,956	1,646
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(2)(8)	1,790	1,547
THPT Mortgage Trust 2023-THL, A 144A 6.996%, 12/10/34(2)(8)	1,526	1,536
Towd Point Mortgage Trust
2016-4, B1 144A 3.914%, 7/25/56(2)(8)	485	471
2017-1, M1 144A 3.750%, 10/25/56(2)(8)	1,124	1,111
2017-4, A2 144A 3.000%, 6/25/57(2)(8)	850	811
2018-6, A1A 144A 3.750%, 3/25/58(2)(8)	8	8
2018-6, A2 144A 3.750%, 3/25/58(2)(8)	1,925	1,776
	Par Value(1)	Value

Non-Agency—continued
2019-2, A2 144A 3.750%, 12/25/58(2)(8)	$2,628	$2,377
2019-4, A2 144A 3.250%, 10/25/59(2)(8)	1,780	1,627
2023-1, A1 144A 3.750%, 1/25/63(2)	1,292	1,234
2024-CES1, A1A 144A 5.848%, 1/25/64(2)(8)	702	703
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(2)	840	801
Verus Securitization Trust 2023-8, A1 144A 6.259%, 12/25/68(2)(8)	797	801
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(2)	35	34
2022-1, A2 144A 5.850%, 8/25/57(2)(8)	665	664
WSTN Trust 2023-MAUI, C 144A 7.690%, 7/5/37(2)(8)	2,150	2,167
		112,183

Total Mortgage-Backed Securities (Identified Cost $212,416)		211,545

Asset-Backed Securities—12.6%
Automobiles—4.2%
Arivo Acceptance Auto Loan Receivables Trust
2024-1A, B 144A 6.870%, 6/17/30(2)	1,510	1,535
2025-1A, A2 144A 4.920%, 5/15/29(2)	1,612	1,616
Avis Budget Rental Car Funding LLC
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(2)	841	847
(AESOP) 2024-1A, A 144A 5.360%, 6/20/30(2)	1,450	1,482
(AESOP) 2024-2A, D 144A 7.430%, 10/20/28(2)	1,959	1,989
Bridgecrest Lending Auto Securitization Trust 2025-1, C 5.150%, 12/17/29	1,675	1,684
CPS Auto Receivables Trust 2023-D, C 144A 7.170%, 1/15/30(2)	817	824
DT Auto Owner Trust
2023-1A, D 144A 6.440%, 11/15/28(2)	777	787
2023-3A, C 144A 6.400%, 5/15/29(2)	430	434
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Automobiles—continued
Exeter Automobile Receivables Trust
2023-3A, D 6.680%, 4/16/29	$920	$937
2024-5A, B 4.480%, 4/16/29	1,785	1,787
FHF Issuer Trust
2024-1A, B 144A 6.260%, 3/15/30(2)	1,100	1,112
2024-3A, C 144A 5.430%, 3/17/31(2)	1,700	1,623
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(2)	71	71
FinBe USA Trust 2025-1A, B 144A 6.600%, 12/16/30(2)	2,025	2,021
Flagship Credit Auto Trust
2023-1, D 144A 6.460%, 5/15/29(2)	1,780	1,791
2024-1, D 144A 6.300%, 4/15/30(2)	1,575	1,545
GLS Auto Receivables Issuer Trust
2021-3A, E 144A 3.200%, 10/16/28(2)	1,960	1,959
2022-2A, D 144A 6.150%, 4/17/28(2)	432	435
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(2)	438	444
LAD Auto Receivables Trust
2023-1A, D 144A 7.300%, 6/17/30(2)	780	787
2023-2A, D 144A 6.300%, 2/15/31(2)	750	761
Lendbuzz Securitization Trust 2024-3A, B 144A 5.030%, 11/15/30(2)	1,865	1,865
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	220	221
Octane Receivables Trust 2025-1A, A2 144A 4.250%, 2/20/31(2)	2,120	2,117
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(2)	1,220	1,222
Prestige Auto Receivables Trust 2025-1A, C 144A 5.520%, 2/15/30(2)	1,815	1,824
SAFCO Auto Receivables Trust 2024-1A, C 144A 6.960%, 1/18/30(2)	1,200	1,205
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(2)	184	185
	Par Value(1)	Value

Automobiles—continued
United Auto Credit Securitization Trust 2023-1, D 144A 8.000%, 7/10/28(2)	$394	$396
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(2)	1,600	1,641
Westlake Automobile Receivables Trust 2024-2A, B 144A 5.620%, 3/15/30(2)	1,860	1,871
		39,018

Consumer Loans—0.2%
ACHV ABS Trust 2024-1PL, A 144A 5.900%, 4/25/31(2)	110	111
BHG Securitization Trust 2021-B, D 144A 3.170%, 10/17/34(2)	875	842
Reach ABS Trust 2024-1A, B 144A 6.290%, 2/18/31(2)	955	960
		1,913

Credit Card—0.1%
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(2)	1,430	1,432
Other—8.0%
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(2)	1,926	1,942
Aqua Finance Issuer Trust 2025-A, A 144A 5.250%, 12/19/50(2)	1,322	1,339
Aqua Finance Trust
2019-A, C 144A 4.010%, 7/16/40(2)	342	335
2024-A, B 144A 5.060%, 4/18/50(2)	1,820	1,823
Auxilior Term Funding LLC 2024-1A, B 144A 5.690%, 7/15/31(2)	1,520	1,548
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(2)	1,826	1,837
Business Jet Securities LLC 2024-2A, A 144A 5.364%, 9/15/39(2)	1,256	1,253
Commercial Equipment Finance LLC
2024-1A, A 144A 5.970%, 7/16/29(2)	522	525
2025-1A, A 144A 4.830%, 5/15/31(2)	1,639	1,639
	Par Value(1)	Value

Other—continued
COOPR Residential Mortgage Trust
2025-CES3, A1A 144A 4.840%, 9/25/60(2)(8)	$1,597	$1,585
2026-CES1, A1A 144A 4.874%, 1/1/61(2)(8)	740	734
DataBank Issuer 2026-1A, A2 144A 5.811%, 2/25/56(2)	1,875	1,863
DB Master Finance LLC 2025-1A, A2I 144A 4.891%, 8/20/55(2)	1,272	1,260
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(2)	94	95
EFMT 2025-CES4, A1 144A 5.431%, 6/25/60(2)(8)	1,379	1,381
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(2)	426	438
Foundation Finance Trust 2023-2A, A 144A 6.530%, 6/15/49(2)	480	497
Jersey Mike’s Funding LLC
2024-1A, A2 144A 5.636%, 2/15/55(2)	1,881	1,902
2026-1A, A2I 144A 4.952%, 2/15/56(2)	910	898
Lafayette Federal Credit Union Asset Trust 2026-1, H 144A 5.375%, 1/1/46(2)	2,197	2,181
Lendmark Funding Trust 2025-3A, A 144A 4.510%, 5/21/35(2)	1,300	1,291
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(2)	1,720	1,715
MAPS Trust 2026-1A, A 144A 5.201%, 1/15/51(2)	2,420	2,364
Mariner Finance Issuance Trust 2025-AA, A 144A 4.980%, 5/20/38(2)	2,070	2,085
MetroNet Infrastructure Issuer LLC 2025-2A, A2 144A 5.400%, 8/20/55(2)	1,635	1,649
MMP Capital LLC 2025-A, B 144A 5.720%, 12/15/31(2)	1,562	1,577
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(2)	101	101
MVW LLC 2024-1A, A 144A 5.320%, 2/20/43(2)	763	771
NMEF Funding LLC 2026-A, C 144A 4.710%, 2/15/34(2)	2,285	2,266
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(2)	$780	$794
Oportun Issuance Trust 2024-2, B 144A 5.830%, 2/9/32(2)	888	889
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(2)	389	389
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(2)	1,714	1,725
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(2)	589	600
PRET LLC
2026-NPL2, A1 144A 5.151%, 2/25/56(2)(8)	616	611
2026-NPL3, A1 144A 4.968%, 2/25/56(2)(8)	2,722	2,699
RCO X Mortgage LLC 2026-1, A1 144A 5.536%, 3/25/31(2)(8)(9)	1,810	1,804
Scalelogix ABS U.S. Issuer LLC 2025-1A, A2 144A 5.673%, 7/25/55(2)	2,055	2,021
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(2)	211	216
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(2)	1,817	1,833
Switch ABS Issuer LLC
2024-2A, A2 144A 5.436%, 6/25/54(2)	1,925	1,887
2025-1A, A2 144A 5.036%, 3/25/55(2)	400	385
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(2)	2,100	2,068
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(2)	583	592
Towd Point Mortgage Trust 2025-CES4, A1A 144A 5.091%, 10/25/65(2)(8)	1,926	1,916
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(2)	1,400	1,402
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(2)	1,531	1,545
U.S. Bank N.A. 2026-RVM1, C 144A 5.595%, 12/25/46(2)	1,775	1,767
	Par Value(1)	Value

Other—continued
Upgrade Master Pass-Through Trust
2025-ST3, A 144A 5.981%, 6/15/32(2)	$1,042	$1,049
2025-ST4, A 144A 5.495%, 8/16/32(2)	1,427	1,431
UPX HIL Issuer Trust 2025-1, A 144A 5.160%, 1/25/47(2)	1,287	1,282
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(2)	1,661	1,626
VCAT LLC 2026-NPL2, A1 144A 5.062%, 2/25/56(2)(8)	1,823	1,815
Westgate Resorts LLC 2024-1A, A 144A 6.060%, 1/20/38(2)	659	666
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	3,309	3,139
		75,045

Student Loan—0.1%
MPOWER Education Trust 2025-A, A 144A 6.620%, 7/21/42(2)	1,292	1,307
Total Asset-Backed Securities (Identified Cost $118,596)		118,715

Convertible Bonds and Notes—0.2%
Financials—0.0%
EZCORP, Inc. 144A 3.750%, 12/15/29(2)	95	224
Industrials—0.1%
Granite Construction, Inc. 3.250%, 6/15/30	143	235
Information Technology—0.1%
Lumentum Holdings, Inc. 1.500%, 12/15/29	49	496
Seagate HDD Cayman 3.500%, 6/1/28	44	209
Western Digital Corp. 3.000%, 11/15/28	44	315
		1,020

Total Convertible Bonds and Notes (Identified Cost $1,530)		1,479

Corporate Bonds and Notes—33.5%
Communication Services—2.0%
Altice France S.A. 144A 6.500%, 4/15/32(2)	556	527
CCO Holdings LLC 144A 4.750%, 3/1/30(2)	1,985	1,883
	Par Value(1)	Value

Communication Services—continued
CMG Media Corp. 144A 8.875%, 6/18/29(2)	$2,220	$1,920
CSC Holdings LLC
144A 11.750%, 1/31/29(2)	1,380	998
144A 4.125%, 12/1/30(2)	795	477
DIRECTV Financing LLC
144A 5.875%, 8/15/27(2)	332	332
144A 8.875%, 2/1/30(2)	870	866
144A 8.875%, 2/1/30(2)	125	125
DISH Network Corp. 144A 11.750%, 11/15/27(2)	875	901
Gray Media, Inc. 144A 9.625%, 7/15/32(2)	1,165	1,165
IHS Holding Ltd.
144A 6.250%, 11/29/28(2)	100	99
144A 8.250%, 11/29/31(2)	189	194
Meta Platforms, Inc. 5.750%, 11/15/65	1,475	1,370
Millennium Escrow Corp. 144A 6.625%, 8/1/26(2)	1,960	1,828
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(2)	555	222
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(2)	1,145	1,164
Snap, Inc.
144A 6.875%, 3/1/33(2)	975	921
144A 6.875%, 3/15/34(2)	490	461
Sprint Capital Corp. 8.750%, 3/15/32	645	767
Telesat Canada 144A 6.500%, 10/15/27(2)	365	169
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(2)	450	457
Univision Communications, Inc. 144A 8.000%, 8/15/28(2)	1,565	1,588
		18,434

Consumer Discretionary—1.5%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	150	151
Ashtead Capital, Inc.
144A 5.500%, 8/11/32(2)	620	629
144A 5.800%, 4/15/34(2)	890	907
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)	1,270	1,179
Churchill Downs, Inc. 144A 6.750%, 5/1/31(2)	515	525
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	2,615	1,852
Ford Motor Co. 4.750%, 1/15/43	475	359
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Consumer Discretionary—continued
Ford Motor Credit Co. LLC 6.500%, 2/7/35	$810	$817
Forvia SE 144A 6.750%, 9/15/33(2)	970	947
Installed Building Products, Inc. 144A 5.625%, 2/1/34(2)	20	19
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	1,377	1,340
Newell Brands, Inc.
6.375%, 9/15/27	750	754
6.625%, 9/15/29	1,332	1,300
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)	630	604
Risewell Homes, Inc.
144A 9.250%, 10/1/29(2)	955	965
144A 8.500%, 11/1/30(2)	115	112
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(2)	65	65
Under Armour, Inc. 144A 7.250%, 7/15/30(2)	645	652
Wayfair LLC
144A 7.250%, 10/31/29(2)	10	10
144A 6.750%, 11/15/32(2)	390	393
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	1,105	1,070
		14,650

Consumer Staples—0.8%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(2)	1,615	1,581
144A 5.750%, 3/31/34(2)	130	127
Coty, Inc. 144A 6.625%, 7/15/30(2)	720	714
Pilgrim’s Pride Corp. 6.250%, 7/1/33	1,505	1,576
Post Holdings, Inc. 144A 6.375%, 3/1/33(2)	1,630	1,606
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(2)	1,580	1,583
		7,187

Energy—5.1%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(2)	1,125	1,169
Antero Midstream Partners LP 144A 5.750%, 7/1/34(2)	105	104
APA Corp. 6.750%, 2/15/55	1,845	1,849
BP Capital Markets plc 4.875% (10)	1,650	1,629
Bristow Group, Inc. 144A 6.750%, 2/1/33(2)	360	364
	Par Value(1)	Value

Energy—continued
Buckeye Partners LP 144A 6.750%, 2/1/30(2)	$510	$526
Caturus Energy LLC 144A 8.500%, 2/15/30(2)	1,220	1,266
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(2)	1,270	1,338
Ecopetrol S.A. 4.625%, 11/2/31	539	478
Enbridge, Inc. 8.500%, 1/15/84	1,115	1,254
Energy Transfer LP
Series G 7.125%(10)	345	351
Series H 6.500%(10)	660	659
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	2,150	1,958
Genesis Energy LP
8.875%, 4/15/30	1,545	1,613
6.750%, 3/15/34	205	204
Geopark Ltd. 144A 8.750%, 1/31/30(2)(5)	462	455
Harbour Energy plc 144A 6.327%, 4/1/35(2)	1,555	1,594
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(2)	700	736
HF Sinclair Corp. 6.250%, 1/15/35	1,995	2,060
Hilcorp Energy I LP
144A 5.750%, 2/1/29(2)	485	478
144A 6.000%, 2/1/31(2)	485	471
144A 7.250%, 2/15/35(2)	795	793
Kodiak Gas Services LLC
144A 5.875%, 4/1/31(2)	560	563
144A 6.750%, 10/1/35(2)	520	528
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(2)	1,550	1,595
Mesquite Energy, Inc. 144A 7.250%, 7/15/26(2)(9)	375	— (11)
Occidental Petroleum Corp.
5.550%, 10/1/34	890	905
6.200%, 3/15/40	865	883
Pertamina Persero PT
144A 2.300%, 2/9/31(2)	591	519
144A 6.450%, 5/30/44(2)	378	382
Petroleos de Venezuela S.A. RegS 9.000%, 11/17/21(3)(4)	6,020	2,321
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(3)	417	328
Petroleos Mexicanos
6.840%, 1/23/30	1,143	1,147
5.950%, 1/28/31	330	316
6.700%, 2/16/32	1,043	1,021
6.950%, 1/28/60	1,012	796
6.350%, 2/12/48	1,117	854
Petronas Capital Ltd. 144A 5.848%, 4/3/55(2)	1,180	1,207
	Par Value(1)	Value

Energy—continued
Prairie Acquiror LP 144A 9.000%, 8/1/29(2)	$755	$780
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)	814	719
SM Energy Co. 144A 6.625%, 4/15/34(2)	205	204
South Bow Canadian Infrastructure Holdings Ltd. 7.500%, 3/1/55	1,755	1,827
Sunoco LP
144A 5.625%, 3/15/31(2)	575	572
144A 5.375%, 7/15/31(2)	75	74
144A 5.875%, 3/15/34(2)	370	366
144A 5.625%, 7/15/34(2)	125	123
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)	415	415
Tidewater, Inc. 144A 9.125%, 7/15/30(2)	740	788
Transocean International Ltd.
144A 8.250%, 5/15/29(2)	175	181
144A 8.750%, 2/15/30(2)	280	292
144A 8.500%, 5/15/31(2)	875	918
144A 7.875%, 10/15/32(2)	305	326
Uzbekneftegaz JSC 144A 8.750%, 5/7/30(2)	280	294
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(2)	485	450
Venture Global LNG, Inc.
144A 9.000%(2)(10)	440	438
144A 9.875%, 2/1/32(2)	1,150	1,235
Western Midstream Operating LP 5.250%, 2/1/50	1,990	1,678
Williams Cos., Inc. (The) 5.150%, 3/15/34	1,430	1,432
YPF S.A. 144A 9.500%, 1/17/31(2)	353	371
		48,197

Financials—13.3%
Acrisure LLC
144A 8.250%, 2/1/29(2)	380	376
144A 6.000%, 8/1/29(2)	1,585	1,488
AerCap Ireland Capital DAC
6.950%, 3/10/55	577	591
6.500%, 1/31/56	775	776
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(2)	1,310	1,339
Allianz SE
144A 6.350%, 9/6/53(2)	1,000	1,041
144A 5.600%, 9/3/54(2)	450	446
Ally Financial, Inc. 8.000%, 11/1/31	1,575	1,746
Altice Financing S.A. 144A 5.000%, 1/15/28(2)	2,575	1,790
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Altice France Lux 3 144A 10.000%, 1/15/33(2)	$132	$120
American Express Co. 5.625%, 7/28/34	1,725	1,763
American National Group, Inc. 7.000%, 12/1/55	309	293
Apollo Debt Solutions BDC
6.900%, 4/13/29	715	732
5.875%, 8/30/30	868	854
Apollo Global Management, Inc. 6.000%, 12/15/54	1,935	1,814
Ardonagh Group Finance Ltd. 144A 8.875%, 2/15/32(2)	35	34
Arsenal AIC Parent LLC 144A 11.500%, 10/1/31(2)	825	891
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(2)	840	854
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	1,020	949
Atlas Warehouse Lending Co. LP 144A 5.250%, 1/15/33(2)	1,795	1,738
Avolon Holdings Funding Ltd. 144A 5.750%, 11/15/29(2)	905	926
Azorra Finance Ltd.
144A 7.250%, 1/15/31(2)	830	838
144A 6.250%, 2/15/34(2)	345	321
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	400	404
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(2)	648	653
Banco de Credito e Inversiones S.A. 144A 7.500% (2)(10)	515	537
Banco Mercantil del Norte S.A.
144A 5.875%(2)(10)	311	307
144A 8.375%(2)(10)	210	217
Bank of America Corp. 5.518%, 10/25/35	2,915	2,915
Barclays plc 7.437%, 11/2/33	1,245	1,392
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 8.125%, 1/8/39(2)	395	415
Blackstone Private Credit Fund
5.950%, 7/16/29	445	438
6.000%, 1/29/32	935	907
Block, Inc.
6.500%, 5/15/32	1,105	1,115
	Par Value(1)	Value

Financials—continued
144A 6.000%, 8/15/33(2)	$260	$256
Blue Owl Credit Income Corp. 6.650%, 3/15/31	1,195	1,179
Blue Owl Finance LLC 3.125%, 6/10/31	1,760	1,518
BPCE S.A.
144A 7.003%, 10/19/34(2)	1,100	1,202
144A 6.915%, 1/14/46(2)	235	240
Broadstreet Partners Group LLC 144A 5.875%, 4/15/29(2)	665	648
Capital One Financial Corp.
2.359%, 7/29/32	720	621
6.377%, 6/8/34	960	1,012
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)	1,285	1,316
Charles Schwab Corp. (The)
6.136%, 8/24/34	1,020	1,086
Series H 4.000%(10)	849	785
Series I 4.000%(10)	535	531
Chobani Holdco II LLC (8.750% Cash or 9.500% PIK) 144A 8.750%, 10/1/29(2)(12)	1	1
Cipher Compute LLC 144A 7.125%, 11/15/30(2)	340	352
Citadel Finance LLC
144A 4.750%, 2/14/29(2)	1,225	1,200
144A 5.150%, 2/14/31(2)	150	146
Citigroup, Inc.
6.270%, 11/17/33	615	657
6.174%, 5/25/34	719	744
CompoSecure Holdings LLC 144A 5.625%, 2/1/33(2)	10	10
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)	334	346
Corebridge Financial, Inc. 6.375%, 9/15/54	1,959	1,925
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(2)	1,305	1,177
DBR Land Holdings LLC 144A 6.250%, 12/1/30(2)	520	526
Deutsche Bank AG 5.403%, 9/11/35	1,260	1,254
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(2)	1,410	1,324
Endo Finance Holdings LP 144A 8.500%, 4/15/31(2)	1,505	1,576
F&G Annuities & Life, Inc. 6.500%, 6/4/29	1,525	1,531
	Par Value(1)	Value

Financials—continued
Fifth Third Bancorp 4.337%, 4/25/33	$965	$930
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)	2,090	2,071
Focus Financial Partners LLC 144A 6.750%, 9/15/31(2)	1,165	1,157
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(2)	1,130	1,144
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(2)	1,155	1,126
FS Luxembourg S.a.r.l. 144A 8.625%, 6/25/33(2)	325	320
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)	907	973
144A 7.950%, 10/15/54(2)	330	318
Global Payments, Inc. 5.550%, 11/15/35	1,750	1,686
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35	980	983
6.450%, 5/1/36	355	375
5.065%, 1/21/37	690	675
Grifols S.A. 144A 4.750%, 10/15/28(2)	1,380	1,352
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(2)	490	501
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34	1,756	1,768
Huntington Bancshares, Inc.
5.709%, 2/2/35	575	587
6.141%, 11/18/39	995	1,013
Icon Investments Six DAC 6.000%, 5/8/34	1,695	1,717
Imperial Brands Finance plc 144A 5.625%, 7/1/35(2)	1,615	1,629
ION Platform Finance U.S., Inc. 144A 9.500%, 5/30/29(2)	485	457
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)	2,030	2,022
JPMorgan Chase & Co.
5.717%, 9/14/33	570	590
5.350%, 6/1/34	600	612
6.254%, 10/23/34	820	882
5.576%, 7/23/36	1,210	1,225
KeyCorp
4.789%, 6/1/33	680	665
6.401%, 3/6/35	415	440
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	2,040	1,993
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(2)	$1,095	$1,113
Melco Resorts Finance Ltd. (Macau) 144A 5.375%, 12/4/29(2)	680	652
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)	1,080	1,048
Morgan Stanley
6.342%, 10/18/33	710	760
5.250%, 4/21/34	930	933
5.424%, 7/21/34	345	350
5.948%, 1/19/38	352	361
Movida Europe S.A. 144A 7.850%, 4/11/29(2)(5)	416	404
MSCI, Inc. 144A 3.625%, 9/1/30(2)	1,911	1,806
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(2)	970	980
NatWest Group plc 6.475%, 6/1/34	1,185	1,230
NCR Atleos Corp. 144A 9.500%, 4/1/29(2)	510	546
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	1,740	1,796
Nippon Life Insurance Co.
144A 6.250%, 9/13/53(2)	1,335	1,362
144A 6.500%, 4/30/55(2)	140	144
Northern Trust Corp.
3.375%, 5/8/32	600	592
5.117%, 11/19/40	800	779
OAK-Eagle Acquireco, Inc. 144A 8.750%, 7/1/34(2)	265	277
Omnis Funding Trust 144A 6.722%, 5/15/55(2)	515	521
OneMain Finance Corp.
6.125%, 5/15/30	190	186
7.125%, 11/15/31	1,575	1,561
6.750%, 9/15/33	195	187
Opal Bidco SAS 144A 6.500%, 3/31/32(2)	120	120
Park River Holdings, Inc. 144A 8.000%, 3/15/31(2)	165	164
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(2)	690	694
PNC Financial Services Group, Inc. (The)
5.575%, 1/29/36	1,475	1,506
5.423%, 1/25/41	500	490
Prudential Financial, Inc.
5.125%, 3/1/52	344	329
6.750%, 3/1/53	560	579
6.500%, 3/15/54	610	625
Reinsurance Group of America, Inc. 6.650%, 9/15/55	1,260	1,254
	Par Value(1)	Value

Financials—continued
Rivers Enterprise Borrower LLC 144A 6.250%, 10/15/30(2)	$205	$204
Rocket Cos., Inc. 144A 6.375%, 8/1/33(2)	785	793
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(2)(4)(9)	330	— (11)
Societe Generale S.A. 144A 6.066%, 1/19/35(2)	1,275	1,317
South Bow USA Infrastructure Holdings LLC 5.584%, 10/1/34	525	521
Standard Building Solutions, Inc. 144A 5.875%, 3/15/34(2)	750	723
State Street Corp.
6.123%, 11/21/34	700	740
Series I 6.700%(10)	550	559
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)	1,475	1,453
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(2)	1,655	1,619
Surgery Center Holdings, Inc. 144A 7.250%, 4/15/32(2)	725	712
SV RNO Property Owner 1 LLC 144A 5.875%, 3/1/31(2)	125	124
Synergy Infrastructure Holdings LLC 144A 7.875%, 12/1/30(2)	885	902
Texas Capital Bancshares, Inc.
4.000%, 5/6/31	945	943
5.301%, 2/27/32	495	488
Toronto-Dominion Bank (The) 8.125%, 10/31/82	995	1,027
Truist Financial Corp.
5.122%, 1/26/34	770	768
5.867%, 6/8/34	390	406
UBS Group AG
144A 7.000%(2)(10)	1,340	1,295
144A 4.988%, 8/5/33(2)	1,090	1,085
Wells Fargo & Co.
6.125%(10)	935	939
5.389%, 4/24/34	425	431
6.491%, 10/23/34	310	336
Wrangler Holdco Corp. 144A 6.625%, 4/1/32(2)	495	510
		124,638

Health Care—2.2%
180 Medical, Inc. 144A 5.300%, 10/8/35(2)	1,885	1,848
	Par Value(1)	Value

Health Care—continued
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(2)	$1,220	$1,211
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(2)	50	51
Baxter International, Inc. 3.132%, 12/1/51	3,920	2,244
BioMarin Pharmaceutical, Inc. 144A 5.500%, 2/15/34(2)	50	49
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(2)	410	401
Community Health Systems, Inc.
144A 5.250%, 5/15/30(2)	680	641
144A 4.750%, 2/15/31(2)	1,510	1,392
CVS Health Corp. 6.750%, 12/10/54	1,025	1,038
Dentsply Sirona, Inc. 3.250%, 6/1/30(5)	1,630	1,501
GENMAB A/S
144A 6.250%, 12/15/32(2)	50	51
144A 7.250%, 12/15/33(2)	80	84
HCA, Inc.
5.500%, 6/1/33	740	755
5.600%, 4/1/34	530	541
5.450%, 9/15/34	305	308
LifePoint Health, Inc.
144A 9.875%, 8/15/30(2)	1,115	1,179
144A 10.000%, 6/1/32(2)	425	434
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(2)	405	393
Organon & Co.
144A 4.125%, 4/30/28(2)	1,125	1,092
144A 5.125%, 4/30/31(2)	200	163
144A 7.875%, 5/15/34(2)	190	156
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(2)	1,120	1,161
Smith & Nephew plc 5.400%, 3/20/34	1,530	1,552
Tenet Healthcare Corp. 144A 6.000%, 11/15/33(2)(5)	735	744
Universal Health Services, Inc.
2.650%, 1/15/32	631	550
5.050%, 10/15/34	1,315	1,255
		20,794

Industrials—3.5%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)	700	668
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Industrials—continued
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	$653	$653
Aviation Capital Group LLC
144A 6.750%, 10/25/28(2)	150	157
144A 5.125%, 4/10/30(2)	620	623
144A 6.375%, 7/15/30(2)	325	342
144A 4.875%, 1/28/33(2)	760	733
Boeing Co. (The)
5.805%, 5/1/50	325	314
5.930%, 5/1/60	1,355	1,301
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	1,040	954
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(2)	1,290	1,274
Carpenter Technology Corp. 144A 5.625%, 3/1/34(2)	40	40
Chart Industries, Inc. 144A 7.500%, 1/1/30(2)	10	10
Cimpress plc 144A 7.375%, 9/15/32(2)	1,695	1,680
Clarios Global LP
144A 6.750%, 2/15/30(2)	50	51
144A 6.750%, 9/15/32(2)	280	282
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	1,935	1,750
DP World Ltd. 144A 6.850%, 7/2/37(2)	200	212
Esab Corp. 144A 5.625%, 4/1/31(2)	145	146
FTAI Aviation Investors LLC
144A 7.000%, 5/1/31(2)	165	169
144A 7.000%, 6/15/32(2)	1,510	1,548
Garda World Security Corp. 144A 8.375%, 11/15/32(2)	945	946
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)	1,400	1,460
Global Medical Response, Inc. 144A 7.375%, 10/1/32(2)	630	654
Herc Holdings, Inc.
144A 7.250%, 6/15/33(2)	345	354
144A 6.000%, 3/15/34(2)	570	551
Icahn Enterprises LP
5.250%, 5/15/27	365	358
144A 10.000%, 11/15/29(2)	1,130	1,113
LBM Acquisition LLC 144A 6.250%, 1/15/29(2)	1,695	1,239
Madison IAQ LLC 144A 5.875%, 6/30/29(2)	910	892
Neptune Bidco U.S., Inc.
144A 9.290%, 4/15/29(2)	1,480	1,484
	Par Value(1)	Value

Industrials—continued
144A 10.375%, 5/15/31(2)	$110	$111
Regal Rexnord Corp. 6.400%, 4/15/33	1,333	1,409
Science Applications International Corp.
144A 4.875%, 4/1/28(2)	650	640
144A 5.875%, 11/1/33(2)	305	298
Stanley Black & Decker, Inc. 6.707%, 3/15/60	1,235	1,206
TransDigm, Inc.
144A 6.875%, 12/15/30(2)	885	907
144A 6.625%, 3/1/32(2)	630	643
144A 6.125%, 7/31/34(2)	100	98
United Airlines Holdings, Inc.
4.875%, 3/1/29	255	249
5.375%, 3/1/31	70	69
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	536	552
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	850	867
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)	1,645	1,607
VoltaGrid LLC 144A 7.375%, 11/1/30(2)	850	878
WESCO Distribution, Inc.
144A 6.625%, 3/15/32(2)	435	445
144A 5.500%, 4/15/34(2)	505	497
White Cap Supply Holdings LLC 144A 7.375%, 11/15/30(2)	330	320
		32,754

Information Technology—1.2%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	1,195	1,220
144A 4.000%, 7/1/29(2)	600	581
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(2)	1,565	1,510
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(2)	635	629
Gartner, Inc. 144A 3.750%, 10/1/30(2)	1,925	1,750
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(2)	860	830
Nokia Oyj 6.625%, 5/15/39	535	560
Oracle Corp.
6.250%, 11/9/32	590	605
5.500%, 8/3/35	760	726
6.900%, 11/9/52	640	604
	Par Value(1)	Value

Information Technology—continued
Rocket Software, Inc. 144A 9.000%, 11/28/28(2)	$1,750	$1,747
WULF Compute LLC 144A 7.750%, 10/15/30(2)	730	771
		11,533

Materials—1.7%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(2)(9)	1,235	56
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	1,460	1,445
Capstone Copper Corp. 144A 6.750%, 3/31/33(2)	1,760	1,748
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(2)	955	933
Corp. Nacional del Cobre de Chile RegS 6.440%, 1/26/36(3)(5)	1,087	1,144
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)	462	462
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)	2,255	2,241
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(2)	1,085	1,008
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(2)	591	590
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(2)(12)	392	386
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(2)	60	59
Sonoco Products Co. 5.000%, 9/1/34	980	959
Taseko Mines Ltd. 144A 8.250%, 5/1/30(2)	515	537
Trivium Packaging Finance B.V.
144A 8.250%, 7/15/30(2)	105	110
144A 12.250%, 1/15/31(2)	530	574
Westlake Corp. 5.550%, 11/15/35	1,755	1,749
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)	1,737	1,598
		15,599

Real Estate—0.2%
Iron Mountain, Inc. 144A 6.250%, 1/15/33(2)	1,050	1,047
Millrose Properties, Inc. 144A 6.250%, 9/15/32(2)	740	726
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Real Estate—continued
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(3)	$299	$297
Service Properties Trust 4.950%, 2/15/27	113	113
		2,183

Utilities—2.0%
AES Corp. (The) 7.600%, 1/15/55	660	655
Alpha Generation LLC 144A 6.250%, 1/15/34(2)	740	727
CMS Energy Corp. 4.750%, 6/1/50	1,485	1,440
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(2)	324	333
Dominion Energy, Inc.
6.200%, 2/15/56	820	813
Series B 7.000%, 6/1/54	630	666
Electricite de France S.A. 144A 6.900%, 5/23/53(2)	1,615	1,728
ENEL Finance International N.V.
144A 7.500%, 10/14/32(2)	585	659
144A 5.500%, 6/26/34(2)	585	594
Entergy Corp. 7.125%, 12/1/54	1,420	1,455
Eskom Holdings 144A 8.450%, 8/10/28(2)	595	624
Ferrellgas LP 144A 5.875%, 4/1/29(2)	1,360	1,300
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	1,460	1,524
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	300	290
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)	165	170
144A 8.375%, 2/15/32(2)	1,330	1,371
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	1,007	1,090
Suburban Propane Partners LP 144A 6.500%, 12/15/35(2)	1,075	1,045
Vistra Corp. 144A 8.000% (2)(10)	902	912
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(2)	1,130	1,169
		18,565

Total Corporate Bonds and Notes (Identified Cost $315,274)		314,534

	Par Value(1)	Value

Leveraged Loans—8.0%
Aerospace—0.1%
Brown Group Holding LLC Tranche B-2 (1-3 month Term SOFR + 2.500%) 6.167% - 6.173%, 7/1/31(8)	$195	$195
Karman Holdings LLC 2026, Tranche B (3 month Term SOFR + 2.750%) 6.461%, 4/1/32(8)	145	145
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 6.700%, 3/18/30(8)	442	441
Vista Management Holding, Inc. (3 month Term SOFR + 3.750%) 7.411%, 4/1/31(8)	168	166
		947

Chemicals—0.3%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.918%, 2/19/30(8)	839	729
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.168%, 12/31/29(8)	861	853
Nouryon Finance B.V. 2024, Tranche B-1 (3-6 month Term SOFR + 3.250%) 7.036%, 4/3/28(8)	554	542
USALCO LLC
2025 (1 month Term SOFR + 3.500%) 7.168%, 9/30/31(8)	468	466
2025 (1 month Term SOFR + 3.500%) 7.176%, 9/30/31(8)	49	49
		2,639

Consumer Durables—0.3%
Gloves Buyer, Inc. (1 month Term SOFR + 4.000%) 7.668%, 5/21/32(8)	723	720
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 6.950%, 9/13/32(8)	723	724
White Cap Supply Holdings LLC
Tranche C (1 month Term SOFR + 3.250%) 6.918%, 10/19/29(8)	756	725
	Par Value(1)	Value

Consumer Durables—continued
Tranche D (1 month Term SOFR + 3.500%) 7.168%, 2/10/33(8)	$620	$588
		2,757

Consumer Non-Durables—0.2%
AI Aqua Merger Sub, Inc. 2026, Tranche B (1-3 month Term SOFR + 2.500%) 6.161%, 7/31/28(8)	666	665
Albion Financing 3 S.a.r.l. 2025, Tranche A (3 month Term SOFR + 3.000%) 6.664%, 5/21/31(8)	1,013	1,011
		1,676

Energy—0.3%
AL GCX Holdings LLC Tranche B (1 month Term SOFR + 2.000%) 5.673%, 1/30/32(8)	477	476
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.688%, 9/29/32(8)	778	781
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.250%) 6.893%, 2/11/33(8)	715	714
M6 ETX Holdings II Midco LLC Tranche B (1 month Term SOFR + 2.500%) 6.168%, 4/1/32(8)	536	538
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 2.500%) 6.167%, 2/16/28(8)	489	489
		2,998

Financials—0.3%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 6.668%, 11/6/30(8)	595	576
Ardonagh Group FinCo Pty Ltd. 2025, Tranche B (3-6 month Term SOFR + 2.750%) 6.370% - 6.450%, 2/15/31(8)	440	429
Broadstreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 2.500%) 6.168%, 6/13/31(8)	828	807
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Focus Financial Partners LLC Tranche B (1 month Term SOFR + 2.500%) 6.168%, 9/15/31(8)	$814	$786
		2,598

Food / Tobacco—0.4%
Aspire Bakeries Holdings LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.668%, 12/23/30(8)	777	777
Del Monte Foods, Inc.
(1 month Term SOFR + 4.350%) 8.011% - 8.028%, 8/2/28(8)(9)(13)	202	6
(1 month Term SOFR + 4.850%) 8.528%, 8/2/28(8)(9)(13)	464	5
(1 month Term SOFR + 8.100%) 11.767%, 8/2/28(8)(9)(13)	89	42
(1 month Term SOFR + 9.600%) 13.265%, 6/1/26(8)(9)	102	80
Nourish Buyer I, Inc. 2026 (1 month Term SOFR + 4.000%) 7.669%, 7/9/32(8)	215	215
Pegasus Bidco B.V. 2025 (2 month Term SOFR + 2.750%) 0.000%, 7/12/29(8)(14)	584	581
Red SPV LLC (1 month Term SOFR + 2.250%) 5.925%, 3/15/32(8)	749	747
Snacking Investments Bidco Pty Ltd. (3 month Term SOFR + 3.000%) 6.667%, 10/29/32(8)	205	205
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.700%, 9/27/30(8)	549	542
Treehouse Foods, Inc. (1 month Term SOFR + 4.250%) 7.918%, 2/4/33(8)	500	497
		3,697

Food and Drug—0.1%
Dechra Pharmaceuticals Holdings Ltd. Tranche B-3 (6 month Term SOFR + 2.750%) 6.387%, 1/27/32(8)	675	674
	Par Value(1)	Value

Forest Prod / Containers—0.1%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 6.843%, 4/13/29(8)	$555	$528
Graham Packaging Co., Inc. (1 month Term SOFR + 2.250%) 5.918%, 1/26/33(8)	195	193
		721

Gaming / Leisure—0.3%
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 8.417%, 3/29/32(8)	575	583
ECL Entertainment LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.668%, 8/30/30(8)	510	506
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.200%, 11/12/29(8)	652	567
Oak-Eagle Acquireco, Inc. Tranche B 0.000%, 3/24/33(8)(14)	920	914
Turquoise Topco Ltd. (3 month Term SOFR + 3.250%) 6.951%, 12/30/32(8)	440	426
		2,996

Health Care—1.1%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 6.576%, 5/1/30(8)	426	413
Amneal Pharmaceuticals LLC (1 month Term SOFR + 3.000%) 6.668%, 8/2/32(8)	294	294
Argent Finco LLC 0.000%, 11/12/32(8)(14)	605	605
Bausch & Lomb Corp. 2025 (1 month Term SOFR + 3.750%) 7.418%, 1/15/31(8)	499	499
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 6.418%, 5/1/31(8)	490	451
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 3.750%) 7.418%, 4/23/31(8)	197	196
Financiere Mendel (2 month Term SOFR + 2.750%) 6.389%, 11/8/30(8)	178	179
	Par Value(1)	Value

Health Care—continued
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 7.800%, 10/1/27(8)	$836	$810
Genmab A/S Tranche B (3 month Term SOFR + 3.000%) 6.700%, 12/10/32(8)	195	196
Global Medical Response, Inc. (3 month Term SOFR + 3.500%) 7.170%, 10/1/32(8)	896	892
Grifols Worldwide Operations USA, Inc. Tranche B (1 month Term SOFR + 2.100%) 5.768%, 11/15/27(8)	865	864
Hanger, Inc.
(1 month Term SOFR + 3.500%) 7.168%, 10/23/31(8)	59	59
(1 month Term SOFR + 3.500%) 7.168%, 10/23/31(8)	726	727
Hologic, Inc. Tranche B 0.000%, 1/14/33(8)(14)	650	642
IVC Acquisition Ltd. Tranche B-12 (3 month Term SOFR + 3.750%) 7.450%, 12/12/28(8)	341	338
Lannett Co., Inc. First Lien 2.000%, 6/16/30(8)(9)	21	17
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 7.422%, 5/16/31(8)	764	764
Tranche B-2 (3 month Term SOFR + 3.500%) 7.152%, 5/16/31(8)	108	108
Lumexa Imaging, Inc. (3 month Term SOFR + 3.000%) 6.700%, 12/17/32(8)	339	340
Modivcare, Inc. (3 month Term SOFR + 5.000%) 8.701%, 12/2/30(8)	35	33
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.750%) 6.418%, 12/12/31(8)	239	238
Radiology Partners, Inc. Tranche B (3 month Term SOFR + 4.500%) 8.200%, 6/30/32(8)	542	533
Southern Veterinary Partners LLC 2025 (1 month Term SOFR + 2.500%) 6.181%, 12/4/31(8)	900	891
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Upstream Newco, Inc. 2025 (3 month Term SOFR + 4.512%) 8.179%, 11/20/29(8)	$340	$313
		10,402

Housing—0.2%
Chariot Buyer LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.418%, 9/8/32(8)	836	828
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.450%, 9/24/32(8)	400	399
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.000%) 6.700%, 1/17/32(8)	431	428
LBM Acquisition LLC Tranche B 0.000%, 6/6/31(8)(14)	559	445
		2,100

Information Technology—1.1%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.200%, 2/23/32(8)	80	79
Tranche B-1 (3 month Term SOFR + 2.250%) 5.950%, 2/24/31(8)	803	786
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 6.950%, 7/6/29(8)	753	535
Cloud Software Group, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 6.950%, 3/21/31(8)	742	678
Composecure Holdings LLC (1 month Term SOFR + 2.250%) 5.928%, 1/14/33(8)	290	289
ConnectWise LLC (3 month Term SOFR + 3.762%) 7.461%, 9/29/28(8)	437	402
Epicor Software Corp. Tranche F (1 month Term SOFR + 2.500%) 6.168%, 5/30/31(8)	474	464
Finastra USA, Inc. (3 month Term SOFR + 4.000%) 7.671%, 9/15/32(8)	495	464
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.168%, 1/30/32(8)	747	714
	Par Value(1)	Value

Information Technology—continued
Ion Platform Finance U.S., Inc. (3 month Term SOFR + 3.750%) 7.450%, 10/7/32(8)	$600	$480
Javelin Buyer, Inc. (3 month Term SOFR + 2.750%) 6.417%, 12/5/31(8)	524	498
Project Ruby Ultimate Parent Corp. Tranche B-5 6.532%, 3/10/28(8)	851	847
Proofpoint, Inc. 2025, Tranche B, First Lien (3 month Term SOFR + 3.000%) 6.700%, 8/31/28(8)	982	949
RealPage, Inc. First Lien (3 month Term SOFR + 3.262%) 6.961%, 4/24/28(8)	484	463
Rocket Software, Inc. (1 month Term SOFR + 3.750%) 7.418%, 11/28/28(8)	600	574
Trio Bidco, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.700%, 10/29/32(8)	394	380
UKG, Inc. Tranche B (3 month Term SOFR + 2.500%) 6.167%, 2/10/31(8)	635	606
Vantor Holdings, Inc. (6 month Term SOFR + 4.500%) 8.118%, 3/3/33(8)	885	866
		10,074

Manufacturing—0.6%
Arcline FM Holdings LLC 2025 6.450%, 6/23/30(8)	904	904
Columbus McKinnon Corp. Tranche B (3 month Term SOFR + 3.500%) 7.200%, 2/3/33(8)	305	303
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 8.168%, 9/28/28(8)	765	765
Dynamo U.S. Bidco, Inc. Tranche B-1 (1 month Term SOFR + 3.250%) 6.921%, 9/30/31(8)	157	137
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 7.923%, 11/4/31(8)	625	598
	Par Value(1)	Value

Manufacturing—continued
Indicor LLC Tranche E (3 month Term SOFR + 2.500%) 6.200%, 11/22/29(8)	$692	$691
Lsf12 Crown U.S. Commercial Bidco LLC 2026 (1 month Term SOFR + 3.000%) 6.668%, 12/2/31(8)	804	804
Resilience Parent LLC (3 month Term SOFR + 2.500%) 6.126%, 2/28/33(8)	435	433
TK Elevator Midco Gmbh Tranche B-2 0.000%, 4/30/30(8)(14)	330	330
TK Elevator Midco GmbH Tranche B (6 month Term SOFR + 2.750%) 6.377%, 4/30/30(8)	668	669
		5,634

Media / Telecom - Broadcasting—0.3%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.300%, 6/18/29(8)	807	753
EOC Borrower LLC Tranche B (1 month Term SOFR + 2.750%) 6.418%, 3/24/32(8)	506	504
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 6.782%, 12/1/28(8)	369	369
Sinclair Television Group, Inc. Tranche B-7 (1 month Term SOFR + 4.200%) 7.868%, 12/31/30(8)	539	479
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.282%, 1/31/29(8)	739	732
		2,837

Media / Telecom - Cable/Wireless Video—0.3%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.918%, 9/18/30(8)	563	532
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.178%, 8/2/29(8)	793	794
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Media / Telecom - Cable/Wireless Video—continued
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 6.961%, 11/12/27(8)	$1,495	$1,422
		2,748

Media / Telecom - Diversified Media—0.2%
Century DE Buyer LLC 2025 (3 month Term SOFR + 3.000%) 6.667%, 10/30/30(8)	913	886
McGraw-Hill Education, Inc. 2025, Tranche B (1 month Term SOFR + 2.750%) 6.418%, 8/6/31(8)	422	421
Neptune Bidco U.S., Inc. 2026, Tranche B (1 month Term SOFR + 5.100%) 8.760%, 1/28/33(8)	920	877
		2,184

Media / Telecom - Telecommunications—0.2%
Altice France S.A. Tranche B-11 (3 month Term SOFR + 4.125%) 7.797%, 5/1/28(8)	783	777
Level 3 Financing, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 6.918%, 3/29/32(8)	675	675
		1,452

Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.282%, 3/2/29(8)	673	674
Retail—0.2%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.500%) 6.167%, 11/8/32(8)	762	761
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.918%, 6/11/31(8)	768	759
Petco Health & Wellness Co., Inc. 2026 (3 month Term SOFR + 4.250%) 7.950%, 1/22/31(8)	535	522
	Par Value(1)	Value

Retail—continued
Pye Barker Fire & Safety LLC (1 month Term SOFR + 2.500%) 6.168%, 12/16/32(8)	$197	$197
		2,239

Service—1.1%
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 5.668%, 8/12/32(8)	434	429
Allied Universal Holdco LLC (1 month Term SOFR + 3.250%) 6.918%, 8/20/32(8)	596	596
Amentum Holdings LLC (1 month Term SOFR + 2.000%) 5.668%, 9/29/31(8)	869	869
Ascend Learning LLC (1 month Term SOFR + 3.000%) 6.668%, 12/11/28(8)	628	612
BIFM U.S. Finance LLC 2025, First Lien (1 month Term SOFR + 3.250%) 6.918%, 5/31/28(8)	661	660
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.250%) 6.918%, 7/9/32(8)	750	749
DXP Enterprises, Inc. 2025 (1 month Term SOFR + 3.250%) 6.918%, 10/11/30(8)	179	180
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 6.660%, 2/9/33(8)	450	444
Fugue Finance B.V. Tranche B (3 month Term SOFR + 2.250%) 5.921%, 1/9/32(8)	920	907
Garda World Security Corp. (3 month Term SOFR + 2.750%) 6.422%, 2/1/29(8)	755	749
Kuehg Corp. (3 month Term SOFR + 2.750%) 6.450%, 6/12/30(8)	615	548
Lernen Bidco Ltd. Tranche B-3 (6 month Term SOFR + 3.500%) 7.177%, 10/27/31(8)	602	578
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.200%, 11/24/28(8)	1,211	1,105
	Par Value(1)	Value

Service—continued
Omnia Partners LLC (3 month Term SOFR + 2.750%) 6.433%, 12/31/32(8)	$727	$726
Sweetwater Borrower LLC Tranche B (1 month Term SOFR + 4.000%) 7.668%, 2/11/33(8)	255	255
Trugreen Ltd. Partnership First Lien (3 month Term SOFR + 4.100%) 7.767%, 11/2/27(8)	727	690
		10,097

Transportation - Automotive—0.0%
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.168%, 1/30/31(8)	494	489
Utilities—0.2%
Hamilton Projects Acquiror LLC (1 month Term SOFR + 2.500%) 6.168%, 5/30/31(8)	493	494
Potomac Energy Center LLC (1 month Term SOFR + 2.750%) 6.417%, 8/5/32(8)	718	718
South Field Energy LLC
Tranche B (3 month Term SOFR + 3.000%) 6.700%, 8/29/31(8)	195	195
Tranche C (3 month Term SOFR + 3.000%) 6.700%, 8/29/31(8)	12	12
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.668%, 1/27/31(8)	573	572
		1,991

Total Leveraged Loans (Identified Cost $76,599)		74,624

	Shares
Preferred Stock—0.1%
Financials—0.1%
Capital Farm Credit ACA Series 1 144A, 8.393%(2)	525 (15)	520
Total Preferred Stock (Identified Cost $525)		520

Common Stocks—0.1%
Communication Services—0.1%
Altice Luxembourg S.A.(9)(16)	551	8
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Communication Services—continued
Atento Luxco 1 S.A.(9)(16)	14,503	$241
		249

Consumer Discretionary—0.0%
MYT Holding LLC Class B(9)(16)	42,729	11
NMG Parent LLC Escrow(9)(16)	836	—
West Marine(9)(16)	650	—
		11

Health Care—0.0%
Lannett Co., Inc.(9)(16)	4,574	73
Modivcare(9)(16)	6,900	38
		111

Materials—0.0%
Klockner Pentaplast(16)	102,798	122
Total Common Stocks (Identified Cost $378)		493

Affiliated Exchange-Traded Fund—0.8%
Financials—0.8%
Virtus Newfleet Securitized Income ETF(17)(18)	325,842	7,879
Total Affiliated Exchange-Traded Fund (Identified Cost $7,964)		7,879

Total Long-Term Investments—97.8% (Identified Cost $921,992)		917,969

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(18)	6,100,959	6,101
Total Short-Term Investment (Identified Cost $6,101)		6,101

	Shares	Value

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(18)(19)	5,176,152	$5,176
Total Securities Lending Collateral (Identified Cost $5,176)		5,176

TOTAL INVESTMENTS—99.0% (Identified Cost $933,269)		$929,246
Other assets and liabilities, net—1.0%		9,533
NET ASSETS—100.0%		$938,779

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
CDX.HY.CDSI	CDX High Yield Credit Default Swap Index
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At March 31, 2026, these
securities amounted to a value of $475,302 or
50.6% of net assets.

(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Security in default; no interest payments are being received.
(5)	All or a portion of security is on loan.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of March 31, 2026.
(7)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(8)
Variable rate security. Rate disclosed is as of
March 31, 2026. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread
but are determined by the issuer or agent and are
based on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	No contractual maturity date.
(11)	Amount is less than $500 (not in thousands).
(12)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(13)	Security in default; interest payments are being received.
(14)	This loan will settle after March 31, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(15)	Value shown as par value.
(16)	Non-income producing.
(17)	Affiliated investment. See Note 4I in Notes to Financial Statements.
(18)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(19)	Represents security purchased with cash collateral received for securities on loan.

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
United States	75%
Mexico	2
Canada	1
South Africa	1
Brazil	1
United Kingdom	1
Ireland	1
Other	18
Total	100%
† % of total investments as of March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
As of March 31, 2026, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Hanger, Inc., 10/23/31	$35	$35	$36	$— (1)
Pye Barker Fire & Safety LLC, 12/16/32	29	30	29	— (1)
Trio Bidco, Inc. Tranche B, 10/29/32	42	41	40	(1)
Total	$106	$106	$105	$(1)

(1)	Amount is less than $500 (not in thousands).

Centrally cleared credit default swaps - sell protection(1) outstanding as of March 31, 2026 was as follows:
Reference Entity	Payment Frequency	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.HY.CDSI.S46	Quarterly	5.000%	6/20/31	$8,805	$436	$343	$93	$—
Total					$436	$343	$93	$—

Footnote Legend:
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$40,753	$—	$40,753	$—
Foreign Government Securities	147,427	—	147,427	—
Mortgage-Backed Securities	211,545	—	211,545	—
Asset-Backed Securities	118,715	—	116,911	1,804
Convertible Bonds and Notes	1,479	—	1,479	—
Corporate Bonds and Notes	314,534	—	314,478	56
Leveraged Loans	74,624	—	74,474	150
Equity Securities:
Preferred Stock	520	—	520	—
Common Stocks	493	—	122	371
Affiliated Exchange-Traded Fund	7,879	7,879	—	—
Money Market Mutual Fund	6,101	6,101	—	—
Securities Lending Collateral	5,176	5,176	—	—
Other Financial Instruments:
Centrally Cleared Credit Default Swaps*	436	—	436	—
Unfunded Loan Commitments*	(1)	—	(1)	—
Total Investments	$929,681	$19,156	$908,144	$2,381

*	Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Security held by the Fund with an end of period value of $182 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2026.
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—6.9%
U.S. Treasury Notes
4.625%, 6/30/26	$65,340	$65,481
4.375%, 8/15/26	108,725	108,957
4.250%, 11/30/26	11,720	11,759
3.875%, 3/31/27	46,760	46,822
3.875%, 5/31/27	75,435	75,485
2.750%, 5/31/29	20,715	20,043
Total U.S. Government Securities (Identified Cost $328,232)		328,547

Foreign Government Securities—7.2%
Arab Republic of Egypt
144A 7.600%, 3/1/29(2)	5,032	5,133
144A 5.875%, 2/16/31(2)	1,515	1,392
144A 7.053%, 1/15/32(2)	2,339	2,213
Benin Government International Bond 144A 7.960%, 2/13/38(2)	667	653
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(3)(4)	1,584	603
RegS 7.750%, 10/13/19(3)(4)	4,851	1,967
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/29	49,710 BRL	8,849
Series F 10.000%, 1/1/31	58,780 BRL	9,915
Czech Republic Government Bond 1.750%, 6/23/32	433,730 CZK	17,268
Dominican Republic
144A 5.500%, 2/22/29(2)	2,312	2,289
144A 4.500%, 1/30/30(2)	1,898	1,803
144A 4.875%, 9/23/32(2)	1,469	1,354
144A 6.950%, 3/15/37(2)(5)	1,361	1,384
RegS 7.050%, 2/3/31(4)	3,000	3,102
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(2)	9,736	9,760
Federal Republic of Ethiopia 144A 6.625%, 12/11/26(2)(3)	890	908
Federative Republic of Brazil 6.000%, 10/20/33	7,797	7,803
Government of Jamaica 6.750%, 4/28/28	2,000	2,042
	Par Value(1)	Value

Foreign Government Securities—continued
Hungary Government International Bond
144A 6.125%, 5/22/28(2)	$6,522	$6,672
RegS 2.125%, 9/22/31(4)	3,009	2,549
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(2)	1,788	1,657
Kingdom of Bahrain
144A 6.750%, 9/20/29(2)	4,350	4,274
144A 7.375%, 5/14/30(2)	2,643	2,648
144A 5.625%, 5/18/34(2)	2,929	2,580
KSA Ijarah Sukuk Ltd. 144A 4.875%, 9/9/35(2)	3,517	3,422
Malaysia Government Bond 2.632%, 4/15/31	76,710 MYR	18,236
Mex Bonos Desarr 8.500%, 5/31/29	315,480 MXN	17,565
Oman Government International Bond 144A 6.250%, 1/25/31(2)	8,419	8,779
Republic of Angola 144A 8.250%, 5/9/28(2)	2,812	2,834
Republic of Argentina
0.750%, 7/9/30(6)	14,588	12,225
4.125%, 7/9/35(6)	4,500	3,253
Republic of Chile 3.500%, 1/31/34	3,698	3,336
Republic of Colombia
7.375%, 4/25/30	6,461	6,706
6.125%, 1/21/31	1,883	1,853
8.000%, 11/14/35	604	632
Republic of Ecuador
144A 8.750%, 1/29/34(2)	1,800	1,767
RegS 6.900%, 7/31/35(4)(6)	782	686
RegS 5.000%, 7/31/40(4)(6)	814	634
Republic of El Salvador
144A 8.625%, 2/28/29(2)	3,145	3,282
RegS 9.250%, 4/17/30(4)	2,158	2,248
Republic of Ghana 144A 5.000%, 7/3/29(2)(6)	5,155	4,912
Republic of Guatemala 144A 5.250%, 8/10/29(2)(5)	1,127	1,122
Republic of Indonesia 5.600%, 1/15/35	1,546	1,569
Republic of Ivory Coast 144A 8.075%, 4/1/36(2)	1,548	1,573
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Kazakhstan 144A 5.000%, 7/1/32(2)	$3,960	$3,942
Republic of Kenya
144A 9.750%, 2/16/31(2)	2,310	2,370
144A 7.875%, 10/9/33(2)	1,795	1,667
144A 7.875%, 2/26/34(2)	2,199	1,998
Republic of Mozambique 144A 9.000%, 9/15/31(2)(6)	2,059	1,543
Republic of Nigeria 144A 9.625%, 6/9/31(2)	6,038	6,607
Republic of Panama
3.875%, 3/17/28	2,874	2,825
5.662%, 2/23/38	1,644	1,577
Republic of Peru
2.783%, 1/23/31	5,226	4,771
5.375%, 2/8/35	1,359	1,356
Republic of Philippines 4.375%, 3/5/30	8,038	7,996
Republic of Poland
4.625%, 3/18/29	3,242	3,283
4.875%, 2/12/30	4,266	4,356
5.375%, 2/12/35	1,888	1,919
Republic of Senegal RegS 7.750%, 6/10/31(4)	1,317	759
Republic of South Africa
5.875%, 6/22/30	7,684	7,757
5.875%, 4/20/32	4,048	4,045
8.750%, 2/28/48	295,000 ZAR	15,758
Republic of Sri Lanka
144A 3.100%, 1/15/30(2)(6)	2,610	2,408
144A 3.350%, 3/15/33(2)(6)	614	510
144A 3.600%, 6/15/35(2)(6)	414	314
144A 3.600%, 2/15/38(2)(6)	2,744	2,453
Republic of Turkiye
9.125%, 7/13/30	4,691	5,121
7.125%, 2/12/32	4,099	4,105
7.250%, 5/29/32	3,426	3,433
6.950%, 9/16/35	1,864	1,787
Republica Orient Uruguay 4.375%, 1/23/31	2,473	2,469
Romanian Government International Bond
144A 5.875%, 1/30/29(2)	7,363	7,401
144A 7.125%, 1/17/33(2)	1,256	1,315
144A 6.375%, 1/30/34(2)	2,851	2,834
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Saudi International Bond
144A 4.750%, 1/18/28(2)	$2,008	$2,009
144A 5.375%, 1/13/31(2)	3,616	3,695
144A 4.875%, 7/18/33(2)	4,722	4,662
144A 4.875%, 1/12/36(2)	3,286	3,185
Suriname Government International Bond RegS 7.700%, 11/6/30(4)	2,276	2,299
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(2)	655	658
144A 6.500%, 1/28/36(2)	2,737	2,710
Ukraine Government Bond
144A 4.000%, 2/1/32(2)(6)	1,932	1,391
144A 4.500%, 2/1/35(2)(6)	1,890	985
144A 0.000%, 2/1/36(2)(6)	1,405	642
144A 4.500%, 2/1/36(2)(6)	1,266	647
RegS 4.000%, 2/1/32(4)(6)	6,377	4,591
United Mexican States 5.375%, 3/22/33	6,744	6,589
Uzbekistan International Bond 144A 7.850%, 10/12/28(2)	6,350	6,624
Total Foreign Government Securities (Identified Cost $344,675)		344,818

Mortgage-Backed Securities—24.8%
Agency—7.9%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	22,315	23,016
Pool #SD3238 5.500%, 12/1/52	2,189	2,206
Pool #SD8350 6.000%, 8/1/53	7,164	7,335
Pool #SD8492 5.000%, 1/1/55	62,067	61,258
Pool #SD8494 5.500%, 1/1/55	43,944	44,165
Pool #SD8505 5.000%, 2/1/55	23,540	23,226
Pool #SL1127 6.000%, 12/1/54	39,587	40,353
	Par Value(1)	Value

Agency—continued
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	$5	$5
Pool #725762 6.000%, 8/1/34	28	29
Pool #773385 5.500%, 5/1/34	34	34
Pool #800267 5.500%, 12/1/34	9	10
Pool #806318 5.500%, 11/1/34	89	91
Pool #808018 5.500%, 1/1/35	53	54
Pool #889578 6.000%, 4/1/38	21	21
Pool #890710 3.000%, 2/1/31	1,237	1,210
Pool #941322 6.000%, 7/1/37	4	4
Pool #AC6992 5.000%, 12/1/39	693	701
Pool #AD3841 4.500%, 4/1/40	704	696
Pool #AD4224 5.000%, 8/1/40	908	917
Pool #AE4799 4.000%, 10/1/40	10	9
Pool #AH4009 4.000%, 3/1/41	1,027	992
Pool #AI2472 4.500%, 5/1/41	622	616
Pool #AO5149 3.000%, 6/1/27	23	23
Pool #AS6515 4.000%, 1/1/46	1,398	1,345
Pool #FA1728 6.000%, 10/1/53	40,272	41,220
Pool #FS4438 5.000%, 11/1/52	10,056	9,967
Pool #FS8479 5.500%, 8/1/53	19,482	19,646
Pool #FS8791 6.000%, 8/1/54	7,834	7,990
Pool #MA4785 5.000%, 10/1/52	8,884	8,809
Pool #MA4805 4.500%, 11/1/52	20,022	19,403
Pool #MA5072 5.500%, 7/1/53	22,868	23,048
Pool #MA5139 6.000%, 9/1/53	29,786	30,437
Government National Mortgage Association
2025-125, JA 5.000%, 11/16/50(7)	9,601	9,657
	Par Value(1)	Value

Agency—continued
Pool #563381 6.500%, 11/15/31	$2	$2
		378,495

Non-Agency—16.9%
A&D Mortgage Trust
2023-NQM3, A1 144A 6.733%, 7/25/68(2)(7)	9,420	9,452
2025-NQM2, A1 144A 5.790%, 6/25/70(2)(7)	6,964	7,003
ADMT 2024-NQM6, A1 144A 5.666%, 1/25/70(2)(7)	10,564	10,604
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(2)(7)	10,267	9,899
2022-B, A1 144A 3.500%, 3/27/62(2)(7)	10,834	10,484
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.416%, 6/15/40(2)(7)	13,775	13,809
AMSR Trust 2021-SFR3, D 144A 2.177%, 10/17/38(2)	6,675	6,564
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(2)(7)	1,329	1,292
2021-3, A2 144A 1.305%, 5/25/66(2)(7)	1,295	1,132
2022-5, A1 144A 4.500%, 5/25/67(2)(7)	5,023	5,001
2023-1, A1 144A 4.750%, 9/26/67(2)(7)	3,122	3,112
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(7)	2,736	2,668
2019-2, A1 144A 3.347%, 4/25/49(2)(7)	1,419	1,381
2022-1, A1B 144A 4.269%, 12/25/56(2)(7)	4,252	4,038
Aspire Mortgage Trust 2026-1, A1 144A 4.855%, 1/25/66(2)(7)	9,977	9,908
Banc of America Funding Trust 2004-D, 5A1 4.751%, 1/25/35(7)	557	551
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	4,235	4,281
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(2)(7)	458	451
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
BX Commercial Mortgage Trust
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 5.633%, 2/15/39(2)(7)	$7,987	$7,982
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.064%, 3/15/41(2)(7)	5,498	5,505
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(2)	1,665	1,572
2019-OC11, B 144A 3.605%, 12/9/41(2)	5,354	5,076
2019-OC11, D 144A 3.944%, 12/9/41(2)(7)	7,089	6,702
2022-CLS, A 144A 5.760%, 10/13/27(2)	8,937	8,969
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.216%, 3/15/30(2)(7)	976	968
CENT 2025-CITY, A 144A 4.920%, 7/10/40(2)(7)	9,871	9,942
Chase Mortgage Finance Corp. 2016-SH2, M2 144A 3.750%, 12/25/45(2)(7)	3,118	2,913
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(7)	3,736	3,528
Citigroup Mortgage Loan Trust, Inc.
2013-A, A 144A 3.000%, 5/25/42(2)(7)	1,823	1,683
2018-RP1, A1 144A 3.000%, 9/25/64(2)(7)	1,067	1,053
2019-RP1, A1 144A 3.500%, 1/25/66(2)(7)	4,000	3,920
2025-INV1, A2 144A 6.000%, 1/25/55(2)(7)	6,205	6,271
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(2)(7)	9,883	9,669
2023-3, A1 144A 7.180%, 9/25/68(2)(7)	5,131	5,161
2023-4, A1 144A 7.163%, 10/25/68(2)(7)	1,014	1,021
2024-5, A1 144A 5.123%, 8/25/69(2)(7)	7,406	7,395
COOPR Residential Mortgage Trust
2025-CES1, A1A 144A 5.654%, 5/25/60(2)(7)	5,152	5,180
	Par Value(1)	Value

Non-Agency—continued
2025-CES2, A1A 144A 5.502%, 6/25/60(2)(7)	$5,745	$5,763
CoreVest American Finance Trust
2018-1, D 144A 4.920%, 6/15/51(2)	6,267	6,229
2020-3, A 144A 1.358%, 8/15/53(2)	271	269
2022-1, A 144A 4.744%, 6/17/55(2)(7)	3,573	3,583
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(2)(7)	6,597	6,465
2020-RPL4, A1 144A 2.000%, 1/25/60(2)(7)	7,973	7,188
Deephaven Residential Mortgage Trust
2021-4, A1 144A 1.931%, 11/25/66(2)(7)	4,769	4,225
2022-1, A1 144A 2.205%, 1/25/67(2)(7)	4,277	3,949
2025-INV1, A1 144A 5.087%, 11/25/60(2)(7)	6,323	6,304
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(2)(7)	7,426	7,455
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(7)	488	475
2020-2, A1 144A 1.178%, 10/25/65(2)(7)	3,151	2,998
2021-1, A2 144A 1.003%, 2/25/66(2)(7)	712	624
Extended Stay America Trust 2025-ESH, A (1 month Term SOFR + 1.300%, Cap N/A, Floor 1.300%) 144A 4.973%, 10/15/42(2)(7)	1,550	1,550
Fashion Show Mall LLC 2024-SHOW, A 144A 4.764%, 10/10/41(2)(7)	10,220	10,281
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(2)	8,165	8,072
FS 2026-ORL, A (1 month Term SOFR + 1.350%, Cap N/A, Floor 1.350%) 144A 5.023%, 2/15/41(2)(7)	10,250	10,231
GCAT Trust 2023-NQM2, A1 144A 5.837%, 11/25/67(2)(7)	7,906	7,878
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(7)	5,836	5,825
	Par Value(1)	Value

Non-Agency—continued
HOMES Trust 2025-NQM5, A1 144A 5.027%, 9/25/70(2)(7)	$5,505	$5,477
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.467%, 1/13/40(2)(7)	4,620	4,728
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(2)(7)	7,562	7,537
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.337%, 1/25/63(2)(7)	6,647	6,499
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(2)(7)	495	469
2014-5, B1 144A 2.526%, 10/25/29(2)(7)	1,882	1,820
2014-5, B2 144A 2.526%, 10/25/29(2)(7)	886	854
2015-1, AM1 144A 5.016%, 12/25/44(2)(7)	443	437
2015-5, A2 144A 5.217%, 5/25/45(2)(7)	515	512
2017-3, 2A2 144A 2.500%, 8/25/47(2)(7)	1,150	1,005
2017-5, A1 144A 4.702%, 10/26/48(2)(7)	574	571
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 4.543%, 4/25/46(2)(7)	3,581	3,532
2024-CES1, A1A 144A 5.919%, 6/25/54(2)(7)	5,118	5,141
2025-CES1, A1 144A 5.666%, 5/25/55(2)(7)	7,100	7,130
2025-CES2, A1 144A 5.592%, 6/25/55(2)(7)	8,634	8,663
2025-NQM2, A1 144A 5.567%, 9/25/65(2)(7)	7,436	7,466
2026-ACES1, A1 144A 4.894%, 4/25/66(2)(7)	6,865	6,825
MetLife Securitization Trust
2017-1A, M1 144A 3.349%, 4/25/55(2)(7)	7,930	7,188
2019-1A, A1A 144A 3.750%, 4/25/58(2)(7)	2,040	2,016
MFA Trust
2022-INV1, A1 144A 4.907%, 4/25/66(2)(7)	5,814	5,745
2022-INV2, A1 144A 4.950%, 7/25/57(2)(7)	2,179	2,173
2022-NQM2, A1 144A 4.000%, 5/25/67(2)(7)	2,832	2,775
2024-NQM2, A1 144A 5.272%, 8/25/69(2)(7)	5,697	5,693
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2025-NQM5, A1 144A 5.186%, 11/25/70(2)(7)	$8,086	$8,061
2021-INV1, A1 144A 0.852%, 1/25/56(2)(7)	214	208
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(7)	1,290	1,280
2019-1, M2 144A 3.500%, 10/25/69(2)(7)	12,131	11,247
2019-GS2, A1 144A 2.750%, 8/25/59(2)(7)	1,271	1,239
2021-NMR1, A1 144A 1.125%, 11/25/60(2)(7)	1,689	1,632
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	12,180	12,503
Morgan Stanley Residential Mortgage Loan Trust
2014-1A, B2 144A 5.884%, 6/25/44(2)(7)	875	874
2024-INV4, A1 144A 6.000%, 9/25/54(2)(7)	3,734	3,774
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(7)	2,224	2,163
2015-2A, A1 144A 3.750%, 8/25/55(2)(7)	1,920	1,865
2016-4A, A1 144A 3.750%, 11/25/56(2)(7)	1,605	1,538
2017-2A, A3 144A 4.000%, 3/25/57(2)(7)	6,341	6,146
2018-2A, A1 144A 4.500%, 2/25/58(2)(7)	3,408	3,365
2018-3A, A1 144A 4.500%, 5/25/58(2)(7)	5,012	4,881
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(7)	1,522	1,463
2024-NQM3, A1 144A 5.466%, 11/25/64(2)(7)	4,392	4,425
2026-NQM3, A1 144A 4.833%, 2/25/66(2)(7)	8,665	8,583
2016-2A, A1 144A 3.750%, 11/26/35(2)(7)	2,352	2,280
2018-1A, A1A 144A 4.000%, 12/25/57(2)(7)	4,488	4,376
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(2)(7)	7,429	6,517
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(2)(7)	10,550	10,487
NYMT Loan Trust
2022-CP1, A1 144A 2.042%, 7/25/61(2)	5,357	5,033
2024-CP1, A1 144A 3.750%, 2/25/68(2)(7)	3,114	2,881
	Par Value(1)	Value

Non-Agency—continued
OBX Trust
2023-NQM10, A1 144A 6.465%, 10/25/63(2)(7)	$5,447	$5,482
2023-NQM5, A1A 144A 6.567%, 6/25/63(2)(7)	4,927	4,929
2023-NQM9, A1 144A 7.159%, 10/25/63(2)(7)	2,380	2,398
2024-HYB1, A1 144A 3.620%, 3/25/53(2)(7)	6,782	6,788
2024-HYB2, A1 144A 3.703%, 4/25/53(2)(7)	7,215	7,182
2024-NQM1, A1 144A 5.928%, 11/25/63(2)(7)	3,027	3,036
2024-NQM3, A1 144A 6.129%, 12/25/63(2)(7)	5,982	6,012
2024-NQM9, A1 144A 6.030%, 1/25/64(2)(7)	7,135	7,187
2025-NQM4, A1 144A 5.400%, 2/25/55(2)(7)	7,174	7,189
2025-NQM6, A1 144A 5.603%, 3/25/65(2)(7)	6,721	6,754
2026-NQM5, A1 5.321%, 1/25/66(7)	10,500	10,500
2018-1, A2 (1 month Term SOFR + 0.764%) 144A 4.443%, 6/25/57(2)(7)	1,117	1,105
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(2)(7)	716	715
PMT Loan Trust
2024-INV2, A1 144A 6.000%, 12/25/59(2)(7)	3,852	3,893
2025-INV7, A7 144A 6.000%, 6/25/56(2)(7)	3,994	4,031
Progress Residential Trust 2021-SFR5, D 144A 2.109%, 7/17/38(2)	2,500	2,480
Provident Funding Mortgage Trust 2025-1, A3 144A 5.500%, 2/25/55(2)(7)	4,150	4,153
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(2)(7)	2,862	2,500
2023-CES1, A1A 144A 6.515%, 6/25/43(2)(7)	6,496	6,492
2023-CES2, A1A 144A 6.808%, 9/25/43(2)(7)	3,387	3,400
2023-CES3, A1A 144A 7.113%, 11/25/43(2)(7)	7,848	7,908
2024-CES1, A1A 144A 6.025%, 2/25/44(2)(7)	3,839	3,855
2024-CES3, A1A 144A 6.591%, 5/25/44(2)(7)	10,983	11,087
2024-CES8, A1A 144A 5.490%, 11/25/44(2)(7)	2,578	2,588
	Par Value(1)	Value

Non-Agency—continued
2024-CES9, A1A 144A 5.582%, 12/25/44(2)(7)	$5,435	$5,456
2025-CES5, A1A 144A 5.687%, 5/25/55(2)(7)	4,379	4,406
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(2)(7)	45	44
RFR Trust 2025-SGRM, A 144A 5.379%, 3/11/41(2)(7)	2,930	2,965
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(2)	2,735	2,780
2024-CNTR, C 144A 6.471%, 11/13/41(2)	7,605	7,837
Sequoia Mortgage Trust
2013-8, B1 3.478%, 6/25/43(7)	846	824
2026-4, A4 144A 5.500%, 3/25/56(2)(7)	9,205	9,230
SG Residential Mortgage Trust 2021-1, A1 144A 1.160%, 7/25/61(2)(7)	5,867	4,937
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(2)(7)	309	298
2021-3, A1 144A 1.127%, 6/25/56(2)(7)	6,377	5,543
THPT Mortgage Trust 2023-THL, A 144A 6.996%, 12/10/34(2)(7)	10,687	10,763
Towd Point Mortgage Trust
2015-6, B2 144A 3.772%, 4/25/55(2)(7)	9,529	8,959
2016-4, B1 144A 3.914%, 7/25/56(2)(7)	8,095	7,865
2017-1, M1 144A 3.750%, 10/25/56(2)(7)	9,428	9,316
2018-2, A2 144A 3.500%, 3/25/58(2)(7)	12,525	12,220
2018-6, A1A 144A 3.750%, 3/25/58(2)(7)	348	346
2019-2, A2 144A 3.750%, 12/25/58(2)(7)	1,485	1,343
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 5.393%, 5/25/58(2)(7)	4,045	4,048
2020-MH1, A2 144A 2.500%, 2/25/60(2)(7)	12,111	11,714
2021-1, A2 144A 2.750%, 11/25/61(2)(7)	12,970	11,122
2024-1, A1 144A 4.903%, 3/25/64(2)(7)	10,865	11,040
2024-CES1, A1A 144A 5.848%, 1/25/64(2)(7)	2,617	2,621
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2017-6, A2 144A 3.000%, 10/25/57(2)(7)	$11,151	$10,730
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(2)	5,243	4,999
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(2)	8,815	8,747
Verus Securitization Trust
2021-2, A1 144A 1.031%, 2/25/66(2)(7)	2,929	2,677
2023-8, A1 144A 6.259%, 12/25/68(2)(7)	4,731	4,754
2024-3, A1 144A 6.338%, 4/25/69(2)(7)	777	784
2025-11, A1 144A 4.914%, 11/25/70(2)(7)	8,400	8,360
2025-7, A1 144A 5.129%, 8/25/70(2)(7)	2,496	2,493
2021-R1, A1 144A 0.820%, 10/25/63(2)(7)	1,084	1,050
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(2)(7)	69	69
2021-1R, A1 144A 1.280%, 5/25/56(2)	3,256	3,046
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(7)	1,971	1,724
		803,355

Total Mortgage-Backed Securities (Identified Cost $1,193,442)		1,181,850

Asset-Backed Securities—26.2%
Automobiles—10.5%
ACM Auto Trust
2024-2A, A 144A 6.060%, 2/20/29(2)	42	42
2025-1A, A 144A 5.380%, 6/20/29(2)	635	634
2025-2A, A 144A 5.550%, 6/20/28(2)	3,132	3,136
2025-3A, A 144A 5.010%, 1/22/30(2)	2,512	2,509
American Credit Acceptance Receivables Trust
2024-1, C 144A 5.630%, 1/14/30(2)	3,241	3,250
2024-4, C 144A 4.910%, 8/12/31(2)	8,335	8,356
2025-1, C 144A 5.090%, 8/12/31(2)	13,835	13,909
	Par Value(1)	Value

Automobiles—continued
2026-1, C 144A 4.550%, 1/12/33(2)	$4,000	$3,987
Arivo Acceptance Auto Loan Receivables Trust
2022-1A, B 144A 4.770%, 6/15/28(2)	1,600	1,600
2022-2A, A 144A 6.900%, 1/16/29(2)	921	926
Avis Budget Rental Car Funding LLC
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(2)	1,558	1,549
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(2)	9,583	9,540
(AESOP) 2021-1A, D 144A 4.080%, 2/20/28(2)	3,815	3,772
(AESOP) 2022-5A, C 144A 6.240%, 4/20/27(2)	775	776
(AESOP) 2023-3A, D 144A 7.320%, 2/20/28(2)	4,000	4,031
(AESOP) 2024-1A, A 144A 5.360%, 6/20/30(2)	8,050	8,227
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(2)	152	153
Bridgecrest Lending Auto Securitization Trust
2025-1, C 5.150%, 12/17/29	9,650	9,704
2025-2, D 5.620%, 3/17/31	8,170	8,235
2026-1, C 4.440%, 11/17/31	12,220	12,118
Carmax Select Receivables Trust 2025-B, C 4.830%, 6/16/31	6,000	6,009
Carvana Auto Receivables Trust
2021-N2, C 1.070%, 3/10/28	471	463
2021-N3, D 1.580%, 6/12/28	1,250	1,221
2021-P3, B 1.420%, 8/10/27	7,355	7,257
2022-N1, C 144A 3.320%, 12/11/28(2)	359	356
2022-N1, D 144A 4.130%, 12/11/28(2)	2,568	2,548
2023-N1, C 144A 5.920%, 7/10/29(2)	2,188	2,196
2023-N4, C 144A 6.590%, 2/11/30(2)	4,970	5,081
	Par Value(1)	Value

Automobiles—continued
Consumer Portfolio Services Auto Trust
2025-A, C 144A 5.250%, 4/15/31(2)	$7,074	$7,133
2025-B, C 144A 5.120%, 7/15/31(2)	5,305	5,341
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(2)	2,900	2,925
2024-A, C 144A 5.740%, 4/15/30(2)	2,352	2,364
2024-C, C 144A 5.760%, 10/15/30(2)	6,810	6,874
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(2)	8,404	8,440
Drive Auto Receivables Trust 2024-1, C 5.430%, 11/17/31	5,680	5,733
DT Auto Owner Trust
2022-2A, D 144A 5.460%, 3/15/28(2)	4,397	4,411
2023-1A, D 144A 6.440%, 11/15/28(2)	1,741	1,763
Exeter Automobile Receivables Trust
2023-3A, D 6.680%, 4/16/29	3,723	3,792
2024-5A, B 4.480%, 4/16/29	3,457	3,460
2025-3A, D 5.570%, 10/15/31	9,260	9,322
2025-4A, B 4.400%, 5/15/30	3,730	3,726
2026-2A, C 4.910%, 8/16/32	6,500	6,484
Exeter Select Automobile Receivables Trust 2025-2, C 4.910%, 12/15/31	8,365	8,393
FHF Issuer Trust 2024-1A, A2 144A 5.690%, 2/15/30(2)	4,140	4,164
FHF Trust
2022-2A, B 144A 6.570%, 1/16/29(2)	8,847	8,850
2023-1A, A2 144A 6.570%, 6/15/28(2)	276	277
FinBe USA Trust 2025-1A, B 144A 6.600%, 12/16/30(2)	6,500	6,487
First Investors Auto Owner Trust
2021-2A, C 144A 1.470%, 11/15/27(2)	584	583
2022-1A, C 144A 3.130%, 5/15/28(2)	806	805
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Automobiles—continued
2026-1A, B 144A 4.810%, 7/15/32(2)	$5,770	$5,769
Flagship Credit Auto Trust
2023-1, D 144A 6.460%, 5/15/29(2)	3,460	3,481
2024-1, B 144A 5.630%, 4/16/29(2)	6,139	6,171
2024-1, C 144A 5.790%, 2/15/30(2)	5,600	5,640
2024-3, B 144A 5.350%, 7/16/29(2)	1,900	1,904
2024-3, C 144A 5.410%, 9/16/30(2)	5,690	5,680
Foursight Capital Automobile Receivables Trust
2023-2, A2 144A 5.990%, 5/15/28(2)	274	274
2024-1, C 144A 5.770%, 11/15/29(2)	5,000	5,062
GLS Auto Receivables Issuer Trust
2021-3A, E 144A 3.200%, 10/16/28(2)	13,050	13,042
2022-2A, D 144A 6.150%, 4/17/28(2)	2,702	2,717
2024-2A, C 144A 6.030%, 2/15/30(2)	5,445	5,529
2024-3A, C 144A 5.210%, 2/18/31(2)	5,700	5,754
2025-1A, D 144A 5.610%, 11/15/30(2)	4,614	4,675
2025-2A, D 144A 5.590%, 1/15/31(2)	4,000	4,058
2026-1A, D 144A 5.020%, 12/15/31(2)	7,700	7,605
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(2)	4,400	4,472
2023-2A, A3 144A 6.380%, 2/15/29(2)	1,725	1,742
2024-2A, A2 144A 5.580%, 6/17/30(2)	2,417	2,437
2024-3A, B 144A 5.640%, 8/15/30(2)	1,660	1,690
2024-3A, C 144A 5.920%, 8/15/30(2)	3,483	3,575
2025-1A, A2 144A 4.710%, 4/15/30(2)	5,469	5,490
2025-1A, B 144A 5.040%, 2/15/31(2)	1,425	1,437
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(2)	2,245	2,277
	Par Value(1)	Value

Automobiles—continued
LAD Auto Receivables Trust
2023-1A, D 144A 7.300%, 6/17/30(2)	$2,570	$2,592
2023-3A, D 144A 6.920%, 12/16/30(2)	3,000	3,067
2024-3A, C 144A 4.930%, 3/15/30(2)	6,065	6,104
2025-1A, C 144A 5.110%, 7/15/30(2)	3,130	3,167
2025-1A, D 144A 5.520%, 5/17/32(2)	3,000	3,039
Lendbuzz Auto Receivables Trust 5.570%, 11/15/27(8)	4,088	4,094
Lendbuzz Securitization Trust
2023-2A, A2 144A 7.090%, 10/16/28(2)	1,523	1,539
2024-1A, A2 144A 6.190%, 8/15/29(2)	1,182	1,187
2024-2A, A2 144A 5.990%, 5/15/29(2)	4,850	4,879
2024-3A, A2 144A 4.970%, 10/15/29(2)	2,187	2,189
2025-1A, A2 144A 5.100%, 10/15/30(2)	4,314	4,324
2025-1A, B 144A 5.470%, 11/15/30(2)	9,840	9,865
2026-1A, B 144A 5.160%, 12/16/30(2)	1,591	1,591
2026-1A, C 144A 5.740%, 9/15/31(2)	1,819	1,824
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	2,949	2,956
Octane Receivables Trust 2025-RVM1, A 144A 4.480%, 12/20/46(2)	4,724	4,704
OneMain Direct Auto Receivables Trust
2022-1A, C 144A 5.310%, 6/14/29(2)	7,485	7,496
2026-1A, A 144A 4.490%, 12/14/33(2)	8,950	8,882
Oscar U.S. Funding XIII LLC 2021-2A, A4 144A 1.270%, 9/11/28(2)	592	587
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(2)	2,416	2,427
Prestige Auto Receivables Trust 2023-2A, B 144A 6.640%, 12/15/27(2)	727	728
SAFCO Auto Receivables Trust
2024-1A, B 144A 6.310%, 11/20/28(2)	966	967
	Par Value(1)	Value

Automobiles—continued
2024-1A, C 144A 6.960%, 1/18/30(2)	$3,770	$3,785
2025-1A, A 144A 5.460%, 9/10/29(2)	1,375	1,373
2025-1A, C 144A 5.750%, 11/11/30(2)	6,710	6,646
Tesla Lease Electric Vehicle Securitization LLC 2025-A, A2 144A 4.140%, 6/20/28(2)	4,231	4,230
Tricolor Auto Securitization Trust 2024-2A, C 144A 6.930%, 4/17/28(2)(3)(8)	3,355	1,644
United Auto Credit Securitization Trust
2023-1, D 144A 8.000%, 7/10/28(2)	2,956	2,971
2024-1, C 144A 7.060%, 10/10/29(2)	1,695	1,696
Upgrade Auto Receivables Trust 2025-1A, B 144A 4.900%, 1/15/32(2)	6,431	6,358
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(2)	9,585	9,653
Veros Auto Receivables Trust
2023-1, B 144A 7.170%, 11/15/28(2)	1,775	1,778
2025-1, B 144A 5.540%, 7/16/29(2)	4,270	4,300
2025-1, C 144A 6.170%, 12/17/29(2)	5,435	5,492
2026-1, B 144A 4.840%, 5/15/29(2)	2,520	2,519
2026-1, C 144A 5.220%, 7/15/31(2)	5,000	5,008
Westlake Automobile Receivables Trust
2023-1A, C 144A 5.740%, 8/15/28(2)	702	704
2024-2A, B 144A 5.620%, 3/15/30(2)	11,590	11,662
2025-2A, C 144A 4.850%, 1/15/31(2)	12,870	12,917
2025-3A, A3 144A 4.220%, 6/15/29(2)	3,775	3,775
2026-1A, C 144A 4.370%, 6/16/31(2)	10,505	10,425
		498,537

Collateralized Loan Obligation—0.3%
GoldenTree Loan Management U.S. CLO 9 Ltd. 2021-9A, AR (3 month Term SOFR + 1.500%, Cap N/A, Floor 1.500%) 144A 5.168%, 4/20/37(2)(7)(8)	13,670	13,670
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Consumer Loans—0.3%
ACHV ABS Trust 2025-1PL, B 144A 5.040%, 4/26/32(2)	$1,907	$1,912
Marlette Funding Trust 2024-1A, B 144A 6.070%, 7/17/34(2)	2,552	2,559
OneMain Financial Issuance Trust
2022-3A, A 144A 5.940%, 5/15/34(2)	1,233	1,235
2025-1A, B 144A 5.050%, 7/14/38(2)	2,710	2,718
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(2)	3,779	3,728
Reach ABS Trust
2024-1A, B 144A 6.290%, 2/18/31(2)	2,601	2,616
2025-1A, A 144A 4.960%, 8/16/32(2)	1,532	1,534
		16,302

Credit Card—0.5%
American Express Credit Account Master Trust 2025-5, A 4.510%, 7/15/32	13,575	13,715
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(2)	9,530	9,545
		23,260

Equipment—0.0%
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(2)	648	649
Other—14.5%
Affirm Asset Securitization Trust 2025-X1, A 144A 5.080%, 4/15/30(2)	232	232
Affirm Master Trust Series 2025-3A, A 144A 4.450%, 10/16/34(2)	1,100	1,095
ALLO Issuer LLC 2025-1A, A2 144A 5.528%, 4/20/55(2)	8,050	8,078
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(2)	455	457
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(2)	10,430	10,514
Aqua Finance Issuer Trust
2025-A, A 144A 5.250%, 12/19/50(2)	3,462	3,505
	Par Value(1)	Value

Other—continued
2026-A, A 144A 4.760%, 4/17/51(2)	$7,000	$6,965
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(2)	851	829
2019-A, C 144A 4.010%, 7/16/40(2)	7,741	7,577
2020-AA, B 144A 2.790%, 7/17/46(2)	1,383	1,323
2024-A, B 144A 5.060%, 4/18/50(2)	8,320	8,336
BHG Securitization Trust 2021-B, B 144A 1.670%, 10/17/34(2)	1,941	1,929
Blue Owl Asset Leasing Trust LLC 2024-1A, A2 144A 5.050%, 3/15/29(2)	2,353	2,360
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(2)	9,318	9,373
Business Jet Securities LLC 2024-2A, A 144A 5.364%, 9/15/39(2)	2,286	2,280
BXG Receivables Note Trust
2020-A, B 144A 2.490%, 2/28/36(2)	1,124	1,099
2022-A, B 144A 4.610%, 9/28/37(2)	895	889
2023-A, A 144A 5.770%, 11/15/38(2)	2,625	2,658
Castlelake Aircraft Structured Trust 2025-1A, A 144A 5.783%, 2/15/50(2)(8)	9,887	9,958
CCG Receivables Trust
2024-1, B 144A 5.080%, 3/15/32(2)	3,085	3,125
2025-1, C 144A 4.890%, 10/14/32(2)	2,390	2,400
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	7,941	6,654
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(2)	2,162	2,175
COOPR Residential Mortgage Trust
2025-CES3, A1A 144A 4.840%, 9/25/60(2)(7)	10,938	10,855
2026-CES1, A1A 144A 4.874%, 1/1/61(2)(7)	4,093	4,059
DB Master Finance LLC 2025-1A, A2I 144A 4.891%, 8/20/55(2)	3,167	3,137
	Par Value(1)	Value

Other—continued
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(2)	$1,346	$1,351
2023-2, B 144A 6.410%, 5/15/34(2)	2,800	2,830
2025-1, B 144A 4.980%, 8/15/35(2)	11,370	11,459
EFMT 2025-CES4, A1 144A 5.431%, 6/25/60(2)(7)	10,763	10,780
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(2)	4,861	4,998
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(2)	10,848	11,049
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(2)	3,806	3,631
2023-1A, A 144A 5.670%, 12/15/43(2)	1,848	1,883
2023-2A, A 144A 6.530%, 6/15/49(2)	5,124	5,314
2024-2A, A 144A 4.600%, 3/15/50(2)	2,432	2,421
GreenSky Home Improvement Issuer Trust
2024-2, A2 144A 5.250%, 10/27/59(2)	190	191
2025-3A, B 144A 4.660%, 12/27/60(2)	4,685	4,677
Hardee’s Funding LLC
2020-1A, A2 144A 3.981%, 12/20/50(2)	13,303	12,805
2024-1A, A2 144A 7.253%, 3/20/54(2)	809	825
Hilton Grand Vacations Trust
2022-1D, B 144A 4.100%, 6/20/34(2)	976	973
2022-2A, C 144A 5.570%, 1/25/37(2)	311	312
2024-2A, A 144A 5.500%, 3/25/38(2)	4,640	4,707
HINNT LLC
2024-A, A 144A 5.490%, 3/15/43(2)	7,120	7,204
2025-A, B 144A 5.450%, 3/15/44(2)	748	757
2025-B, B 144A 4.750%, 5/15/45(2)	3,043	3,029
Hotwire Funding LLC 2023-1A, A2 144A 5.687%, 5/20/53(2)	5,500	5,533
Jersey Mike’s Funding LLC
2024-1A, A2 144A 5.636%, 2/15/55(2)	4,168	4,215
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Other—continued
2026-1A, A2I 144A 4.952%, 2/15/56(2)	$10,380	$10,238
JP Morgan Mortgage Trust 2026-CES1, A1A 144A 4.909%, 6/25/56(2)(7)	5,822	5,776
Lafayette Federal Credit Union Asset Trust 2026-1, H 144A 5.375%, 1/1/46(2)	3,922	3,895
Lendmark Funding Trust
2021-1A, A 144A 1.900%, 11/20/31(2)	10,385	10,168
2024-1A, A 144A 5.530%, 6/21/32(2)	6,000	6,046
Libra Solutions LLC 2025-1A, A 144A 6.355%, 8/15/39(2)	5,600	5,604
MAPS Trust 2026-1A, A 144A 5.201%, 1/15/51(2)	10,122	9,887
Mariner Finance Issuance Trust 2025-AA, A 144A 4.980%, 5/20/38(2)	11,590	11,676
MetroNet Infrastructure Issuer LLC 2025-2A, A2 144A 5.400%, 8/20/55(2)	11,565	11,664
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(2)	729	730
MVW LLC
2021-1WA, B 144A 1.440%, 1/22/41(2)	579	560
2023-1A, B 144A 5.420%, 10/20/40(2)	2,597	2,614
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(2)	2,468	2,209
NMEF Funding LLC
2023-A, B 144A 6.830%, 6/17/30(2)	10,120	10,263
2024-A, A2 144A 5.150%, 12/15/31(2)	2,671	2,684
2025-A, B 144A 5.180%, 7/15/32(2)	2,500	2,516
2026-A, B 144A 4.480%, 2/15/34(2)	11,780	11,664
Oaktree ABF Equipment ST LLC 2026-1A, C 144A 5.310%, 10/17/33(2)	2,800	2,794
Octane Receivables Trust
2023-3A, B 144A 6.480%, 7/20/29(2)	4,444	4,480
2023-3A, C 144A 6.740%, 8/20/29(2)	4,818	4,904
2024-1A, B 144A 5.660%, 5/20/30(2)	3,845	3,883
	Par Value(1)	Value

Other—continued
2024-3A, B 144A 5.310%, 9/20/30(2)	$6,131	$6,195
2024-3A, C 144A 5.510%, 10/20/31(2)	5,000	5,047
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(2)	5,370	5,402
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(2)	2,946	2,948
PEAC Solutions Receivables LLC
2024-1A, B 144A 5.790%, 11/20/30(2)	5,490	5,602
2025-1A, C 144A 5.490%, 7/20/32(2)	1,150	1,164
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(2)	9,923	9,986
PowerPay Issuance Trust
2024-1A, A 144A 6.530%, 2/18/39(2)	3,081	3,140
2025-1A, A 144A 5.230%, 11/18/41(2)	3,222	3,213
PRET LLC
2026-NPL2, A1 144A 5.151%, 2/25/56(2)(7)	2,805	2,782
2026-NPL3, A1 144A 4.968%, 2/25/56(2)(7)	9,947	9,865
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(2)	11,130	11,087
2021-SFR6, D 144A 2.225%, 7/17/38(2)	3,750	3,719
RCKT Trust
2025-1A, B 144A 4.990%, 7/25/34(2)	3,445	3,454
2025-1A, C 144A 5.160%, 7/25/34(2)	5,607	5,609
RCO X Mortgage LLC 2026-1, A1 144A 5.536%, 3/25/31(2)(7)(8)	6,000	5,981
Reach ABS Trust
2024-2A, B 144A 5.840%, 7/15/31(2)	7,030	7,092
2025-2A, B 144A 5.120%, 8/18/32(2)	4,090	4,096
2026-1A, B 144A 4.370%, 2/15/33(2)	4,900	4,881
Regional Management Issuance Trust 2024-2, A 144A 5.110%, 12/15/33(2)	7,290	7,318
Santander Mortgage Asset Receivable Trust 2025-CES1, A1A 144A 5.036%, 9/25/55(2)(7)	4,906	4,883
	Par Value(1)	Value

Other—continued
Scalelogix ABS U.S. Issuer LLC 2025-1A, A2 144A 5.673%, 7/25/55(2)	$10,647	$10,469
Sierra Timeshare Receivables Funding LLC
2024-2A, A 144A 5.140%, 6/20/41(2)	3,648	3,674
2025-3A, A 144A 4.440%, 8/22/44(2)	3,739	3,717
2026-1A, B 144A 4.800%, 12/22/42(2)	2,790	2,781
SoFi Consumer Loan Program Trust
2025-1, A 144A 4.800%, 2/27/34(2)	3,306	3,313
2025-4, B 144A 4.600%, 8/25/35(2)	7,750	7,727
2026-1, C 144A 4.740%, 12/26/35(2)	8,685	8,624
Sotheby’s Artfi Master Trust 2026-1A, A1 144A 4.800%, 6/20/33(2)	6,850	6,839
STAR Trust 2025-SFR5, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.123%, 2/17/42(2)(7)	7,026	7,025
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(2)	10,280	10,369
Switch ABS Issuer LLC
2024-2A, A2 144A 5.436%, 6/25/54(2)	9,920	9,724
2025-1A, A2 144A 5.036%, 3/25/55(2)	2,950	2,842
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(2)	13,235	13,032
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(2)	4,143	4,207
Towd Point Mortgage Trust
2020-MH1, M1 144A 2.750%, 2/25/60(2)(7)	3,525	3,377
2025-CES4, A1A 144A 5.091%, 10/25/65(2)(7)	8,590	8,546
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(2)	6,455	6,464
Tricon Residential Trust 2024-SFR3, A 144A 4.500%, 8/17/41(2)	4,609	4,543
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(2)	12,021	12,015
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Triton Container Finance IX LLC 2025-1A, A 144A 5.430%, 6/20/50(2)	$6,061	$6,051
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(2)	9,900	9,993
UPG HI Issuer Trust 2025-2, A 144A 5.000%, 9/25/47(2)	7,825	7,780
Upgrade Master Pass-Through Trust
2025-ST3, A 144A 5.981%, 6/15/32(2)	3,409	3,433
2025-ST4, A 144A 5.495%, 8/16/32(2)	2,141	2,146
2025-ST5, A 144A 4.794%, 9/15/32(2)	2,512	2,514
Upgrade Receivables Trust 2024-1A, B 144A 5.770%, 2/18/31(2)	3,887	3,892
Upstart Securitization Trust
2025-2, A2 144A 5.220%, 6/20/35(2)	5,417	5,433
2025-3, A2 144A 4.600%, 9/20/35(2)	6,039	6,040
2026-1, B 144A 4.980%, 3/20/36(2)	7,590	7,537
UPX HIL Issuer Trust 2025-1, A 144A 5.160%, 1/25/47(2)	3,468	3,454
VCAT LLC 2026-NPL2, A1 144A 5.062%, 2/25/56(2)(7)	9,477	9,434
VFI ABS LLC 2025-1A, A 144A 4.780%, 6/24/30(2)	3,250	3,260
Westgate Resorts LLC
2024-1A, A 144A 6.060%, 1/20/38(2)	3,443	3,484
2026-1A, A 144A 5.190%, 10/20/39(2)	4,900	4,902
2026-1A, B 144A 5.470%, 10/20/39(2)	5,000	5,005
Wingspire Equipment Finance LLC 2025-1A, A2 144A 4.330%, 9/20/33(2)	3,795	3,791
Wingstop Funding LLC 2024-1A, A2 144A 5.858%, 12/5/54(2)	11,350	11,527
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	13,518	12,824
		692,313

	Par Value(1)	Value

Student Loan—0.1%
MPOWER Education Trust 2025-A, A 144A 6.620%, 7/21/42(2)	$6,800	$6,877
Total Asset-Backed Securities (Identified Cost $1,254,342)		1,251,608

Corporate Bonds and Notes—26.7%
Communication Services—1.3%
Altice France S.A.
144A 6.500%, 4/15/32(2)	3,723	3,528
144A 6.875%, 7/15/32(2)	3,026	2,867
CCO Holdings LLC
144A 6.375%, 9/1/29(2)	1,585	1,590
144A 4.500%, 8/15/30(2)	3,370	3,149
CSC Holdings LLC 144A 11.750%, 1/31/29(2)	4,880	3,529
DIRECTV Financing LLC 144A 5.875%, 8/15/27(2)	3,661	3,657
Gray Media, Inc. 144A 7.250%, 8/15/33(2)	3,270	3,295
IHS Holding Ltd.
144A 5.625%, 11/29/26(2)	786	780
144A 6.250%, 11/29/28(2)	250	248
144A 8.250%, 11/29/31(2)	553	567
Nexstar Media, Inc.
144A 5.625%, 7/15/27(2)	9,365	9,361
144A 6.500%, 9/15/33(2)	1,985	2,000
144A 7.250%, 4/15/34(2)	1,075	1,078
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(2)	4,995	5,078
Snap, Inc. 144A 6.875%, 3/15/34(2)	2,220	2,088
Telesat Canada 144A 6.500%, 10/15/27(2)	2,485	1,154
T-Mobile USA, Inc. 3.875%, 4/15/30	11,130	10,839
Univision Communications, Inc. 144A 8.000%, 8/15/28(2)	6,685	6,785
		61,593

Consumer Discretionary—1.1%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	1,155	1,166
Ashtead Capital, Inc. 144A 4.250%, 11/1/29(2)	8,000	7,835
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	10,087	9,816
	Par Value(1)	Value

Consumer Discretionary—continued
Newell Brands, Inc. 6.375%, 9/15/27	$9,261	$9,306
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)	4,765	4,567
Prosus N.V. 144A 3.061%, 7/13/31(2)	1,826	1,632
Sodexo, Inc. 144A 5.150%, 8/15/30(2)	6,795	6,887
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(2)	270	270
Tractor Supply Co. 1.750%, 11/1/30	8,070	7,114
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	6,005	5,815
		54,408

Consumer Staples—0.6%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(2)	6,670	6,529
144A 5.500%, 3/31/31(2)	525	519
Coty, Inc. 144A 6.625%, 7/15/30(2)	4,685	4,646
Pilgrim’s Pride Corp. 4.250%, 4/15/31	4,835	4,618
Post Holdings, Inc.
144A 6.250%, 2/15/32(2)	3,350	3,385
144A 6.375%, 3/1/33(2)	3,940	3,881
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(2)	4,820	4,828
		28,406

Energy—2.7%
Adnoc Murban Rsc Ltd. 144A 4.250%, 9/11/29(2)	1,824	1,794
BP Capital Markets plc 4.875% (9)	9,800	9,675
Buckeye Partners LP 144A 6.750%, 2/1/30(2)	2,370	2,446
Ecopetrol S.A. 8.625%, 1/19/29	3,727	3,933
Enbridge, Inc. 7.375%, 1/15/83	9,500	9,644
Energy Transfer LP
8.000%, 5/15/54	1,270	1,330
Series G 7.125%(9)	3,600	3,664
Genesis Energy LP 8.875%, 4/15/30	7,095	7,409
Gran Tierra Energy, Inc. 144A 9.750%, 4/15/31(2)(5)	3,103	2,711
HF Sinclair Corp. 5.750%, 1/15/31	6,610	6,754
Hilcorp Energy I LP 144A 6.000%, 4/15/30(2)	4,315	4,200
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
KazMunayGas National Co. JSC 144A 5.375%, 4/24/30(2)	$2,505	$2,522
Kodiak Gas Services LLC
144A 5.875%, 4/1/31(2)	2,865	2,879
144A 6.500%, 10/1/33(2)	2,785	2,815
Korea National Oil Corp. 144A 4.875%, 4/3/28(2)	4,384	4,431
NGPL PipeCo LLC 144A 4.875%, 8/15/27(2)	8,300	8,317
Noble Finance II LLC 144A 8.000%, 4/15/30(2)	6,190	6,373
Occidental Petroleum Corp. 7.875%, 9/15/31	4,000	4,541
Petroleos de Venezuela S.A. RegS 9.000%, 11/17/21(3)(4)	14,050	5,416
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(4)	2,756	2,165
Petroleos Mexicanos
6.840%, 1/23/30	1,883	1,889
5.950%, 1/28/31	10,269	9,822
6.700%, 2/16/32	1,932	1,891
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	4,532	4,374
Poinsettia Finance Ltd. S.a.r.l. RegS 6.625%, 6/17/31(4)	3,763	3,650
SM Energy Co. 144A 8.750%, 7/1/31(2)	1,875	1,960
South Bow Canadian Infrastructure Holdings Ltd. 7.625%, 3/1/55	1,675	1,725
Sunoco LP
144A 4.625%, 5/1/30(2)	5,070	4,879
144A 5.375%, 7/15/31(2)	310	307
USA Compression Partners LP 144A 7.125%, 3/15/29(2)	2,835	2,901
Uzbekneftegaz JSC 144A 8.750%, 5/7/30(2)	1,707	1,794
YPF S.A. 144A 6.950%, 7/21/27(2)	2,358	2,360
		130,571

Financials—11.0%
Acwa Power Management & Investments One Ltd. 144A 5.950%, 12/15/39(2)	1,535	1,508
AerCap Ireland Capital DAC
6.950%, 3/10/55	4,340	4,442
6.500%, 1/31/56	3,660	3,664
	Par Value(1)	Value

Financials—continued
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(2)	$4,655	$4,758
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(2)	4,500	4,524
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 6.852%, 8/15/53(7)	5,111	5,110
Ally Financial, Inc. 8.000%, 11/1/31	8,215	9,109
American Express Co.
5.085%, 1/30/31	1,910	1,942
(SOFR + 0.750%) 4.416%, 4/23/27(7)	4,370	4,371
(SOFR + 0.930%) 4.596%, 7/26/28(7)	897	899
American National Group, Inc. 7.000%, 12/1/55	1,750	1,660
Apollo Debt Solutions BDC 144A 5.200%, 12/8/28(2)	6,935	6,849
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(2)	2,890	3,009
Ascent Resources Utica Holdings LLC 144A 6.625%, 10/15/32(2)	4,800	4,869
Atlas Warehouse Lending Co. LP 144A 4.625%, 11/15/28(2)	4,670	4,599
Avolon Holdings Funding Ltd.
144A 5.750%, 11/15/29(2)	4,805	4,915
144A 5.375%, 5/30/30(2)	1,765	1,785
144A 4.850%, 4/1/33(2)	720	690
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	1,000	1,010
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(2)	928	935
Banco de Credito e Inversiones S.A. 144A 7.500% (2)(9)	3,430	3,577
Banco Mercantil del Norte S.A. 144A 5.875% (2)(9)	6,492	6,415
Bangkok Bank PCL 144A 3.733%, 9/25/34(2)	3,220	3,047
Bank of America Corp.
6.125%(9)	4,600	4,608
1.734%, 7/22/27	9,930	9,847
2.551%, 2/4/28	3,725	3,668
	Par Value(1)	Value

Financials—continued
Bank of New York Mellon Corp. (The) Series F 4.625% (9)	$9,470	$9,431
Barclays plc 7.385%, 11/2/28	3,215	3,348
Blackstone Private Credit Fund 5.950%, 7/16/29	7,205	7,098
Block, Inc.
6.500%, 5/15/32	3,495	3,527
144A 5.625%, 8/15/30(2)	530	527
Blue Owl Credit Income Corp. 6.650%, 3/15/31	90	89
Capital One Financial Corp. 4.493%, 9/11/31	9,635	9,460
CBQ Finance Ltd. RegS 5.375%, 3/28/29(4)	2,646	2,648
Charles Schwab Corp. (The)
Series H 4.000%(9)	7,920	7,326
Series I 4.000%(9)	1,895	1,882
Citadel Finance LLC 144A 4.750%, 2/14/29(2)	5,680	5,565
Citigroup, Inc.
4.503%, 9/11/31	4,025	3,979
(SOFR + 1.280%) 4.936%, 2/24/28(7)	8,147	8,184
CK Hutchison International 23 Ltd. 144A 4.750%, 4/21/28(2)	1,555	1,567
CompoSecure Holdings LLC 144A 5.625%, 2/1/33(2)	30	29
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)(5)	2,166	2,244
Corebridge Financial, Inc. 6.875%, 12/15/52	8,938	9,006
DAE Funding LLC 144A 3.375%, 3/20/28(2)	2,803	2,697
Daimler Truck Finance North America LLC 144A 4.500%, 4/12/31(2)	1,310	1,285
DBR Land Holdings LLC 144A 6.250%, 12/1/30(2)	2,515	2,546
Deutsche Bank AG
2.311%, 11/16/27	1,775	1,751
6.819%, 11/20/29	1,700	1,785
4.999%, 9/11/30	6,780	6,812
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(2)	7,450	6,996
F&G Annuities & Life, Inc. 6.500%, 6/4/29	7,300	7,330
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Fedex Freight Holding Co., Inc. 144A 4.650%, 3/15/31(2)	$865	$850
Fifth Third Bancorp 4.055%, 4/25/28	2,565	2,551
First Abu Dhabi Bank PJSC RegS 6.320%, 4/4/34(4)	1,267	1,282
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)	9,510	9,421
Foundry JV Holdco LLC 144A 5.900%, 1/25/30(2)	6,515	6,742
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(2)	2,000	1,926
Global Payments, Inc. 4.875%, 11/15/30	9,400	9,231
Goldman Sachs Group, Inc. (The)
4.369%, 10/21/31	1,160	1,137
4.516%, 1/21/32	981	966
(SOFR + 0.920%) 4.587%, 10/21/29(5)(7)	2,000	2,001
(SOFR + 0.960%) 4.627%, 1/21/32(5)(7)	6,995	6,945
Goldman Sachs Private Credit Corp. 144A 5.050%, 2/23/28(2)	6,105	6,012
HA Sustainable Infrastructure Capital, Inc. 6.150%, 1/15/31	4,245	4,321
HTA Group Ltd. 144A 7.500%, 6/4/29(2)	1,729	1,751
HUB International Ltd. 144A 7.250%, 6/15/30(2)	5,305	5,434
Huntington Bancshares, Inc.
6.208%, 8/21/29	3,920	4,067
5.272%, 1/15/31	805	817
4.623%, 1/28/32	4,700	4,631
Imperial Brands Finance plc 144A 5.500%, 2/1/30(2)	6,685	6,856
Israel Discount Bank Ltd. 144A, RegS 5.375%, 1/26/28(2)(4)	2,619	2,624
JH North America Holdings, Inc. 144A 5.875%, 1/31/31(2)	9,930	9,847
JPMorgan Chase & Co.
1.578%, 4/22/27	4,820	4,812
4.323%, 4/26/28	5,930	5,927
(SOFR + 1.180%) 4.836%, 2/24/28(7)	13,015	13,086
KeyCorp 5.121%, 4/4/31	8,900	8,988
	Par Value(1)	Value

Financials—continued
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	$7,870	$7,775
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	9,360	9,144
Lseg U.S. Fin Corp. 144A 4.500%, 3/23/31(2)	9,540	9,421
Melco Resorts Finance Ltd. (Macau) 144A 5.375%, 12/4/29(2)	1,779	1,706
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)	6,935	6,730
Minejesa Capital B.V. 144A 4.625%, 8/10/30(2)	1,562	1,539
Morgan Stanley
2.475%, 1/21/28	10,911	10,740
3.591%, 7/22/28(7)	1,730	1,710
3.772%, 1/24/29	6,000	5,920
Movida Europe S.A. 144A 7.850%, 4/11/29(2)(5)	2,126	2,064
MSCI, Inc. 144A 3.625%, 9/1/30(2)	10,189	9,631
NextEra Energy Capital Holdings, Inc. 6.375%, 8/15/55	10,100	10,289
OAK-Eagle Acquireco, Inc. 144A 7.250%, 7/1/33(2)	710	736
OneMain Finance Corp.
6.625%, 1/15/28	1,790	1,802
6.125%, 5/15/30	855	836
6.750%, 3/15/32	3,405	3,304
Organon & Co. 144A 4.125%, 4/30/28(2)	6,085	5,905
PNC Financial Services Group, Inc. (The) 5.222%, 1/29/31	8,965	9,145
RGA Global Funding 144A 4.600%, 11/25/30(2)	7,048	6,965
Rocket Cos., Inc. 144A 6.125%, 8/1/30(2)	1,585	1,600
Sasol Financing USA LLC 4.375%, 9/18/26	1,608	1,598
Societe Generale S.A. 144A 5.634%, 1/19/30(2)	6,240	6,380
South Bow USA Infrastructure Holdings LLC 5.026%, 10/1/29	8,560	8,615
Standard Chartered plc 144A 6.301%, 1/9/29(2)	1,475	1,515
State Street Corp. Series I 6.700% (9)	5,155	5,238
Stellantis Finance U.S., Inc. 144A 5.750%, 3/18/30(2)	6,825	6,788
	Par Value(1)	Value

Financials—continued
Texas Capital Bancshares, Inc.
4.000%, 5/6/31	$5,470	$5,461
5.301%, 2/27/32	2,010	1,982
Toronto-Dominion Bank (The) 8.125%, 10/31/82	7,920	8,171
Truist Bank 4.632%, 9/17/29	6,950	6,890
Truist Financial Corp. 7.161%, 10/30/29	4,440	4,719
U.S. Bancorp 5.046%, 2/12/31	8,900	9,030
UBS AG 5.650%, 9/11/28	6,700	6,914
United Overseas Bank Ltd. 144A 2.000%, 10/14/31(2)	1,645	1,624
Wells Fargo & Co.
3.526%, 3/24/28	6,675	6,620
6.303%, 10/23/29	900	937
5.150%, 4/23/31	4,650	4,729
		525,320

Health Care—2.6%
180 Medical, Inc. 144A 3.875%, 10/15/29(2)	9,625	9,351
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(2)	4,775	4,739
Augusta SpinCo Corp. 4.656%, 3/23/31	4,450	4,430
Baxter International, Inc. 4.900%, 12/15/30	9,410	9,289
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(2)	1,625	1,588
Community Health Systems, Inc. 144A 5.250%, 5/15/30(2)	10,130	9,547
CVS Health Corp. 7.000%, 3/10/55	5,610	5,782
DaVita, Inc. 144A 4.625%, 6/1/30(2)	4,477	4,305
Dentsply Sirona, Inc. 3.250%, 6/1/30(5)	13,108	12,073
GENMAB A/S 144A 6.250%, 12/15/32(2)	350	359
HCA, Inc. 5.450%, 4/1/31	9,197	9,427
IQVIA, Inc.
5.700%, 5/15/28	4,267	4,350
6.250%, 2/1/29	2,095	2,177
144A 6.250%, 6/1/32(2)	4,515	4,585
Medline Borrower LP
144A 3.875%, 4/1/29(2)	2,390	2,312
144A 6.250%, 4/1/29(2)	1,590	1,620
144A 5.250%, 10/1/29(2)	5,790	5,739
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Royalty Pharma plc
5.150%, 9/2/29	$4,455	$4,535
4.450%, 3/25/31	1,500	1,480
Smith & Nephew plc 2.032%, 10/14/30	10,625	9,456
Tenet Healthcare Corp. 144A 5.500%, 11/15/32(2)	4,685	4,642
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	2,132	2,111
4.750%, 5/9/27	707	703
Universal Health Services, Inc. 1.650%, 9/1/26	10,250	10,128
Viatris, Inc. 144A 2.300%, 6/22/27(2)	— (10)	— (10)
		124,728

Industrials—2.1%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)	500	477
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	8,289	8,290
Aviation Capital Group LLC 144A 5.375%, 7/15/29(2)	6,235	6,333
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(2)	6,511	6,315
Boeing Co. (The) 6.388%, 5/1/31	1,720	1,834
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	7,896	7,241
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(2)	6,060	5,580
Carpenter Technology Corp. 144A 5.625%, 3/1/34(2)	220	218
Clarios Global LP 144A 6.750%, 2/15/30(2)	225	230
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	10,019	9,060
Esab Corp. 144A 5.625%, 4/1/31(2)	585	589
Flowserve Corp. 3.500%, 10/1/30	8,885	8,358
FTAI Aviation Investors LLC 144A 7.000%, 5/1/31(2)	4,460	4,572
	Par Value(1)	Value

Industrials—continued
Herc Holdings, Inc.
144A 7.000%, 6/15/30(2)	$4,785	$4,906
144A 5.750%, 3/15/31(2)	290	286
Hexcel Corp. 4.200%, 2/15/27	10,770	10,734
Hilton Domestic Operating Co., Inc. 144A 5.750%, 9/15/33(2)	4,920	4,898
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	6,200	5,871
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(2)	4,940	4,954
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(2)	965	979
Stanley Black & Decker, Inc. 6.707%, 3/15/60	6,285	6,138
United Airlines Holdings, Inc.
4.875%, 3/1/29	1,055	1,032
5.375%, 3/1/31	300	294
WESCO Distribution, Inc. 144A 5.250%, 4/15/31(2)	3,255	3,236
		102,425

Information Technology—1.3%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(2)	11,502	11,129
Broadcom, Inc. 4.350%, 2/15/30	8,220	8,191
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(2)	6,965	6,719
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(2)	2,165	2,144
Gartner, Inc. 144A 3.750%, 10/1/30(2)	10,310	9,375
Kyndryl Holdings, Inc. 2.700%, 10/15/28	7,285	6,738
Oracle Corp. 6.250%, 11/9/32	6,360	6,526
TSMC Global Ltd. 144A 1.375%, 9/28/30(2)(5)	1,884	1,659
Vontier Corp. 2.400%, 4/1/28	8,630	8,272
		60,753

Materials—1.5%
Bayport Polymers LLC 144A 4.743%, 4/14/27(2)	10,485	10,490
	Par Value(1)	Value

Materials—continued
Berry Global, Inc. 5.800%, 6/15/31	$7,775	$8,048
Braskem Netherlands Finance B.V. 144A 4.500%, 1/10/28(2)	4,104	1,953
Capstone Copper Corp. 144A 6.750%, 3/31/33(2)	5,775	5,737
Corp. Nacional del Cobre de Chile
144A 3.150%, 1/14/30(2)	5,969	5,597
144A 5.950%, 1/8/34(2)	1,355	1,387
Fortescue Treasury Pty Ltd. 144A 5.875%, 4/15/30(2)	3,264	3,303
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)	4,825	4,795
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(2)	3,120	2,899
Smurfit Kappa Treasury ULC 5.200%, 1/15/30	8,006	8,153
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(2)	2,825	2,785
Sonoco Products Co. 4.600%, 9/1/29	9,080	9,054
Standard Industries, Inc. 144A 4.375%, 7/15/30(2)	5,040	4,750
Suzano Austria GmbH 6.000%, 1/15/29	2,205	2,252
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	1,061	1,056
		72,259

Real Estate—0.4%
EPR Properties 4.750%, 11/15/30	9,665	9,433
Iron Mountain, Inc. 144A 5.250%, 7/15/30(2)	4,885	4,746
Millrose Properties, Inc. 144A 6.375%, 8/1/30(2)	2,980	2,979
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(4)	1,335	1,328
		18,486

Utilities—2.1%
Abu Dhabi National Energy Co. PJSC 144A 4.375%, 1/24/29(2)	1,786	1,763
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(4)	1,000	913
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Utilities—continued
AES Corp. (The) 7.600%, 1/15/55	$4,075	$4,042
Algonquin Power & Utilities Corp. 5.365%, 6/15/26(6)	4,565	4,569
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(2)	1,386	1,424
Electricite de France S.A. 144A 5.700%, 5/23/28(2)	7,110	7,280
ENEL Finance International N.V. 144A 5.125%, 6/26/29(2)	3,560	3,610
Entergy Corp. 7.125%, 12/1/54	8,775	8,992
Eskom Holdings 144A 8.450%, 8/10/28(2)	1,563	1,639
Ferrellgas LP 144A 5.875%, 4/1/29(2)	5,285	5,052
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	900	871
NiSource, Inc. 6.950%, 11/30/54	5,370	5,522
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 5.450%, 5/21/28(2)	10,118	10,214
Puget Energy, Inc. 2.379%, 6/15/28	7,558	7,204
Southern Co. (The) Series 21-A 3.750%, 9/15/51	13,578	13,443
Spire, Inc. 6.250%, 6/1/56	6,060	5,992
Venture Global Plaquemines LNG LLC
144A 7.500%, 5/1/33(2)	450	495
144A 6.500%, 1/15/34(2)	4,715	4,915
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(2)	7,035	7,281
XPLR Infrastructure Operating Partners LP 144A 7.250%, 1/15/29(2)	2,515	2,588
		97,809

Total Corporate Bonds and Notes (Identified Cost $1,274,777)		1,276,758

	Par Value(1)	Value

Leveraged Loans—5.1%
Aerospace—0.3%
AAdvantage Loyality IP Ltd. (3 month Term SOFR + 2.250%) 5.918%, 4/20/28(7)	$3,206	$3,171
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 5.668%, 10/31/31(7)	2,494	2,492
Tranche B-2 (1 month Term SOFR + 2.000%) 5.668%, 10/31/31(7)	948	948
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 6.700%, 3/18/30(7)	3,826	3,817
TransDigm, Inc. Tranche J (1 month Term SOFR + 2.500%) 6.168%, 2/28/31(7)	3,153	3,153
		13,581

Chemicals—0.1%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.918%, 2/19/30(7)	3,090	2,683
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.168%, 12/31/29(7)	2,656	2,632
		5,315

Consumer Durables—0.1%
Resideo Funding, Inc. (3 month Term SOFR + 2.000%) 5.674%, 8/13/32(7)	2,821	2,810
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 6.950%, 9/13/32(7)	1,257	1,259
		4,069

Energy—0.4%
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.688%, 9/29/32(7)	4,349	4,367
CQP Holdco LP Tranche B (3 month Term SOFR + 1.750%) 5.450%, 12/31/32(7)	3,275	3,257
	Par Value(1)	Value

Energy—continued
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.250%) 6.893%, 2/11/33(7)	$2,475	$2,473
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 5.646%, 10/4/30(7)	3,747	3,746
Hilcorp Energy I LP (1 month Term SOFR + 1.750%) 5.425%, 2/11/30(7)	1,569	1,567
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 5.926%, 10/5/28(7)	4,113	4,114
Paragon Offshore Finance Co. (6 month PRIME + 0.000%) 3.750%, 7/19/27(3)(8)	4	—
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.000%, 3/3/31(7)	2,226	2,228
		21,752

Financials—0.2%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 6.668%, 11/6/30(7)	2,622	2,536
AmWINS Group, Inc. 2026, Tranche B (1 month Term SOFR + 2.000%) 5.668%, 1/30/32(7)	2,334	2,316
Citadel Securities LP 2024 (3 month Term SOFR + 2.000%) 5.700%, 10/31/31(7)	3,425	3,427
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 6.450%, 5/6/31(7)	2,895	2,851
		11,130

Food / Tobacco—0.4%
Del Monte Foods, Inc.
(1 month Term SOFR + 4.350%) 8.011% - 8.028%, 8/2/28(8)(11)	2,198	66
(1 month Term SOFR + 4.850%) 8.528%, 8/2/28(8)(11)	5,062	51
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Food / Tobacco—continued
(1 month Term SOFR + 8.100%) 11.767%, 8/2/28(8)(11)	$966	$456
(1 month Term SOFR + 9.600%) 13.265%, 6/1/26(7)(8)	1,114	869
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.250%) 5.877%, 9/30/31(7)	3,335	3,264
Pegasus Bidco B.V. 2025 (2 month Term SOFR + 2.750%) 0.000%, 7/12/29(7)(12)	2,000	1,990
Red SPV LLC (1 month Term SOFR + 2.250%) 5.925%, 3/15/32(7)	2,810	2,803
Sazerac Co., Inc. Tranche B-2 (1 month Term SOFR + 2.000%) 5.670%, 7/9/32(7)	2,269	2,266
Triton Water Holdings, Inc.
2025 (3 month Term SOFR + 2.250%) 5.922%, 3/31/28(7)	3,883	3,885
2026 0.000%, 3/19/31(7)(12)	3,655	3,659
		19,309

Food and Drug—0.1%
Opal Bidco SAS 2025, Tranche B-4, First Lien (3 month Term SOFR + 3.000%) 6.700%, 4/28/32(7)	3,773	3,769
Forest Prod / Containers—0.1%
Clydesdale Acquisition Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 3.250%) 6.918%, 4/1/32(7)	3,387	3,155
Gaming / Leisure—0.6%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.918%, 2/6/30(7)	2,717	2,636
Entain plc Tranche B-6 (3 month Term SOFR + 2.250%) 5.951%, 10/31/29(7)	3,451	3,447
Flutter Entertainment plc 2024, Tranche B (3 month Term SOFR + 1.750%) 5.450%, 11/30/30(7)	4,547	4,490
	Par Value(1)	Value

Gaming / Leisure—continued
Life Time, Inc. 2025, Tranche B, First Lien (1 month Term SOFR + 2.000%) 5.671%, 11/5/31(7)	$3,493	$3,490
Light & Wonder International, Inc. Tranche B-3 (1 month Term SOFR + 2.000%) 5.675%, 4/16/29(7)	3,144	3,141
Live Nation Entertainment, Inc. Tranche B (1 month Term SOFR + 2.000%) 5.675%, 10/21/32(7)	3,506	3,502
Oak-Eagle Acquireco, Inc. Tranche B 0.000%, 3/24/33(7)(12)	2,730	2,713
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 6.532%, 3/13/28(7)	3,910	3,674
UFC Holdings LLC Tranche B-5 (3 month Term SOFR + 2.000%) 5.664%, 11/21/31(7)	3,487	3,482
		30,575

Health Care—0.3%
Biomarin Pharmaceutical, Inc. Tranche B 0.000%, 1/28/33(7)(12)	430	429
Genmab A/S Tranche B (3 month Term SOFR + 3.000%) 6.700%, 12/10/32(7)	790	792
Hologic, Inc. Tranche B 0.000%, 1/14/33(7)(12)	3,110	3,071
Medline Borrower LP 2030 (1 month Term SOFR + 1.750%) 5.418%, 10/23/30(7)	3,234	3,237
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.750%) 6.418%, 12/12/31(7)	4,067	4,050
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.168%, 2/21/31(7)	2,869	2,867
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 5.668%, 12/3/31(7)	2,390	2,373
		16,819

	Par Value(1)	Value

Housing—0.2%
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 5.918%, 12/17/31(7)	$2,469	$2,470
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.450%, 9/24/32(7)	1,485	1,481
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 5.918%, 3/19/29(7)	3,732	3,727
		7,678

Information Technology—0.3%
CACI International, Inc. Tranche B-2 (1 month Term SOFR + 1.750%) 5.418%, 2/25/33(7)	1,235	1,233
Composecure Holdings LLC (1 month Term SOFR + 2.250%) 5.928%, 1/14/33(7)	1,020	1,016
Shift4 Payments LLC (3 month Term SOFR + 2.000%) 5.652%, 7/3/32(7)	2,300	2,293
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 5.668%, 5/9/31(7)	4,582	4,564
UKG, Inc. Tranche B (3 month Term SOFR + 2.500%) 6.167%, 2/10/31(7)	3,763	3,590
		12,696

Manufacturing—0.3%
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.168%, 11/3/31(7)	3,479	3,473
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 5.418%, 6/4/31(7)	3,925	3,917
Madison IAQ LLC 2025 (3 month Term SOFR + 2.750%) 6.378%, 11/8/32(7)	4,268	4,274
MV Holding GmbH Tranche B (1 month Term SOFR + 2.000%) 5.668%, 3/17/32(7)	1,156	1,157
		12,821

See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Media / Telecom - Broadcasting—0.2%
EOC Borrower LLC Tranche B (1 month Term SOFR + 2.750%) 6.418%, 3/24/32(7)	$1,965	$1,956
Nexstar Media, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.168%, 6/28/32(7)	4,214	4,165
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.282%, 1/31/29(7)	3,597	3,559
		9,680

Media / Telecom - Cable/Wireless Video—0.3%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 5.911%, 12/15/31(7)	3,236	3,234
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.918%, 9/18/30(7)	3,480	3,292
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.178%, 8/2/29(7)	3,322	3,326
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 6.961%, 11/12/27(7)	4,289	4,080
		13,932

Media / Telecom - Diversified Media—0.1%
Century DE Buyer LLC 2025 (3 month Term SOFR + 3.000%) 6.667%, 10/30/30(7)	2,035	1,975
Formula One Management Ltd. Tranche B-1 (3 month Term SOFR + 1.750%) 5.450%, 9/30/31(7)	3,640	3,629
		5,604

Media / Telecom - Telecommunications—0.1%
Cincinnati Bell, Inc. Tranche B-5 (1 month Term SOFR + 2.250%) 5.918%, 11/22/28(7)	3,752	3,742
	Par Value(1)	Value

Retail—0.1%
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.918%, 6/11/31(7)	$2,394	$2,366
Peer Holding III B.V. Tranche B (3 month Term SOFR + 2.500%) 6.200%, 10/26/30(7)	2,901	2,894
		5,260

Service—0.4%
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 5.668%, 8/12/32(7)	2,079	2,058
Amentum Holdings LLC (1 month Term SOFR + 2.000%) 5.668%, 9/29/31(7)	3,582	3,579
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.000%) 5.667%, 4/20/29(7)	2,910	2,898
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 5.668%, 1/31/31(7)	2,803	2,782
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.200%, 11/24/28(7)	3,980	3,630
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 5.664%, 10/13/30(7)	2,811	2,796
		17,743

Transportation - Automotive—0.2%
American Axle & Manufacturing, Inc. Tranche C (3 month Term SOFR + 3.350%) 6.912%, 2/3/33(7)	2,282	2,269
Belron Finance 2019 LLC (3 month Term SOFR + 2.000%) 5.660%, 10/16/31(7)	3,382	3,379
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.168%, 5/6/30(7)	2,905	2,893
		8,541

	Par Value(1)	Value

Utilities—0.3%
Astoria Energy LLC Tranche B (1-3 month Term SOFR + 2.750%) 5.923% - 5.966%, 6/23/32(7)	$2,473	$2,474
Cornerstone Generation LLC Tranche B (3 month Term SOFR + 2.250%) 5.917%, 8/11/32(7)	2,989	2,987
Hunterstown Generation LLC (3 month Term SOFR + 3.000% - 3 month PRIME + 2.000%) 6.700% - 8.750%, 11/6/31(7)	3,388	3,387
Indeck Niles LLC Tranche B (3 month Term SOFR + 2.750%) 6.419%, 3/9/33(7)	1,555	1,553
South Field Energy LLC
Tranche B (3 month Term SOFR + 3.000%) 6.700%, 8/29/31(7)	1,123	1,123
Tranche C (3 month Term SOFR + 3.000%) 6.700%, 8/29/31(7)	70	70
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.668%, 1/27/31(7)	3,119	3,112
		14,706

Total Leveraged Loans (Identified Cost $250,622)		241,877

	Shares
Common Stock—0.0%
Communication Services—0.0%
Atento Luxco 1 S.A.(8)(13)	46,327	771
Total Common Stock (Identified Cost $—(10))		771

Affiliated Exchange-Traded Funds—1.4%
Financials—1.4%
Virtus Newfleet Securitized Income ETF(5)(14)(15)	1,882,229	45,514
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Financials—continued
Virtus Newfleet Short Duration High Yield Bond ETF(14)(15)	1,031,000	$22,177
		67,691

Total Affiliated Exchange-Traded Funds (Identified Cost $68,620)		67,691

Total Long-Term Investments—98.3% (Identified Cost $4,714,710)		4,693,920

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(15)(16)	12,775,662	12,776
Total Securities Lending Collateral (Identified Cost $12,776)		12,776

TOTAL INVESTMENTS—98.6% (Identified Cost $4,727,486)		$4,706,696
Other assets and liabilities, net—1.4%		65,703
NET ASSETS—100.0%		$4,772,399

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
CDX.HY.CDSI	CDX High Yield Credit Default Swap Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company
Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At March 31, 2026, these
securities amounted to a value of $2,693,007 or
56.4% of net assets.

(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	All or a portion of security is on loan.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of March 31, 2026.
(7)
Variable rate security. Rate disclosed is as of
March 31, 2026. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread
but are determined by the issuer or agent and are
based on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	No contractual maturity date.
(10)	Amount is less than $500 (not in thousands).
(11)	Security in default; interest payments are being received.
(12)	This loan will settle after March 31, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(13)	Non-income producing.
(14)	Affiliated investment. See Note 4I in Notes to Financial Statements.
(15)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(16)	Represents security purchased with cash collateral received for securities on loan.

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
United States	86%
Mexico	1
Canada	1
United Kingdom	1
Ireland	1
Cayman Islands	1
South Africa	1
Other	8
Total	100%
† % of total investments as of March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)

Centrally cleared credit default swaps - sell protection(1) outstanding as of March 31, 2026 was as follows:
Reference Entity	Payment Frequency	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.HY.CDSI.S46	Quarterly	5.000%	6/20/31	$45,025	$2,232	$1,755	$477	$—
Total					$2,232	$1,755	$477	$—

Footnote Legend:
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$328,547	$—	$328,547	$—
Foreign Government Securities	344,818	—	344,818	—
Mortgage-Backed Securities	1,181,850	—	1,181,850	—
Asset-Backed Securities	1,251,608	—	1,216,261	35,347
Corporate Bonds and Notes	1,276,758	—	1,276,758	—
Leveraged Loans	241,877	—	240,435	1,442 (1)
Common Stock	771	—	—	771
Affiliated Exchange-Traded Funds	67,691	67,691	—	—
Securities Lending Collateral	12,776	12,776	—	—
Other Financial Instruments:
Centrally Cleared Credit Default Swaps*	2,232	—	2,232	—
Total Investments	$4,708,928	$80,467	$4,590,901	$37,560

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of $30,741 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset- Backed Securities	Leveraged Loans	Common Stock
Investments in Securities
Balance as of September 30, 2025:	$88	$—	$88 (a)	$—
Accrued discount/(premium)	62	— (b)	62	—
Net change in unrealized appreciation (depreciation)(c)	731	(18)	(22)	771
Purchases	6,000	6,000	—	— (b)
Sales(d)	(62)	—	(62)	—
Transfers into Level 3(e)	30,741	29,365	1,376	—
Balance as of March 31, 2026	$37,560	$35,347	$1,442 (a)	$771
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500 (not in thousands).
(c) The net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026, was $(260).
(d) Includes paydowns on securities.
(e) Transfers into and/or from represent the ending value as of March 31, 2026, for any investment security where a change in the pricing level occured from the beginning to the end of the period.
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
Corporate Bonds and Notes—3.5%
Communication Services—0.7%
CSC Holdings LLC 144A 4.125%, 12/1/30(1)	$200	$120
DIRECTV Financing LLC
144A 8.875%, 2/1/30(1)	35	35
144A 8.875%, 2/1/30(1)	25	25
DISH Network Corp. 144A 11.750%, 11/15/27(1)	305	314
Gray Media, Inc.
144A 9.625%, 7/15/32(1)	110	110
144A 7.250%, 8/15/33(1)	195	196
McGraw-Hill Education, Inc. 144A 7.375%, 9/1/31(1)	100	102
		902

Financials—0.9%
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(1)	500	511
CompoSecure Holdings LLC 144A 5.625%, 2/1/33(1)	165	161
Grifols S.A. 144A 4.750%, 10/15/28(1)	200	196
Organon & Co. 144A 4.125%, 4/30/28(1)	360	350
		1,218

Health Care—0.6%
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	550	582
Organon & Co. 144A 7.875%, 5/15/34(1)	175	144
		726

Industrials—0.9%
Columbus McKinnon Corp. 144A 7.125%, 2/1/33(1)	500	500
Garda World Security Corp. 144A 8.375%, 11/15/32(1)	200	200
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	20	21
Icahn Enterprises LP 144A 10.000%, 11/15/29(1)	125	123
VoltaGrid LLC 144A 7.375%, 11/1/30(1)	260	268
		1,112

Information Technology—0.1%
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	75	75
Materials—0.3%
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(1)	190	177
	Par Value	Value

Materials—continued
Trivium Packaging Finance B.V. 144A 8.250%, 7/15/30(1)	$203	$212
		389

Total Corporate Bonds and Notes (Identified Cost $4,378)		4,422

Leveraged Loans—91.3%
Aerospace—3.4%
AAdvantage Loyality IP Ltd. (3 month Term SOFR + 2.250%) 5.918%, 4/20/28(2)	862	853
Brown Group Holding LLC (1 month Term SOFR + 2.500%) 6.168%, 7/1/31(2)	773	774
Kaman Corp. (3 month Term SOFR + 2.500%) 6.200%, 2/26/32(2)	620	620
Karman Holdings LLC 2026, Tranche B (3 month Term SOFR + 2.750%) 6.461%, 4/1/32(2)	125	125
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 6.700%, 3/18/30(2)	566	564
TransDigm, Inc. Tranche J (1 month Term SOFR + 2.500%) 6.168%, 2/28/31(2)	1,293	1,293
Vista Management Holding, Inc. (2 month Term SOFR + 3.750%) 7.411%, 4/1/31(2)	84	83
		4,312

Chemicals—3.6%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.918%, 2/19/30(2)	728	632
Ineos U.S. Finance LLC 2031 (1 month Term SOFR + 3.000%) 6.668%, 2/7/31(2)	676	579
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.168%, 12/31/29(2)	846	838
Nouryon Finance B.V. 2024, Tranche B-1 (3-6 month Term SOFR + 3.250%) 7.036%, 4/3/28(2)	1,107	1,083
USALCO LLC
2025 (1 month Term SOFR + 3.500%) 7.168%, 9/30/31(2)	541	539
	Par Value	Value

Chemicals—continued
2025 (1 month Term SOFR + 3.500%) 7.176%, 9/30/31(2)	$56	$56
Windsor Holdings III LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.418%, 8/1/30(2)	868	854
		4,581

Consumer Durables—1.9%
Gloves Buyer, Inc. (1 month Term SOFR + 4.000%) 7.668%, 5/21/32(2)	514	511
Resideo Funding, Inc. (3 month Term SOFR + 2.000%) 5.674%, 8/13/32(2)	408	406
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 6.950%, 9/13/32(2)	369	370
White Cap Supply Holdings LLC
Tranche C (1 month Term SOFR + 3.250%) 6.918%, 10/19/29(2)	641	616
Tranche D (1 month Term SOFR + 3.500%) 7.168%, 2/10/33(2)	510	484
		2,387

Consumer Non-Durables—1.7%
AI Aqua Merger Sub, Inc. 2026, Tranche B (1-3 month Term SOFR + 2.500%) 6.161%, 7/31/28(2)	1,072	1,068
Albion Financing 3 S.a.r.l. 2025, Tranche A (3 month Term SOFR + 3.000%) 6.664%, 5/21/31(2)	428	427
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 9.200%, 1/31/31(2)	637	559
Energizer Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 5.675%, 3/13/32(2)	142	142
		2,196

Energy—1.6%
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.688%, 9/29/32(2)	529	531
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.250%) 6.893%, 2/11/33(2)	415	415
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Energy—continued
M6 ETX Holdings II Midco LLC Tranche B (1 month Term SOFR + 2.500%) 6.168%, 4/1/32(2)	$266	$267
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 5.926%, 10/5/28(2)	460	460
Paragon Offshore Finance Co. Escrow 0.000%, 7/19/27(3)(4)	—	—
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.000%, 3/3/31(2)	321	321
		1,994

Financials—5.2%
Acrisure LLC 2025, Tranche B7 (1 month Term SOFR + 3.250%) 6.918%, 6/21/32(2)	1,266	1,224
AmWINS Group, Inc. 2026, Tranche B (1 month Term SOFR + 2.000%) 5.668%, 1/30/32(2)	655	650
Ardonagh Group Finco Pty Ltd. 2025, Tranche B (3-6 month Term SOFR + 2.750%) 6.370% - 6.450%, 2/15/31(2)	677	661
Azorra Soar TLB Finance Ltd. (3 month Term SOFR + 2.500%) 6.174%, 10/18/29(2)	319	319
Broadstreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 2.500%) 6.168%, 6/13/31(2)	706	688
Citadel Securities LP 2024 (3 month Term SOFR + 2.000%) 5.700%, 10/31/31(2)	494	494
Finco I LLC 2025 (1 month Term SOFR + 1.750%) 5.418%, 6/27/29(2)	339	329
Focus Financial Partners LLC Tranche B (1 month Term SOFR + 2.500%) 6.168%, 9/15/31(2)	616	595
Pac Dac LLC (1-3 month Term SOFR + 3.250%) 6.907% - 6.917%, 10/28/30(2)	678	667
	Par Value	Value

Financials—continued
Trucordia Insurance Holdings LLC 2025, Tranche B, First Lien (1 month Term SOFR + 3.250%) 6.918%, 6/17/32(2)	$363	$334
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 6.450%, 5/6/31(2)	700	689
		6,650

Food / Tobacco—4.9%
Aspire Bakeries Holdings LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.668%, 12/23/30(2)	321	321
CHG PPC Parent LLC 2021 (1 month Term SOFR + 3.114%) 6.782%, 12/8/28(2)	432	431
Chobani LLC 2025, Tranche B, First Lien (1 month Term SOFR + 2.250%) 5.918%, 10/28/32(2)	384	384
Del Monte Foods, Inc.
(1 month Term SOFR + 4.350%) 8.011% - 8.028%, 8/2/28(3)(5)	345	10
(1 month Term SOFR + 4.850%) 8.528%, 8/2/28(3)(5)	795	8
(1 month Term SOFR + 8.100%) 11.767%, 8/2/28(3)(5)	152	72
(1 month Term SOFR + 9.600%) 13.265%, 6/1/26(2)(3)	175	136
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.250%) 5.877%, 9/30/31(2)	1,075	1,052
Nourish Buyer I, Inc. 2026 (1 month Term SOFR + 4.000%) 7.669%, 7/9/32(2)	90	90
Pegasus Bidco B.V. 2025 (2 month Term SOFR + 2.750%) 6.403%, 7/12/29(2)	841	837
Red SPV LLC (1 month Term SOFR + 2.250%) 5.925%, 3/15/32(2)	625	624
Sazerac Co., Inc. Tranche B-2 (1 month Term SOFR + 2.000%) 5.670%, 7/9/32(2)	339	339
Sigma Holdco B.V. Tranche B-15 (6 month Term SOFR + 4.250%) 7.880%, 10/31/30(2)	548	536
	Par Value	Value

Food / Tobacco—continued
Snacking Investments Bidco Pty Ltd. (3 month Term SOFR + 3.000%) 6.667%, 10/29/32(2)	$140	$140
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.700%, 9/27/30(2)	351	347
Treehouse Foods, Inc. (1 month Term SOFR + 4.250%) 7.918%, 2/4/33(2)	430	427
Triton Water Holdings, Inc. 2026 0.000%, 3/19/31(2)(6)	520	520
		6,274

Food and Drug—1.0%
Dechra Pharmaceuticals Holdings Ltd. Tranche B-3 (6 month Term SOFR + 2.750%) 6.387%, 1/27/32(2)	516	516
Opal Bidco SAS 2025, Tranche B-4, First Lien (3 month Term SOFR + 3.000%) 6.700%, 4/28/32(2)	781	780
		1,296

Forest Prod / Containers—1.1%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 6.843%, 4/13/29(2)	747	711
Graham Packaging Co., Inc. (1 month Term SOFR + 2.250%) 5.918%, 1/26/33(2)	405	400
TricorBraun, Inc. (1 month Term SOFR + 3.250%) 6.918%, 3/3/31(2)	259	246
		1,357

Gaming / Leisure—5.9%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.918%, 2/6/30(2)	571	554
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 8.417%, 3/29/32(2)	375	380
Entain plc
Tranche B-5 (3 month Term SOFR + 2.250%) 5.951%, 7/30/32(2)	189	189
Tranche B-6 (3 month Term SOFR + 2.250%) 5.951%, 10/31/29(2)	276	275
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 3.250%) 6.918%, 1/27/29(2)	$595	$583
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.000%) 5.700%, 6/4/32(2)	354	349
J&J Ventures Gaming LLC 2025, Tranche B (1 month Term SOFR + 3.500%) 7.168%, 4/26/30(2)	406	401
Life Time, Inc. 2025, Tranche B, First Lien (1 month Term SOFR + 2.000%) 5.671%, 11/5/31(2)	547	547
Live Nation Entertainment, Inc. Tranche B (1 month Term SOFR + 2.000%) 5.675%, 10/21/32(2)	314	314
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.200%, 11/12/29(2)	457	398
Oak-Eagle Acquireco, Inc. Tranche B 0.000%, 3/24/33(2)(6)	505	502
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 7.950%, 8/1/30(2)	467	436
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 6.532%, 3/13/28(2)	918	862
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 6.652%, 4/4/29(2)	372	365
Turquoise Topco Ltd. (3 month Term SOFR + 3.250%) 6.951%, 12/30/32(2)	730	706
UFC Holdings LLC Tranche B-5 (3 month Term SOFR + 2.000%) 5.664%, 11/21/31(2)	670	669
		7,530

Health Care—10.8%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 6.576%, 5/1/30(2)	480	466
Alkermes, Inc. Tranche B (1 month Term SOFR + 2.750%) 6.418%, 8/12/31(2)	290	292
	Par Value	Value

Health Care—continued
Amneal Pharmaceuticals LLC (1 month Term SOFR + 3.000%) 6.668%, 8/2/32(2)	$264	$264
Argent Finco LLC 0.000%, 11/12/32(2)(6)	105	105
AthenaHealth Group, Inc. (1 month Term SOFR + 2.750%) 6.418%, 2/15/29(2)	503	493
Bausch & Lomb Corp. 2025 (1 month Term SOFR + 3.750%) 7.418%, 1/15/31(2)	481	482
CHG Healthcare Services, Inc. (3 month Term SOFR + 2.750%) 6.417%, 9/29/28(2)	671	671
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 6.418%, 5/1/31(2)	362	333
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 3.750%) 7.418%, 4/23/31(2)	168	166
Financiere Mendel (2 month Term SOFR + 2.750%) 6.389%, 11/8/30(2)	138	139
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 7.800%, 10/1/27(2)	924	896
Genmab A/S Tranche B (3 month Term SOFR + 3.000%) 6.700%, 12/10/32(2)	93	93
Global Medical Response, Inc. (3 month Term SOFR + 3.500%) 7.170%, 10/1/32(2)	557	555
Hanger, Inc.
(1 month Term SOFR + 3.500%) 7.168%, 10/23/31(2)	47	47
(1 month Term SOFR + 3.500%) 7.168%, 10/23/31(2)	584	585
Heartland Dental LLC 2025 (1 month Term SOFR + 3.750%) 7.418%, 8/25/32(2)	501	500
Hologic, Inc. Tranche B 0.000%, 1/14/33(2)(6)	565	558
Inizio Group Ltd. First Lien (3 month Term SOFR + 4.350%) 8.050%, 8/21/28(2)	302	269
IVC Acquisition Ltd. Tranche B-12 (3 month Term SOFR + 3.750%) 7.450%, 12/12/28(2)	723	719
	Par Value	Value

Health Care—continued
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 7.422%, 5/16/31(2)	$321	$320
Tranche B-2 (3 month Term SOFR + 3.500%) 7.152%, 5/16/31(2)	133	133
Lumexa Imaging, Inc. (3 month Term SOFR + 3.000%) 6.700%, 12/17/32(2)	210	210
Medline Borrower LP 2030 (1 month Term SOFR + 1.750%) 5.418%, 10/23/30(2)	818	818
Modivcare, Inc. (3 month Term SOFR + 5.000%) 8.701%, 12/2/30(2)	36	33
Paradigm Parent LLC (3 month Term SOFR + 4.500%) 8.200%, 4/16/32(2)	179	147
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.750%) 6.418%, 12/12/31(2)	558	556
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.168%, 2/21/31(2)	874	874
PointClickCare Technologies 2025, Tranche B, First Lien (1 month Term SOFR + 2.750%) 6.418%, 11/3/31(2)	282	280
Radiology Partners, Inc. Tranche B (3 month Term SOFR + 4.500%) 8.200%, 6/30/32(2)	373	367
Resonetics LLC 2026 (1 month Term SOFR + 2.750%) 6.421%, 6/18/31(2)	165	164
Sharp Services LLC Tranche E (3 month Term SOFR + 3.000%) 6.700%, 9/29/32(2)	269	269
Southern Veterinary Partners LLC 2025 (1 month Term SOFR + 2.500%) 6.181%, 12/4/31(2)	864	856
Surgery Center Holdings, Inc. 2025 (1 month Term SOFR + 2.500%) 6.168%, 12/19/30(2)	623	622
Upstream Newco, Inc. 2025 (3 month Term SOFR + 4.512%) 8.179%, 11/20/29(2)	425	392
		13,674

See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Housing—2.3%
Chariot Buyer LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.418%, 9/8/32(2)	$740	$733
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.450%, 9/24/32(2)	270	269
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.000%) 6.700%, 1/17/32(2)	474	471
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 7.525%, 6/6/31(2)	687	548
Quikrete Holdings, Inc.
2029, Tranche B (1 month Term SOFR + 2.250%) 5.918%, 3/19/29(2)	397	396
Tranche B-3 (1 month Term SOFR + 2.250%) 5.918%, 2/10/32(2)	505	504
		2,921

Information Technology—11.2%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.200%, 2/23/32(2)	90	89
Tranche B-1 (3 month Term SOFR + 2.250%) 5.950%, 2/24/31(2)	1,337	1,309
BMC Software 2031 (3 month Term SOFR + 3.000%) 6.673%, 7/30/31(2)	452	418
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 6.950%, 7/6/29(2)	764	542
Cloud Software Group, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 6.950%, 3/21/31(2)	594	542
Composecure Holdings LLC (1 month Term SOFR + 2.250%) 5.928%, 1/14/33(2)	175	174
ConnectWise LLC (3 month Term SOFR + 3.762%) 7.461%, 9/29/28(2)	1,078	992
Cornerstone OnDemand, Inc. (1 month Term SOFR + 3.864%) 7.532%, 10/16/28(2)	258	187
ECL Entertainment LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.668%, 8/30/30(2)	750	745
	Par Value	Value

Information Technology—continued
Epicor Software Corp. Tranche F (1 month Term SOFR + 2.500%) 6.168%, 5/30/31(2)	$803	$787
Finastra USA, Inc.
(3 month Term SOFR + 4.000%) 7.671%, 9/15/32(2)	570	534
Second Lien 0.000%, 9/15/33(2)(6)	155	133
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.168%, 1/30/32(2)	728	695
Ion Platform Finance U.S., Inc. (3 month Term SOFR + 3.750%) 7.450%, 10/7/32(2)	660	528
Javelin Buyer, Inc. (3 month Term SOFR + 2.750%) 6.417%, 12/5/31(2)	394	375
Project Ruby Ultimate Parent Corp. Tranche B-5 6.532%, 3/10/28(2)	926	921
Proofpoint, Inc. 2025, Tranche B, First Lien (3 month Term SOFR + 3.000%) 6.700%, 8/31/28(2)	1,105	1,068
RealPage, Inc. First Lien (3 month Term SOFR + 3.262%) 6.961%, 4/24/28(2)	459	439
Rocket Software, Inc. (1 month Term SOFR + 3.750%) 7.418%, 11/28/28(2)	640	613
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 5.668%, 5/9/31(2)	984	980
Trio Bidco, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.700%, 10/29/32(2)	592	572
UKG, Inc. Tranche B (3 month Term SOFR + 2.500%) 6.167%, 2/10/31(2)	1,169	1,115
Vantor Holdings, Inc. (6 month Term SOFR + 4.500%) 8.118%, 3/3/33(2)	430	421
		14,179

Manufacturing—5.8%
Alliance Laundry Systems LLC Tranche B (1-3 month Term SOFR + 2.250%) 5.917% - 5.923%, 8/19/31(2)	410	410
Arcline FM Holdings LLC 2025 6.450%, 6/23/30(2)	911	911
	Par Value	Value

Manufacturing—continued
Columbus McKinnon Corp. Tranche B (3 month Term SOFR + 3.500%) 7.200%, 2/3/33(2)	$177	$176
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.168%, 11/3/31(2)	983	982
Cube Industrials Buyer, Inc. (3 month Term SOFR + 3.000%) 6.667%, 10/17/31(2)	490	489
Dynamo U.S. Bidco, Inc. Tranche B-1 (1 month Term SOFR + 3.250%) 6.921%, 9/30/31(2)	148	128
Gibraltar Industries, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.915% - 5.926%, 2/2/33(2)	272	270
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 7.923%, 11/4/31(2)	330	316
Indicor LLC Tranche E (3 month Term SOFR + 2.500%) 6.200%, 11/22/29(2)	1,086	1,085
Innio Group Holding GmbH 2026, Tranche B (3 month Term SOFR + 2.000%) 5.660%, 11/3/31(2)	485	480
Lsf12 Crown U.S. Commercial Bidco LLC 2026 (1 month Term SOFR + 3.000%) 6.668%, 12/2/31(2)	790	790
MV Holding GmbH Tranche B (1 month Term SOFR + 2.000%) 5.668%, 3/17/32(2)	481	481
Resilience Parent LLC (3 month Term SOFR + 2.500%) 6.126%, 2/28/33(2)	380	378
Tiger Acquisition LLC Tranche B (1 month Term SOFR + 2.500%) 6.181%, 8/23/32(2)	523	522
		7,418

Media / Telecom - Broadcasting—3.5%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.300%, 6/18/29(2)	1,082	1,011
EOC Borrower LLC Tranche B (1 month Term SOFR + 2.750%) 6.418%, 3/24/32(2)	356	354
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 6.782%, 12/1/28(2)	568	567
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—continued
Nexstar Media, Inc. Tranche B-7 (1 month Term SOFR + 2.750%) 6.418%, 3/18/33(2)	$535	$529
Sinclair Television Group, Inc. Tranche B-7 (1 month Term SOFR + 4.200%) 7.868%, 12/31/30(2)	1,064	947
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.282%, 1/31/29(2)	1,045	1,034
		4,442

Media / Telecom - Cable/Wireless Video—2.3%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.918%, 9/18/30(2)	884	837
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.178%, 8/2/29(2)	956	957
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 6.961%, 11/12/27(2)	1,131	1,075
		2,869

Media / Telecom - Diversified Media—1.5%
Century DE Buyer LLC 2025 (3 month Term SOFR + 3.000%) 6.667%, 10/30/30(2)	680	661
McGraw-Hill Education, Inc. 2025, Tranche B (1 month Term SOFR + 2.750%) 6.418%, 8/6/31(2)	295	294
Neptune Bidco U.S., Inc. 2026, Tranche B (1 month Term SOFR + 5.100%) 8.760%, 1/28/33(2)	930	886
		1,841

Media / Telecom - Telecommunications—1.3%
Altice France S.A. Tranche B-11 (3 month Term SOFR + 4.125%) 7.797%, 5/1/28(2)	987	980
Cincinnati Bell, Inc. Tranche B-5 (1 month Term SOFR + 2.250%) 5.918%, 11/22/28(2)	723	721
		1,701

	Par Value	Value

Media / Telecom - Wireless Communications—0.6%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.282%, 3/2/29(2)	$717	$719
Metals / Minerals—0.3%
Arsenal AIC Parent LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.418%, 8/18/30(2)	437	438
Retail—2.9%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.500%) 6.167%, 11/8/32(2)	762	761
EG America LLC Tranche B (1 month Term SOFR + 3.250%) 6.918%, 2/10/31(2)	646	645
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.918%, 6/11/31(2)	698	690
Peer Holding III B.V. Tranche B (3 month Term SOFR + 2.500%) 6.200%, 10/26/30(2)	563	562
Petco Health & Wellness Co., Inc. 2026 (3 month Term SOFR + 4.250%) 7.950%, 1/22/31(2)	250	244
PetsMart LLC Tranche B (1 month Term SOFR + 4.000%) 7.675%, 8/18/32(2)	614	610
Pye Barker Fire & Safety LLC (1 month Term SOFR + 2.500%) 6.168%, 12/16/32(2)	235	235
		3,747

Service—11.6%
Acuren Delaware Holdco, Inc. (1 month Term SOFR + 2.750%) 6.418%, 7/30/31(2)	217	217
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 5.668%, 8/12/32(2)	453	448
Allied Universal Holdco LLC (1 month Term SOFR + 3.250%) 6.918%, 8/20/32(2)	407	407
Amentum Holdings LLC (1 month Term SOFR + 2.000%) 5.668%, 9/29/31(2)	683	683
Ascend Learning LLC (1 month Term SOFR + 3.000%) 6.668%, 12/11/28(2)	471	459
	Par Value	Value

Service—continued
BIFM U.S. Finance LLC 2025, First Lien (1 month Term SOFR + 3.250%) 6.918%, 5/31/28(2)	$576	$575
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.000%) 5.667%, 4/20/29(2)	683	680
Crisis Prevention Institute, Inc. 2024 (3 month Term SOFR + 4.000%) 7.700%, 4/9/31(2)	351	346
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.250%) 6.918%, 7/9/32(2)	807	806
DXP Enterprises, Inc. 2025 (1 month Term SOFR + 3.250%) 6.918%, 10/11/30(2)	586	588
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 6.660%, 2/9/33(2)	330	326
Fugue Finance B.V. Tranche B (3 month Term SOFR + 2.250%) 5.921%, 1/9/32(2)	452	445
Garda World Security Corp. (3 month Term SOFR + 2.750%) 6.422%, 2/1/29(2)	1,144	1,135
GFL Environmental Services, Inc. (3 month Term SOFR + 2.500%) 6.166%, 3/3/32(2)	692	691
Grant Thornton Advisors LLC 2025 (1 month Term SOFR + 2.750%) 6.418%, 6/2/31(2)	401	373
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 5.668%, 1/31/31(2)	596	592
Kuehg Corp. (3 month Term SOFR + 2.750%) 6.450%, 6/12/30(2)	344	307
Lernen Bidco Ltd. Tranche B-3 (6 month Term SOFR + 3.500%) 7.177%, 10/27/31(2)	554	531
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.200%, 11/24/28(2)	1,110	1,012
Omnia Partners LLC (3 month Term SOFR + 2.750%) 6.433%, 12/31/32(2)	358	357
Openlane, Inc. 2025 (3 month Term SOFR + 2.500%) 6.140%, 10/8/32(2)	299	299
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Service—continued
Pinnacle Buyer LLC (3 month Term SOFR + 2.500%) 6.161%, 10/1/32(2)	$305	$306
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 5.664%, 10/13/30(2)	644	641
Sedgwick Claims Management Services, Inc. 2024 (1 month Term SOFR + 2.500%) 6.168%, 7/31/31(2)	437	429
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 6.418%, 2/10/29(2)	433	424
Sweetwater Borrower LLC Tranche B (1 month Term SOFR + 4.000%) 7.668%, 2/11/33(2)	215	215
TMF Sapphire Bidco B.V. Tranche B-4 (3 month Term SOFR + 2.750%) 6.402%, 5/3/28(2)	407	406
Trugreen Ltd. Partnership First Lien (3 month Term SOFR + 4.100%) 7.767%, 11/2/27(2)	526	500
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 6.532%, 3/24/28(2)	596	596
		14,794

Transportation - Automotive—2.3%
American Axle & Manufacturing, Inc. Tranche C (3 month Term SOFR + 3.350%) 6.912%, 2/3/33(2)	451	448
Belron Finance 2019 LLC (3 month Term SOFR + 2.000%) 5.660%, 10/16/31(2)	632	632
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.168%, 5/6/30(2)	761	757
Mavis Tire Express Services Topco Corp. 2025, First Lien (1 month Term SOFR + 3.000%) 6.668%, 5/4/28(2)	554	553
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.168%, 1/30/31(2)	564	559
		2,949

	Par Value	Value

Utilities—4.6%
Astoria Energy LLC Tranche B (1-3 month Term SOFR + 2.750%) 5.923% - 5.966%, 6/23/32(2)	$589	$589
Cornerstone Generation LLC Tranche B (3 month Term SOFR + 2.250%) 5.917%, 8/11/32(2)	527	526
CPV Fairview LLC 2025, Tranche B (3 month Term SOFR + 2.500%) 6.200%, 8/14/31(2)	761	757
Hamilton Projects Acquiror LLC (1 month Term SOFR + 2.500%) 6.168%, 5/30/31(2)	418	418
Hunterstown Generation LLC (3 month Term SOFR + 3.000% - 3 month PRIME + 2.000%) 6.700% - 8.750%, 11/6/31(2)	603	603
Indeck Niles LLC Tranche B (3 month Term SOFR + 2.750%) 6.419%, 3/9/33(2)	250	250
Lightning Power LLC Tranche B (1 month Term SOFR + 2.250%) 5.918%, 8/18/31(2)	690	691
Potomac Energy Center LLC (1 month Term SOFR + 2.750%) 6.417%, 8/5/32(2)	480	480
South Field Energy LLC
Tranche B (3 month Term SOFR + 3.000%) 6.700%, 8/29/31(2)	232	233
Tranche C (3 month Term SOFR + 3.000%) 6.700%, 8/29/31(2)	15	14
Tenaska Pennsylvania Partners LLC Tranche B (1-3 month Term SOFR + 2.250%) 5.870% - 5.880%, 2/18/33(2)	130	129
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.668%, 1/27/31(2)	1,101	1,099
		5,789

Total Leveraged Loans (Identified Cost $119,078)		116,058

Shares
Common Stocks—0.3%
Communication Services—0.1%
Atento Luxco 1 S.A.(3)(7)	8,467	141
	Shares	Value
Consumer Discretionary—0.0%
NMG Parent LLC Escrow(3)(7)	3,033	$—
West Marine(3)(7)	1,450	—
		—

Health Care—0.1%
Envision Healthcare Corp.(3)(7)	6,407	108
Modivcare(3)(7)	6,900	38
		146

Materials—0.1%
Klockner Pentaplast(7)	125,172	149
Total Common Stocks (Identified Cost $233)		436

Exchange-Traded Fund—0.1%
State Street SPDR Bloomberg High Yield Bond ETF(8)	1,415	135
Total Exchange-Traded Fund (Identified Cost $136)		135

Total Long-Term Investments—95.2% (Identified Cost $123,825)		121,051

TOTAL INVESTMENTS—95.2% (Identified Cost $123,825)		$121,051
Other assets and liabilities, net—4.8%		6,038
NET ASSETS—100.0%		$127,089

Abbreviations:
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
March 31, 2026, these securities amounted to a
value of $4,422 or 3.5% of net assets.

(2)
Variable rate security. Rate disclosed is as of
March 31, 2026. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread but
are determined by the issuer or agent and are based
on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; no interest payments are being received.
(5)	Security in default; interest payments are being received.
(6)	This loan will settle after March 31, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(7)	Non-income producing.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	90%
Canada	4
Netherlands	3
Cayman Islands	1
Luxembourg	1
Australia	1
Total	100%
† % of total investments as of March 31, 2026.
As of March 31, 2026, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Hanger, Inc., 10/23/31	$28	$28	$28	$— (1)
Kaman Corp., 2/26/32	47	47	47	— (1)
Pinnacle Buyer LLC, 10/01/32	59	59	59	— (1)
Pye Barker Fire & Safety LLC, 12/16/32	35	35	35	— (1)
Trio Bidco, Inc. Tranche B, 10/29/32	62	62	60	(2)
Total	$231	$231	$229	$(2)

(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$4,422	$—	$4,422	$—
Leveraged Loans	116,058	—	115,832	226 (1)
Equity Securities:
Common Stocks	436	—	149	287 (1)
Exchange-Traded Fund	135	135	—	—
Other Financial Instruments:
Unfunded Loan Commitments*	(2)	—	(2)	—
Total Investments	$121,049	$135	$120,401	$513

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Securities held by the Fund with an end of period value of $324 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2026.
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
Municipal Bonds(1)—97.3%
Alabama—1.2%
Southeast Energy Authority A Cooperative District, Natural Gas Revenue, Series E 5.000%, 10/1/30	$500	$531
California—2.1%
California State Public Works Board, Various Capital Project Revenue, Series A 5.000%, 9/1/47	500	528
Santa Clarita Community College District, General Obligation 3.000%, 8/1/44	500	404
		932

Colorado—7.1%
City & County of Denver, Airport System Revenue, Series D (AMT) 5.500%, 11/15/30	1,000	1,102
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A (AG Insured) 5.250%, 12/1/54	200	208
Denver Convention Center Hotel Authority Revenue, Senior Lien 5.000%, 12/1/27	400	404
Public Authority For Colorado Energy, Natural Gas Purchase Revenue 6.250%, 11/15/28	1,470	1,538
		3,252

Connecticut—0.6%
State of Connecticut, General Obligation, Series B 5.000%, 12/1/29	255	276
Florida—11.5%
Central Florida Expressway Authority, Highway Toll Revenue, Senior Lien, Series B 4.000%, 7/1/30	230	230
City of Tallahassee, Health Facilities Revenue, Tallahassee Memorial Healthcare, Series A 5.000%, 12/1/36	500	500
Marion County School Board, Certificates of Participation (AG Insured) 5.000%, 6/1/43	625	661
Miami-Dade County School Board, Certificates of Participation, Series D 5.000%, 2/1/34	1,700	1,703
	Par Value	Value

Florida—continued
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	$680	$770
Seminole County School Board, Certificates of Participation, Series C 5.000%, 7/1/29	935	940
Tampa Bay Water, Water Revenue, Series A 5.000%, 10/1/49	430	446
		5,250

Georgia—2.6%
Atlanta Urban Redevelopment Agency, Surface Transportation & Infrastructure Project Revenue, Series B 5.000%, 7/1/37	550	617
City of Atlanta Water & Wastewater Revenue 5.000%, 11/1/31	550	554
		1,171

Illinois—7.7%
City of Chicago, General Obligation, Series E 6.000%, 1/1/42	275	299
City of Chicago, Water Revenue, Second Lien
(AG Insured) 5.250%, 11/1/32	350	362
Series 2017-2 (AG Insured) 5.000%, 11/1/31	500	516
Cook County School District No. 78 Rosemont, General Obligation (AG Insured) 5.000%, 12/1/38	1,000	1,047
State of Illinois, General Obligation 5.000%, 2/1/27	1,250	1,272
		3,496

Indiana—5.2%
Indiana Finance Authority, Parkview Health System Revenue, Series A 5.000%, 11/1/43	1,700	1,731
Indianapolis Local Public Improvement Bond Bank Revenue (AMT) 5.000%, 1/1/34	500	538
Zionsville Community Schools Building Corp., Lease Revenue (ST INTERCEPT Insured) 5.000%, 7/15/31	100	110
		2,379

	Par Value	Value

Kentucky—1.1%
Fayette County School District Finance Corp., Lease Revenue (ST INTERCEPT Insured) 5.000%, 6/1/43	$500	$520
Louisiana—2.8%
State of Louisiana, General Obligation,
Series B 5.000%, 6/1/37	650	732
Series E 5.000%, 9/1/31	500	556
		1,288

Massachusetts—1.1%
Massachusetts Port Authority, Transportation Revenue, Series A (AMT) 5.000%, 7/1/31	500	509
Michigan—1.1%
Michigan State Building Authority, Facilities Program Lease Revenue, Series I 4.000%, 10/15/36	500	501
Minnesota—5.2%
Minneapolis Special School District No. 1, General Obligation, Series B
(SD CRED PROG Insured) 5.000%, 2/1/39	1,085	1,165
(SD CRED PROG Insured) 5.000%, 2/1/40	1,140	1,218
		2,383

New Jersey—4.7%
New Jersey Transportation Trust Fund Authority Revenue,
Series A 5.000%, 6/15/35	500	565
Series AA 5.250%, 6/15/41	500	551
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue, Series A
5.000%, 6/1/31	250	259
5.000%, 6/1/32	250	259
5.000%, 6/1/33	250	259
5.000%, 6/1/34	250	258
		2,151

New York—9.6%
Battery Park City Authority,
Miscellaneous Revenue 5.000%, 11/1/43	460	509
Miscellaneous Revenue 5.000%, 11/1/50	390	405
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

New York—continued
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue, Series A
(AG Insured) 3.000%, 1/1/36	$250	$230
(AG Insured) 3.000%, 1/1/37	100	90
New York City Municipal Water Finance Authority, Water Revenue, Series AA 5.000%, 6/15/49	375	388
New York City Transitional Finance Authority, Income Tax Revenue,
Series G-1 5.000%, 5/1/42	260	279
Series H-1 5.000%, 11/1/41	250	272
Series H-1 5.500%, 11/1/51	135	144
New York Transportation Development Corp., Laguardia Airport Terminal Revenue (AMT) 6.000%, 4/1/35	250	274
Port Authority of New York & New Jersey, (AMT) 5.000%, 10/15/31	1,130	1,236
Triborough Bridge & Tunnel Authority, Payroll Mobility Tax Bond Anticipation Notes Revenue, Series A-2 5.000%, 2/1/29	500	532
		4,359

North Carolina—0.9%
City of Fayetteville, Public Works Commission Revenue 4.000%, 3/1/55	445	405
Ohio—2.2%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Senior Revenue, Class 1, Series A-2 4.000%, 6/1/48	500	419
Franklin County, Nationwide Children’s Hospital Revenue, Series A 5.250%, 11/1/55	250	258
State of Ohio, General Obligation, Series A 5.000%, 3/1/43	300	328
		1,005

	Par Value	Value

Oklahoma—1.2%
Oklahoma Water Resources Board, Clean Water Program Revenue 5.000%, 4/1/42	$500	$541
Pennsylvania—10.0%
City of Philadelphia, General Obligation, Series C 5.000%, 8/1/32	1,805	2,020
Pennsylvania Turnpike Commission, Highway Toll Revenue, First Subordinate Series 5.000%, 12/1/38	2,325	2,528
		4,548

South Carolina—1.6%
South Carolina Public Service Authority, Santee Cooper Revenue, Series B 5.000%, 12/1/41	680	733
Tennessee—2.9%
Metropolitan Nashville Airport Authority (The) Revenue, Series A
5.250%, 7/1/47	250	261
5.000%, 7/1/52	250	253
Metropolitan Nashville Airport Authority (The) Revenue, Series B (AMT)
5.500%, 7/1/40	500	543
5.500%, 7/1/41	250	270
		1,327

Texas—11.2%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	190	180
Central Texas Regional Mobility Authority, Highway Toll Revenue, Senior Lien, Series D 4.000%, 1/1/38	750	753
City of Austin Water & Wastewater System Revenue 5.000%, 11/15/47	490	515
Georgetown Independent School District, General Obligation (PSF-GTD Insured) 3.750%, 8/15/41	500	488
Lovejoy Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/31	250	274
	Par Value	Value

Texas—continued
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	$1,045	$1,198
State of Texas, General Obligation 5.000%, 10/1/43	750	816
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D 6.250%, 12/15/26	250	256
Wharton Independent School District, General Obligation (PSF-GTD Insured) 3.000%, 2/15/32	645	632
		5,112

Virginia—1.3%
Virginia College Building Authority, 21st Century College & Equipment Programs Revenue 5.000%, 2/1/36	550	607
Washington—1.8%
State of Washington, General Obligation, Series C 5.000%, 8/1/37	750	836
Wisconsin—0.6%
Public Finance Authority, Waste Management, Inc. Project Revenue (AMT) 2.875%, 5/1/27	250	248
Total Municipal Bonds (Identified Cost $44,457)		44,360

Total Long-Term Investments—97.3% (Identified Cost $44,457)		44,360

TOTAL INVESTMENTS—97.3% (Identified Cost $44,457)		$44,360
Other assets and liabilities, net—2.7%		1,251
NET ASSETS—100.0%		$45,611

Abbreviations:
AG	Assured Guaranty Inc.
AMT	Alternative Minimum Tax
PSF-GTD	Permanent School Fund Guarantee Program
SD CRED PROG	State Credit Enhancement Program
ST INTERCEPT	State Intercept

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Footnote Legend:
(1)
At March 31, 2026, 17.4% of the securities in the
portfolio are backed by insurance of financial
institutions and financial guaranty assurance
agencies. None of the insurers concentration
exceeds 10% of the Fund’s net assets.

The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$44,360	$44,360
Total Investments	$44,360	$44,360
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Financial Statements

SGA Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—98.7%
Communication Services—10.5%
NAVER Corp. (South Korea)	119,478	$16,267
Tencent Holdings Ltd. (China)	390,690	24,641
Tencent Music Entertainment Group ADR (China)	663,577	6,158
		47,066

Consumer Discretionary—24.6%
Alibaba Group Holding Ltd. Sponsored ADR (China-Hong Kong)	200,099	25,104
Fast Retailing Co., Ltd. (Japan)	40,485	15,996
H World Group Ltd. (China)	2,072,082	10,483
MakeMyTrip Ltd. (India)(1)	188,263	7,020
MercadoLibre, Inc. (Uruguay)(1)	11,890	20,558
Sea Ltd. ADR (Singapore)(1)	151,510	12,547
Yum China Holdings, Inc. (China)	366,728	18,216
		109,924

Consumer Staples—13.1%
CP ALL PCL Foreign Shares (Thailand)	9,582,661	13,364
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	123,027	13,663
Unilever plc Sponsored ADR (United Kingdom)	279,864	15,944
Wal-Mart de Mexico SAB de C.V. (Mexico)	4,798,253	15,645
		58,616

Financials—27.4%
AIA Group Ltd. (China-Hong Kong)	2,139,311	23,771
	Shares	Value

Financials—continued
Bajaj Finance Ltd. (India)	2,006,147	$17,166
Bank Central Asia Tbk PT (Indonesia)	52,264,865	20,189
Capitec Bank Holdings Ltd. (South Africa)	40,463	9,941
HDFC Bank Ltd. ADR (India)	699,367	17,400
Sanlam Ltd. (South Africa)	2,559,579	13,473
XP, Inc. Class A (Brazil)	1,089,959	20,753
		122,693

Health Care—1.7%
Apollo Hospitals Enterprise Ltd. (India)	94,290	7,449
Industrials—3.8%
Grab Holdings Ltd. Class A (Singapore)(1)	4,586,113	16,785
Information Technology—17.6%
Infosys Ltd. Sponsored ADR (India)	856,033	11,565
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	731,758	42,321
Tata Consultancy Services Ltd. (India)	427,064	10,754
TOTVS S.A. (Brazil)	2,116,595	14,314
		78,954

Total Common Stocks (Identified Cost $414,061)		441,487

Total Long-Term Investments—98.7% (Identified Cost $414,061)		441,487

TOTAL INVESTMENTS—98.7% (Identified Cost $414,061)		$441,487
Other assets and liabilities, net—1.3%		5,928
NET ASSETS—100.0%		$447,415
Abbreviations:
ADR	American Depositary Receipt
PCL	Public Company Limited
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
India	16%
China	13
China-Hong Kong	11
Taiwan	9
Brazil	8
Singapore	7
Mexico	7
Other	29
Total	100%
† % of total investments as of March 31, 2026.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$441,487	$197,456	$244,031
Total Investments	$441,487	$197,456	$244,031
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited)
March 31, 2026
(Reported in thousands except shares and per share amounts)

	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps Real Asset Fund	Duff & Phelps Real Estate Securities Fund
Assets
Investment in securities at value(1)	$172,124	$399,064	$9,269	$339,515
Investment in affiliates at value(2)	—	—	39,319	—
Foreign currency at value(3)	15	— (a)	—	—
Cash	436	3,104	119	2,292
Receivables
Fund shares sold	698	125	39	181
Dividends and interest	290	1,554	4	943
Receivable from adviser	—	—	7	—
Tax reclaims	54	121	—	—
Prepaid Trustees’ retainer	3	6	1	4
Prepaid expenses	28	23	35	60
Other assets	30	70	8	60
Total assets	173,678	404,067	48,801	343,055
Liabilities
Payables
Fund shares repurchased	285	1,274	38	447
Investment securities purchased	—	2,289	4	1,029
Investment advisory fees	96	210	—	181
Distribution and service fees	4	5	2	21
Administration and accounting fees	42	69	29	63
Transfer agent and sub-transfer agent fees and expenses	42	80	6	66
Professional fees	19	22	13	20
Trustee deferred compensation plan	30	70	8	60
Interest expense and/or commitment fees	1	2	— (a)	2
Other accrued expenses	11	22	8	24
Total liabilities	530	4,043	108	1,913
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$173,148	$400,024	$48,693	$341,142
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$136,489	$363,270	$59,178	$219,068
Accumulated earnings (loss)	36,659	36,754	(10,485)	122,074
Net Assets	$173,148	$400,024	$48,693	$341,142
Net Assets:
Class A	$21,130	$13,650	$11,409	$83,218
Class C	$—	$1,535	$—	$2,628
Class I	$131,115	$189,995	$8,922	$107,811
Class R6	$20,903	$194,844	$28,362	$147,485
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,282,274	373,365	666,857	4,496,807
Class C	—	44,713	—	142,108
Class I	7,947,508	5,372,429	522,664	5,858,030
Class R6	1,265,106	5,535,425	1,668,625	7,965,254
Net Asset Value and Redemption Price Per Share:*
Class A	$16.48	$36.56	$17.11	$18.51
Class C	$—	$34.32	$—	$18.50
Class I	$16.50	$35.36	$17.07	$18.40
Class R6	$16.52	$35.20	$17.00	$18.52
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2026
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps Real Asset Fund	Duff & Phelps Real Estate Securities Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$17.44	$38.69	$18.11	$19.59
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$140,448	$315,913	$6,079	$217,548
(2) Investment in affiliates at cost	$—	$—	$31,642	$—
(3) Foreign currency at cost	$15	$—	$—	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2026
(Reported in thousands except shares and per share amounts)

	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund	Newfleet Core Plus Bond Fund
Assets
Investment in securities at value(1)(2)	$3,586	$326,638	$783,054	$615,220
Investment in affiliates at value(3)	—	4,840	—	5,055
Foreign currency at value(4)	—	288	330	—
Cash	100	8,424	—	5,157
Cash pledged as collateral for futures contracts	—	—	—	303
Variation margin receivable on futures contracts	—	—	—	37
Receivables
Investment securities sold	— (a)	22	13,700	121
Fund shares sold	—	183	773	932
Dividends and interest	15	1,340	3,103	5,170
Receivable from adviser	6	—	—	—
Tax reclaims	—	18	1,846	—
Securities lending income	—	—	—	1
Tax receivable	—	— (a)	—	—
Prepaid Trustees’ retainer	— (a)	6	13	9
Prepaid expenses	8	68	21	36
Other assets	1	58	146	106
Total assets	3,716	341,885	802,986	632,147
Liabilities
Due to custodian	—	—	918	—
Payables
Fund shares repurchased	—	360	8,951	1,265
Investment securities purchased	— (a)	4,269	—	2,896
Borrowings (See Note 11)	—	—	8,900	—
Collateral on securities loaned	—	—	—	959
Dividend distributions	—	—	— (a)	10
Investment advisory fees	—	319	658	92
Distribution and service fees	— (a)	11	13	13
Administration and accounting fees	24	61	124	95
Transfer agent and sub-transfer agent fees and expenses	— (a)	49	164	83
Professional fees	15	14	33	24
Trustee deferred compensation plan	1	58	146	106
Interest expense and/or commitment fees	— (a)	2	8	2
Other accrued expenses	9	14	33	18
Total liabilities	49	5,157	19,948	5,563
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$3,667	$336,728	$783,038	$626,584
Net Assets Consist of:
Common stock $0.001 par value	$—	$—	$—	$62
Capital paid in on shares of beneficial interest	3,310	306,404	1,006,492	644,150
Accumulated earnings (loss)	357	30,324	(223,454)	(17,628)
Net Assets	$3,667	$336,728	$783,038	$626,584
Net Assets:
Class A	$430	$35,965	$36,726	$39,527
Class C	$—	$3,298	$6,323	$4,928
Class I	$351	$295,532	$666,800	$539,138
Class R6	$2,886	$1,933	$73,189	$42,991
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2026
(Reported in thousands except shares and per share amounts)
	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund	Newfleet Core Plus Bond Fund
Shares Outstanding (unlimited number of shares authorized, no par value):(5)
Class A	40,664	2,218,552	1,921,023	3,941,964
Class C	—	207,818	335,982	503,381
Class I	33,080	18,072,130	34,608,244	52,884,116
Class R6	270,067	116,901	3,792,776	4,215,157
Net Asset Value and Redemption Price Per Share:*
Class A	$10.59	$16.21	$19.12	$10.03
Class C	$—	$15.87	$18.82	$9.79
Class I	$10.60	$16.35	$19.27	$10.19
Class R6	$10.69	$16.54	$19.30	$10.20
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$11.21	$17.15	$20.23	$10.42
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	3.75%
(1) Investment in securities at cost	$2,984	$297,702	$707,936	$624,533
(2) Market value of securities on loan	$—	$—	$—	$945
(3) Investment in affiliates at cost	$—	$8,024	$—	$5,112
(4) Foreign currency at cost	$—	$283	$375	$—
(5) Newfleet Core Plus Bond Fund has a par value of $1.00, and all other funds on this page have no par value.

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2026
(Reported in thousands except shares and per share amounts)

	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund	Newfleet Multi-Sector Short Term Bond Fund
Assets
Investment in securities at value(1)(2)	$49,765	$399,192	$921,367	$4,639,005
Investment in affiliates at value(3)	—	6,256	7,879	67,691
Foreign currency at value(4)	—	—	220	773
Cash	1,409	7,885	11,529	84,423
Due from broker	—	—	777	3,853
Variation margin receivable on swap contracts	—	—	78	398
Receivables
Investment securities sold	—	239	608	264
Fund shares sold	15	355	1,727	5,773
Dividends and interest	864	2,394	9,238	33,892
Securities lending income	— (a)	1	5	13
Prepaid Trustees’ retainer	1	5	14	66
Prepaid expenses	13	35	75	18
Other assets	9	71	158	806
Total assets	52,076	416,433	953,675	4,836,975
Liabilities
Payables
Fund shares repurchased	72	647	1,647	10,353
Investment securities purchased	60	1,125	6,686	35,681
Collateral on securities loaned	260	1,255	5,176	12,776
Dividend distributions	18	44	502	1,552
Investment advisory fees	8	70	390	1,600
Distribution and service fees	7	17	27	169
Administration and accounting fees	30	73	137	594
Transfer agent and sub-transfer agent fees and expenses	8	86	109	806
Professional fees	22	23	29	57
Trustee deferred compensation plan	9	71	158	806
Interest expense and/or commitment fees	— (a)	2	3	22
Other accrued expenses	17	38	31	160
Unrealized depreciation on unfunded loan commitments(5)	—	—	1	—
Total liabilities	511	3,451	14,896	64,576
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$51,565	$412,982	$938,779	$4,772,399
Net Assets Consist of:
Common stock $0.001 par value	$—	$39	$—	$—
Capital paid in on shares of beneficial interest	60,799	440,669	979,685	5,218,636
Accumulated earnings (loss)	(9,234)	(27,726)	(40,906)	(446,237)
Net Assets	$51,565	$412,982	$938,779	$4,772,399
Net Assets:
Class A	$33,073	$60,407	$84,019	$548,563
Class C	$—	$5,413	$10,849	$73,740
Class C1	$—	$—	$—	$23,459
Class I	$11,669	$344,806	$776,327	$4,068,685
Class R6	$6,823	$2,356	$67,584	$57,952
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2026
(Reported in thousands except shares and per share amounts)
	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund	Newfleet Multi-Sector Short Term Bond Fund
Shares Outstanding (unlimited number of shares authorized, no par value):(6)
Class A	8,789,421	5,646,998	9,184,748	120,794,442
Class C	—	505,987	1,170,103	15,972,216
Class C1	—	—	—	5,098,435
Class I	3,092,751	32,243,489	85,363,909	894,397,805
Class R6	1,811,173	220,087	7,339,110	12,687,514
Net Asset Value and Redemption Price Per Share:*
Class A	$3.76	$10.70	$9.15	$4.54
Class C	$—	$10.70	$9.27	$4.62
Class C1	$—	$—	$—	$4.60
Class I	$3.77	$10.69	$9.09	$4.55
Class R6	$3.77	$10.70	$9.21	$4.57
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$3.91	$10.95	$9.51	$4.64
Maximum Sales Charge - Class A	3.75%	2.25%	3.75%	2.25%
(1) Investment in securities at cost	$50,559	$399,428	$925,304	$4,658,866
(2) Market value of securities on loan	$248	$1,223	$5,006	$12,338
(3) Investment in affiliates at cost	$—	$6,341	$7,965	$68,620
(4) Foreign currency at cost	$—	$—	$233	$821
(5) See Schedule of Investments for schedule of unfunded loan commitments.
(6) Newfleet Low Duration Income Fund has a par value of $1.00, and all other funds on this page have no par value.

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2026
(Reported in thousands except shares and per share amounts)

	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund	SGA Emerging Markets Equity Fund
Assets
Investment in securities at value(1)	$121,051	$44,360	$441,487
Cash	1,645	1,866	7,572
Receivables
Investment securities sold	10,572	—	—
Fund shares sold	465	1	544
Dividends and interest	682	593	1,290
Tax reclaims	—	—	256
Tax receivable	—	—	97
Prepaid Trustees’ retainer	2	1	7
Prepaid expenses	23	17	—
Other assets	23	8	79
Total assets	134,463	46,846	451,332
Liabilities
Payables
Fund shares repurchased	285	77	345
Investment securities purchased	2,631	1,035	—
Foreign capital gains tax	—	—	2,720
Borrowings (See Note 11)	4,150	—	—
Dividend distributions	88	6	—
Investment advisory fees	28	5	344
Distribution and service fees	12	5	22
Administration and accounting fees	61	29	77
Transfer agent and sub-transfer agent fees and expenses	24	8	140
Professional fees	25	46	46
Trustee deferred compensation plan	23	8	79
Interest expense and/or commitment fees	23	— (a)	4
Other accrued expenses	22	16	140
Unrealized depreciation on unfunded loan commitments(2)	2	—	—
Total liabilities	7,374	1,235	3,917
Commitments and contingencies (Note 4D)	—	—	—
Net Assets	$127,089	$45,611	$447,415
Net Assets Consist of:
Common stock $0.001 par value	$—	$4	$—
Capital paid in on shares of beneficial interest	208,576	46,877	886,671
Accumulated earnings (loss)	(81,487)	(1,270)	(439,256)
Net Assets	$127,089	$45,611	$447,415
Net Assets:
Class A	$40,434	$21,117	$86,560
Class C	$3,668	$—	$3,420
Class I	$82,047	$24,494	$333,467
Class R6	$940	$—	$23,968
Shares Outstanding (unlimited number of shares authorized, no par value):(3)
Class A	4,807,033	2,067,970	12,132,224
Class C	435,784	—	510,863
Class I	9,769,872	2,398,844	44,100,214
Class R6	111,875	—	3,134,271
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2026
(Reported in thousands except shares and per share amounts)
	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund	SGA Emerging Markets Equity Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$8.41	$10.21	$7.13
Class C	$8.42	$—	$6.69
Class I	$8.40	$10.21	$7.56
Class R6	$8.40	$—	$7.65
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$8.65	$10.50	$7.54
Maximum Sales Charge - Class A	2.75%	2.75%	5.50%
(1) Investment in securities at cost	$123,825	$44,457	$414,061
(2) See Schedule of Investments for schedule of unfunded loan commitments.
(3) Seix Tax-Exempt Bond Fund has a par value of $0.001, and all other funds on this page have no par value.

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED March 31, 2026
($ reported in thousands)

	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps Real Asset Fund	Duff & Phelps Real Estate Securities Fund
Investment Income
Dividends	$2,121	$6,446	$71	$5,429
Dividends from affiliates	—	—	652	—
European Union tax reclaims(1)	18	—	—	—
Foreign taxes withheld	(66)	(307)	—	—
Total investment income	2,073	6,139	723	5,429
Expenses
Investment advisory fees	541	1,717	— (b)	1,287
Distribution and service fees, Class A	25	26	14	108
Distribution and service fees, Class C	4	12	1	13
Administration and accounting fees	94	211	33	181
Transfer agent fees and expenses	36	88	10	78
Sub-transfer agent fees and expenses, Class A	10	222	6	65
Sub-transfer agent fees and expenses, Class C	— (a)	1	— (a)	2
Sub-transfer agent fees and expenses, Class I	96	106	5	85
Excise tax	— (a)	— (a)	— (a)	—
European Union tax reclaim fees	2	—	—	—
Custodian fees	1	1	— (a)	— (a)
Printing fees and expenses	7	15	4	18
Professional fees	15	18	9	17
Interest expense and/or commitment fees	— (a)	1	— (a)	1
Registration fees	16	34	19	32
Trustees’ fees and expenses	6	13	1	12
Miscellaneous expenses	8	16	3	17
Total expenses	861	2,481	105	1,916
Less net expenses reimbursed and/or waived by investment adviser(2)	(2)	(555)	(42)	(238)
Net expenses	859	1,926	63	1,678
Net investment income (loss)	1,214	4,213	660	3,751
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	7,572	1,821	72	2,917
Investments in affiliates	—	—	5	—
Foreign currency transactions	(33)	(27)	—	—
Net increase from payment by affiliate	8 (c)	—	—	—
Capital gains received from investments in affiliates	—	—	1,502	—
Net change in unrealized appreciation (depreciation) on:
Investments	8,292	(3,980)	1,437	2,144
Investments in affiliates	—	—	739	—
Foreign currency transactions	(2)	(1)	—	—
Net realized and unrealized gain (loss) on investments	15,837	(2,187)	3,755	5,061
Net increase (decrease) in net assets resulting from operations	$17,051	$2,026	$4,415	$8,812

(a)	Amount is less than $500 (not in thousands).
(b)	The Adviser does not charge an advisory fee.
(c)	See Note 4G in Notes to Financial Statements.
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2026
($ reported in thousands)

	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund	Newfleet Core Plus Bond Fund
Investment Income
Dividends	$74	$5,830	$13,567	$397
Dividends from affiliates	—	—	—	126
Interest	—	—	—	15,121
European Union tax reclaims(1)	—	—	943	—
Securities lending, net of fees	—	—	—	13
Foreign taxes withheld	(5)	(323)	(764)	—
Total investment income	69	5,507	13,746	15,657
Expenses
Investment advisory fees	22	2,051	4,316	1,038
Distribution and service fees, Class A	— (a)	45	51	57
Distribution and service fees, Class C	— (a)	19	43	25
Administration and accounting fees	15	180	484	306
Transfer agent fees and expenses	1	73	207	132
Sub-transfer agent fees and expenses, Class A	— (a)	24	24	21
Sub-transfer agent fees and expenses, Class C	— (a)	1	5	2
Sub-transfer agent fees and expenses, Class I	1	156	430	196
Excise tax	— (a)	— (a)	— (a)	—
European Union tax reclaim fees	—	—	136	—
Custodian fees	1	10	12	3
Printing fees and expenses	3	15	38	17
Professional fees	15	24	28	22
Interest expense and/or commitment fees	— (a)	1	5	2
Registration fees	10	28	35	31
Trustees’ fees and expenses	— (a)	11	36	18
Miscellaneous expenses	4	21	33	31
Total expenses	72	2,659	5,883	1,901
Less net expenses reimbursed and/or waived by investment adviser(2)	(47)	(117)	—	(501)
Net expenses	25	2,542	5,883	1,400
Net investment income (loss)	44	2,965	7,863	14,257
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	296	29,328	54,880	772
Investments in affiliates	—	—	(3,552)	—
Foreign currency transactions	1	(189)	(149)	89
Foreign capital gains tax	— (a)	—	—	—
Futures	—	—	—	351
Swaps	—	—	—	212
Net change in unrealized appreciation (depreciation) on:
Investments	(289)	(39,710)	(139,728)	(10,174)
Investments in affiliates	—	(1,255)	1,552	(31)
Foreign currency transactions	— (a)	(39)	(70)	(2)
Foreign capital gains tax	1	328	—	—
Futures	—	—	—	(516)
Net realized and unrealized gain (loss) on investments	9	(11,537)	(87,067)	(9,299)
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2026
($ reported in thousands)
	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund	Newfleet Core Plus Bond Fund
Net increase (decrease) in net assets resulting from operations	$53	$(8,572)	$(79,204)	$4,958

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2026
($ reported in thousands)

	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund	Newfleet Multi-Sector Short Term Bond Fund
Investment Income
Dividends	$45	$234	$333	$1,616
Dividends from affiliates	—	173	196	1,835
Interest	1,777	10,035	26,779	120,147
Securities lending, net of fees	4	3	35	77
Total investment income	1,826	10,445	27,343	123,675
Expenses
Investment advisory fees	140	840	2,453	11,329
Distribution and service fees, Class A	42	74	107	704
Distribution and service fees, Class C	4	30	52	200
Distribution and service fees, Class C1	—	—	—	127
Administration and accounting fees	37	220	457	2,345
Transfer agent fees and expenses	20	95	194	1,010
Sub-transfer agent fees and expenses, Class A	8	19	37	246
Sub-transfer agent fees and expenses, Class C	—	2	4	34
Sub-transfer agent fees and expenses, Class C1	—	—	—	9
Sub-transfer agent fees and expenses, Class I	5	154	214	1,644
Custodian fees	1	3	6	10
Printing fees and expenses	6	17	25	142
Professional fees	17	20	28	70
Interest expense and/or commitment fees	—	4	2	14
Registration fees	23	20	56	99
Trustees’ fees and expenses	2	15	28	161
Miscellaneous expenses	16	34	39	150
Total expenses	321	1,547	3,702	18,294
Less net expenses reimbursed and/or waived by investment adviser(1)	(101)	(390)	(289)	(1,997)
Net expenses	220	1,157	3,413	16,297
Net investment income (loss)	1,606	9,288	23,930	107,378
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(800)	89	678	(5,493)
Investments in affiliates	—	(5)	—	—
Foreign currency transactions	—	—	10	15
Swaps	—	55	63	(143)
Net change in unrealized appreciation (depreciation) on:
Investments	(860)	(2,630)	(14,889)	(23,418)
Investments in affiliates	—	(69)	(49)	(760)
Foreign currency transactions	—	—	(22)	(77)
Swaps	—	—	93	477
Net realized and unrealized gain (loss) on investments	(1,660)	(2,560)	(14,116)	(29,399)
Net increase (decrease) in net assets resulting from operations	$(54)	$6,728	$9,814	$77,979

(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2026
($ reported in thousands)

	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund	SGA Emerging Markets Equity Fund
Investment Income
Dividends	$163	$43	$4,238
Interest	5,443	824	—
European Union tax reclaims(1)	—	—	451
Foreign taxes withheld	—	—	(573)
Total investment income	5,606	867	4,116
Expenses
Investment advisory fees	353	107	2,542
Distribution and service fees, Class A	53	27	125
Distribution and service fees, Class C	19	3	22
Administration and accounting fees	100	36	262
Transfer agent fees and expenses	35	12	112
Sub-transfer agent fees and expenses, Class A	17	7	104
Sub-transfer agent fees and expenses, Class C	1	—	4
Sub-transfer agent fees and expenses, Class I	42	10	208
Excise tax	—	—	19
European Union tax reclaim fees	—	—	82
Custodian fees	2	— (a)	5
Printing fees and expenses	10	4	38
Professional fees	20	45	24
Interest expense and/or commitment fees	36	— (a)	3
Registration fees	45	13	23
Trustees’ fees and expenses	6	2	19
Miscellaneous expenses	20	8	43
Total expenses	759	274	3,635
Less net expenses reimbursed and/or waived by investment adviser(2)	(143)	(76)	(317)
Net expenses	616	198	3,318
Net investment income (loss)	4,990	669	798
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(1,572)	(102)	19,597
Foreign currency transactions	—	—	(215)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,430)	117	(73,760)
Foreign currency transactions	—	—	(21)
Foreign capital gains tax	—	—	1,345
Net realized and unrealized gain (loss) on investments	(3,002)	15	(53,054)
Net increase (decrease) in net assets resulting from operations	$1,988	$684	$(52,256)

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	Duff & Phelps Global Infrastructure Fund		Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,214	$2,936	$4,213	$8,298
Net realized gain (loss)	7,539	8,839	1,794	2,527
Net increase from payment by affiliate(1)	8	—	—	—
Net change in unrealized appreciation (depreciation)	8,290	3,571	(3,981)	(9,995)
Increase (decrease) in net assets resulting from operations	17,051	15,346	2,026	830
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,416)	(1,105)	(499)	(466)
Class C	(74)	(61)	(48)	(38)
Class I	(8,934)	(1,623)	(4,969)	(4,472)
Class R6	(1,426)	(4,778)	(5,484)	(4,169)
Total dividends and distributions to shareholders	(11,850)	(7,567)	(11,000)	(9,145)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	643	(6,070)	(8,802)	(325)
Class C	(1,163)	(484)	(1,242)	(303)
Class I	4,240	95,756	3,130	(14,661)
Class R6	4,406	(86,884)	29,152	5,821
Increase (decrease) in net assets from capital transactions	8,126	2,318	22,238	(9,468)
Net increase (decrease) in net assets	13,327	10,097	13,264	(17,783)
Net Assets
Beginning of period	159,821	149,724	386,760	404,543
End of Period	$173,148	$159,821	$400,024	$386,760

(1)	See Note 4G in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Duff & Phelps Real Asset Fund		Duff & Phelps Real Estate Securities Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$660	$412	$3,751	$8,253
Net realized gain (loss)	1,579	1,153	2,917	13,381
Net change in unrealized appreciation (depreciation)	2,176	1,293	2,144	(34,611)
Increase (decrease) in net assets resulting from operations	4,415	2,858	8,812	(12,977)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(186)	(361)	(3,944)	(7,765)
Class C	(1)	(5)	(113)	(208)
Class I	(171)	(298)	(5,265)	(11,581)
Class R6	(585)	(56)	(6,889)	(11,014)
Total dividends and distributions to shareholders	(943)	(720)	(16,211)	(30,568)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(331)	(650)	(4,792)	(4,984)
Class C	(202)	(39)	(26)	(280)
Class I	26	(698)	(5,711)	(24,109)
Class R6	9,417	14,552	10,258	23,070
Increase (decrease) in net assets from capital transactions	8,910	13,165	(271)	(6,303)
Net increase (decrease) in net assets	12,382	15,303	(7,670)	(49,848)
Net Assets
Beginning of period	36,311	21,008	348,812	398,660
End of Period	$48,693	$36,311	$341,142	$348,812
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	KAR Developing Markets Fund		KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$44	$65	$2,965	$5,868
Net realized gain (loss)	297	42	29,139	(17,440)
Net change in unrealized appreciation (depreciation)	(288)	570	(40,676)	28,200
Increase (decrease) in net assets resulting from operations	53	677	(8,572)	16,628
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(8)	(3)	(837)	(1,075)
Class C	(1)	(1)	(53)	(96)
Class I	(27)	(3)	(8,050)	(9,519)
Class R6	(64)	(48)	(59)	(28)
Total dividends and distributions to shareholders	(100)	(55)	(8,999)	(10,718)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	141	102	768	(1,170)
Class C	(143)	25	(686)	(409)
Class I	(661)	730	8,957	(5,929)
Class R6	— (a)	(169)	(16)	(77)
Increase (decrease) in net assets from capital transactions	(663)	688	9,023	(7,585)
Net increase (decrease) in net assets	(710)	1,310	(8,548)	(1,675)
Net Assets
Beginning of period	4,377	3,067	345,276	346,951
End of Period	$3,667	$4,377	$336,728	$345,276

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	KAR International Small-Mid Cap Fund		Newfleet Core Plus Bond Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$7,863	$21,451	$14,257	$24,627
Net realized gain (loss)	51,179	10,357	1,424	(893)
Net change in unrealized appreciation (depreciation)	(138,246)	35,553	(10,723)	(3,061)
Increase (decrease) in net assets resulting from operations	(79,204)	67,361	4,958	20,673
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,327)	(755)	(1,049)	(2,274)
Class C	(98)	(88)	(97)	(203)
Class I	(30,047)	(15,525)	(12,222)	(21,614)
Class R6	(3,528)	(1,682)	(898)	(515)
Total dividends and distributions to shareholders	(35,000)	(18,050)	(14,266)	(24,606)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(4,259)	(1,473)	(8,881)	4,331
Class C	(3,952)	(6,226)	(134)	813
Class I	(133,352)	(67,892)	63,810	133,945
Class R6	(10,290)	(975)	9,060	27,634
Increase (decrease) in net assets from capital transactions	(151,853)	(76,566)	63,855	166,723
Net increase (decrease) in net assets	(266,057)	(27,255)	54,547	162,790
Net Assets
Beginning of period	1,049,095	1,076,350	572,037	409,247
End of Period	$783,038	$1,049,095	$626,584	$572,037
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Newfleet High Yield Fund		Newfleet Low Duration Core Plus Bond Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,606	$3,676	$9,288	$20,546
Net realized gain (loss)	(800)	(881)	139	(820)
Net change in unrealized appreciation (depreciation)	(860)	487	(2,699)	3,691
Increase (decrease) in net assets resulting from operations	(54)	3,282	6,728	23,417
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,043)	(2,379)	(1,252)	(2,575)
Class C	(21)	(108)	(104)	(250)
Class I	(317)	(530)	(7,899)	(17,603)
Class R6	(225)	(668)	(52)	(112)
Total dividends and distributions to shareholders	(1,606)	(3,685)	(9,307)	(20,540)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	445	(1,503)	217	24
Class C	(1,223)	(848)	(604)	(1,386)
Class I	3,765	1,481	(42,799)	33,331
Class R6	279	(3,865)	13	(7,513)
Increase (decrease) in net assets from capital transactions	3,266	(4,735)	(43,173)	24,456
Net increase (decrease) in net assets	1,606	(5,138)	(45,752)	27,333
Net Assets
Beginning of period	49,959	55,097	458,733	431,400
End of Period	$51,565	$49,959	$412,981	$458,733
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Newfleet Multi-Sector Intermediate Bond Fund		Newfleet Multi-Sector Short Term Bond Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$23,930	$46,189	$107,378	$217,954
Net realized gain (loss)	751	(5,939)	(5,621)	(15,056)
Net change in unrealized appreciation (depreciation)	(14,867)	4,335	(23,778)	24,174
Increase (decrease) in net assets resulting from operations	9,814	44,585	77,979	227,072
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,221)	(5,034)	(12,336)	(27,147)
Class C	(229)	(473)	(1,646)	(4,153)
Class C1	—	—	(459)	(1,033)
Class I	(19,673)	(37,559)	(91,922)	(184,349)
Class R6	(1,964)	(3,750)	(1,334)	(1,962)
Total dividends and distributions to shareholders	(24,087)	(46,816)	(107,697)	(218,644)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(640)	(1,246)	(25,889)	(35,794)
Class C	1,228	(231)	(12,293)	(22,152)
Class C1	—	—	(3,032)	(1,836)
Class I	114,449	104,986	147,379	166,848
Class R6	(4,606)	14,764	(2,811)	36,364
Increase (decrease) in net assets from capital transactions	110,431	118,273	103,354	143,430
Net increase (decrease) in net assets	96,158	116,042	73,636	151,858
Net Assets
Beginning of period	842,621	726,579	4,698,763	4,546,905
End of Period	$938,779	$842,621	$4,772,399	$4,698,763
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Newfleet Senior Floating Rate Fund		Seix Tax-Exempt Bond Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$4,990	$14,069	$669	$1,434
Net realized gain (loss)	(1,572)	(2,588)	(102)	(311)
Net change in unrealized appreciation (depreciation)	(1,430)	(576)	117	(523)
Increase (decrease) in net assets resulting from operations	1,988	10,905	684	600
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,330)	(3,856)	(284)	(638)
Class C	(107)	(285)	(6)	(22)
Class I	(3,587)	(9,742)	(372)	(759)
Class R6	(36)	(79)	—	—
Total dividends and distributions to shareholders	(5,060)	(13,962)	(662)	(1,419)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(2,981)	(18,149)	(545)	(2,857)
Class C	(376)	(705)	(902)	(340)
Class I	(37,673)	(6,879)	(883)	(2,008)
Class R6	(187)	240	—	—
Increase (decrease) in net assets from capital transactions	(41,217)	(25,493)	(2,330)	(5,205)
Net increase (decrease) in net assets	(44,289)	(28,550)	(2,308)	(6,024)
Net Assets
Beginning of period	171,378	199,928	47,919	53,943
End of Period	$127,089	$171,378	$45,611	$47,919
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	SGA Emerging Markets Equity Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$798	$5,220
Net realized gain (loss)	19,382	(7,185)
Net change in unrealized appreciation (depreciation)	(72,436)	33,992
Increase (decrease) in net assets resulting from operations	(52,256)	32,027
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,877)	—
Class C	(17)	—
Class I	(6,943)	—
Class R6	(663)	—
Total dividends and distributions to shareholders	(9,500)	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(5,823)	(22,850)
Class C	(1,066)	(3,829)
Class I	(12,481)	(168,653)
Class R6	(2,015)	(3,088)
Increase (decrease) in net assets from capital transactions	(21,385)	(198,420)
Net increase (decrease) in net assets	(83,141)	(166,393)
Net Assets
Beginning of period	530,556	696,949
End of Period	$447,415	$530,556
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Duff & Phelps Global Infrastructure Fund
Class A
10/1/25 to 3/31/26(8)	$16.11	0.10	—	1.43	1.53	(0.11)	—	(1.05)	(1.16)	— (9)	0.37	$16.48	10.21% (10)	$21,130	1.23% (11)	1.23%	1.27%	25%
10/1/24 to 9/30/25	15.34	0.27	—	1.24	1.51	(0.28)	—	(0.46)	(0.74)	—	0.77	16.11	10.61	19,858	1.25	1.25	1.77	51
10/1/23 to 9/30/24	12.37	0.31	—	3.05	3.36	(0.28)	—	(0.11)	(0.39)	—	2.97	15.34	27.54	25,305	1.25 (11)	1.25	2.28	63
10/1/22 to 9/30/23	14.16	0.27	—	(0.46)	(0.19)	(0.30)	—	(1.30)	(1.60)	—	(1.79)	12.37	(2.40)	24,716	1.29	1.29	1.93	26
10/1/21 to 9/30/22	16.17	0.18	—	(1.20)	(1.02)	(0.15)	—	(0.84)	(0.99)	—	(2.01)	14.16	(7.07)	29,344	1.27 (12)	1.27	1.12	37
10/1/20 to 9/30/21	14.54	0.14	—	1.84	1.98	(0.17)	—	(0.18)	(0.35)	—	1.63	16.17	13.75	31,857	1.28	1.28	0.86	28
Class I
10/1/25 to 3/31/26(8)	$16.11	0.12	—	1.45	1.57	(0.13)	—	(1.05)	(1.18)	— (9)	0.39	$16.50	10.45% (10)	$131,115	1.02% (11)	1.02%	1.47%	25%
10/1/24 to 9/30/25	15.36	0.24	—	1.28	1.52	(0.31)	—	(0.46)	(0.77)	—	0.75	16.11	10.68	122,822	1.34	1.34	1.58	51
10/1/23 to 9/30/24	12.37	0.34	—	3.07	3.41	(0.31)	—	(0.11)	(0.42)	—	2.99	15.36	27.99	22,099	0.98 (11)	0.98	2.51	63
10/1/22 to 9/30/23	14.16	0.31	—	(0.47)	(0.16)	(0.33)	—	(1.30)	(1.63)	—	(1.79)	12.37	(2.17)	28,472	1.04	1.04	2.19	26
10/1/21 to 9/30/22	16.17	0.22	—	(1.21)	(0.99)	(0.18)	—	(0.84)	(1.02)	—	(2.01)	14.16	(6.84)	34,847	1.03 (12)	1.03	1.36	37
10/1/20 to 9/30/21	14.54	0.18	—	1.85	2.03	(0.22)	—	(0.18)	(0.40)	—	1.63	16.17	14.07	39,955	1.01	1.01	1.15	28
Class R6
10/1/25 to 3/31/26(8)	$16.15	0.13	—	1.44	1.57	(0.15)	—	(1.05)	(1.20)	— (9)	0.37	$16.52	10.42% (10)	$20,903	0.85% (11)	0.87%	1.67%	25%
10/1/24 to 9/30/25	15.36	0.34	—	1.22	1.56	(0.31)	—	(0.46)	(0.77)	—	0.79	16.15	10.96	15,940	0.85	0.90	2.25	51
10/1/23 to 9/30/24	12.39	0.39	—	3.04	3.43	(0.35)	—	(0.11)	(0.46)	—	2.97	15.36	28.13	100,677	0.85 (11)	0.88	2.81	63
10/1/22 to 9/30/23	14.18	0.34	—	(0.47)	(0.13)	(0.36)	—	(1.30)	(1.66)	—	(1.79)	12.39	(1.96)	8,465	0.84	0.94	2.39	26
10/1/21 to 9/30/22	16.20	0.25	—	(1.22)	(0.97)	(0.21)	—	(0.84)	(1.05)	—	(2.02)	14.18	(6.74)	9,631	0.87 (12)	0.93	1.53	37
10/1/20 to 9/30/21	14.55	0.21	—	1.85	2.06	(0.23)	—	(0.18)	(0.41)	—	1.65	16.20	14.30	10,108	0.85	0.92	1.31	28

Duff & Phelps Global Real Estate Securities Fund
Class A
10/1/25 to 3/31/26(8)	$37.34	0.30	—	(0.25)	0.05	(0.83)	—	—	(0.83)	—	(0.78)	$36.56	0.17%	$13,650	1.24%	3.42%	1.62%	6%
10/1/24 to 9/30/25	38.02	0.68	—	(0.61)	0.07	(0.75)	—	—	(0.75)	—	(0.68)	37.34	0.42	22,417	1.28 (13)	3.32	1.92	18
10/1/23 to 9/30/24	29.48	0.70	—	8.41	9.11	(0.57)	—	—	(0.57)	—	8.54	38.02	31.24	23,193	1.40 (11)	3.42	2.16	45
10/1/22 to 9/30/23	29.09	0.60	—	(0.02)	0.58	(0.19)	—	—	(0.19)	—	0.39	29.48	1.97	17,965	1.39	3.14	1.93	29
10/1/21 to 9/30/22	39.17	0.47	—	(9.38)	(8.91)	(0.47)	—	(0.70)	(1.17)	—	(10.08)	29.09	(23.66)	21,145	1.41 (12)	2.51	1.23	17
10/1/20 to 9/30/21	29.50	0.41	—	9.26	9.67	—	—	—	—	—	9.67	39.17	32.78	27,127	1.40	2.65	1.14	17
Class C
10/1/25 to 3/31/26(8)	$34.98	0.17	—	(0.26)	(0.09)	(0.57)	—	—	(0.57)	—	(0.66)	$34.32	(0.22) %	$1,535	1.99%	2.14%	0.97%	6%
10/1/24 to 9/30/25	35.61	0.38	—	(0.54)	(0.16)	(0.47)	—	—	(0.47)	—	(0.63)	34.98	(0.32)	2,827	2.03 (13)	2.14	1.14	18
10/1/23 to 9/30/24	27.62	0.41	—	7.89	8.30	(0.31)	—	—	(0.31)	—	7.99	35.61	30.23	3,204	2.15 (11)	2.16	1.35	45
10/1/22 to 9/30/23	27.28	0.34	—	—	0.34	—	—	—	—	—	0.34	27.62	1.25	3,588	2.14	2.17	1.15	29
10/1/21 to 9/30/22	36.81	0.20	—	(8.86)	(8.66)	(0.17)	—	(0.70)	(0.87)	—	(9.53)	27.28	(24.25)	4,671	2.16 (12)(14)	2.15	0.56	17
10/1/20 to 9/30/21	27.93	0.23	—	8.65	8.88	—	—	—	—	—	8.88	36.81	31.79	5,531	2.15	2.16	0.70	17
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Duff & Phelps Global Real Estate Securities Fund (Continued)
Class I
10/1/25 to 3/31/26(8)	$36.22	0.37	—	(0.29)	0.08	(0.94)	—	—	(0.94)	—	(0.86)	$35.36	0.29%	$189,995	0.99%	1.16%	2.04%	6%
10/1/24 to 9/30/25	36.87	0.74	—	(0.59)	0.15	(0.80)	—	—	(0.80)	—	(0.65)	36.22	0.66	191,262	1.03 (13)	1.16	2.15	18
10/1/23 to 9/30/24	28.59	0.75	—	8.16	8.91	(0.63)	—	—	(0.63)	—	8.28	36.87	31.55	210,528	1.15 (11)	1.16	2.37	45
10/1/22 to 9/30/23	28.19	0.65	—	—	0.65	(0.25)	—	—	(0.25)	—	0.40	28.59	2.26	206,071	1.14	1.16	2.15	29
10/1/21 to 9/30/22	38.04	0.55	—	(9.09)	(8.54)	(0.61)	—	(0.70)	(1.31)	—	(9.85)	28.19	(23.48)	269,095	1.16 (12)(14)	1.16	1.48	17
10/1/20 to 9/30/21	28.73	0.46	—	9.02	9.48	(0.17)	—	—	(0.17)	—	9.31	38.04	33.13	344,063	1.15 (14)	1.14	1.29	17
Class R6
10/1/25 to 3/31/26(8)	$36.15	0.39	—	(0.28)	0.11	(1.06)	—	—	(1.06)	—	(0.95)	$35.20	0.36%	$194,844	0.87%	1.05%	2.20%	6%
10/1/24 to 9/30/25	36.83	0.80	—	(0.60)	0.20	(0.88)	—	—	(0.88)	—	(0.68)	36.15	0.83	170,254	0.88 (13)	1.05	2.34	18
10/1/23 to 9/30/24	28.68	0.88	—	8.12	9.00	(0.85)	—	—	(0.85)	—	8.15	36.83	31.89	167,618	0.89 (11)	1.05	2.78	45
10/1/22 to 9/30/23	28.37	0.76	—	(0.04)	0.72	(0.41)	—	—	(0.41)	—	0.31	28.68	2.50	79,975	0.88	1.05	2.49	29
10/1/21 to 9/30/22	38.26	0.64	—	(9.13)	(8.49)	(0.70)	—	(0.70)	(1.40)	—	(9.89)	28.37	(23.27)	75,574	0.91 (12)	1.05	1.74	17
10/1/20 to 9/30/21	28.86	0.61	—	9.00	9.61	(0.21)	—	—	(0.21)	—	9.40	38.26	33.46	90,781	0.89	1.04	1.73	17

Duff & Phelps Real Asset Fund
Class A
10/1/25 to 3/31/26(8)	$15.87	0.21	0.51	0.80	1.52	(0.28)	—	—	(0.28)	—	1.24	$17.11	9.75%	$11,409	0.50%	0.74%	2.61%	6%
10/1/24 to 9/30/25	14.96	0.24	0.17	1.00	1.41	(0.50)	—	—	(0.50)	—	0.91	15.87	10.01	10,913	0.51 (15)	0.90	1.64	17
10/1/23 to 9/30/24	12.44	0.39	0.03	2.37	2.79	(0.27)	—	—	(0.27)	—	2.52	14.96	22.80	10,933	0.50	0.94	2.92	14
10/1/22 to 9/30/23	12.00	0.16	0.26	0.16	0.58	(0.14)	—	—	(0.14)	—	0.44	12.44	4.77	10,323	0.60 (13)	0.92	1.28	10
10/1/21 to 9/30/22	12.55	0.13	0.02	(0.60)	(0.45)	(0.10)	—	—	(0.10)	—	(0.55)	12.00	(3.64)	11,226	0.81 (12)	0.81	0.99	17
10/1/20 to 9/30/21	10.10	0.02	0.03	2.47	2.52	(0.07)	—	—	(0.07)	—	2.45	12.55	25.10	12,674	0.85 (12)	0.85	0.19	14
Class I
10/1/25 to 3/31/26(8)	$15.86	0.24	0.52	0.77	1.53	(0.32)	—	—	(0.32)	—	1.21	$17.07	9.85%	$8,922	0.25%	0.49%	2.90%	6%
10/1/24 to 9/30/25	14.96	0.28	0.17	0.99	1.44	(0.54)	—	—	(0.54)	—	0.90	15.86	10.26	8,245	0.25	0.65	1.88	17
10/1/23 to 9/30/24	12.44	0.42	0.03	2.38	2.83	(0.31)	—	—	(0.31)	—	2.52	14.96	23.12	8,452	0.25	0.66	3.14	14
10/1/22 to 9/30/23	12.00	0.21	0.26	0.13	0.60	(0.16)	—	—	(0.16)	—	0.44	12.44	4.96	6,304	0.36 (13)	0.68	1.62	10
10/1/21 to 9/30/22	12.52	0.15	0.02	(0.58)	(0.41)	(0.11)	—	—	(0.11)	—	(0.52)	12.00	(3.35)	9,553	0.57 (12)	0.57	1.12	17
10/1/20 to 9/30/21	10.07	0.05	0.03	2.47	2.55	(0.10)	—	—	(0.10)	—	2.45	12.52	25.47	9,610	0.60 (12)	0.60	0.46	14
Class R6
10/1/25 to 3/31/26(8)	$15.82	0.27	0.61	0.65	1.53	(0.35)	—	—	(0.35)	—	1.18	$17.00	9.86%	$28,362	0.20%	0.37%	3.30%	6%
10/1/24 to 9/30/25	14.92	0.22	0.04	1.19	1.45	(0.55)	—	—	(0.55)	—	0.90	15.82	10.36	16,958	0.20	0.51	1.43	17
10/1/23 to 9/30/24	12.42	0.41	0.03	2.39	2.83	(0.33)	—	—	(0.33)	—	2.50	14.92	23.17	1,401	0.20	0.58	3.11	14
10/1/22 to 9/30/23	12.02	0.16	0.26	0.20	0.62	(0.22)	—	—	(0.22)	—	0.40	12.42	5.13	1,161	0.20	0.56	1.24	10
1/31/22(16) to 9/30/22	13.22	(0.14)	0.02	(1.08)	(1.20)	—	—	—	—	—	(1.20)	12.02	(9.08)	91	0.22 (12)	0.54	(1.57)	17
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Duff & Phelps Real Estate Securities Fund
Class A
10/1/25 to 3/31/26(8)	$18.95	0.18	—	0.25	0.43	(0.23)	—	(0.64)	(0.87)	—	(0.44)	$18.51	2.47%	$83,218	1.24%	1.36%	1.91%	5%
10/1/24 to 9/30/25	21.32	0.38	—	(1.15)	(0.77)	(0.38)	—	(1.22)	(1.60)	—	(2.37)	18.95	(3.30)	89,866	1.27 (13)	1.35	2.00	17
10/1/23 to 9/30/24	17.78	0.36	—	5.42	5.78	(0.37)	—	(1.87)	(2.24)	—	3.54	21.32	34.73	106,325	1.37	1.37	1.94	36
10/1/22 to 9/30/23	19.83	0.36	—	(0.26)	0.10	(0.33)	—	(1.82)	(2.15)	—	(2.05)	17.78	0.14	94,402	1.35	1.35	1.85	29
10/1/21 to 9/30/22	24.94	0.18	—	(4.16)	(3.98)	(0.24)	—	(0.89)	(1.13)	—	(5.11)	19.83	(17.05)	107,081	1.34 (12)	1.34	0.73	14
10/1/20 to 9/30/21	18.82	0.22	—	7.10	7.32	(0.46)	—	(0.74)	(1.20)	—	6.12	24.94	40.33	143,841	1.36	1.36	0.98	14
Class C
10/1/25 to 3/31/26(8)	$18.94	0.11	—	0.25	0.36	(0.16)	—	(0.64)	(0.80)	—	(0.44)	$18.50	2.09%	$2,628	1.99%	2.08%	1.17%	5%
10/1/24 to 9/30/25	21.30	0.24	—	(1.15)	(0.91)	(0.23)	—	(1.22)	(1.45)	—	(2.36)	18.94	(4.00)	2,713	2.02 (13)	2.08	1.25	17
10/1/23 to 9/30/24	17.77	0.23	—	5.41	5.64	(0.24)	—	(1.87)	(2.11)	—	3.53	21.30	33.76	3,338	2.08	2.08	1.24	36
10/1/22 to 9/30/23	19.81	0.21	—	(0.25)	(0.04)	(0.18)	—	(1.82)	(2.00)	—	(2.04)	17.77	(0.59)	3,196	2.07	2.07	1.09	29
10/1/21 to 9/30/22	24.90	(0.01)	—	(4.13)	(4.14)	(0.06)	—	(0.89)	(0.95)	—	(5.09)	19.81	(17.64)	4,181	2.06 (12)	2.06	(0.03)	14
10/1/20 to 9/30/21	18.79	0.10	—	7.04	7.14	(0.29)	—	(0.74)	(1.03)	—	6.11	24.90	39.32	6,244	2.08	2.08	0.43	14
Class I
10/1/25 to 3/31/26(8)	$18.85	0.20	—	0.24	0.44	(0.25)	—	(0.64)	(0.89)	—	(0.45)	$18.40	2.57%	$107,811	0.99%	1.11%	2.16%	5%
10/1/24 to 9/30/25	21.22	0.42	—	(1.14)	(0.72)	(0.43)	—	(1.22)	(1.65)	—	(2.37)	18.85	(3.07)	115,944	1.02 (13)	1.09	2.22	17
10/1/23 to 9/30/24	17.70	0.40	—	5.41	5.81	(0.42)	—	(1.87)	(2.29)	—	3.52	21.22	35.09	157,388	1.11	1.11	2.17	36
10/1/22 to 9/30/23	19.76	0.40	—	(0.27)	0.13	(0.37)	—	(1.82)	(2.19)	—	(2.06)	17.70	0.33	159,616	1.11	1.11	2.07	29
10/1/21 to 9/30/22	24.85	0.25	—	(4.14)	(3.89)	(0.31)	—	(0.89)	(1.20)	—	(5.09)	19.76	(16.80)	184,709	1.09 (12)	1.09	0.98	14
10/1/20 to 9/30/21	18.76	0.20	—	7.16	7.36	(0.53)	—	(0.74)	(1.27)	—	6.09	24.85	40.73	234,084	1.09	1.09	0.92	14
Class R6
10/1/25 to 3/31/26(8)	$18.96	0.22	—	0.25	0.47	(0.27)	—	(0.64)	(0.91)	—	(0.44)	$18.52	2.72%	$147,485	0.79%	0.96%	2.39%	5%
10/1/24 to 9/30/25	21.34	0.48	—	(1.17)	(0.69)	(0.47)	—	(1.22)	(1.69)	—	(2.38)	18.96	(2.85)	140,289	0.79	0.95	2.51	17
10/1/23 to 9/30/24	17.79	0.47	—	5.43	5.90	(0.48)	—	(1.87)	(2.35)	—	3.55	21.34	35.53	131,609	0.79	0.95	2.53	36
10/1/22 to 9/30/23	19.85	0.47	—	(0.27)	0.20	(0.44)	—	(1.82)	(2.26)	—	(2.06)	17.79	0.68	98,812	0.78	0.95	2.43	29
10/1/21 to 9/30/22	24.96	0.31	—	(4.16)	(3.85)	(0.37)	—	(0.89)	(1.26)	—	(5.11)	19.85	(16.57)	97,558	0.80 (12)	0.95	1.21	14
10/1/20 to 9/30/21	18.81	0.20	—	7.26	7.46	(0.57)	—	(0.74)	(1.31)	—	6.15	24.96	41.15	151,739	0.79	0.94	0.89	14

KAR Developing Markets Fund
Class A
10/1/25 to 3/31/26(8)	$10.78	0.09	—	(0.03)	0.06	(0.25)	—	—	(0.25)	—	(0.19)	$10.59	0.61%	$430	1.36% (17)(18)	3.58%	1.69%	24%
10/1/24 to 9/30/25	9.11	0.15	—	1.68	1.83	(0.16)	—	—	(0.16)	—	1.67	10.78	20.49	300	1.37 (13)	4.51	1.61	33
10/1/23 to 9/30/24	7.67	0.15	—	1.46	1.61	(0.17)	—	—	(0.17)	—	1.44	9.11	21.30	163	1.50	4.77	1.84	25
10/1/22 to 9/30/23	6.75	0.11	—	0.87	0.98	(0.06)	—	—	(0.06)	—	0.92	7.67	14.56	98	1.52 (13)	4.24	1.38	27
10/1/21 to 9/30/22	9.63	0.04	—	(2.87)	(2.83)	(0.01)	—	(0.04)	(0.05)	—	(2.88)	6.75	(29.56)	85	1.56 (12)	4.83	0.53	16
6/22/21(16) to 9/30/21	10.00	— (9)	—	(0.37)	(0.37)	—	—	—	—	—	(0.37)	9.63	(3.70)	96	1.55	12.33	0.01	5 (19)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
KAR Developing Markets Fund (Continued)
Class I
10/1/25 to 3/31/26(8)	$10.80	0.10	—	(0.03)	0.07	(0.27)	—	—	(0.27)	—	(0.20)	$10.60	0.70%	$351	1.09% (18)	3.20%	1.85%	24%
10/1/24 to 9/30/25	9.11	0.20	—	1.65	1.85	(0.16)	—	—	(0.16)	—	1.69	10.80	20.84	1,009	1.10 (13)	4.29	2.04	33
10/1/23 to 9/30/24	7.67	0.17	—	1.46	1.63	(0.19)	—	—	(0.19)	—	1.44	9.11	21.63	171	1.25	4.50	2.07	25
10/1/22 to 9/30/23	6.77	0.13	—	0.87	1.00	(0.10)	—	—	(0.10)	—	0.90	7.67	14.76	143	1.26 (13)	4.00	1.68	27
10/1/21 to 9/30/22	9.64	0.07	—	(2.88)	(2.81)	(0.02)	—	(0.04)	(0.06)	—	(2.87)	6.77	(29.38)	80	1.31 (12)	4.53	0.78	16
6/22/21(16) to 9/30/21	10.00	0.01	—	(0.37)	(0.36)	—	—	—	—	—	(0.36)	9.64	(3.60)	97	1.30	12.08	0.26	5 (19)
Class R6
10/1/25 to 3/31/26(8)	$10.85	0.11	—	(0.03)	0.08	(0.24)	—	—	(0.24)	—	(0.16)	$10.69	0.76%	$2,886	1.06% (17)(18)	3.21%	2.10%	24%
10/1/24 to 9/30/25	9.15	0.18	—	1.69	1.87	(0.17)	—	—	(0.17)	—	1.70	10.85	20.89	2,930	1.07 (13)	4.20	1.90	33
10/1/23 to 9/30/24	7.70	0.17	—	1.47	1.64	(0.19)	—	—	(0.19)	—	1.45	9.15	21.65	2,643	1.20	4.43	2.09	25
10/1/22 to 9/30/23	6.77	0.13	—	0.88	1.01	(0.08)	—	—	(0.08)	—	0.93	7.70	14.97	2,358	1.21 (13)	3.92	1.67	27
10/1/21 to 9/30/22	9.64	0.07	—	(2.88)	(2.81)	(0.02)	—	(0.04)	(0.06)	—	(2.87)	6.77	(29.37)	2,189	1.23 (12)	4.53	0.89	16
6/22/21(16) to 9/30/21	10.00	0.01	—	(0.37)	(0.36)	—	—	—	—	—	(0.36)	9.64	(3.60)	2,603	1.22	12.06	0.34	5 (19)

KAR Emerging Markets Small-Cap Fund
Class A
10/1/25 to 3/31/26(8)	$17.01	0.13	—	(0.55)	(0.42)	(0.38)	—	—	(0.38)	—	(0.80)	$16.21	(2.44) %	$35,965	1.70%	1.79%	1.54%	31%
10/1/24 to 9/30/25	16.39	0.29	—	0.83	1.12	(0.21)	—	(0.29)	(0.50)	—	0.62	17.01	7.29	37,007	1.72 (13)	1.80	1.85	34
10/1/23 to 9/30/24	13.12	0.23	—	3.04	3.27	—	—	—	—	—	3.27	16.39	24.92	36,264	1.78 (14)(20)	1.78	1.55	24
10/1/22 to 9/30/23	11.24	0.15	—	1.73	1.88	—	—	—	—	—	1.88	13.12	16.73	29,963	1.78	1.79	1.17	17
10/1/21 to 9/30/22	17.61	0.05	—	(5.10)	(5.05)	(0.33)	—	(0.99)	(1.32)	—	(6.37)	11.24	(30.74)	31,637	1.81 (12)(13)(14)(20)	1.80	0.32	24
10/1/20 to 9/30/21	14.93	(0.02)	—	2.87	2.85	(0.17)	—	—	(0.17)	—	2.68	17.61	19.15	57,403	1.85 (14)(20)	1.81	(0.11)	19
Class C
10/1/25 to 3/31/26(8)	$16.56	0.06	—	(0.53)	(0.47)	(0.22)	—	—	(0.22)	—	(0.69)	$15.87	(2.82) %	$3,298	2.45%	2.47%	0.79%	31%
10/1/24 to 9/30/25	15.93	0.15	—	0.84	0.99	(0.07)	—	(0.29)	(0.36)	—	0.63	16.56	6.57	4,117	2.46 (13)	2.48	0.98	34
10/1/23 to 9/30/24	12.85	0.12	—	2.96	3.08	—	—	—	—	—	3.08	15.93	23.97	4,369	2.49 (14)(20)	2.47	0.84	24
10/1/22 to 9/30/23	11.09	0.07	—	1.69	1.76	—	—	—	—	—	1.76	12.85	15.87	3,803	2.52	2.51	0.52	17
10/1/21 to 9/30/22	17.41	(0.05)	—	(5.06)	(5.11)	(0.22)	—	(0.99)	(1.21)	—	(6.32)	11.09	(31.27)	1,589	2.56 (12)(13)	2.62	(0.34)	24
10/1/20 to 9/30/21	14.80	(0.14)	—	2.85	2.71	(0.10)	—	—	(0.10)	—	2.61	17.41	18.33	2,540	2.60 (14)(20)	2.54	(0.79)	19
Class I
10/1/25 to 3/31/26(8)	$17.21	0.15	—	(0.55)	(0.40)	(0.46)	—	—	(0.46)	—	(0.86)	$16.35	(2.32) %	$295,532	1.45%	1.52%	1.77%	31%
10/1/24 to 9/30/25	16.58	0.31	—	0.86	1.17	(0.25)	—	(0.29)	(0.54)	—	0.63	17.21	7.55	302,094	1.47 (13)	1.53	1.94	34
10/1/23 to 9/30/24	13.23	0.28	—	3.07	3.35	—	—	—	—	—	3.35	16.58	25.32	304,313	1.50	1.51	1.88	24
10/1/22 to 9/30/23	11.31	0.19	—	1.73	1.92	—	—	—	—	—	1.92	13.23	16.98	227,178	1.49	1.51	1.47	17
10/1/21 to 9/30/22	17.72	0.09	—	(5.12)	(5.03)	(0.39)	—	(0.99)	(1.38)	—	(6.41)	11.31	(30.49)	196,191	1.51 (12)(13)	1.55	0.61	24
10/1/20 to 9/30/21	15.01	0.05	—	2.86	2.91	(0.20)	—	—	(0.20)	—	2.71	17.72	19.49	360,774	1.55 (14)(20)	1.51	0.26	19
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
KAR Emerging Markets Small-Cap Fund (Continued)
Class R6
10/1/25 to 3/31/26(8)	$17.42	0.16	—	(0.56)	(0.40)	(0.48)	—	—	(0.48)	—	(0.88)	$16.54	(2.25) %	$1,933	1.30%	1.41%	1.87%	31%
10/1/24 to 9/30/25	16.60	0.34	—	0.88	1.22	(0.11)	—	(0.29)	(0.40)	—	0.82	17.42	7.72	2,058	1.33 (13)	1.43	2.11	34
10/1/23 to 9/30/24	13.23	0.28	—	3.09	3.37	—	—	—	—	—	3.37	16.60	25.47	2,005	1.40	1.41	1.85	24
10/1/22 to 9/30/23	11.30	0.20	—	1.73	1.93	—	—	—	—	—	1.93	13.23	17.08	1,675	1.39	1.42	1.58	17
10/1/21 to 9/30/22	17.74	0.13	—	(5.14)	(5.01)	(0.44)	—	(0.99)	(1.43)	—	(6.44)	11.30	(30.43)	1,101	1.41 (12)(13)	1.45	0.96	24
10/1/20 to 9/30/21	15.01	0.13	—	2.82	2.95	(0.22)	—	—	(0.22)	—	2.73	17.74	19.71	1,223	1.41 (14)(20)	1.41	0.72	19

KAR International Small-Mid Cap Fund
Class A
10/1/25 to 3/31/26(8)	$21.52	0.15	—	(1.88)	(1.73)	(0.67)	—	—	(0.67)	—	(2.40)	$19.12	(8.18) %	$36,726	1.48% (21)	1.48%	1.43%	19%
10/1/24 to 9/30/25	20.41	0.39	—	1.05	1.44	(0.33)	—	—	(0.33)	—	1.11	21.52	7.31	45,607	1.45 (11)(14)(20)	1.45	1.89	26
10/1/23 to 9/30/24	15.93	0.21	—	4.27	4.48	—	—	—	—	—	4.48	20.41	28.12	44,592	1.45 (11)(14)(20)	1.45	1.20	19
10/1/22 to 9/30/23	12.53	0.16	—	3.24	3.40	—	—	—	—	—	3.40	15.93	27.13	41,974	1.45	1.45	1.04	16
10/1/21 to 9/30/22	24.72	0.11	—	(10.47)	(10.36)	(0.44)	—	(1.39)	(1.83)	—	(12.19)	12.53	(45.16)	42,670	1.44 (12)(14)	1.44	0.55	21
10/1/20 to 9/30/21	19.15	0.04	—	5.74	5.78	(0.16)	—	(0.05)	(0.21)	— (9)	5.57	24.72	30.29 (10)	100,353	1.53 (13)(14)	1.53	0.18	23
Class C
10/1/25 to 3/31/26(8)	$20.81	0.06	—	(1.82)	(1.76)	(0.23)	—	—	(0.23)	—	(1.99)	$18.82	(8.50) %	$6,323	2.23% (21)	2.24%	0.64%	19%
10/1/24 to 9/30/25	19.67	0.21	—	1.04	1.25	(0.11)	—	—	(0.11)	—	1.14	20.81	6.46	11,073	2.21 (11)(14)(20)	2.20	1.07	26
10/1/23 to 9/30/24	15.47	0.08	—	4.12	4.20	—	—	—	—	—	4.20	19.67	27.15	16,584	2.20 (11)(20)	2.20	0.46	19
10/1/22 to 9/30/23	12.26	0.05	—	3.16	3.21	—	—	—	—	—	3.21	15.47	26.18	17,814	2.20	2.21	0.30	16
10/1/21 to 9/30/22	24.23	(0.03)	—	(10.28)	(10.31)	(0.27)	—	(1.39)	(1.66)	—	(11.97)	12.26	(45.57)	18,430	2.20 (12)(14)	2.20	(0.18)	21
10/1/20 to 9/30/21	18.78	(0.13)	—	5.65	5.52	(0.02)	—	(0.05)	(0.07)	— (9)	5.45	24.23	29.43 (10)	42,388	2.25 (13)	2.25	(0.55)	23
Class I
10/1/25 to 3/31/26(8)	$21.74	0.17	—	(1.88)	(1.71)	(0.76)	—	—	(0.76)	—	(2.47)	$19.27	(8.02) %	$666,800	1.22% (14)(21)	1.22%	1.65%	19%
10/1/24 to 9/30/25	20.61	0.44	—	1.05	1.49	(0.36)	—	—	(0.36)	—	1.13	21.74	7.51	897,238	1.19 (11)(14)(20)	1.19	2.13	26
10/1/23 to 9/30/24	16.04	0.27	—	4.30	4.57	—	—	—	—	—	4.57	20.61	28.49	923,484	1.20 (11)(14)(20)	1.19	1.50	19
10/1/22 to 9/30/23	12.58	0.21	—	3.25	3.46	—	—	—	—	—	3.46	16.04	27.50	809,503	1.20	1.20	1.31	16
10/1/21 to 9/30/22	24.86	0.15	—	(10.51)	(10.36)	(0.53)	—	(1.39)	(1.92)	—	(12.28)	12.58	(45.04)	927,917	1.19 (12)(14)	1.19	0.76	21
10/1/20 to 9/30/21	19.25	0.12	—	5.76	5.88	(0.22)	—	(0.05)	(0.27)	— (9)	5.61	24.86	30.69 (10)	2,685,996	1.24 (13)(14)	1.24	0.49	23
Class R6
10/1/25 to 3/31/26(8)	$21.81	0.18	—	(1.88)	(1.70)	(0.81)	—	—	(0.81)	—	(2.51)	$19.30	(7.98) %	$73,189	1.11% (14)(21)	1.11%	1.75%	19%
10/1/24 to 9/30/25	20.68	0.46	—	1.06	1.52	(0.39)	—	—	(0.39)	—	1.13	21.81	7.64	95,177	1.09 (11)(14)(20)	1.09	2.22	26
10/1/23 to 9/30/24	16.08	0.29	—	4.31	4.60	—	—	—	—	—	4.60	20.68	28.61	91,690	1.08 (11)(14)	1.08	1.63	19
10/1/22 to 9/30/23	12.60	0.22	—	3.26	3.48	—	—	—	—	—	3.48	16.08	27.62	76,606	1.09	1.09	1.38	16
10/1/21 to 9/30/22	24.89	0.17	—	(10.52)	(10.35)	(0.55)	—	(1.39)	(1.94)	—	(12.29)	12.60	(44.97)	80,462	1.09 (12)(14)	1.09	0.86	21
10/1/20 to 9/30/21	19.27	0.16	—	5.75	5.91	(0.24)	—	(0.05)	(0.29)	— (9)	5.62	24.89	30.82 (10)	277,279	1.15 (13)(14)	1.15	0.65	23
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Newfleet Core Plus Bond Fund
Class A
10/1/25 to 3/31/26(8)	$10.17	0.23	—	(0.14)	0.09	(0.23)	—	—	(0.23)	—	(0.14)	$10.03	0.91%	$39,527	0.70%	0.90%	4.59%	14%
10/1/24 to 9/30/25	10.32	0.49	—	(0.15)	0.34	(0.49)	—	—	(0.49)	—	(0.15)	10.17	3.46	48,987	0.70	0.96	4.89	42
10/1/23 to 9/30/24	9.66	0.50	—	0.65	1.15	(0.49)	—	—	(0.49)	—	0.66	10.32	12.23	45,255	0.73 (13)	1.04	4.96	50
10/1/22 to 9/30/23	9.84	0.39	—	(0.18)	0.21	(0.39)	—	—	(0.39)	—	(0.18)	9.66	2.06	28,811	0.80 (22)	1.10	3.90	49
10/1/21 to 9/30/22	11.81	0.26	—	(1.80)	(1.54)	(0.27)	—	(0.16)	(0.43)	—	(1.97)	9.84	(13.38)	27,013	0.81 (12)	1.05	2.34	52
10/1/20 to 9/30/21	11.85	0.25	—	(0.04)	0.21	(0.25)	—	—	(0.25)	—	(0.04)	11.81	1.79	34,538	0.80	1.05	2.12	59
Class C
10/1/25 to 3/31/26(8)	$9.94	0.19	—	(0.15)	0.04	(0.19)	—	—	(0.19)	—	(0.15)	$9.79	0.50%	$4,928	1.45%	1.62%	3.84%	14%
10/1/24 to 9/30/25	10.08	0.41	—	(0.14)	0.27	(0.41)	—	—	(0.41)	—	(0.14)	9.94	2.76	5,134	1.45	1.69	4.14	42
10/1/23 to 9/30/24	9.43	0.41	—	0.65	1.06	(0.41)	—	—	(0.41)	—	0.65	10.08	11.45	4,381	1.48 (13)	1.78	4.20	50
10/1/22 to 9/30/23	9.61	0.31	—	(0.18)	0.13	(0.31)	—	—	(0.31)	—	(0.18)	9.43	1.25	1,553	1.55 (22)	1.87	3.16	49
10/1/21 to 9/30/22	11.54	0.17	—	(1.75)	(1.58)	(0.19)	—	(0.16)	(0.35)	—	(1.93)	9.61	(14.05)	1,283	1.56 (12)	1.84	1.55	52
10/1/20 to 9/30/21	11.57	0.16	—	(0.03)	0.13	(0.16)	—	—	(0.16)	—	(0.03)	11.54	1.11	2,621	1.55	1.81	1.39	59
Class I
10/1/25 to 3/31/26(8)	$10.34	0.25	—	(0.15)	0.10	(0.25)	—	—	(0.25)	—	(0.15)	$10.19	0.96%	$539,138	0.45%	0.62%	4.83%	14%
10/1/24 to 9/30/25	10.49	0.52	—	(0.15)	0.37	(0.52)	—	—	(0.52)	—	(0.15)	10.34	3.75	483,381	0.45	0.68	5.13	42
10/1/23 to 9/30/24	9.82	0.53	—	0.67	1.20	(0.53)	—	—	(0.53)	—	0.67	10.49	12.50	352,878	0.48 (13)	0.76	5.20	50
10/1/22 to 9/30/23	10.00	0.43	—	(0.19)	0.24	(0.42)	—	—	(0.42)	—	(0.18)	9.82	2.33	132,866	0.55	0.84	4.26	49
10/1/21 to 9/30/22	12.00	0.29	—	(1.82)	(1.53)	(0.31)	—	(0.16)	(0.47)	—	(2.00)	10.00	(13.17)	63,559	0.57 (12)	0.80	2.62	52
10/1/20 to 9/30/21	12.04	0.28	—	(0.04)	0.24	(0.28)	—	—	(0.28)	—	(0.04)	12.00	2.04	70,630	0.55	0.79	2.36	59
Class R6
10/1/25 to 3/31/26(8)	$10.35	0.25	—	(0.15)	0.10	(0.25)	—	—	(0.25)	—	(0.15)	$10.20	1.01%	$42,991	0.35%	0.54%	4.94%	14%
10/1/24 to 9/30/25	10.50	0.53	—	(0.15)	0.38	(0.53)	—	—	(0.53)	—	(0.15)	10.35	3.82	34,535	0.37 (13)	0.60	5.15	42
10/1/23 to 9/30/24	9.83	0.54	—	0.66	1.20	(0.53)	—	—	(0.53)	—	0.67	10.50	12.57	6,733	0.42 (13)	0.68	5.28	50
10/1/22 to 9/30/23	10.01	0.44	—	(0.19)	0.25	(0.43)	—	—	(0.43)	—	(0.18)	9.83	2.47	1,971	0.43	0.74	4.32	49
10/1/21 to 9/30/22	12.01	0.30	—	(1.82)	(1.52)	(0.32)	—	(0.16)	(0.48)	—	(2.00)	10.01	(13.05)	1,338	0.45 (12)	0.73	2.74	52
10/1/20 to 9/30/21	12.05	0.30	—	(0.04)	0.26	(0.30)	—	—	(0.30)	—	(0.04)	12.01	2.17	1,214	0.43	0.72	2.48	59

Newfleet High Yield Fund
Class A
10/1/25 to 3/31/26(8)	$3.89	0.12	—	(0.13)	(0.01)	(0.12)	—	—	(0.12)	—	(0.13)	$3.76	(0.28) %	$33,073	0.95%	1.35%	6.26%	19%
10/1/24 to 9/30/25	3.90	0.27	—	(0.01)	0.26	(0.27)	—	—	(0.27)	—	(0.01)	3.89	6.93	33,717	0.95	1.34	6.96	31
10/1/23 to 9/30/24	3.65	0.27	—	0.25	0.52	(0.27)	—	—	(0.27)	—	0.25	3.90	14.73	35,356	0.96 (13)	1.30	7.19	61
10/1/22 to 9/30/23	3.53	0.24	—	0.12	0.36	(0.24)	—	—	(0.24)	—	0.12	3.65	10.27	35,738	1.01 (12)	1.33	6.53	52
10/1/21 to 9/30/22	4.28	0.20	—	(0.75)	(0.55)	(0.20)	—	—	(0.20)	—	(0.75)	3.53	(13.15)	36,258	1.01 (12)	1.27	5.10	47
10/1/20 to 9/30/21	4.00	0.20	—	0.28	0.48	(0.20)	—	—	(0.20)	—	0.28	4.28	12.18	47,153	1.00	1.25	4.77	74
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Newfleet High Yield Fund (Continued)
Class I
10/1/25 to 3/31/26(8)	$3.90	0.12	—	(0.13)	(0.01)	(0.12)	—	—	(0.12)	—	(0.13)	$3.77	(0.15) %	$11,669	0.70%	1.10%	6.43%	19%
10/1/24 to 9/30/25	3.91	0.28	—	(0.01)	0.27	(0.28)	—	—	(0.28)	—	(0.01)	3.90	7.19	8,243	0.70	1.11	7.20	31
10/1/23 to 9/30/24	3.66	0.28	—	0.25	0.53	(0.28)	—	—	(0.28)	—	0.25	3.91	15.00	6,745	0.71 (13)	1.09	7.42	61
10/1/22 to 9/30/23	3.53	0.25	—	0.13	0.38	(0.25)	—	—	(0.25)	—	0.13	3.66	10.84	7,225	0.76 (12)	1.12	6.77	52
10/1/21 to 9/30/22	4.29	0.21	—	(0.76)	(0.55)	(0.21)	—	—	(0.21)	—	(0.76)	3.53	(13.14)	6,196	0.76 (12)	1.10	5.34	47
10/1/20 to 9/30/21	4.01	0.21	—	0.28	0.49	(0.21)	—	—	(0.21)	—	0.28	4.29	12.43	8,297	0.75	1.05	5.01	74
Class R6
10/1/25 to 3/31/26(8)	$3.89	0.13	—	(0.12)	0.01	(0.13)	—	—	(0.13)	—	(0.12)	$3.77	0.17%	$6,823	0.59%	1.00%	6.63%	19%
10/1/24 to 9/30/25	3.90	0.28	—	(0.01)	0.27	(0.28)	—	—	(0.28)	—	(0.01)	3.89	7.31	6,764	0.59	0.99	7.33	31
10/1/23 to 9/30/24	3.65	0.29	—	0.24	0.53	(0.28)	—	—	(0.28)	—	0.25	3.90	15.16	10,896	0.59	0.94	7.56	61
10/1/22 to 9/30/23	3.53	0.25	—	0.12	0.37	(0.25)	—	—	(0.25)	—	0.12	3.65	10.71	1,861	0.60 (12)	0.99	6.93	52
10/1/21 to 9/30/22	4.29	0.22	—	(0.76)	(0.54)	(0.22)	—	—	(0.22)	—	(0.76)	3.53	(13.00)	1,760	0.60 (12)	0.96	5.50	47
10/1/20 to 9/30/21	4.00	0.22	—	0.29	0.51	(0.22)	—	—	(0.22)	—	0.29	4.29	12.87	1,937	0.60 (13)	0.93	5.12	74

Newfleet Low Duration Core Plus Bond Fund
Class A
10/1/25 to 3/31/26(8)	$10.76	0.23	—	(0.06)	0.17	(0.23)	—	—	(0.23)	—	(0.06)	$10.70	1.56%	$60,407	0.75%	0.93%	4.22%	23%
10/1/24 to 9/30/25	10.70	0.47	—	0.06	0.53	(0.47)	—	—	(0.47)	—	0.06	10.76	5.04	60,543	0.75	0.93	4.37	55
10/1/23 to 9/30/24	10.23	0.43	—	0.47	0.90	(0.43)	—	—	(0.43)	—	0.47	10.70	8.99	60,159	0.75	0.94	4.14	46
10/1/22 to 9/30/23	10.09	0.31	—	0.14	0.45	(0.31)	—	—	(0.31)	—	0.14	10.23	4.55	62,424	0.74	0.93	3.05	38
10/1/21 to 9/30/22	10.96	0.15	—	(0.86)	(0.71)	(0.16)	—	—	(0.16)	—	(0.87)	10.09	(6.55)	77,244	0.77 (12)	0.90	1.46	38
10/1/20 to 9/30/21	10.96	0.16	—	— (9)	0.16	(0.16)	—	—	(0.16)	—	— (9)	10.96	1.44	101,271	0.75	0.89	1.42	55
Class C
10/1/25 to 3/31/26(8)	$10.76	0.19	—	(0.06)	0.13	(0.19)	—	—	(0.19)	—	(0.06)	$10.70	1.18%	$5,413	1.50%	1.70%	3.47%	23%
10/1/24 to 9/30/25	10.70	0.39	—	0.06	0.45	(0.39)	—	—	(0.39)	—	0.06	10.76	4.26	6,049	1.50	1.69	3.62	55
10/1/23 to 9/30/24	10.23	0.35	—	0.47	0.82	(0.35)	—	—	(0.35)	—	0.47	10.70	8.18	7,398	1.50	1.68	3.38	46
10/1/22 to 9/30/23	10.09	0.23	—	0.15	0.38	(0.24)	—	—	(0.24)	—	0.14	10.23	3.78	8,845	1.49	1.66	2.29	38
10/1/21 to 9/30/22	10.96	0.07	—	(0.86)	(0.79)	(0.08)	—	—	(0.08)	—	(0.87)	10.09	(7.26)	11,773	1.51 (12)	1.69	0.70	38
10/1/20 to 9/30/21	10.96	0.08	—	(0.01)	0.07	(0.07)	—	—	(0.07)	—	— (9)	10.96	0.68	17,403	1.50	1.66	0.69	55
Class I
10/1/25 to 3/31/26(8)	$10.76	0.24	—	(0.07)	0.17	(0.24)	—	—	(0.24)	—	(0.07)	$10.69	1.59%	$344,806	0.50%	0.69%	4.47%	23%
10/1/24 to 9/30/25	10.69	0.49	—	0.07	0.56	(0.49)	—	—	(0.49)	—	0.07	10.76	5.40	389,784	0.50	0.69	4.62	55
10/1/23 to 9/30/24	10.22	0.46	—	0.47	0.93	(0.46)	—	—	(0.46)	—	0.47	10.69	9.26	353,956	0.50	0.69	4.39	46
10/1/22 to 9/30/23	10.08	0.34	—	0.14	0.48	(0.34)	—	—	(0.34)	—	0.14	10.22	4.81	314,549	0.49	0.68	3.29	38
10/1/21 to 9/30/22	10.96	0.18	—	(0.88)	(0.70)	(0.18)	—	—	(0.18)	—	(0.88)	10.08	(6.41)	425,501	0.52 (12)	0.66	1.69	38
10/1/20 to 9/30/21	10.95	0.18	—	0.01	0.19	(0.18)	—	—	(0.18)	—	0.01	10.96	1.78	634,354	0.50	0.65	1.64	55
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Newfleet Low Duration Core Plus Bond Fund (Continued)
Class R6
10/1/25 to 3/31/26(8)	$10.77	0.24	—	(0.07)	0.17	(0.24)	—	—	(0.24)	—	(0.07)	$10.70	1.63%	$2,356	0.43%	0.61%	4.54%	23%
10/1/24 to 9/30/25	10.70	0.50	—	0.07	0.57	(0.50)	—	—	(0.50)	—	0.07	10.77	5.47	2,357	0.43	0.61	4.69	55
10/1/23 to 9/30/24	10.23	0.47	—	0.47	0.94	(0.47)	—	—	(0.47)	—	0.47	10.70	9.33	9,887	0.43	0.61	4.47	46
10/1/22 to 9/30/23	10.09	0.34	—	0.15	0.49	(0.35)	—	—	(0.35)	—	0.14	10.23	4.89	7,452	0.42	0.60	3.37	38
10/1/21 to 9/30/22	10.96	0.19	—	(0.87)	(0.68)	(0.19)	—	—	(0.19)	—	(0.87)	10.09	(6.25)	39,337	0.45 (12)	0.60	1.81	38
10/1/20 to 9/30/21	10.96	0.16	—	0.03	0.19	(0.19)	—	—	(0.19)	—	— (9)	10.96	1.76	27,222	0.43	0.57	1.46	55

Newfleet Multi-Sector Intermediate Bond Fund
Class A
10/1/25 to 3/31/26(8)	$9.29	0.24	—	(0.14)	0.10	(0.24)	—	—	(0.24)	—	(0.14)	$9.15	1.07%	$84,019	0.99%	1.08%	5.15%	24%
10/1/24 to 9/30/25	9.32	0.52	—	(0.02)	0.50	(0.53)	—	—	(0.53)	—	(0.03)	9.29	5.56	85,924	0.99	1.08	5.74	76
10/1/23 to 9/30/24	8.79	0.53	—	0.54	1.07	(0.53)	(0.01)	—	(0.54)	—	0.53	9.32	12.55	87,569	0.99	1.09	5.86	65
10/1/22 to 9/30/23	8.73	0.44	—	0.05	0.49	(0.43)	—	—	(0.43)	—	0.06	8.79	5.64	67,280	0.99	1.10	4.94	48
10/1/21 to 9/30/22	10.35	0.36	—	(1.59)	(1.23)	(0.37)	(0.02)	—	(0.39)	—	(1.62)	8.73	(12.15)	64,515	1.00 (12)	1.10	3.76	52
10/1/20 to 9/30/21	10.06	0.37	—	0.27	0.64	(0.35)	—	—	(0.35)	— (9)	0.29	10.35	6.45 (10)	82,697	0.99	1.07	3.56	77
Class C
10/1/25 to 3/31/26(8)	$9.41	0.21	—	(0.14)	0.07	(0.21)	—	—	(0.21)	—	(0.14)	$9.27	0.71%	$10,849	1.74%	1.82%	4.39%	24%
10/1/24 to 9/30/25	9.44	0.46	—	(0.03)	0.43	(0.46)	—	—	(0.46)	—	(0.03)	9.41	4.71	9,781	1.74	1.83	4.98	76
10/1/23 to 9/30/24	8.90	0.47	—	0.55	1.02	(0.47)	(0.01)	—	(0.48)	—	0.54	9.44	11.67	10,065	1.74	1.83	5.10	65
10/1/22 to 9/30/23	8.83	0.38	—	0.05	0.43	(0.36)	—	—	(0.36)	—	0.07	8.90	4.91	9,131	1.74	1.85	4.15	48
10/1/21 to 9/30/22	10.46	0.30	—	(1.62)	(1.32)	(0.29)	(0.02)	—	(0.31)	—	(1.63)	8.83	(12.78)	12,014	1.75 (12)	1.85	3.00	52
10/1/20 to 9/30/21	10.17	0.29	—	0.27	0.56	(0.27)	—	—	(0.27)	— (9)	0.29	10.46	5.58 (10)	20,004	1.74	1.82	2.81	77
Class I
10/1/25 to 3/31/26(8)	$9.23	0.25	—	(0.14)	0.11	(0.25)	—	—	(0.25)	—	(0.14)	$9.09	1.18%	$776,327	0.74%	0.80%	5.39%	24%
10/1/24 to 9/30/25	9.28	0.54	—	(0.03)	0.51	(0.56)	—	—	(0.56)	—	(0.05)	9.23	5.69	673,711	0.74	0.80	5.97	76
10/1/23 to 9/30/24	8.76	0.55	—	0.54	1.09	(0.56)	(0.01)	—	(0.57)	—	0.52	9.28	12.86	570,619	0.74	0.80	6.11	65
10/1/22 to 9/30/23	8.70	0.47	—	0.05	0.52	(0.46)	—	—	(0.46)	—	0.06	8.76	6.01	303,103	0.74	0.82	5.24	48
10/1/21 to 9/30/22	10.33	0.39	—	(1.60)	(1.21)	(0.40)	(0.02)	—	(0.42)	—	(1.63)	8.70	(11.99)	159,300	0.75 (12)	0.86	4.00	52
10/1/20 to 9/30/21	10.05	0.39	—	0.28	0.67	(0.39)	—	—	(0.39)	— (9)	0.28	10.33	6.70 (10)	212,633	0.74	0.82	3.80	77
Class R6
10/1/25 to 3/31/26(8)	$9.35	0.26	—	(0.14)	0.12	(0.26)	—	—	(0.26)	—	(0.14)	$9.21	1.27%	$67,584	0.60%	0.74%	5.54%	24%
10/1/24 to 9/30/25	9.38	0.56	—	(0.03)	0.53	(0.56)	—	—	(0.56)	—	(0.03)	9.35	5.90	73,205	0.60	0.74	6.11	76
10/1/23 to 9/30/24	8.84	0.57	—	0.55	1.12	(0.57)	(0.01)	—	(0.58)	—	0.54	9.38	12.98	58,326	0.60	0.75	6.25	65
10/1/22 to 9/30/23	8.76	0.48	—	0.06	0.54	(0.46)	—	—	(0.46)	—	0.08	8.84	6.21	18,072	0.60	0.77	5.39	48
10/1/21 to 9/30/22	10.38	0.40	—	(1.60)	(1.20)	(0.40)	(0.02)	—	(0.42)	—	(1.62)	8.76	(11.83)	5,175	0.61 (12)	0.78	4.15	52
10/1/20 to 9/30/21	10.08	0.41	—	0.28	0.69	(0.39)	—	—	(0.39)	— (9)	0.30	10.38	6.87 (10)	6,345	0.60	0.75	3.94	77
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Newfleet Multi-Sector Short Term Bond Fund
Class A
10/1/25 to 3/31/26(8)	$4.57	0.10	—	(0.03)	0.07	(0.10)	—	—	(0.10)	—	(0.03)	$4.54	1.53%	$548,563	0.90%	0.99%	4.36%	22%
10/1/24 to 9/30/25	4.56	0.21	—	0.01	0.22	(0.21)	—	—	(0.21)	—	0.01	4.57	4.94	577,814	0.90	0.99	4.60	60
10/1/23 to 9/30/24	4.37	0.20	—	0.20	0.40	(0.21)	—	—	(0.21)	—	0.19	4.56	9.32	612,833	0.90	0.99	4.47	56
10/1/22 to 9/30/23	4.30	0.15	—	0.07	0.22	(0.15)	—	—	(0.15)	—	0.07	4.37	5.17	660,114	0.89	0.97	3.47	37
10/1/21 to 9/30/22	4.76	0.09	—	(0.45)	(0.36)	(0.09)	(0.01)	—	(0.10)	—	(0.46)	4.30	(7.65)	771,020	0.92 (12)(13)	0.97	2.04	41
10/1/20 to 9/30/21	4.73	0.10	—	0.03	0.13	(0.10)	—	—	(0.10)	—	0.03	4.76	2.78	956,384	0.96 (14)	0.96	2.02	64
Class C
10/1/25 to 3/31/26(8)	$4.65	0.10	—	(0.03)	0.07	(0.10)	—	—	(0.10)	—	(0.03)	$4.62	1.41%	$73,740	1.16%	1.24%	4.11%	22%
10/1/24 to 9/30/25	4.63	0.20	—	0.02	0.22	(0.20)	—	—	(0.20)	—	0.02	4.65	4.84	86,474	1.16	1.24	4.34	60
10/1/23 to 9/30/24	4.43	0.19	—	0.21	0.40	(0.20)	—	—	(0.20)	—	0.20	4.63	9.13	108,561	1.16	1.24	4.20	56
10/1/22 to 9/30/23	4.37	0.14	—	0.06	0.20	(0.14)	—	—	(0.14)	—	0.06	4.43	4.58	132,559	1.15	1.23	3.19	37
10/1/21 to 9/30/22	4.83	0.08	—	(0.45)	(0.37)	(0.08)	(0.01)	—	(0.09)	—	(0.46)	4.37	(7.79)	181,221	1.18 (12)(13)	1.24	1.77	41
10/1/20 to 9/30/21	4.79	0.09	—	0.04	0.13	(0.09)	—	—	(0.09)	—	0.04	4.83	2.69	267,919	1.21 (14)	1.21	1.82	64
Class C1
10/1/25 to 3/31/26(8)	$4.63	0.08	—	(0.03)	0.05	(0.08)	—	—	(0.08)	—	(0.03)	$4.60	1.16%	$23,459	1.66%	1.73%	3.60%	22%
10/1/24 to 9/30/25	4.62	0.18	—	0.01	0.19	(0.18)	—	—	(0.18)	—	0.01	4.63	4.11	26,632	1.66	1.73	3.83	60
10/1/23 to 9/30/24	4.42	0.17	—	0.21	0.38	(0.18)	—	—	(0.18)	—	0.20	4.62	8.63	28,424	1.66	1.73	3.70	56
10/1/22 to 9/30/23	4.36	0.12	—	0.06	0.18	(0.12)	—	—	(0.12)	—	0.06	4.42	4.09	33,679	1.65	1.72	2.70	37
10/1/21 to 9/30/22	4.82	0.06	—	(0.46)	(0.40)	(0.05)	(0.01)	—	(0.06)	—	(0.46)	4.36	(8.25)	44,838	1.68 (12)(13)	1.72	1.27	41
10/1/20 to 9/30/21	4.78	0.06	—	0.04	0.10	(0.06)	—	—	(0.06)	—	0.04	4.82	2.19	70,114	1.71 (14)	1.71	1.32	64
Class I
10/1/25 to 3/31/26(8)	$4.58	0.11	—	(0.03)	0.08	(0.11)	—	—	(0.11)	—	(0.03)	$4.55	1.66%	$4,068,685	0.65%	0.73%	4.61%	22%
10/1/24 to 9/30/25	4.57	0.22	—	0.01	0.23	(0.22)	—	—	(0.22)	—	0.01	4.58	5.20	3,946,721	0.65	0.74	4.84	60
10/1/23 to 9/30/24	4.37	0.21	—	0.21	0.42	(0.22)	—	—	(0.22)	—	0.20	4.57	9.82	3,772,723	0.65	0.73	4.72	56
10/1/22 to 9/30/23	4.31	0.16	—	0.06	0.22	(0.16)	—	—	(0.16)	—	0.06	4.37	5.18	3,639,516	0.64	0.72	3.72	37
10/1/21 to 9/30/22	4.77	0.10	—	(0.45)	(0.35)	(0.10)	(0.01)	—	(0.11)	—	(0.46)	4.31	(7.40)	4,254,653	0.67 (12)(13)	0.72	2.29	41
10/1/20 to 9/30/21	4.73	0.11	—	0.04	0.15	(0.11)	—	—	(0.11)	—	0.04	4.77	3.25	5,221,147	0.71 (14)	0.71	2.28	64
Class R6
10/1/25 to 3/31/26(8)	$4.59	0.11	—	(0.02)	0.09	(0.11)	—	—	(0.11)	—	(0.02)	$4.57	1.95%	$57,952	0.52%	0.66%	4.74%	22%
10/1/24 to 9/30/25	4.59	0.23	—	—	0.23	(0.23)	—	—	(0.23)	—	—	4.59	5.06	61,122	0.52	0.66	4.96	60
10/1/23 to 9/30/24	4.39	0.22	—	0.20	0.42	(0.22)	—	—	(0.22)	—	0.20	4.59	9.87	24,364	0.52	0.65	4.87	56
10/1/22 to 9/30/23	4.32	0.16	—	0.07	0.23	(0.16)	—	—	(0.16)	—	0.07	4.39	5.48	10,991	0.51	0.69	3.75	37
10/1/21 to 9/30/22	4.78	0.11	—	(0.46)	(0.35)	(0.10)	(0.01)	—	(0.11)	—	(0.46)	4.32	(7.32)	25,862	0.54 (12)(13)	0.69	2.43	41
10/1/20 to 9/30/21	4.74	0.12	—	0.04	0.16	(0.12)	—	—	(0.12)	—	0.04	4.78	3.31	30,118	0.55	0.67	2.42	64
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Newfleet Senior Floating Rate Fund
Class A
10/1/25 to 3/31/26(8)	$8.58	0.26	—	(0.16)	0.10	(0.27)	—	—	(0.27)	—	(0.17)	$8.41	1.26%	$40,434	0.95% (23)	1.14%	6.18%	21%
10/1/24 to 9/30/25	8.71	0.63	—	(0.14)	0.49	(0.62)	—	—	(0.62)	—	(0.13)	8.58	5.81	44,232	0.93 (23)	1.07	7.27	104
10/1/23 to 9/30/24	8.70	0.73	—	0.01	0.74	(0.73)	—	—	(0.73)	—	0.01	8.71	8.77	63,313	0.97 (13)(23)	1.09	8.33	93
10/1/22 to 9/30/23	8.43	0.64	—	0.28	0.92	(0.65)	—	—	(0.65)	—	0.27	8.70	11.20	61,100	1.04 (23)	1.12	7.48	50
10/1/21 to 9/30/22	9.01	0.32	—	(0.58)	(0.26)	(0.32)	—	—	(0.32)	—	(0.58)	8.43	(2.87)	56,561	1.05 (12)(23)	1.11	3.65	33
10/1/20 to 9/30/21	8.58	0.28	—	0.43	0.71	(0.28)	—	—	(0.28)	—	0.43	9.01	8.40	72,274	1.04 (23)	1.08	3.18	65
Class C
10/1/25 to 3/31/26(8)	$8.58	0.23	—	(0.16)	0.07	(0.23)	—	—	(0.23)	—	(0.16)	$8.42	0.88%	$3,668	1.70% (23)	1.88%	5.43%	21%
10/1/24 to 9/30/25	8.72	0.56	—	(0.14)	0.42	(0.56)	—	—	(0.56)	—	(0.14)	8.58	4.91	4,119	1.68 (23)	1.83	6.49	104
10/1/23 to 9/30/24	8.71	0.66	—	0.01	0.67	(0.66)	—	—	(0.66)	—	0.01	8.72	7.96	4,897	1.72 (13)(23)	1.84	7.57	93
10/1/22 to 9/30/23	8.43	0.58	—	0.28	0.86	(0.58)	—	—	(0.58)	—	0.28	8.71	10.50	6,311	1.79 (23)	1.89	6.69	50
10/1/21 to 9/30/22	9.02	0.26	—	(0.59)	(0.33)	(0.26)	—	—	(0.26)	—	(0.59)	8.43	(3.71)	7,202	1.80 (12)(23)	1.87	2.92	33
10/1/20 to 9/30/21	8.59	0.22	—	0.43	0.65	(0.22)	—	—	(0.22)	—	0.43	9.02	7.59	9,595	1.78 (23)	1.85	2.49	65
Class I
10/1/25 to 3/31/26(8)	$8.56	0.27	—	(0.15)	0.12	(0.28)	—	—	(0.28)	—	(0.16)	$8.40	1.38%	$82,047	0.70% (23)	0.87%	6.47%	21%
10/1/24 to 9/30/25	8.70	0.64	—	(0.14)	0.50	(0.64)	—	—	(0.64)	—	(0.14)	8.56	5.95	121,877	0.68 (23)	0.83	7.47	104
10/1/23 to 9/30/24	8.69	0.75	—	0.01	0.76	(0.75)	—	—	(0.75)	—	0.01	8.70	9.04	130,792	0.72 (13)(23)	0.84	8.57	93
10/1/22 to 9/30/23	8.41	0.66	—	0.29	0.95	(0.67)	—	—	(0.67)	—	0.28	8.69	11.61	126,422	0.79 (23)	0.87	7.70	50
10/1/21 to 9/30/22	9.00	0.35	—	(0.59)	(0.24)	(0.35)	—	—	(0.35)	—	(0.59)	8.41	(2.75)	119,257	0.80 (12)(23)	0.86	3.94	33
10/1/20 to 9/30/21	8.57	0.30	—	0.44	0.74	(0.31)	—	—	(0.31)	—	0.43	9.00	8.68	136,742	0.79 (23)	0.83	3.42	65
Class R6
10/1/25 to 3/31/26(8)	$8.56	0.28	—	(0.16)	0.12	(0.28)	—	—	(0.28)	—	(0.16)	$8.40	1.43%	$940	0.60% (23)	0.81%	6.55%	21%
10/1/24 to 9/30/25	8.69	0.65	—	(0.13)	0.52	(0.65)	—	—	(0.65)	—	(0.13)	8.56	6.18	1,150	0.58 (23)	0.76	7.52	104
10/1/23 to 9/30/24	8.69	0.76	—	—	0.76	(0.76)	—	—	(0.76)	—	—	8.69	9.04	926	0.61 (23)	0.76	8.71	93
10/1/22 to 9/30/23	8.41	0.67	—	0.29	0.96	(0.68)	—	—	(0.68)	—	0.28	8.69	11.77	1,262	0.65 (23)	0.80	7.84	50
10/1/21 to 9/30/22	9.00	0.36	—	(0.59)	(0.23)	(0.36)	—	—	(0.36)	—	(0.59)	8.41	(2.61)	1,345	0.66 (12)(23)	0.80	4.08	33
10/1/20 to 9/30/21	8.57	0.32	—	0.43	0.75	(0.32)	—	—	(0.32)	—	0.43	9.00	8.83	1,616	0.65 (23)	0.77	3.61	65

Seix Tax-Exempt Bond Fund
Class A
10/1/25 to 3/31/26(8)	$10.21	0.14	—	—	0.14	(0.14)	—	—	(0.14)	—	—	$10.21	1.33%	$21,117	0.96% (12)	1.28%	2.69%	11%
10/1/24 to 9/30/25	10.37	0.29	—	(0.17)	0.12	(0.28)	—	—	(0.28)	—	(0.16)	10.21	1.25	21,660	0.83	1.16	2.82	35
10/1/23 to 9/30/24	9.89	0.28	—	0.47	0.75	(0.27)	—	—	(0.27)	—	0.48	10.37	7.70	24,927	0.83	1.11	2.73	31
10/1/22 to 9/30/23	9.94	0.27	—	(0.05)	0.22	(0.27)	—	—	(0.27)	—	(0.05)	9.89	2.14	27,621	0.83	1.08	2.69	23
10/1/21 to 9/30/22	11.36	0.23	—	(1.38)	(1.15)	(0.23)	—	(0.04)	(0.27)	—	(1.42)	9.94	(10.30)	29,594	0.85 (12)(13)	1.02	2.13	1
10/1/20 to 9/30/21	11.45	0.23	—	— (9)	0.23	(0.23)	—	(0.09)	(0.32)	—	(0.09)	11.36	2.04	37,928	0.85	1.01	2.05	6
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Seix Tax-Exempt Bond Fund (Continued)
Class I
10/1/25 to 3/31/26(8)	$10.21	0.15	—	—	0.15	(0.15)	—	—	(0.15)	—	—	$10.21	1.46%	$24,494	0.71% (12)	1.03%	2.93%	11%
10/1/24 to 9/30/25	10.37	0.31	—	(0.16)	0.15	(0.31)	—	—	(0.31)	—	(0.16)	10.21	1.50	25,369	0.58	0.90	3.07	35
10/1/23 to 9/30/24	9.89	0.30	—	0.48	0.78	(0.30)	—	—	(0.30)	—	0.48	10.37	7.96	27,765	0.58	0.87	2.98	31
10/1/22 to 9/30/23	9.94	0.30	—	(0.06)	0.24	(0.29)	—	—	(0.29)	—	(0.05)	9.89	2.39	36,821	0.58	0.83	2.94	23
10/1/21 to 9/30/22	11.36	0.26	—	(1.39)	(1.13)	(0.25)	—	(0.04)	(0.29)	—	(1.42)	9.94	(10.07)	43,793	0.60 (12)(13)	0.79	2.37	1
10/1/20 to 9/30/21	11.45	0.26	—	— (9)	0.26	(0.26)	—	(0.09)	(0.35)	—	(0.09)	11.36	2.29	62,412	0.60	0.77	2.30	6

SGA Emerging Markets Equity Fund
Class A
10/1/25 to 3/31/26(8)	$8.13	— (9)	—	(0.85)	(0.85)	(0.15)	—	—	(0.15)	—	(1.00)	$7.13	(10.61) %	$86,560	1.51% (13)(24)(25)	1.71%	0.11%	16%
10/1/24 to 9/30/25	7.53	0.05	—	0.55	0.60	—	—	—	—	—	0.60	8.13	7.97	104,377	1.56	1.77	0.71	23
10/1/23 to 9/30/24	7.00	0.01	—	0.52	0.53	—	—	—	—	—	0.53	7.53	7.57	120,263	1.57 (11)(13)(26)	1.71	0.17	125 (27)
10/1/22 to 9/30/23	7.05	0.05	—	(0.10)	(0.05)	—	—	—	—	—	(0.05)	7.00	(0.71)	152,257	1.58	1.59	0.72	52
10/1/21 to 9/30/22	11.91	0.02	—	(2.55)	(2.53)	(0.10)	—	(2.23)	(2.33)	—	(4.86)	7.05	(26.30)	193,151	1.58 (12)	1.58	0.18	54
10/1/20 to 9/30/21	11.01	(0.04)	—	0.99	0.95	(0.05)	—	—	(0.05)	—	0.90	11.91	8.58	362,477	1.54	1.54	(0.33)	67
Class C
10/1/25 to 3/31/26(8)	$7.54	(0.02)	—	(0.80)	(0.82)	(0.03)	—	—	(0.03)	—	(0.85)	$6.69	(10.92) %	$3,420	2.26% (13)(24)(25)	2.45%	(0.65) %	16%
10/1/24 to 9/30/25	7.04	— (9)	—	0.50	0.50	—	—	—	—	—	0.50	7.54	7.10	4,918	2.32	2.51	— (9)	23
10/1/23 to 9/30/24	6.59	(0.04)	—	0.49	0.45	—	—	—	—	—	0.45	7.04	6.83	8,604	2.31 (11)(13)(26)	2.42	(0.62)	125 (27)
10/1/22 to 9/30/23	6.68	— (9)	—	(0.09)	(0.09)	—	—	—	—	—	(0.09)	6.59	(1.35)	17,208	2.27	2.28	(0.03)	52
10/1/21 to 9/30/22	11.46	(0.05)	—	(2.42)	(2.47)	(0.08)	—	(2.23)	(2.31)	—	(4.78)	6.68	(26.85)	31,378	2.28 (12)	2.28	(0.55)	54
10/1/20 to 9/30/21	10.62	(0.13)	—	0.97	0.84	—	—	—	—	—	0.84	11.46	7.91	72,832	2.22	2.22	(1.06)	67
Class I
10/1/25 to 3/31/26(8)	$8.60	0.02	—	(0.90)	(0.88)	(0.16)	—	—	(0.16)	—	(1.04)	$7.56	(10.40) %	$333,467	1.26% (13)(24)(25)	1.36%	0.36%	16%
10/1/24 to 9/30/25	7.95	0.08	—	0.57	0.65	—	—	—	—	—	0.65	8.60	8.18	391,899	1.32	1.42	0.99	23
10/1/23 to 9/30/24	7.37	0.03	—	0.55	0.58	—	—	—	—	—	0.58	7.95	7.87	537,937	1.29 (11)(13)(26)	1.35	0.41	125 (27)
10/1/22 to 9/30/23	7.40	0.08	—	(0.11)	(0.03)	—	—	—	—	—	(0.03)	7.37	(0.41)	942,601	1.24	1.25	1.04	52
10/1/21 to 9/30/22	12.35	0.04	—	(2.65)	(2.61)	(0.11)	—	(2.23)	(2.34)	—	(4.95)	7.40	(26.00)	1,572,456	1.24 (12)	1.24	0.46	54
10/1/20 to 9/30/21	11.41	— (9)	—	1.02	1.02	(0.08)	—	—	(0.08)	—	0.94	12.35	8.93	4,124,645	1.23	1.23	(0.03)	67
Class R6
10/1/25 to 3/31/26(8)	$8.73	0.03	—	(0.91)	(0.88)	(0.20)	—	—	(0.20)	—	(1.08)	$7.65	(10.28) %	$23,968	1.02% (24)(25)	1.25%	0.60%	16%
10/1/24 to 9/30/25	8.05	0.09	—	0.59	0.68	—	—	—	—	—	0.68	8.73	8.45	29,362	1.06	1.31	1.21	23
10/1/23 to 9/30/24	7.44	0.05	—	0.56	0.61	—	—	—	—	—	0.61	8.05	8.20	30,145	1.02 (11)(26)	1.25	0.67	125 (27)
10/1/22 to 9/30/23	7.45	0.10	—	(0.11)	(0.01)	—	—	—	—	—	(0.01)	7.44	(0.13)	45,302	0.97	1.16	1.30	52
10/1/21 to 9/30/22	12.40	0.07	—	(2.67)	(2.60)	(0.12)	—	(2.23)	(2.35)	—	(4.95)	7.45	(25.82)	99,619	1.00 (12)	1.16	0.74	54
10/1/20 to 9/30/21	11.44	0.03	—	1.03	1.06	(0.10)	—	—	(0.10)	—	0.96	12.40	9.21	204,006	0.98	1.13	0.23	67

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(4)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	Amount is less than $0.005 per share.
(10)	Payment from affiliate had no impact on total return.
(11)	Net expense ratio includes extraordinary European Union tax reclaim expenses.
(12)	Net expense ratio includes extraordinary proxy expenses.
(13)	Due to a change in the expense limitation, the ratio shown is a blended expense ratio.
(14)	The share class is currently under its expense limitation.
(15)	Ratios of total expenses excluding interest expense on borrowings for year ended September 30, 2025, were 0.50% (Class A), and 1.25% (Class C).
(16)	Inception date.
(17)	Ratios of total expenses excluding interest expense on borrowings for six months ended March 31, 2026, were 1.35% (Class A), and 1.05% (Class R6).
(18)	Net expense ratio includes excise tax. Ratios of total net expenses excluding excise tax for the six months ended March 31, 2026 would be 1.34% (Class A), 1.08% (Class I) and 1.04% (Class R6).
(19)	Portfolio turnover is representative of the Fund for the entire period.
(20)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(21)
Net expense ratio includes extraordinary European Union tax reclaim expenses. Ratios of total net expenses excluding European Union tax reclaim expenses for the six months ended March 31, 2026 would be 1.45% (Class A), 2.20% (Class C), 1.19% (Class I) and 1.08% (Class R6).

(22)	Includes interest expense on borrowings.
(23)
Ratios of total expenses excluding interest expense on borrowings for six months ended March 31, 2026, were 0.90% (Class A), 1.65% (Class C), 0.65% (Class I)
and 0.55% (Class R6), and year ended September 30, 2025, 2024, 2023, 2022 and 2021, were 0.91% (Class A), 1.66% (Class C), 0.66% (Class I) and 0.55%
(Class R6).

(24)
Net expense ratio includes excise tax. Ratios of total net expenses excluding excise tax for the six months ended March 31, 2026 would be 1.50% (Class A), 2.23%
(Class C), 1.23% (Class I) and 0.99% (Class R6).

(25)
Net expense ratio includes extraordinary European Union tax reclaim expenses. Ratios of total net expenses excluding European Union tax reclaim expenses for the six months ended March 31, 2026 would be 1.48% (Class A), 2.23% (Class C), 1.23% (Class I) and 0.99% (Class R6).

(26)	Ratios of total expenses excluding interest expense on borrowings for the year ended September 30, 2024, were 1.55% (Class A), 2.29% (Class C), 1.27% (Class I) and 1.00% (Class R6).
(27)	The Fund’s portfolio turnover rate increased substantially during the period due to a change in the Fund’s subadviser and associated repositioning.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2026
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 18 funds of the Trust are offered for sale, of which 15 (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds except the KAR Developing Markets Fund are diversified. There is no guarantee that a Fund will achieve its objective(s).
The Duff & Phelps Real Asset Fund is a fund of funds whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds.
All of the Funds offer Class A shares and Class I shares. All of the Funds with the exception of the Seix Tax-Exempt Bond Fund offer Class R6 shares. The Newfleet Multi-Sector Short Term Bond Fund offers Class C1 shares. KAR International Small-Mid Cap Fund, Newfleet Multi-Sector Intermediate Bond Fund and SGA Emerging Markets Equity Fund offer Class C shares.
Class A shares of Newfleet Low Duration Core Plus Bond Fund and Newfleet Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of 2.25% with some exceptions. Class A shares of the Newfleet Senior Floating Rate Fund and Seix Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75% with some exceptions. Class A shares of the Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, and Newfleet Multi-Sector Intermediate Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Class A shares of all other Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC (except the Newfleet Multi-Sector Short Term Bond Fund, which are sold without a sales charge), applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares for all Funds (except the Newfleet Multi-Sector Short Term Bond Fund) and Class C1 shares of the Newfleet Multi-Sector Short Term Bond Fund and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase or has purchased greater than $999,999 of Class C shares of Newfleet Core Plus Bond Fund, Newfleet Multi-Sector Intermediate Bond Fund and Newfleet Senior Floating Rate Fund and purchase greater than $249,999 of Class C shares of Newfleet Low Duration Core Plus Bond Fund, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Effective April 30, 2019, Class C shares of the Newfleet Multi-Sector Short Term Bond Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through reinvestment transactions. Effective January 21, 2026, Class C shares of Duff & Phelps Global Real Estate Securities Fund, Duff & Phelps Real Estate Securities Fund, KAR Emerging Markets Small-Cap Fund, Newfleet Core Plus Bond Fund, Newfleet Low Duration Core Plus Bond Fund and Newfleet Senior Floating Rate Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through reinvestment transactions. Shareholders who own Class C shares of the Duff & Phelps Global Real Estate Securities Fund, Duff & Phelps Real Estate Securities Fund, KAR Emerging Markets Small-Cap Fund, Newfleet Core Plus Bond Fund, Newfleet Low Duration Core Plus Bond Fund, Newfleet Multi-Sector Short Term Bond Fund and Newfleet Senior Floating Rate Fund may continue to hold such shares until they convert to Class A shares under the existing conversion schedule, as described in the Fund’s prospectus, or may exchange them for Class C shares of another Virtus Mutual Fund as permitted by existing exchange privileges. All other Class C share characteristics of the Duff & Phelps Global Real Estate Securities Fund, Duff & Phelps Real Estate Securities Fund, KAR Emerging Markets Small-Cap Fund, Newfleet Core Plus Bond Fund, Newfleet Low Duration Core Plus Bond Fund, Newfleet Multi-Sector Short Term Bond Fund and Newfleet Senior Floating Rate Fund, including 12b-1 Plan fees, shareholder service fees, and conversion features are unchanged. On January 26, 2026, all Class C shares of Duff & Phelps Global Infrastructure Fund, Duff & Phelps Real Asset Fund, KAR Developing Markets Fund, Newfleet High Yield Fund and Seix Tax-Exempt Bond Fund were converted to Class A shares.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares. Class I shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.
Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.
Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaims and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Funds believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, may reduce the amount of foreign taxes, if any, that a Fund could elect to pass-through- to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Fund were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the IRS for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.
Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.
Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.
Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
H.
Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
I.
When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
J.
Interest-Only and Principal-Only Securities
Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.
K.
Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
L.
Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At March 31, 2026, the securities loaned were subject to a MSLA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Newfleet Core Plus Bond Fund	$945	$945	$ —
Newfleet High Yield Fund	248	248	—
Newfleet Low Duration Core Plus Bond Fund	1,223	1,223	—
Newfleet Multi-Sector Intermediate Bond Fund	5,006	5,006	—
Newfleet Multi-Sector Short Term Bond Fund	12,338	12,338	—

(1)
Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of March 31, 2026 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
Newfleet Core Plus Bond Fund	Money Market Mutual Fund	$959
Newfleet High Yield Fund	Money Market Mutual Fund	260
Newfleet Low Duration Core Plus Bond Fund	Money Market Mutual Fund	1,255
Newfleet Multi-Sector Intermediate Bond Fund	Money Market Mutual Fund	5,176
Newfleet Multi-Sector Short Term Bond Fund	Money Market Mutual Fund	12,776
M.
Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, management of the Funds’ Investment Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.
Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from futures contracts.
During the six months ended March 31, 2026, the Newfleet Core Plus Bond Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts”.
B.
Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the Over-the-Counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Over-the counter swaps at value” for OTC swaps and as “Variation margin receivable/payable on swap contracts” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for swap contracts”.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps (“CDS”) – A Fund may either buy or sell (write) CDS on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. CDS on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). CDS on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). CDS on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into CDS to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the six months ended March 31, 2026, the Newfleet Core Plus Bond Fund, Newfleet Low Duration Core Plus Bond Fund, Newfleet Multi-Sector Intermediate Bond Fund and Newfleet Multi-Sector Short Term Bond Fund utilized credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index. At March 31, 2026, there were no open CDS contracts for the Newfleet Core Plus Bond Fund and the Newfleet Low Duration Core Plus Bond Fund.
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Assets and Liabilities at March 31, 2026:
Statement Line Description	Primary Risk	Newfleet Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund	Newfleet Multi-Sector Short Term Bond Fund
Asset Derivatives
Variation margin receivable on swap contracts(1)	Credit contracts	$—	$93	$477
Total Assets		$—	$93	$477
Liability Derivatives
Variation margin receivable on futures contracts(1)	Interest rate contracts	$(516)	$—	$—
Total Liabilities		$(516)	$—	$—

(1)
Represents cumulative appreciation (depreciation) on futures contracts and swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is shown in the Statements of Assets and Liabilities for exchange traded swap contracts.

The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Operations for the six months ended March 31, 2026:
Statement Line Description	Primary Risk	Newfleet Core Plus Bond Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund	Newfleet Multi-Sector Short Term Bond Fund
Net Realized Gain (Loss) from
Futures	Interest rate contracts	$351	$—	$—	$—
Swaps	Credit contracts	212	55	63	(143)
Total		$563	$55	$63	$(143)
Net Change in Unrealized Appreciation (Depreciation) on
Futures	Interest rate contracts	$(516)	$—	$—	$—
Swaps	Credit contracts	—	—	93	477
Total		$(516)	$—	$93	$477

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Funds for the six months ended March 31, 2026.
	Newfleet Core Plus Bond Fund	Newfleet Low Duration Core Plus Bond Fund
CDS Contracts - Buy Protection(1)	$2,673	$—
CDS Contracts - Sell Protection(1)	1,792	1,437

(1)	Notional amount.
The futures and swap contracts as disclosed on the Schedule of Investments at period end serves as an indicator of the volume for the Newfleet Multi-Sector Intermediate Bond Fund and the Newfleet Multi-Sector Short Term Bond Fund.
C.
Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
D.
Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of March 31, 2026:
At March 31, 2026, the Fund’s derivative assets and liabilities (by type) are as follows:
	Newfleet Core Plus Bond Fund		Newfleet Multi-Sector Intermediate Bond Fund		Newfleet Multi-Sector Short Term Bond Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$37	$—	$—	$—	$—	$—
Centrally cleared swaps	—	—	78	—	398	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$37	$—	$78	$—	$398	$—
Derivatives not subject to a MNA or similar agreement	(37)	—	(78)	—	(398)	—
Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
Virtus Investment Advisers, LLC (“Adviser”) an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets (except as otherwise noted) of each Fund:

Newfleet Core Plus Bond Fund	0.35%

	First $1 Billion	$1+ Billion
KAR Developing Markets Fund	1.00%	0.95%
KAR Emerging Markets Small-Cap Fund	1.20	1.15
Seix Tax-Exempt Bond Fund	0.45	0.40
SGA Emerging Markets Equity Fund	1.00	0.95

	First $2 Billion	$2+ Billion
Newfleet Low Duration Core Plus Bond Fund	0.40%	0.375%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Duff & Phelps Global Infrastructure Fund	0.65%	0.60%	0.55%
Duff & Phelps Global Real Estate Securities Fund	0.85	0.80	0.75
Duff & Phelps Real Estate Securities Fund	0.75	0.70	0.65
Newfleet High Yield Fund	0.55	0.50	0.45
Newfleet Multi-Sector Intermediate Bond Fund	0.55	0.50	0.45

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion through $10 Billion	$10+ Billion
Newfleet Multi-Sector Short Term Bond Fund	0.55%	0.50%	0.45%	0.425%

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Newfleet Senior Floating Rate Fund	0.45%	0.40%	0.38%

	First $3 Billion	$3+ Billion
KAR International Small-Mid Cap Fund	0.90%	0.85%
Duff & Phelps Real Asset Fund – the Adviser does not charge an advisory fee.
During the six months ended March 31, 2026, the Newfleet Core Plus Bond Fund, Newfleet Low Duration Core Plus Bond Fund, Newfleet Multi-Sector Intermediate Bond Fund and Newfleet Multi-Sector Short Term Bond Fund each invested a portion of its assets in affiliated mutual and exchange-traded funds. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets in the affiliated funds. For the six months ended March 31, 2026, the waiver amounted to $8 for the Newfleet Core Plus Bond Fund, $12 for the Newfleet Low Duration Core Plus Bond Fund, $15 for the Newfleet Multi-Sector Intermediate Bond Fund and $168 for the Newfleet Multi-Sector Short Term Bond Fund. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser.”
B.
Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the applicable Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:
Fund	Subadviser
Duff & Phelps Global Infrastructure Fund	DPIM(1)
Duff & Phelps Global Real Estate Securities Fund	DPIM(1)
Duff & Phelps Real Asset Fund	DPIM(1)
Duff & Phelps Real Estate Securities Fund	DPIM(1)
KAR Developing Markets Fund	KAR(2)
KAR Emerging Markets Small-Cap Fund	KAR(2)
KAR International Small-Mid Cap Fund	KAR(2)
Newfleet Core Plus Bond Fund	Newfleet(3)
Newfleet High Yield Fund	Newfleet(3)
Newfleet Low Duration Core Plus Bond Fund	Newfleet(3)
Newfleet Multi-Sector Intermediate Bond Fund	Newfleet(3)
Newfleet Multi-Sector Short Term Bond Fund	Newfleet(3)
Newfleet Senior Floating Rate Fund	Newfleet(3)
Seix Tax-Exempt Bond Fund	Seix(4)
SGA Emerging Markets Equity Fund	SGA(5)

(1)	Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(3)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC, (“VFIA”) an indirect, wholly-owned subsidiary of Virtus.
(4)	Seix Investment Advisors (“Seix”), a division of VFIA, an indirect, wholly-owned subsidiary of Virtus.
(5)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
C.
Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2027. Following the contractual period, the Adviser may discontinue these expense limitation reimbursement arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
Fund	Class A	Class C	Class C1	Class I	Class R6
Duff & Phelps Global Infrastructure Fund	N/A	N/A	N/A	N/A	0.85%
Duff & Phelps Global Real Estate Securities Fund	1.24%	1.99%	N/A	0.99%	0.87
Duff & Phelps Real Asset Fund	0.50	N/A	N/A	0.25	0.20
Duff & Phelps Real Estate Securities Fund	1.24	1.99	N/A	0.99	0.79
KAR Developing Markets Fund	1.33	N/A	N/A	1.08	1.03
KAR Emerging Markets Small-Cap Fund	1.70	2.45	N/A	1.45	1.30
KAR International Small-Mid Cap Fund	1.45	2.20	N/A	1.20	1.10
Newfleet Core Plus Bond Fund	0.70	1.45	N/A	0.45	0.35
Newfleet High Yield Fund	0.95	N/A	N/A	0.70	0.59
Newfleet Low Duration Core Plus Bond Fund	0.75	1.50	N/A	0.50	0.43
Newfleet Multi-Sector Intermediate Bond Fund	0.99	1.74	N/A	0.74	0.60
Newfleet Multi-Sector Short Term Bond Fund	0.90	1.16	1.66%	0.65	0.52
Newfleet Senior Floating Rate Fund	0.90	1.65	N/A	0.65	0.55
Seix Tax-Exempt Bond Fund	0.83	N/A	N/A	0.58	N/A
SGA Emerging Markets Equity Fund	1.46 (1)	2.21 (1)	N/A	1.21 (1)	0.98

(1)
Effective January 1, 2026. For the period October 1, 2025 through December 31, 2025, the expense limitations were as follows for Class A shares, Class C shares and Class I shares respectively: 1.48%, 2.23% and 1.23%.

The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending March 31:
	Expiration
Fund	2026	2027	2028	2029	Total
Duff & Phelps Global Infrastructure Fund
Class R6	$5	$26	$35	$2	$68
Duff & Phelps Global Real Estate Securities Fund
Class A	211	409	441	229	1,290
Class C	1	1	3	2	7
Class I	7	25	245	159	436
Class R6	65	225	284	165	739
Duff & Phelps Real Asset Fund
Class A	24	45	44	13	126
Class C	1	2	1	—	4
Class I	17	28	33	10	88
Class R6	1	4	19	19	43
Duff & Phelps Real Estate Securities Fund
Class A	—	—	77	53	130
Class C	—	—	2	1	3
Class I	—	—	99	65	164
Class R6	84	180	215	119	598
KAR Developing Markets Fund
Class A	2	4	6	4	16
Class C	1	3	4	1	9
Class I	2	5	14	10	31
Class R6	37	79	83	32	231
KAR Emerging Markets Small-Cap Fund
Class A	—	—	31	17	48
Class C	—	—	1	—	1
Class I	8	30	168	99	305
Class R6	— (1)	— (1)	2	1	3

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
	Expiration
Fund	2026	2027	2028	2029	Total
Newfleet Core Plus Bond Fund
Class A	$46	$113	$120	$46	$325
Class C	2	9	12	4	27
Class I	136	603	957	409	2,105
Class R6	2	12	22	34	70
Newfleet High Yield Fund
Class A	66	120	134	66	386
Class C	2	6	6	1	15
Class I	15	27	30	20	92
Class R6	4	27	36	14	81
Newfleet Low Duration Core Plus Bond Fund
Class A	68	113	105	51	337
Class C	7	15	13	6	41
Class I	314	624	713	318	1,969
Class R6	34	16	4	2	56
Newfleet Multi-Sector Intermediate Bond Fund
Class A	39	76	79	36	230
Class C	4	8	9	4	25
Class I	85	270	366	180	901
Class R6	5	31	85	47	168
Newfleet Multi-Sector Short Term Bond Fund
Class A	244	565	512	234	1,555
Class C	52	100	73	29	254
Class C1	10	21	17	7	55
Class I	1,271	3,037	3,171	1,504	8,983
Class R6	9	20	53	36	118
Newfleet Senior Floating Rate Fund
Class A	20	58	78	40	196
Class C	3	6	6	4	19
Class I	42	147	198	98	485
Class R6	1	2	2	1	6
Seix Tax-Exempt Bond Fund
Class A	41	73	74	34	222
Class C	2	3	3	1	9
Class I	54	88	81	41	264
SGA Emerging Markets Equity Fund
Class A	12	185	216	99	512
Class C	2	13	12	4	31
Class I	84	385	408	182	1,059
Class R6	62	77	71	32	242

(1)	Amount is less than $500 (not in thousands).
During the six months ended March 31, 2026 the Adviser recaptured expenses previously waived for the following Fund:
Fund	Class C	Total
KAR Emerging Markets Small-Cap Fund	$— (1)	$— (1)

(1)	Amount is less than $500 (not in thousands).
E.
Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended March 31, 2026, it retained net commissions of $18 for Class A shares and CDSC of $4, $1 and $1 for Class A shares, Class C shares and Class C1 shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class C shares (0.50% for Newfleet Multi-Sector Short Term Bond Fund), and 1.00% for Class C1 shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Some of the Funds invest in ETFs. In addition to the fees listed, the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
(2) The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.
F.
Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

For the six months ended March 31, 2026, the Funds incurred administration fees totaling $4,574 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.

For the six months ended March 31, 2026, the Funds incurred transfer agent fees totaling $2,048 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.
Payments from Affiliates
During the period ended March 31, 2026, the Duff & Phelps Global Infrastructure Fund was reimbursed $8 by the Adviser for losses incurred due to an expense accrual error during the period.
H.
Affiliated Shareholders
At March 31, 2026, Virtus and its affiliates held significant shares of the following Fund, which may be redeemed at any time, that aggregated to the following:
	Shares	Aggregate Net Asset Value
KAR Developing Markets Fund
Class A	20,045	$212
Class I	10,000	106
Class R6	270,000	2,886
I.
Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended March 31, 2026, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
A summary of the Funds’ total long-term and short-term purchases and sales of the respective shares of the affiliated underlying(1) funds during the six months ended March 31, 2026, is as follows:
	Value, beginning of period	Purchases(2)	Sales proceeds(3)	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Dividend income	Distributions of realized gains
Duff & Phelps Real Asset Fund
Affiliated Mutual Funds(4)—77.2%
Equity Funds—75.6%
Virtus Duff & Phelps Global Infrastructure Fund Class R6	$11,072	$4,474	$— (5)	$—	$435	$15,981	967,354	$136	$938
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6	9,850	3,274	480	— (5)	(270)	12,374	351,537	374	—

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
	Value, beginning of period	Purchases(2)	Sales proceeds(3)	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Dividend income	Distributions of realized gains
Duff & Phelps Real Asset Fund
Virtus Duff & Phelps Select MLP and Energy Fund Class I	$4,335	$1,279	$300	$2	$672	$5,988	315,159	$43	$337
Virtus Duff & Phelps Water Fund Institutional Shares	1,791	994	—	—	(318)	2,467	135,247	26	227
Fixed Income Fund—1.6%(4)
Virtus Newfleet Senior Floating Rate Fund Class R6	1,059	283	540	(11)	(12)	779	92,774	53	—
Affiliated Exchange-Traded Fund—3.5%
Equity Fund—3.5%
Virtus Duff & Phelps Clean Energy ETF	1,372	184	72	14	232	1,730	61,475	20	—
Total	$29,479	$10,488	$1,392	$5	$739	$39,319		$652	$1,502

	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Newfleet Core Plus Bond Fund
Affiliated Exchange-Traded Fund—0.8%
Virtus Newfleet Securitized Income ETF(4)	$5,086	$—	$—	$—	$(31)	$5,055	209,046	$126	$—
Total	$5,086	$—	$—	$—	$(31)	$5,055		$126	$—

	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Newfleet Low Duration Core Plus Bond Fund
Affiliated Exchange-Traded Funds—1.5%
Virtus Newfleet Securitized Income ETF(4)	$4,512	$—	$446	$(5)	$(20)	$4,041	167,104	$103	$—
Virtus Newfleet Short Duration High Yield Bond ETF(4)	2,264	—	—	—	(49)	2,215	103,000	70	—
Total	$6,776	$—	$446	$(5)	$(69)	$6,256		$173	$—

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Newfleet Multi-Sector Intermediate Bond Fund
Affiliated Exchange-Traded Fund—0.8%
Virtus Newfleet Securitized Income ETF(4)	$7,928	$—	$—	$—	$(49)	$7,879	325,842	$196	$—
Total	$7,928	$—	$—	$—	$(49)	$7,879		$196	$—

	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Newfleet Multi-Sector Short Term Bond Fund
Affiliated Exchange-Traded Funds—1.4%
Virtus Newfleet Securitized Income ETF(4)	$45,795	$—	$—	$—	$(281)	$45,514	1,882,229	$1,133	$—
Virtus Newfleet Short Duration High Yield Bond ETF(4)	22,656	—	—	—	(479)	22,177	1,031,000	702	—
Total	$68,451	$—	$—	$—	$(760)	$67,691		$1,835	$—

Footnote Legend:
(1)
The Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Funds within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2026, the Duff & Phelps Real Asset Fund was owner of record of 31% of Duff & Phelps Clean Energy ETF and 12% of Duff & Phelps Select MLP and Energy Fund and the owner of record of less than
10% of all other affiliated underlying funds, the Newfleet Multi-Sector Short Term Bond Fund was the owner of record of 73% of the Virtus Newfleet Short
Duration High Yield Bond ETF and 59% the Virtus Newfleet Securitized Income ETF. The Newfleet Core Plus Bond Fund, Newfleet Low Duration Core Plus Bond
Fund, and Newfleet Multi-Sector Intermediate Bond Fund were the owner of record of less than 10% of their respective affiliated underlying funds.

(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Includes return of capital.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Amount is less than $500 (not in thousands).
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.

	Value, beginning of period	Purchases(1)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Emerging Markets Small-Cap Fund
Common Stock—1.4%
Union Auction PCL	$6,095	$—	$—	$—	$(1,255)	$4,840	31,854,400	$—	$—
Total	$6,095	$—	$—	$—	$(1,255)	$4,840		$—	$—

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

	Value, beginning of period	Purchases(1)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR International Small-Mid Cap Fund
Common Stock—0.0%
oOh!media Ltd.(2)	$32,832	$—	$4,309	$(3,552)	$1,552	$—	—	$939	$—
Total	$32,832	$—	$4,309	$(3,552)	$1,552	$—		$939	$—

Footnote Legend:
(1)	Includes reinvested dividends from income and capital gain distributions.
(2)	Issuer is not an affiliated investment of the Fund at March 31, 2026.
J.
Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2026.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended March 31, 2026, were as follows:
	Purchases	Sales
Duff & Phelps Global Infrastructure Fund	$40,840	$41,970
Duff & Phelps Global Real Estate Securities Fund	46,009	23,737
Duff & Phelps Real Asset Fund	12,765	2,646
Duff & Phelps Real Estate Securities Fund	16,303	26,101
KAR Developing Markets Fund	999	1,739
KAR Emerging Markets Small-Cap Fund	99,075	112,355
KAR International Small-Mid Cap Fund	179,192	298,524
Newfleet Core Plus Bond Fund	98,904	69,408
Newfleet High Yield Fund	11,206	9,029
Newfleet Low Duration Core Plus Bond Fund	73,827	113,020
Newfleet Multi-Sector Intermediate Bond Fund	260,277	178,532
Newfleet Multi-Sector Short Term Bond Fund	937,328	873,075
Newfleet Senior Floating Rate Fund	31,690	73,680
Seix Tax-Exempt Bond Fund	5,082	6,230
SGA Emerging Markets Equity Fund	80,233	113,448
Purchases and sales of long-term U.S. government and agency securities during the six months ended March 31, 2026, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$35,134	$11,414
Newfleet Low Duration Core Plus Bond Fund	19,880	14,953
Newfleet Multi-Sector Intermediate Bond Fund	53,709	32,822
Newfleet Multi-Sector Short Term Bond Fund	145,156	153,269
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2026* (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	99	$1,551	74	$1,126	44	$1,629	121	$4,279
Reinvestment of distributions	88	1,325	74	1,044	9	323	9	308
Shares repurchased and cross class conversions	(138)	(2,233)	(564)	(8,240)	(280)	(10,754)	(140)	(4,912)
Net Increase / (Decrease)	49	$643	(416)	$(6,070)	(227)	$(8,802)	(10)	$(325)
Class C
Shares sold and cross class conversions	3	$54	2	$23	8	$283	19	$618
Reinvestment of distributions	5	74	4	61	1	46	1	37
Shares repurchased and cross class conversions	(83)	(1,291)	(38)	(568)	(45)	(1,571)	(29)	(958)
Net Increase / (Decrease)	(75)	$(1,163)	(32)	$(484)	(36)	$(1,242)	(9)	$(303)
Class I
Shares sold and cross class conversions	489	$7,827	6,527	$101,042	381	$13,704	850	$28,944
Reinvestment of distributions	593	8,906	110	1,604	141	4,880	138	4,467
Shares repurchased and cross class conversions	(759)	(12,493)	(451)	(6,890)	(430)	(15,454)	(1,418)	(48,072)
Net Increase / (Decrease)	323	$4,240	6,186	$95,756	92	$3,130	(430)	$(14,661)
Class R6
Shares sold and cross class conversions	236	$3,814	724	$11,014	911	$32,560	925	$32,176
Reinvestment of distributions	95	1,426	338	4,778	158	5,436	128	4,134
Shares repurchased and cross class conversions	(53)	(834)	(6,631)	(102,676)	(243)	(8,844)	(895)	(30,489)
Net Increase / (Decrease)	278	$4,406	(5,569)	$(86,884)	826	$29,152	158	$5,821

	Duff & Phelps Real Asset Fund				Duff & Phelps Real Estate Securities Fund
	Six Months Ended March 31, 2026* (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	19	$308	31	$455	188	$3,504	504	$9,553
Reinvestment of distributions	10	165	24	326	215	3,823	409	7,518
Shares repurchased and cross class conversions	(50)	(804)	(98)	(1,431)	(650)	(12,119)	(1,157)	(22,055)
Net Increase / (Decrease)	(21)	$(331)	(43)	$(650)	(247)	$(4,792)	(244)	$(4,984)
Class C
Shares sold and cross class conversions	— (1)	$1	— (1)	$3	6	$113	18	$340
Reinvestment of distributions	— (1)	1	— (1)	5	6	113	11	208
Shares repurchased and cross class conversions	(12)	(204)	(3)	(47)	(13)	(252)	(42)	(828)
Net Increase / (Decrease)	(12)	$(202)	(3)	$(39)	(1)	$(26)	(13)	$(280)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
	Duff & Phelps Real Asset Fund				Duff & Phelps Real Estate Securities Fund
	Six Months Ended March 31, 2026* (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	26	$414	109	$1,627	439	$8,132	1,193	$22,770
Reinvestment of distributions	11	169	21	292	292	5,173	628	11,487
Shares repurchased and cross class conversions	(34)	(557)	(176)	(2,617)	(1,025)	(19,016)	(3,087)	(58,366)
Net Increase / (Decrease)	3	$26	(46)	$(698)	(294)	$(5,711)	(1,266)	$(24,109)
Class R6
Shares sold and cross class conversions	774	$12,306	1,054	$15,689	1,181	$21,907	2,289	$43,903
Reinvestment of distributions	37	582	4	52	386	6,889	598	11,013
Shares repurchased and cross class conversions	(215)	(3,471)	(79)	(1,189)	(1,002)	(18,538)	(1,655)	(31,846)
Net Increase / (Decrease)	596	$9,417	979	$14,552	565	$10,258	1,232	$23,070

	KAR Developing Markets Fund				KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2026* (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	18	$194	10	$105	335	$5,637	1,009	$15,946
Reinvestment of distributions	1	6	— (1)	1	52	837	73	1,075
Shares repurchased and cross class conversions	(6)	(59)	(— ) (1)	(4)	(344)	(5,706)	(1,120)	(18,191)
Net Increase / (Decrease)	13	$141	10	$102	43	$768	(38)	$(1,170)
Class C
Shares sold and cross class conversions	—	$—	3	$25	10	$165	32	$501
Reinvestment of distributions	—	—	—	—	3	45	6	82
Shares repurchased and cross class conversions	(13)	(143)	—	—	(54)	(896)	(64)	(992)
Net Increase / (Decrease)	(13)	$(143)	3	$25	(41)	$(686)	(26)	$(409)
Class I
Shares sold and cross class conversions	15	$161	77	$752	2,428	$41,312	5,644	$93,142
Reinvestment of distributions	3	24	— (1)	1	495	8,047	637	9,516
Shares repurchased and cross class conversions	(78)	(846)	(2)	(23)	(2,400)	(40,402)	(7,089)	(108,587)
Net Increase / (Decrease)	(60)	$(661)	75	$730	523	$8,957	(808)	$(5,929)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
	KAR Developing Markets Fund				KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2026* (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	— (1)	$— (2)	—	$—	8	$135	65	$987
Reinvestment of distributions	— (1)	— (2)	— (1)	3	4	59	2	25
Shares repurchased and cross class conversions	(— ) (1)	(— ) (2)	(19)	(172)	(13)	(210)	(70)	(1,089)
Net Increase / (Decrease)	— (1)	$— (2)	(19)	$(169)	(1)	$(16)	(3)	$(77)

	KAR International Small-Mid Cap Fund				Newfleet Core Plus Bond Fund
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	302	$6,235	929	$19,098	353	$3,590	909	$9,139
Reinvestment of distributions	64	1,292	39	729	99	1,004	215	2,166
Shares repurchased and cross class conversions	(565)	(11,786)	(1,033)	(21,300)	(1,325)	(13,475)	(696)	(6,974)
Net Increase / (Decrease)	(199)	$(4,259)	(65)	$(1,473)	(873)	$(8,881)	428	$4,331
Class C
Shares sold and cross class conversions	10	$202	28	$568	53	$522	170	$1,675
Reinvestment of distributions	5	96	5	87	10	97	21	203
Shares repurchased and cross class conversions	(211)	(4,250)	(343)	(6,881)	(76)	(753)	(109)	(1,065)
Net Increase / (Decrease)	(196)	$(3,952)	(310)	$(6,226)	(13)	$(134)	82	$813
Class I
Shares sold and cross class conversions	4,837	$100,712	9,150	$190,549	13,058	$135,098	23,760	$242,415
Reinvestment of distributions	1,456	29,568	797	14,990	1,183	12,214	2,114	21,612
Shares repurchased and cross class conversions	(12,949)	(263,632)	(13,501)	(273,431)	(8,084)	(83,502)	(12,782)	(130,082)
Net Increase / (Decrease)	(6,656)	$(133,352)	(3,554)	$(67,892)	6,157	$63,810	13,092	$133,945
Class R6
Shares sold and cross class conversions	523	$10,870	966	$20,281	1,108	$11,435	3,189	$32,728
Reinvestment of distributions	105	2,126	58	1,102	87	898	50	515
Shares repurchased and cross class conversions	(1,199)	(23,286)	(1,095)	(22,358)	(317)	(3,273)	(544)	(5,609)
Net Increase / (Decrease)	(571)	$(10,290)	(71)	$(975)	878	$9,060	2,695	$27,634

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
	Newfleet High Yield Fund				Newfleet Low Duration Core Plus Bond Fund
	Six Months Ended March 31, 2026* (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	797	$3,063	1,286	$4,962	535	$5,746	1,110	$11,834
Reinvestment of distributions	243	932	550	2,119	99	1,065	206	2,202
Shares repurchased and cross class conversions	(925)	(3,550)	(2,236)	(8,584)	(613)	(6,594)	(1,314)	(14,012)
Net Increase / (Decrease)	115	$445	(400)	$(1,503)	21	$217	2	$24
Class C
Shares sold and cross class conversions	33	$126	69	$261	41	$441	108	$1,153
Reinvestment of distributions	4	16	28	106	9	95	21	226
Shares repurchased and cross class conversions	(361)	(1,365)	(322)	(1,215)	(106)	(1,140)	(259)	(2,765)
Net Increase / (Decrease)	(324)	$(1,223)	(225)	$(848)	(56)	$(604)	(130)	$(1,386)
Class I
Shares sold and cross class conversions	1,895	$7,295	1,592	$6,144	6,753	$72,672	13,704	$145,993
Reinvestment of distributions	82	316	136	525	728	7,825	1,591	16,985
Shares repurchased and cross class conversions	(999)	(3,846)	(1,340)	(5,188)	(11,470)	(123,296)	(12,164)	(129,647)
Net Increase / (Decrease)	978	$3,765	388	$1,481	(3,989)	$(42,799)	3,131	$33,331
Class R6
Shares sold and cross class conversions	66	$254	303	$1,170	44	$472	180	$1,913
Reinvestment of distributions	59	225	170	657	4	44	9	92
Shares repurchased and cross class conversions	(52)	(200)	(1,527)	(5,692)	(47)	(503)	(893)	(9,518)
Net Increase / (Decrease)	73	$279	(1,054)	$(3,865)	1	$13	(704)	$(7,513)

	Newfleet Multi-Sector Intermediate Bond Fund				Newfleet Multi-Sector Short Term Bond Fund
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	679	$6,306	2,012	$18,453	8,459	$38,698	16,935	$76,799
Reinvestment of distributions	202	1,875	453	4,149	2,375	10,865	5,229	23,745
Shares repurchased and cross class conversions	(950)	(8,821)	(2,603)	(23,848)	(16,493)	(75,452)	(30,074)	(136,338)
Net Increase / (Decrease)	(69)	$(640)	(138)	$(1,246)	(5,659)	$(25,889)	(7,910)	$(35,794)
Class C
Shares sold and cross class conversions	256	$2,405	322	$2,991	— (1)	$1	1	$6
Reinvestment of distributions	24	225	49	455	353	1,642	898	4,145
Shares repurchased and cross class conversions	(149)	(1,402)	(397)	(3,677)	(2,995)	(13,936)	(5,709)	(26,303)
Net Increase / (Decrease)	131	$1,228	(26)	$(231)	(2,642)	$(12,293)	(4,810)	$(22,152)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
	Newfleet Multi-Sector Intermediate Bond Fund				Newfleet Multi-Sector Short Term Bond Fund
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C1
Shares sold and cross class conversions	—	$—	—	$—	472	$2,191	1,375	$6,317
Reinvestment of distributions	—	—	—	—	87	403	198	911
Shares repurchased and cross class conversions	—	—	—	—	(1,213)	(5,626)	(1,973)	(9,064)
Net Increase / (Decrease)	—	$—	—	$—	(654)	$(3,032)	(400)	$(1,836)
Class I
Shares sold and cross class conversions	17,980	$166,173	27,213	$247,883	127,023	$582,105	218,767	$994,213
Reinvestment of distributions	1,885	17,393	3,701	33,723	18,364	84,103	37,055	168,619
Shares repurchased and cross class conversions	(7,481)	(69,117)	(19,433)	(176,620)	(113,225)	(518,829)	(219,334)	(995,984)
Net Increase / (Decrease)	12,384	$114,449	11,481	$104,986	32,162	$147,379	36,488	$166,848
Class R6
Shares sold and cross class conversions	1,311	$12,272	3,358	$30,881	4,001	$18,399	13,614	$62,103
Reinvestment of distributions	207	1,935	398	3,675	231	1,062	345	1,579
Shares repurchased and cross class conversions	(2,010)	(18,813)	(2,143)	(19,792)	(4,847)	(22,272)	(5,970)	(27,318)
Net Increase / (Decrease)	(492)	$(4,606)	1,613	$14,764	(615)	$(2,811)	7,989	$36,364

	Newfleet Senior Floating Rate Fund				Seix Tax-Exempt Bond Fund
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026* (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	160	$1,356	502	$4,358	99	$1,022	54	$551
Reinvestment of distributions	135	1,146	394	3,405	24	250	55	553
Shares repurchased and cross class conversions	(645)	(5,483)	(3,009)	(25,912)	(176)	(1,817)	(390)	(3,961)
Net Increase / (Decrease)	(350)	$(2,981)	(2,113)	$(18,149)	(53)	$(545)	(281)	$(2,857)
Class C
Shares sold and cross class conversions	5	$38	115	$997	3	$34	8	$78
Reinvestment of distributions	12	103	31	271	1	5	2	21
Shares repurchased and cross class conversions	(61)	(517)	(228)	(1,973)	(91)	(941)	(43)	(439)
Net Increase / (Decrease)	(44)	$(376)	(82)	$(705)	(87)	$(902)	(33)	$(340)
Class I
Shares sold and cross class conversions	1,038	$8,819	5,798	$50,024	267	$2,750	704	$7,110
Reinvestment of distributions	348	2,952	905	7,807	35	365	73	740
Shares repurchased and cross class conversions	(5,850)	(49,444)	(7,511)	(64,710)	(387)	(3,998)	(969)	(9,858)
Net Increase / (Decrease)	(4,464)	$(37,673)	(808)	$(6,879)	(85)	$(883)	(192)	$(2,008)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
	Newfleet Senior Floating Rate Fund				Seix Tax-Exempt Bond Fund
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026* (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	46	$388	76	$655	—	$—	—	$—
Reinvestment of distributions	4	35	9	75	—	—	—	—
Shares repurchased and cross class conversions	(72)	(610)	(57)	(490)	—	—	—	—
Net Increase / (Decrease)	(22)	$(187)	28	$240	—	$—	—	$—

	SGA Emerging Markets Equity Fund
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,103	$8,806	3,018	$21,764
Reinvestment of distributions	225	1,762	—	—
Shares repurchased and cross class conversions	(2,036)	(16,391)	(6,145)	(44,614)
Net Increase / (Decrease)	(708)	$(5,823)	(3,127)	$(22,850)
Class C
Shares sold and cross class conversions	16	$120	33	$217
Reinvestment of distributions	2	17	—	—
Shares repurchased and cross class conversions	(159)	(1,203)	(603)	(4,046)
Net Increase / (Decrease)	(141)	$(1,066)	(570)	$(3,829)
Class I
Shares sold and cross class conversions	4,364	$36,709	9,505	$70,697
Reinvestment of distributions	832	6,908	—	—
Shares repurchased and cross class conversions	(6,642)	(56,098)	(31,609)	(239,350)
Net Increase / (Decrease)	(1,446)	$(12,481)	(22,104)	$(168,653)
Class R6
Shares sold and cross class conversions	371	$3,169	1,092	$8,466
Reinvestment of distributions	76	638	—	—
Shares repurchased and cross class conversions	(676)	(5,822)	(1,474)	(11,554)
Net Increase / (Decrease)	(229)	$(2,015)	(382)	$(3,088)

*	On January 26, 2026, all Class C shares were converted into Class A shares. These transactions are included as Class A subscriptions and Class C redemptions.
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
Note 7. 10% Shareholders
As of March 31, 2026, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Duff & Phelps Global Infrastructure Fund	59%	1
Duff & Phelps Global Real Estate Securities Fund	59	3
Duff & Phelps Real Asset Fund	14	1
KAR Developing Markets Fund	79	1 *
KAR Emerging Markets Small-Cap Fund	64	4
KAR International Small-Mid Cap Fund	58	4
Newfleet Core Plus Bond Fund	58	3
Newfleet Low Duration Core Plus Bond Fund	75	5
Newfleet Multi-Sector Intermediate Bond Fund	51	3
Newfleet Multi-Sector Short Term Bond Fund	44	3
Newfleet Senior Floating Rate Fund	25	2
Seix Tax-Exempt Bond Fund	25	2
SGA Emerging Markets Equity Fund	52	1

*	Includes affiliated shareholder account(s).
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. A Fund may be unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.
The markets of the Greater China region functions in many ways as emerging markets and carry the high level of risks associated with emerging markets. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on a Fund’s performance and increase the volatility of an investment in a Fund. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to a Fund.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At March 31, 2026, the following Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
Duff & Phelps Global Infrastructure Fund	Utilities	50%
Duff & Phelps Global Infrastructure Fund	Industrials	28
KAR Developing Markets Fund	Industrials	39
KAR Emerging Markets Small-Cap Fund	Industrials	40
KAR International Small-Mid Cap Fund	Industrials	36
Newfleet High Yield Fund	Financials	25
SGA Emerging Markets Equity Fund	Financials	28
SGA Emerging Markets Equity Fund	Consumer Discretionary	25
Note 9. Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At March 31, 2026, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended, (“Credit Agreement”) with a commercial bank. The Credit Agreement has $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 2, 2026. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Federal Funds rate plus an additional

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended March 31, 2026, are included in the “interest expense and/or commitment fees” line on the Statements of Operations.
The following Funds had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
KAR Developing Markets Fund	$— (1)	$333	4.64%	3
KAR International Small-Mid Cap Fund	2	8,900	4.66	2
Newfleet Low Duration Core Plus Bond Fund	3	20,000	5.00	1
Newfleet Senior Floating Rate Fund	9	3,266	4.65	22
SGA Emerging Markets Equity Fund	— (1)	1,775	4.75	2

(1)	Amount is less than $500 (not in thousands).
Note 12. Federal Income Tax Information
($ reported in thousands)
At March 31, 2026, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Global Infrastructure Fund	$140,713	$34,189	$ (2,778)	$31,411
Duff & Phelps Global Real Estate Securities Fund	316,993	102,936	(20,865)	82,071
Duff & Phelps Real Asset Fund	37,766	11,065	(243)	10,822
Duff & Phelps Real Estate Securities Fund	219,903	130,633	(11,021)	119,612
KAR Developing Markets Fund	2,988	835	(237)	598
KAR Emerging Markets Small-Cap Fund	305,760	50,500	(24,782)	25,718
KAR International Small-Mid Cap Fund	708,720	160,982	(86,648)	74,334
Newfleet Core Plus Bond Fund	629,664	3,710	(13,099)	(9,389)
Newfleet High Yield Fund	50,559	1,041	(1,835)	(794)
Newfleet Low Duration Core Plus Bond Fund	405,772	2,206	(2,530)	(324)
Newfleet Multi-Sector Intermediate Bond Fund	933,381	11,281	(15,416)	(4,135)
Newfleet Multi-Sector Short Term Bond Fund	4,727,541	33,859	(54,704)	(20,845)
Newfleet Senior Floating Rate Fund	123,838	565	(3,352)	(2,787)
Seix Tax-Exempt Bond Fund	44,468	466	(574)	(108)
SGA Emerging Markets Equity Fund	420,998	75,962	(55,473)	20,489
The Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2025, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Duff & Phelps Global Real Estate Securities Fund	$1,643	$44,313
Duff & Phelps Real Asset Fund	12,901	813
KAR Developing Markets Fund	91	410
KAR International Small-Mid Cap Fund	187,088	142,826
Newfleet Core Plus Bond Fund	2,260	5,846
Newfleet High Yield Fund	213	6,891
Newfleet Low Duration Core Plus Bond Fund	6,170	20,714
Newfleet Multi-Sector Intermediate Bond Fund	2,631	28,729
Newfleet Multi-Sector Short Term Bond Fund	103,441	302,083
Newfleet Senior Floating Rate Fund	7,235	67,281
Seix Tax-Exempt Bond Fund	—	974
SGA Emerging Markets Equity Fund	297,923	164,803

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events requiring recognition or disclosure in these financial statements.
As approved by the Board of Trustees of Virtus Opportunities Trust, pursuant to an Agreement and Plan of Reorganization, Virtus Seix Tax-Exempt Bond Fund (the “Acquired Fund”) will reorganize with and into Virtus Seix Investment Grade Tax-Exempt Bond Fund (the “Acquiring Fund”), a series of Virtus Asset Trust, on or about June 12, 2026. The Acquired Fund and the Acquiring Fund have the same Board of Trustees and subadviser, as well as the same portfolio manager.
Effective upon the reorganization, the funds’ investment adviser has agreed to lower the Acquiring Fund’s investment advisory fee rates so that they are contractually 0.45% on the first billion of the Acquiring Fund’s net assets and to 0.40% on net assets over $1 billion, which is equal to or lower than that of the Acquired Fund’s advisory fee rate of 0.45% on all net assets. The Acquiring Fund’s expenses also will be contractually limited by the investment adviser to levels the same as or lower than those of the Acquired Fund.

VIRTUS OPPORTUNITIES TRUST
OTHER INFORMATION (Unaudited)
March 31, 2026

FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
($ reported in thousands)
For the six months ended March 31, 2026, the Funds incurred independent Trustee’s fees totaling $313 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND, VIRTUS KAR DEVELOPING MARKETS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, VIRTUS NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND, VIRTUS SEIX TAX-EXEMPT BOND FUND, AND VIRTUS SGA EMERGING MARKETS EQUITY FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”) BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, LLC (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements” and together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”), with respect to Virtus Duff & Phelps Global Infrastructure Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps Real Asset Fund and Virtus Duff & Phelps Real Estate Securities Fund; among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”), with respect to Virtus KAR Developing Markets Fund, Virtus KAR Emerging Markets Small-Cap Fund and Virtus KAR International Small-Mid Cap Fund; among the Trust, VIA and Virtus Fixed Income Advisers, LLC (“VFIA”), operating through its division Newfleet Asset Management (“Newfleet”), with respect to Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet High Yield Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund, Virtus Newfleet Multi-Sector Short Term Bond Fund, and Virtus Newfleet Senior Floating Rate Fund; among the Trust, VIA and VFIA, operating through its division Seix Investment Advisors (“Seix”), with respect to Virtus Seix Tax-Exempt Bond Fund; and among the Trust, VIA and Sustainable Growth Advisers, LP (“SGA”) with respect to Virtus SGA Emerging Markets Equity Fund (each of Duff & Phelps, KAR, Newfleet, Seix and SGA, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on August 27, 2025, October 30, 2025, and November 17-18, 2025 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered the continuation of each Agreement, as further discussed below. The Agreements were approved at the November 17-18, 2025, meeting.
In connection with the approval of the Agreements, the Independent Trustees and independent legal counsel requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of each Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. Prior to the Meetings, the Independent Trustees met with their independent legal counsel to evaluate information provided by management. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. The Independent Trustees also submitted written information requests to VIA and the Subadvisers and considered the responses provided. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

VIRTUS OPPORTUNITIES TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2026
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including (but not limited to): (a) the nature, extent and quality of the services provided to the Fund by VIA and each of the Subadvisers; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index and comparable funds/accounts; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to VIA and the Subadvisers by comparable funds/accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
In response to the Independent Trustees’ request, the Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. In considering the Advisory Agreement with VIA, the Board considered that VIA is responsible for management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining, or replacing subadvisers, subject to shareholder approval, as applicable. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (but not limited to) (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor a subadviser’s compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties to the Funds and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund(’s)(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund(’s)(s’) prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (but not limited to) (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and use of soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”), as selected by Broadridge, and relevant indexes. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, including the performance of comparable funds/accounts managed by VIA and the Subadviser, if any, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2025. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe as of April 30, 2025 when considering Fund performance.
Virtus Duff & Phelps Global Infrastructure Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 10-year periods and underperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 5-, and 10-year periods and underperformed its benchmark for the 3-year period. The Board also noted that the Fund’s performance was equal to the median of its Performance Universe for the quarter ended March 31, 2025 and that the Fund outperformed its benchmark for the quarter ended March 31, 2025.

VIRTUS OPPORTUNITIES TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2026
The Board also noted that the Fund’s performance was in the second quintile of the performance universe for the 1-year period, fifth quintile for the 3-year period, and third quintile for the 5- and 10-year periods.
Virtus Duff & Phelps Global Real Estate Securities Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the first quintile of the performance universe for the 1-, 5-, and 10-year periods and second quintile for the 3-year period.
Virtus Duff & Phelps Real Asset Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 5-year periods and underperformed the median of its Performance Universe for the 3- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the first quintile of the performance universe for the 1-year period, fifth quintile for the 3- and 10-year periods, and second quintile for the 5-year period.
Virtus Duff & Phelps Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 5-, and 10-year periods and underperformed its benchmark for the 3-year period. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the first quintile of the performance universe for the 1-, 5- and 10-year periods and second quintile for the 3-year period.
Virtus KAR Developing Markets Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 1- and 3-year periods. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the first quintile of the performance universe for the 1- and 3-year periods.
Virtus KAR Emerging Markets Small-Cap Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, and 10-year periods and underperformed its benchmark for the 5-year period. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fourth quintile of the performance universe for the 1-year period and first quintile for the 3-, 5-, and 10-year periods.
Virtus KAR International Small-Mid Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, and 10-year periods and underperformed its benchmark for the 5-year period. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the first quintile of the performance universe for the 1-, 3-, 5-, and 10-year periods.
Virtus Newfleet Core Plus Bond Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the third quintile of the performance universe for the 1-year period and first quintile for the 3-, 5-, and 10-year periods.
Virtus Newfleet High Yield Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, and 5-year periods and underperformed its benchmark for the 10-year period. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the first quintile of the performance universe for the 1-, 5-, and 10-year periods and second quintile for the 3-year period.
Virtus Newfleet Low Duration Core Plus Bond Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the first quintile of the performance universe for the 1-, 3-, 5-, and 10-year periods.
Virtus Newfleet Multi-Sector Intermediate Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.

VIRTUS OPPORTUNITIES TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2026
The Board also noted that the Fund’s performance was in the fourth quintile of the performance universe for the 1-year period, third quintile for the 3-year period, and second quintile for the 5- and 10-year periods.
Virtus Newfleet Multi-Sector Short Term Bond Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the first quintile of the performance universe for the 1-, 3-, 5-, and 10-year periods.
Virtus Newfleet Senior Floating Rate Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the third quintile of the performance universe for the 1-year period, second quintile for the 3- and 10-year periods, and first quintile for the 5-year period.
Virtus Seix Tax-Exempt Bond Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fifth quintile of the performance universe for the 1-year period, fourth quintile for the 3- and 5-year periods, and third quintile for the 10-year period.
Virtus SGA Emerging Markets Equity Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fifth quintile of the performance universe for the 1-, 3-, 5-, and 10-year periods.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark, including the reasons discussed for any underperformance and/or actions taken to address the underperformance. The Board also considered management’s discussion of any limitations on the comparability of the peer funds presented, if applicable.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, most favorable in these expense component rankings, and fifth being highest and, therefore, least favorable in these expense component rankings). In comparing each Fund’s net management fee to that of peer funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that each of the Funds had expense limitations in place to limit the total expenses incurred by the Funds and their shareholders, and that VIA had proposed to lower the expense limitations in place for Class A, C and I shares of Virtus SGA Emerging Markets Equity Fund. The Board also noted that any subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. VIA and the Subadvisers provided, and the Board considered, fee information of comparable funds/accounts managed by VIA and the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Duff & Phelps Global Infrastructure Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was below the median of the Expense Universe and the net total expenses were above the median of the Expense Universe.
Virtus Duff & Phelps Global Real Estate Securities Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Universe.
Virtus Duff & Phelps Real Asset Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were below the median of the Expense Universe.
Virtus Duff & Phelps Real Estate Securities Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Universe.
Virtus KAR Developing Markets Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Universe.

VIRTUS OPPORTUNITIES TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2026
Virtus KAR Emerging Markets Small-Cap Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fifth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Universe.
Virtus KAR International Small-Mid Cap Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Universe.
Virtus Newfleet Core Plus Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was above the median of the Expense Universe and the net total expenses after waivers were below the median of the Expense Universe.
Virtus Newfleet High Yield Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Universe.
Virtus Newfleet Low Duration Core Plus Bond Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Universe.
Virtus Newfleet Multi-Sector Intermediate Bond Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Universe.
Virtus Newfleet Multi-Sector Short Term Bond Fund. The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Universe.
Virtus Newfleet Senior Floating Rate Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were below the median of the Expense Universe.
Virtus Seix Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Universe.
Virtus SGA Emerging Markets Equity Fund. The Board considered that the Fund’s net management fee was in the fourth quintile of the Expense Universe and net total expenses after waivers were in the fifth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved lower expense limitations for Class A, C, and I shares of Virtus SGA Emerging Markets Equity Fund.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA’s affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadvisers and the profitability to the Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that expense limitations were in place for the Funds. The Board also took into account management’s discussion of the Funds’ advisory fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds, among other factors. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense limitations through at least the end of 2026, and that VIA had agreed to lower the expense limitations applicable to Class A, C, and I shares of Virtus SGA Emerging Markets Equity Fund. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

VIRTUS OPPORTUNITIES TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2026
With respect to whether the Subadvisers would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by VIA to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense limitations would affect the subadvisory fees paid to the Subadvisers.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fees to be earned under the applicable Agreement(s).
The Board considered that there may be certain indirect or ancillary benefits which may accrue to VIA, the Subadvisers and their affiliates, including (but not limited to): (a) the ability to leverage relationships with service providers to obtain more favorable terms or rates, (b) reputational benefits, (c) the receipt of research products and services acquired through commissions paid on portfolio transactions, and (d) the potential to attract other business.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, including any proposed amendments, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
F. Ford Drummond
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services
1-800-243-1574
Adviser Consulting Group
1-800-243-4361
Website
Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470

For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8496 05-26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	05/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	05/29/2006

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	5/28/2006

*	Print the name and title of each signing officer under his or her signature.